Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 18.1%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,191
Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 6.07%, 10/19/2026 (aa)		358	358
Asimi Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.96%, 09/16/2031 (aa)	GBP	308	413
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.85%), Zero Coupon, 09/28/2038 (aa)	EUR	800	892
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.07%, 12/24/2044 (aa)	EUR	298	332
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.12%, 12/24/2044 (aa)	EUR	62	68
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.30%, 12/25/2046 (aa)	EUR	900	1,006
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 5.70%, 12/25/2046 (aa)	EUR	90	102
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 4.19%, 01/25/2040 (aa)	EUR	496	554
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 5.35%, 01/26/2040 (aa)	EUR	62	70
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.05%, 09/30/2041 (aa)	EUR	612	682
Series 2023-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.50%, 09/30/2041 (aa)	EUR	87	98
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,541
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,496
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		350	350
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		1,106	1,110
Barings CLO Ltd. 2019-III, (Cayman Islands), Series 2019-3A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.61%, 04/20/2031 (e) (aa)		246	246
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.76%, 10/15/2036 (e) (aa)		1,000	1,001
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.58%, 04/20/2031 (aa)	GBP	857	1,146
Bavarian Sky SA, (Luxembourg), Series GE13, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.43%), 3.83%, 03/20/2032 (aa)	EUR	500	556
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (CME Term SOFR 3 Month + 1.45%), 6.73%, 07/20/2034 (e) (aa)		1,000	1,001
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 6.64%, 01/20/2031 (e) (aa)		511	512
BMW Canada Auto Trust, (Canada),
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	128	96
Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	451	337
BMW Vehicle Owner Trust, Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.43%), 5.71%, 04/27/2026 (aa)		1,276	1,276
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.78%), 4.15%, 02/24/2042 (aa)	EUR	550	613
Bumper DE SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 3.98%, 08/23/2032 (aa)	EUR	445	495

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Capital One Multi-Asset Execution Trust,
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,294
Series 2022-A1, Class A1, 2.80%, 03/15/2027		1,700	1,685
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	497
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.36%, 08/20/2031 (aa)	GBP	264	354
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.87%, 07/15/2028 (e) (aa)		1,100	1,102
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		68	67
Series 2023-3, Class A2A, 5.72%, 11/16/2026		505	507
Series 2023-4, Class A2A, 6.08%, 12/15/2026		821	826
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,672	1,676
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	479
Series 2024-2, Class A2A, 5.65%, 05/17/2027		900	906
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.65%), 4.05%, 10/21/2038 (aa)	EUR	900	1,003
Series 2023-1FRV, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.30%), 4.70%, 10/21/2038 (aa)	EUR	400	449
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		248	248
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		617	619
Series 2024-P3, Class A2, 4.61%, 11/10/2027		1,000	1,001
Citibank Credit Card Issuance Trust,
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.84%, 08/07/2027 (aa)		900	903
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,617
Citizen Irish Auto Receivables Trust, (Ireland),
Series 2023-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.77%), 4.28%, 12/15/2032 (aa)	EUR	413	460
Series 2023-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.40%), 4.91%, 12/15/2032 (aa)	EUR	121	136
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,900	1,928
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		300	301
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	486
Compartment BL Consumer Credit, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.63%), 3.98%, 09/25/2041 (aa)	EUR	642	716
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 4.25%, 09/25/2041 (aa)	EUR	292	325
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		188	188
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		208	209
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.49%, 07/18/2030 (e) (aa)		1,177	1,178

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.45%), 4.06%, 11/25/2035 (aa)	EUR	800	890
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		625	556
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		518	521
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 3.82%, 01/26/2043 (aa)	EUR	773	860
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.50%, 01/26/2043 (aa)	EUR	193	216
Ford Credit Auto Lease Trust,
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.93%, 02/15/2026 (aa)		504	504
Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 5.74%, 02/15/2027 (aa)		1,000	999
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		94	94
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 6.06%, 03/15/2026 (aa)		389	389
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	805
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,512
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,500	1,500
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	829
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 6.59%, 05/15/2028 (e) (aa)		1,290	1,303
GAMMA Sociedade de Titularizacao de Creditos, (Portugal), Series 2, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.00%, 02/26/2034 (aa)	EUR	400	446
GM Financial Automobile Leasing Trust,
Series 2023-2, Class A2A, 5.44%, 10/20/2025		162	162
Series 2024-3, Class A2A, 4.29%, 01/20/2027 (w)		1,900	1,899
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		222	222
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.09%, 05/18/2026 (aa)		247	247
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	430
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 5.81%, 09/16/2026 (aa)		1,288	1,288
Series 2023-4, Class A2A, 5.89%, 11/16/2026		557	560
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	952
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	610	452
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (ICE LIBOR EUR 3 Month + 2.90%), 6.36%, 09/22/2043 (aa)	EUR	328	373
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		1,000	1,004
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,500	1,500
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,718
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.10%), 4.51%, 02/18/2032 (aa)	EUR	200	223
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.72%), Zero Coupon, 10/18/2032 (w) (aa) (cc)	EUR	600	668
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		2,045	2,051

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/2025		115	115
Series 2023-A, Class A3, 4.58%, 04/15/2027		500	500
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 5.82%, 05/15/2026 (aa)		886	887
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,249
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 4.16%, 02/26/2035 (aa)	EUR	293	326
LT Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 4.10%, 07/18/2033 (aa)	EUR	356	398
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 4.31%, 05/18/2035 (aa)	EUR	400	442
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		368	369
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.59%, 10/15/2032 (e) (aa)		250	250
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	602
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	500	372
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		1,000	1,000
Mercedes-Benz Auto Receivables Trust,
Series 2023-1, Class A3, 4.51%, 11/15/2027		986	986
Series 2023-2, Class A2, 5.92%, 11/16/2026		743	746
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.93%, 12/15/2059 (aa)		237	237
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.11%, 11/15/2068 (e) (aa)		1,198	1,193
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 6.26%, 12/15/2059 (e) (aa)		229	229
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		110	106
Series 2021-DA, Class A, (Prime Rate-1.99%), 6.51%, 04/15/2060 (e) (aa)		283	280
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 6.19%, 12/15/2059 (e) (aa)		152	151
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.29%, 06/27/2067 (e) (aa)		509	509
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 5.82%, 04/20/2062 (e) (aa)		689	684
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 6.14%, 03/15/2032 (aa)	GBP	534	718
Nissan Auto Lease Trust, Series 2024-B, Class A3, 4.92%, 11/15/2027		500	509
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.94%, 03/14/2029 (e) (aa)		658	661
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 6.84%, 09/15/2036 (e) (aa)		1,652	1,677
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		1,000	1,000
Palmer Square CLO 2013-2 Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (CME Term SOFR 3 Month + 1.26%), 6.55%, 10/17/2031 (e) (aa)		136	136
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.76%, 07/25/2035 (aa)		200	199
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		50	49

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Pony SA Compartment German Auto Loans, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.52%), 3.96%, 01/14/2033 (aa)	EUR	800	891
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.85%), 4.29%, 01/14/2033 (aa)	EUR	100	111
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)		505	499
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		178	177
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)		170	170
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.22%, 07/25/2051 (e) (aa)		46	45
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.19%, 09/15/2030 (aa)	EUR	87	97
Series 10, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.20%), 4.64%, 09/15/2032 (aa)	EUR	100	112
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.08%, 12/28/2031 (aa)	EUR	344	383
Series 2, Class A1, Reg. S, (ICE LIBOR EUR 1 Month + 1.00%), 4.38%, 07/28/2034 (aa)	EUR	583	652
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.80%), 5.18%, 07/28/2034 (aa)	EUR	112	126
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.56%), 3.96%, 02/21/2037 (aa)	EUR	544	605
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.73%, 10/20/2030 (e) (aa)		120	120
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (CME Term SOFR 3 Month + 1.35%), 6.65%, 01/15/2030 (e) (aa)		282	282
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 02/16/2027		1,072	1,075
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	902
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 5.19%, 11/14/2034 (aa)	EUR	114	128
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.22%, 10/25/2029 (e) (aa)		18	18
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (CME Term SOFR 1 Month + 1.56%), 6.66%, 02/17/2032 (e) (aa)		88	88
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		56	56
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.11%, 09/15/2034 (e) (aa)		346	346
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 6.04%, 09/15/2037 (e) (aa)		383	382
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		292	272
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 5.94%, 01/15/2053 (e) (aa)		1,390	1,374
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 5.94%, 01/15/2053 (e) (aa)		165	163
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 5.81%, 03/17/2053 (e) (aa)		146	144
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.79%, 02/16/2055 (e) (aa)		1,301	1,306
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.19%, 05/16/2050 (e) (aa)		196	199
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 7.14%, 10/15/2058 (e) (aa)		2,015	2,049
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		149	152
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,021

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
TAGUS-Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.33%, 10/28/2040 (aa)	EUR	235	258
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 6.58%, 10/13/2032 (e) (aa)		196	196
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		266	266
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		1,350	1,353
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.78%, 11/20/2061 (e) (aa)		103	103
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,468
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		698	694
Series 2023-A, Class A3, 4.63%, 09/15/2027		200	201
Series 2023-C, Class A2A, 5.60%, 08/17/2026		256	256
Series 2024-A, Class A3, 4.83%, 10/16/2028		4,109	4,155
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		636	639
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.70%, 08/26/2028 (e) (aa)		1,700	1,706
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		1,700	1,713
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 5.99%, 12/20/2028 (aa)		1,578	1,581
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 0.00%, 08/20/2030 (aa)		1,000	1,001
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		456	457
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		443	444
Series 2023-2, Class A2A, 5.72%, 03/22/2027		1,115	1,122
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.98%, 03/22/2027 (aa)		3,056	3,060
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.54%, 06/07/2030 (e) (aa)		78	78
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (CME Term SOFR 3 Month + 1.24%), 6.52%, 07/20/2030 (e) (aa)		9	9
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		104	104
Series 2023-B, Class A2A, 5.25%, 11/16/2026		268	268
Series 2024-B, Class A2A, 5.48%, 09/15/2027		500	503
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.88%), 4.23%, 04/20/2034 (aa)	EUR	519	580

Total Asset-Backed Securities (Cost $117,421)			118,615

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.54%), 4.92%, 02/21/2025 (aa)	AUD	1,300	899
(BBSW ASX Australian 3 Month + 0.85%), 5.27%, 09/14/2026 (aa)	AUD	500	347
MUFG Bank/Sydney Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.23%, 02/17/2026 (aa)	AUD	700	486

Total Financial			1,732

Total Certificates of Deposit (Cost $1,652)			1,732

Collateralized Mortgage Obligations — 4.0%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 5.81%, 09/20/2061 (aa)	GBP	558	747
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.88%, 12/28/2049 (e) (aa)	GBP	659	882
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), Zero Coupon, 02/15/2067 (aa)	GBP	757	1,013
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.88%, 08/20/2045 (aa)	GBP	308	412
CSMC Trust, Series 2021-RPL4, Class A1, 4.07%, 12/27/2060 (e) (z)		262	261
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 4.44%, 10/28/2059 (aa)	EUR	676	753
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.52%, 06/25/2074 (aa)	GBP	242	324
FHLMC REMICS, Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 6.25%, 04/15/2049 (aa)		466	460
FNMA REMICS,
Series 2018-82, Class W, 6.76%, 11/25/2058 (z)		225	231
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 6.27%, 05/25/2050 (aa)		1,137	1,132
Series 2022-8, Class D, 2.00%, 08/25/2038		1,081	1,012
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.15%, 01/25/2051 (aa)		909	921
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.70%, 10/21/2070 (aa)	GBP	189	254
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.12%, 12/20/2064 (aa)		828	827
Series 2017-121, Class PE, 3.00%, 07/20/2046		111	109
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.82%, 08/20/2065 (aa)		278	277
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.74%, 05/20/2044 (aa)		268	260
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.85%, 06/20/2071 (aa)		1,387	1,416
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		816	731
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.70%, 01/20/2072 (aa)		681	664
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2073 (aa)		498	489

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.35%, 05/20/2073 (aa)		1,676	1,694
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.65%, 09/20/2073 (aa)		1,137	1,130
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.45%, 11/20/2073 (aa)		501	510
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2074 (aa)		1,004	1,010
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.28%, 01/20/2074 (aa)		1,006	1,014
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		250	233
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.63%, 10/15/2072 (aa)	GBP	666	893
Jupiter Mortgage No. 1 plc, (United Kingdom), Series 1X, Class AR, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 6.03%, 07/20/2055 (aa)	GBP	635	850
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		1,011	1,003
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		284	257
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		88	87
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		246	232
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		364	341
Resimac Bastille Trust, (Australia), Series 2021-2NCA, Class A1A, (CME Term SOFR 1 Month + 0.76%), 5.96%, 02/03/2053 (e) (aa)		102	102
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 5.32%, 01/21/2070 (aa)	GBP	550	733
Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 5.53%, 01/21/2070 (aa)	GBP	635	850
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		133	128
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		81	77
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		183	170
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.95%, 07/20/2053 (e) (aa)	GBP	942	1,262
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.97%, 05/25/2058 (e) (aa)		191	197

Total Collateralized Mortgage Obligations (Cost $25,860)			25,948

Commercial Mortgage-Backed Securities — 3.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.30%, 09/15/2034 (e) (aa)		500	487
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.28%, 11/17/2038 (e) (aa)		82	82
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.30%), 6.39%, 06/15/2035 (e) (aa)		56	56
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.10%, 08/19/2038 (e) (aa)		700	702

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 6.47%, 06/15/2041 (e) (aa)	690	689
BSST Mortgage Trust, Series 2021-SSCP, Class A, (CME Term SOFR 1 Month + 0.86%), 5.96%, 04/15/2036 (e) (aa)	579	573
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.46%, 09/15/2036 (e) (aa)	500	476
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 7.21%, 06/15/2027 (e) (aa)	800	802
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 6.54%, 02/15/2039 (e) (aa)	947	947
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.54%, 02/15/2039 (e) (aa)	890	890
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 6.49%, 03/15/2041 (e) (aa)	407	407
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.54%, 04/15/2041 (e) (aa)	152	152
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 7.19%, 03/15/2041 (e) (aa)	270	271
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 6.59%, 07/15/2029 (e) (aa)	555	555
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 6.08%, 02/15/2039 (e) (aa)	530	505
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 7.72%, 09/15/2038 (e) (aa)	410	411
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	285	283
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.39%, 10/15/2036 (e) (aa)	900	893
COMM Mortgage Trust,
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	43	43
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	1	1
Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 6.92%, 06/15/2041 (e) (aa)	420	419
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 6.74%, 08/15/2041 (e) (aa)	220	220
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 6.36%, 11/15/2038 (e) (aa)	699	692
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 6.20%, 05/15/2035 (e) (aa)	613	610
ELM Trust,
Series 2024-ELM, Class A10, 5.99%, 06/10/2039 (e) (z)	800	818
Series 2024-ELM, Class A15, 5.99%, 06/10/2039 (e) (z)	800	818
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.54%, 08/17/2037 (e) (aa)	297	298
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.34%, 10/15/2039 (e) (aa)	480	479
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.59%, 08/15/2039 (e) (aa)	1,250	1,253
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 7.79%, 08/15/2040 (e) (aa)	185	186
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.17%, 12/15/2034 (e) (aa)	1,130	1,115
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.21%, 05/15/2036 (e) (aa)	700	481
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.50%, 03/15/2039 (e) (aa)	1,100	1,092

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.92%, 03/15/2035 (e) (aa)		608	608
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.23%, 11/17/2030 (e) (aa)	GBP	800	1,068
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 6.10%, 01/15/2039 (e) (aa)		350	347
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.91%, 10/15/2038 (e) (aa)		900	892
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.28%, 05/15/2037 (e) (aa)		520	521
UK Logistics DAC, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 6.63%, 05/17/2034 (aa)	GBP	202	271
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 4.84%, 02/27/2033 (aa)	EUR	1,000	1,105
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		97	97

Total Commercial Mortgage-Backed Securities (Cost $22,790)			22,615

Corporate Bonds — 49.7%
Basic Materials — 0.6%
Mining — 0.6%
Glencore Funding LLC,
3.88%, 10/27/2027 (e)		747	737
4.00%, 03/27/2027 (e)		1,760	1,743
6.13%, 10/06/2028 (e)		1,650	1,747

Total Basic Materials			4,227

Communications — 6.6%
Internet — 0.2%
Amazon.com, Inc., 3.15%, 08/22/2027		1,305	1,281

Media — 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026		3,200	3,288
Comcast Corp.,
2.35%, 01/15/2027		3,130	3,017
3.15%, 03/01/2026		1,402	1,383
3.55%, 05/01/2028		655	642

			8,330

Telecommunications — 5.1%
AT&T, Inc.,
1.70%, 03/25/2026		1,610	1,549
2.30%, 06/01/2027		1,880	1,795
2.95%, 07/15/2026		1,410	1,380
NTT Finance Corp., (Japan),
1.16%, 04/03/2026 (e)		3,585	3,424
5.10%, 07/02/2027 (e)		1,100	1,126
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	675
Rogers Communications, Inc., (Canada),
2.95%, 03/15/2025		4,750	4,706
3.20%, 03/15/2027		2,210	2,151

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Sprint LLC, 7.63%, 03/01/2026	2,000	2,066
T-Mobile USA, Inc.,
1.50%, 02/15/2026	540	519
2.25%, 02/15/2026	4,440	4,314
2.63%, 04/15/2026	2,300	2,241
3.50%, 04/15/2025	1,000	993
3.75%, 04/15/2027	1,700	1,679
Verizon Communications, Inc.,
2.63%, 08/15/2026	1,885	1,832
3.38%, 02/15/2025	1,555	1,546
3.50%, 11/01/2024	1,355	1,353

		33,349

Total Communications		42,960

Consumer Cyclical — 5.1%
Auto Manufacturers — 4.8%
American Honda Finance Corp.,
(United States SOFR + 0.55%), 5.65%, 02/12/2025 (aa)	1,700	1,701
(SOFR Compounded Index + 0.78%), 5.98%, 04/23/2025 (aa)	2,724	2,730
BMW US Capital LLC,
4.60%, 08/13/2027 (e)	1,105	1,117
(SOFR Compounded Index + 0.84%), 5.71%, 04/01/2025 (e) (aa)	1,100	1,103
(SOFR Compounded Index + 0.80%), 5.89%, 08/13/2026 (e) (aa)	1,900	1,907
Daimler Truck Finance North America LLC, 5.20%, 01/17/2025 (e)	2,000	2,000
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	400	395
2.70%, 08/10/2026	1,150	1,105
4.13%, 08/04/2025	200	198
5.13%, 06/16/2025	200	200
5.80%, 03/05/2027	1,250	1,273
7.35%, 11/04/2027	1,795	1,905
(United States SOFR + 2.95%), 7.90%, 03/06/2026 (aa)	300	308
General Motors Financial Co., Inc.,
3.50%, 11/07/2024	2,000	1,997
(SOFR Compounded Index + 1.30%), 6.59%, 04/07/2025 (aa)	700	702
Hyundai Capital America, (United States SOFR + 1.15%), 6.29%, 08/04/2025 (e) (aa)	1,100	1,106
Mercedes-Benz Finance North America LLC,
4.88%, 07/31/2026 (e)	1,120	1,135
4.90%, 01/09/2026 (e)	2,080	2,096
(United States SOFR + 0.63%), 5.81%, 07/31/2026 (e) (aa)	1,400	1,399
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	500	469
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	590
Toyota Motor Credit Corp.,
4.80%, 01/05/2026	3,265	3,295
(United States SOFR + 0.65%), 5.57%, 09/11/2025 (aa)	1,000	1,003
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 5.70%, 03/20/2026 (e) (aa)	500	501
5.80%, 09/12/2025 (e)	221	223
(United States SOFR + 0.93%), 5.85%, 09/12/2025 (e) (aa)	1,000	1,003

		31,461

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025	500	494

Lodging — 0.1%
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	668

Retail — 0.1%
Home Depot, Inc. (The), 2.80%, 09/14/2027	800	777

Total Consumer Cyclical		33,400

Consumer Non-cyclical — 5.6%
Agriculture — 1.1%
BAT Capital Corp.,
3.22%, 09/06/2026	2,175	2,128
4.70%, 04/02/2027	2,750	2,774
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)	800	784
Philip Morris International, Inc., 4.75%, 02/12/2027	1,530	1,554

		7,240

Biotechnology — 0.7%
Amgen, Inc.,
2.20%, 02/21/2027	1,640	1,570
5.25%, 03/02/2025	2,935	2,939

		4,509

Commercial Services — 0.6%
Global Payments, Inc.,
1.20%, 03/01/2026	2,500	2,389
1.50%, 11/15/2024	1,500	1,493

		3,882

Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025	1,000	991

Food — 0.2%
J M Smucker Co. (The), 3.50%, 03/15/2025	1,200	1,193

Healthcare—Products — 0.3%
Baxter International, Inc., 1.32%, 11/29/2024	1,800	1,788

Healthcare—Services — 1.8%
Elevance Health, Inc., 1.50%, 03/15/2026	1,875	1,803
HCA, Inc.,
3.13%, 03/15/2027	3,820	3,712
5.25%, 04/15/2025	1,100	1,101
5.38%, 09/01/2026	2,000	2,022
Humana, Inc., 1.35%, 02/03/2027	900	841
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)	1,866	1,828
UnitedHealth Group, Inc., 3.85%, 06/15/2028	620	617

		11,924

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 0.8%
AbbVie, Inc., 3.60%, 05/14/2025		1,000	994
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		1,800	1,787
Bristol-Myers Squibb Co., 1.13%, 11/13/2027		755	693
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025		1,600	1,602

			5,076

Total Consumer Non-cyclical			36,603

Energy — 2.7%
Oil & Gas — 1.0%
BP Capital Markets America, Inc.,
3.02%, 01/16/2027		955	933
5.02%, 11/17/2027		1,310	1,347
Diamondback Energy, Inc., 5.20%, 04/18/2027		3,410	3,480
Occidental Petroleum Corp., 5.00%, 08/01/2027		830	842

			6,602

Pipelines — 1.7%
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,295	1,325
ONEOK, Inc.,
4.55%, 07/15/2028		1,045	1,050
5.55%, 11/01/2026		1,500	1,534
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028		705	701
5.63%, 03/01/2025		1,582	1,583
5.88%, 06/30/2026		2,915	2,962
Targa Resources Corp., 5.20%, 07/01/2027		1,990	2,035

			11,190

Total Energy			17,792

Financial — 20.8%
Banks — 17.7%
ABN AMRO Bank NV, (Netherlands), (CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		1,900	1,934
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 6.39%, 07/15/2028 (aa)		1,000	1,001
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		1,400	1,400
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	4,002
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,816
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		3,200	3,294
(CME Term SOFR 3 Month + 1.03%), 6.27%, 02/05/2026 (aa)		900	900
Bank of Nova Scotia (The), (Canada), (United States SOFR + 1.00%), 4.40%, 09/08/2028 (aa)		1,135	1,139
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.58%, 10/29/2025 (aa)	AUD	700	486
(BBSW ASX Australian 3 Month + 1.10%), 5.59%, 10/30/2024 (aa)	AUD	2,000	1,384
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		500	493
5.90%, 07/13/2026 (e)		1,300	1,336

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,219
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,129
BNP Paribas SA, (France),
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		1,000	981
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		900	896
BPCE SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.78%, 09/29/2025 (aa)	AUD	600	417
Reg. S, (United States SOFR + 0.57%), 5.83%, 01/14/2025 (aa)		700	701
(United States SOFR + 0.96%), 5.83%, 09/25/2025 (e) (aa)		2,140	2,150
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.99%, 06/05/2025 (aa)	AUD	1,100	765
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 1.22%), 6.53%, 10/02/2026 (aa)		1,000	1,010
Citibank NA,
4.93%, 08/06/2026		625	634
(SOFR Compounded Index + 1.06%), 6.04%, 12/04/2026 (aa)		800	807
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	4,207
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		800	792
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		5,490	5,445
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,100	1,993
Credit Agricole SA, (France), Reg. S, (United States SOFR + 0.87%), 5.79%, 03/11/2027 (aa)		500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		500	484
(United States SOFR + 2.58%), 3.96%, 11/26/2025 (aa)		1,900	1,895
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	607
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	495
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.46%, 02/18/2025 (aa)	AUD	700	484
Goldman Sachs Bank USA, (United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,137
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,216
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		3,245	3,192
5.70%, 11/01/2024		2,000	2,001
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.40%), 2.63%, 11/07/2025 (aa)		500	499
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	198
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,000	997
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		800	796
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,090	2,147
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,505
ING Bank Australia Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.13%, 05/26/2025 (aa)	AUD	500	347

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
ING Groep NV, (Netherlands),
(SOFR Compounded Index + 1.01%), 5.88%, 04/01/2027 (aa)		500	502
(SOFR Compounded Index + 1.64%), 6.51%, 03/28/2026 (aa)		1,000	1,006
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		400	396
4.45%, 05/08/2025		1,800	1,794
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.13%), 3.84%, 04/17/2026 (aa)		400	398
(United States SOFR + 0.94%), 6.01%, 02/20/2026 (aa)		1,000	1,002
Morgan Stanley,
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,397
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		870	868
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,234
Morgan Stanley Bank NA,
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,897
5.88%, 10/30/2026		1,465	1,518
National Australia Bank Ltd., (Australia),
4.75%, 12/10/2025		1,450	1,460
4.94%, 01/12/2028		710	728
National Bank of Canada, (Canada), (SOFR Compounded Index + 0.90%), 5.77%, 03/25/2027 (aa)		1,000	1,002
NatWest Markets plc, (United Kingdom),
3.48%, 03/22/2025 (e)		1,825	1,811
5.42%, 05/17/2027 (e)		700	718
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 5.62%, 03/19/2027 (e) (aa)		1,200	1,203
(United States SOFR + 0.96%), 5.91%, 06/06/2025 (e) (aa)		500	502
Royal Bank of Canada, (Canada),
5.66%, 10/25/2024		980	980
(SOFR Compounded Index + 1.08%), 6.30%, 07/20/2026 (aa)		2,000	2,016
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		765	781
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		1,900	1,840
Societe Generale SA, (France),
(United States SOFR + 1.05%), 6.27%, 01/21/2026 (e) (aa)		500	501
Reg. S, (United States SOFR + 1.05%), 6.27%, 01/21/2026 (aa)		1,100	1,101
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		1,100	1,091
Reg. S, (United States SOFR + 0.93%), 5.96%, 11/23/2025 (aa)		200	200
(United States SOFR + 1.74%), 6.61%, 03/30/2026 (e) (aa)		500	503
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.69%, 10/16/2024 (aa)	AUD	2,300	1,591
(United States SOFR + 1.30%), 6.57%, 07/13/2026 (aa)		400	405
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.86%, 03/04/2026 (aa)	AUD	500	345
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,477
UBS AG, (Switzerland),
3.70%, 02/21/2025		1,500	1,493
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.36%, 07/30/2025 (aa)	AUD	2,100	1,457
UBS Group AG, (Switzerland), (CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,494

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)	1,800	1,795
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)	1,265	1,306
(United States SOFR + 1.07%), 6.28%, 04/22/2028 (aa)	745	748
Wells Fargo Bank NA, (United States SOFR + 0.80%), 5.95%, 08/01/2025 (aa)	2,620	2,626

		116,019

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
1.65%, 10/29/2024	200	200
3.50%, 01/15/2025	1,300	1,294
Series 3NC1, 1.75%, 10/29/2024	300	299
American Express Co., (SOFR Compounded Index + 0.93%), 5.91%, 03/04/2025 (aa)	1,120	1,121
Aviation Capital Group LLC, 5.50%, 12/15/2024 (e)	700	699
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)	1,400	1,385
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)	1,500	1,498
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)	300	298
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,857
ORIX Corp., (Japan), 3.25%, 12/04/2024	400	399

		9,050

Insurance — 1.1%
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)	835	857
New York Life Global Funding,
3.00%, 01/10/2028 (e)	1,030	997
5.45%, 09/18/2026 (e)	3,790	3,895
Protective Life Global Funding, 4.34%, 09/13/2027 (e)	1,320	1,321

		7,070

REITS — 0.6%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	4,230	4,247

Total Financial		136,386

Industrial — 4.1%
Aerospace/Defense — 2.3%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)	1,415	1,438
Boeing Co. (The), 4.88%, 05/01/2025	1,800	1,793
General Dynamics Corp., 2.63%, 11/15/2027	765	736
L3Harris Technologies, Inc.,
4.40%, 06/15/2028	1,015	1,019
5.40%, 01/15/2027	1,995	2,047
Northrop Grumman Corp.,
2.93%, 01/15/2025	2,000	1,987
3.20%, 02/01/2027	936	917
3.25%, 01/15/2028	745	724
RTX Corp.,
2.65%, 11/01/2026	2,000	1,941
3.13%, 05/04/2027	1,055	1,029
5.75%, 11/08/2026	1,580	1,629

		15,260

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		1,700	1,677

Machinery - Construction & Mining — 0.4%
Caterpillar Financial Services Corp.,
5.00%, 05/14/2027		815	837
(United States SOFR + 0.52%), 5.43%, 06/13/2025 (aa)		2,000	2,004

			2,841

Machinery - Diversified — 0.2%
John Deere Capital Corp., 1.75%, 03/09/2027		1,495	1,419

Miscellaneous Manufacturers — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	700	479

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		838	837

Transportation — 0.7%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024		3,540	3,517
Norfolk Southern Corp., 2.90%, 06/15/2026		1,255	1,229

			4,746

Total Industrial			27,259

Technology — 2.1%
Semiconductors — 0.8%
Broadcom, Inc.,
3.46%, 09/15/2026		1,740	1,716
3.63%, 10/15/2024		1,000	999
QUALCOMM, Inc., 3.25%, 05/20/2027		920	905
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		1,900	1,889

			5,509

Software — 1.3%
Oracle Corp.,
1.65%, 03/25/2026		2,690	2,586
2.80%, 04/01/2027		1,470	1,423
2.95%, 11/15/2024		1,000	997
2.95%, 05/15/2025		1,000	989
VMware LLC,
1.40%, 08/15/2026		1,990	1,885
3.90%, 08/21/2027		750	742

			8,622

Total Technology			14,131

Utilities — 2.1%
Electric — 2.1%
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 5.71%, 10/30/2024 (aa)	AUD	1,500	1,037
Duke Energy Corp., 2.65%, 09/01/2026		2,489	2,420
Edison International, 4.70%, 08/15/2025		200	199
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)		300	299
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		1,800	1,798
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.46%, 10/30/2024 (aa)	AUD	500	346

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027	850	856
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	1,545	1,523
4.63%, 07/15/2027	1,200	1,218
Southern California Edison Co.,
4.40%, 09/06/2026	1,195	1,204
5.85%, 11/01/2027	1,595	1,675
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,130

Total Utilities		13,705

Total Corporate Bonds (Cost $323,272)		326,463

Foreign Government Security — 0.1%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026 (Cost $499)	500	505

Mortgage-Backed Securities — 0.9%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 11/01/2050 (w)	4,400	4,453
FNMA Pool, 2.80%, 06/01/2025	1,327	1,308

Total Mortgage-Backed Securities (Cost $5,773)		5,761

U.S. Government Agency Securities — 0.5%
FHLMC,
5.08%, 10/25/2024	1,000	1,000
5.55%, 07/30/2027	1,400	1,399
FNMA, 4.00%, 02/28/2025	1,000	998

Total U.S. Government Agency Securities (Cost $3,400)		3,397

U.S. Treasury Obligations — 9.5%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029	8,644	8,877
U.S. Treasury Notes,
1.38%, 01/31/2025	8,665	8,575
2.75%, 06/30/2025	24,000	23,769
3.88%, 04/30/2025	21,285	21,232

Total U.S. Treasury Obligations (Cost $61,987)		62,453

Short-Term Investments — 14.1%
Certificate of Deposit — 0.6%
Bayerische Landesbank, (Germany), 4.66%, 08/28/2025 (n)	4,000	4,013

Commercial Papers — 4.2%
Banco Santader SA, (Spain), 5.60%, 04/07/2025 (e) (n)	2,500	2,442
Barclays Capital, Inc., 5.47%, 02/11/2025 (e) (n)	4,250	4,178
BofA Securities, Inc.,
5.15%, 07/25/2025 (e) (n)	3,000	2,897
5.54%, 06/06/2025 (e) (n)	2,000	1,941

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
HSBC USA, Inc.,
5.48%, 07/25/2025 (e) (n)		2,500	2,408
6.52%, 10/11/2024 (e) (n)		2,000	1,997
LVMH Moet Hennessy Louis Vuitton SE, (France), 5.36%, 11/15/2024 (e) (n)		5,000	4,970
Macquarie Bank Ltd., (Australia), 4.73%, 05/27/2025 (e) (n)		3,000	2,916
Sempra, 5.68%, 11/12/2024 (e) (n)		2,000	1,988
Westpac Securities NZ Ltd., (United Kingdom), 5.49%, 05/16/2025 (e) (n)		2,000	1,946

Total Commercial Papers			27,683

Repurchase Agreement — 1.2%
BofA Securities, Inc., 4.95%, dated 09/30/2024 due 10/01/2024, repurchase price $8,000 collateralized by U.S. Treasury Security, 4.13%, due 03/31/2029, with a value of $1,011		8,000	8,000

Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd., 2.90%, 10/01/2024	AUD	147	101
Citibank NA,
2.33%, 10/01/2024	EUR	857	954
4.18%, 10/01/2024		184	184
Royal Bank of Canada,
3.03%, 10/01/2024	CAD	47	34
3.91%, 10/01/2024	GBP	257	344
4.18%, 10/01/2024		193	193
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2024	JPY	77	1
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		2,193	2,193

Total Time Deposits			4,004

U.S. Treasury Obligations — 7.5%
U.S. Treasury Bills,
3.92%, 09/04/2025 (n)		23,500	22,651
4.33%, 03/27/2025 (n)		10,000	9,790
4.54%, 12/19/2024 (n) (ii)		205	203
4.74%, 07/10/2025 (n)		14,000	13,574
5.19%, 10/08/2024 (n)		437	437
5.19%, 10/03/2024 (n)		32	32
5.23%, 10/24/2024 (n)		2,500	2,492
5.23%, 10/01/2024 (n)		27	27
5.27%, 10/10/2024 (n)		4	4

Total U.S. Treasury Obligations			49,210

Total Short-Term Investments (Cost $92,752)			92,910

Total Investments — 100.6% (Cost - $655,406)*			660,399
Liabilities in Excess of Other Assets — (0.6)%			(4,046)

NET ASSETS — 100.0%			$656,353

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 3-Year Bond	51	12/2024	AUD	3,784	(5)
Australia 10-Year Bond	96	12/2024	AUD	7,778	(53)
Long Gilt	28	12/2024	GBP	3,703	(18)
SOFR 3 Month	212	09/2025	USD	51,365	(66)
U.S. Treasury 5 Year Note	45	12/2024	USD	4,974	(29)

					(171)

Short Contracts
U.S. Treasury 2 Year Note	(291)	12/2024	USD	(60,593)	(5)
U.S. Treasury 5 Year Note	(384)	12/2024	USD	(42,163)	(32)
U.S. Treasury 10 Year Note	(88)	12/2024	USD	(10,047)	(10)
U.S. Treasury Ultra Bond	(35)	12/2024	USD	(4,720)	62
U.S. Ultra Treasury 10 Year Note	(68)	12/2024	USD	(8,046)	2

					17

Total unrealized appreciation (depreciation)					(154)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	965	USD	651	Bank of America, NA	10/02/2024	16
AUD	17,083	USD	11,755	Barclays Bank plc	10/02/2024	56
AUD	1,391	USD	952	Deutsche Bank AG	10/02/2024	9
USD	1,448	CAD	1,951	Bank of America, NA	10/02/2024	6
USD	722	EUR	645	Nomura International plc	12/18/2024	1

Total unrealized appreciation						88

USD	502	AUD	737	Bank of America, NA	10/02/2024	(7)
USD	12,723	AUD	18,702	Barclays Bank plc	10/02/2024	(207)
CAD	269	USD	200	Barclays Bank plc	10/02/2024	(1)
USD	3,774	GBP	2,860	Barclays Bank plc	10/02/2024	(51)
USD	11,761	AUD	17,083	Barclays Bank plc	11/04/2024	(56)
USD	3,822	GBP	2,860	Barclays Bank plc	11/04/2024	(3)
USD	281	EUR	252	UBS AG LONDON	12/18/2024	— (h)
USD	17,063	EUR	15,283	UBS AG LONDON	12/18/2024	(3)
USD	709	GBP	542	UBS AG LONDON	12/18/2024	(15)
USD	7,840	GBP	5,975	UBS AG LONDON	12/18/2024	(146)

Total unrealized depreciation						(489)

Net unrealized appreciation (depreciation)						(401)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2024.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2024.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ii)	—	Approximately $203 of these investments are restricted as collateral for forwards to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 8.6%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,191
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,054
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		350	351
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		1,659	1,664
BMW Canada Auto Trust, (Canada),
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	142	106
Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	451	337
Capital One Multi-Asset Execution Trust,
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,294
Series 2022-A1, Class A1, 2.80%, 03/15/2027		2,400	2,379
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	496
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.87%, 07/15/2028 (e) (aa)		1,500	1,503
Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, 11/16/2026		505	507
CarMax Auto Owner Trust,
Series 2023-4, Class A2A, 6.08%, 12/15/2026		821	826
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,922	1,927
Series 2024-2, Class A2A, 5.65%, 05/17/2027		1,100	1,107
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		248	248
Series 2024-P3, Class A2, 4.61%, 11/10/2027		1,000	1,001
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 5.98%, 05/14/2029 (aa)		2,000	2,021
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.84%, 08/07/2027 (aa)		1,000	1,003
Series 2023-A1, Class A1, 5.23%, 12/08/2027		2,300	2,325
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		2,100	2,131
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		350	351
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		225	226
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		208	209
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		681	606
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		209	208
Ford Credit Auto Lease Trust,
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.93%, 02/15/2026 (aa)		605	605
Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 5.74%, 02/15/2027 (aa)		1,000	999
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,512
Series 2024-C, Class A2A, 4.32%, 08/15/2027		2,000	2,000
GM Financial Automobile Leasing Trust,
Series 2023-2, Class A2A, 5.44%, 10/20/2025		162	162
Series 2024-3, Class A2A, 4.29%, 01/20/2027 (w)		1,700	1,699
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		247	247
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.09%, 05/18/2026 (aa)		247	247
Series 2023-4, Class A2A, 5.89%, 11/16/2026		557	560
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	610	452

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		1,000	1,004
Series 2024-B, Class A2, 4.62%, 08/16/2027		2,000	2,000
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,021
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/2025		144	144
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		368	369
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	602
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	800	595
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		1,100	1,101
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		1,183	1,183
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.93%, 12/15/2059 (aa)		395	395
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.11%, 11/15/2068 (e) (aa)		720	717
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.29%, 06/27/2067 (e) (aa)		577	577
Nissan Auto Lease Trust, Series 2024-B, Class A3, 4.92%, 11/15/2027		600	610
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		1,000	1,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.76%, 07/25/2035 (aa)		260	258
Pawnee Equipment Receivables Series LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		54	54
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)		568	561
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		178	178
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)		170	170
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	902
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.22%, 10/25/2029 (e) (aa)		20	20
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		60	59
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		334	311
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.19%, 05/16/2050 (e) (aa)		262	266
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		149	153
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,021
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		319	320
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		1,620	1,623
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.78%, 11/20/2061 (e) (aa)		103	103
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,762
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		872	868
Series 2023-A, Class A3, 4.63%, 09/15/2027		200	201
Series 2023-C, Class A2A, 5.60%, 08/17/2026		256	256
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		694	697
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.70%, 08/26/2028 (e) (aa)		2,000	2,006

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		2,000	2,015
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 0.00%, 08/20/2030 (aa)		1,100	1,101
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		513	514
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		443	444
Series 2023-2, Class A2A, 5.72%, 03/22/2027		1,710	1,720
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		148	148
Series 2023-B, Class A2A, 5.25%, 11/16/2026		268	268
Series 2024-B, Class A2A, 5.48%, 09/15/2027		600	604

Total Asset-Backed Securities (Cost $65,246)			65,475

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.54%), 4.92%, 02/21/2025 (aa)	AUD	1,500	1,038
(BBSW ASX Australian 3 Month + 0.85%), 5.27%, 09/14/2026 (aa)	AUD	600	416
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.23%, 02/17/2026 (aa)	AUD	700	486

Total Financial			1,940

Total Certificates of Deposit (Cost $1,849)			1,940

Collateralized Mortgage Obligations — 2.8%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.88%, 12/28/2049 (e) (aa)	GBP	989	1,323
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.88%, 08/20/2045 (aa)	GBP	308	412
CSMC Trust, Series 2021-RPL4, Class A1, 4.07%, 12/27/2060 (e) (z)		262	261
FHLMC REMICS, Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 6.25%, 04/15/2049 (aa)		466	459
FNMA REMICS,
Series 2018-82, Class W, 6.76%, 11/25/2058 (z)		225	231
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 6.27%, 05/25/2050 (aa)		1,267	1,262
Series 2022-8, Class D, 2.00%, 08/25/2038		1,141	1,068
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.15%, 01/25/2051 (aa)		909	921
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.12%, 12/20/2064 (aa)		828	827
Series 2017-121, Class PE, 3.00%, 07/20/2046		132	130
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.82%, 08/20/2065 (aa)		278	277
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.74%, 05/20/2044 (aa)		314	306
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.85%, 06/20/2071 (aa)		1,474	1,504
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		816	731
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.70%, 01/20/2072 (aa)		779	759

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2073 (aa)		399	391
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.35%, 05/20/2073 (aa)		1,971	1,993
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.65%, 09/20/2073 (aa)		1,606	1,595
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.45%, 11/20/2073 (aa)		501	510
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2074 (aa)		1,004	1,010
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.28%, 01/20/2074 (aa)		1,207	1,216
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		200	187
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		1,078	1,069
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		331	300
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		88	87
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		220	207
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		387	363
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		159	154
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		206	191
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.95%, 07/20/2053 (e) (aa)	GBP	1,036	1,389
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.97%, 05/25/2058 (e) (aa)		191	197

Total Collateralized Mortgage Obligations (Cost $21,500)			21,330

Commercial Mortgage-Backed Securities — 0.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.30%, 09/15/2034 (e) (aa)		500	488
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.28%, 11/17/2038 (e) (aa)		70	70
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 6.59%, 01/20/2037 (e) (aa)		676	672
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.30%), 6.39%, 06/15/2035 (e) (aa)		62	62
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.10%, 08/19/2038 (e) (aa)		900	902
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.46%, 09/15/2036 (e) (aa)		500	476
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		238	236
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.39%, 10/15/2036 (e) (aa)		900	893
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.17%, 12/15/2034 (e) (aa)		900	888
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.21%, 05/15/2036 (e) (aa)		700	481
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.92%, 03/15/2035 (e) (aa)		608	608

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.23%, 11/17/2030 (e) (aa)	GBP	800	1,068
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.91%, 10/15/2038 (e) (aa)		100	99
VMC Finance LLC, Series 2021-FL4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.23%, 06/16/2036 (e) (aa)		29	29

Total Commercial Mortgage-Backed Securities (Cost $7,234)			6,972

Corporate Bonds — 14.0%
Communications — 0.4%
Telecommunications — 0.4%
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	674
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		1,200	1,189
T-Mobile USA, Inc., 3.50%, 04/15/2025		1,000	993

Total Communications			2,856

Consumer Cyclical — 2.0%
Auto Manufacturers — 1.9%
American Honda Finance Corp., (United States SOFR + 0.55%), 5.65%, 02/12/2025 (aa)		2,100	2,102
BMW US Capital LLC, (SOFR Compounded Index + 0.80%), 5.89%, 08/13/2026 (e) (aa)		2,200	2,208
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		600	593
4.13%, 08/04/2025		300	297
5.80%, 03/05/2027		1,450	1,476
(United States SOFR + 2.95%), 7.90%, 03/06/2026 (aa)		300	308
General Motors Financial Co., Inc., 3.50%, 11/07/2024		2,500	2,496
Hyundai Capital America, (United States SOFR + 1.15%), 6.29%, 08/04/2025 (e) (aa)		200	201
Mercedes-Benz Finance North America LLC, (United States SOFR + 0.63%), 5.81%, 07/31/2026 (e) (aa)		1,500	1,499
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)		600	562
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		700	689
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 5.70%, 03/20/2026 (e) (aa)		600	601
(United States SOFR + 0.93%), 5.85%, 09/12/2025 (e) (aa)		1,500	1,504

			14,536

Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025		500	494

Total Consumer Cyclical			15,030

Consumer Non-cyclical — 1.2%
Commercial Services — 0.3%
Global Payments, Inc., 1.50%, 11/15/2024		2,000	1,991

Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	991

Food — 0.0% (g)
J M Smucker Co. (The), 3.50%, 03/15/2025		300	298

Healthcare - Products — 0.3%
Baxter International, Inc., 1.32%, 11/29/2024		500	497
(SOFR Compounded Index + 0.44%), 5.44%, 11/29/2024 (aa)		1,900	1,900

			2,397

Healthcare - Services — 0.2%
HCA, Inc., 5.25%, 04/15/2025		1,100	1,101

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,000	1,985

Total Consumer Non-cyclical			8,763

Energy — 0.1%
Pipelines — 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		776	776

Financial — 8.7%
Banks — 7.5%
ABN AMRO Bank NV, (Netherlands), (CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,200	2,240
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 6.39%, 07/15/2028 (aa)		400	400
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		2,000	2,000
(CME Term SOFR 3 Month + 1.03%), 6.27%, 02/05/2026 (aa)		500	500
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.58%, 10/29/2025 (aa)	AUD	1,000	694
(BBSW ASX Australian 3 Month + 1.10%), 5.59%, 10/30/2024 (aa)	AUD	2,000	1,384
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		600	592
Reg. S, (SOFR Compounded Index + 0.41%), 5.55%, 02/04/2025 (aa)		500	500
5.90%, 07/13/2026 (e)		1,500	1,542
Barclays plc, (United Kingdom), (CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,157	1,187
BNP Paribas SA, (France),
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		1,200	1,177
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		900	896
BPCE SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.78%, 09/29/2025 (aa)	AUD	700	487
Reg. S, (United States SOFR + 0.57%), 5.83%, 01/14/2025 (aa)		800	801
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.99%, 06/05/2025 (aa)	AUD	1,200	834
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 1.22%), 6.53%, 10/02/2026 (aa)		1,200	1,212
Citibank NA, (SOFR Compounded Index + 1.06%), 6.04%, 12/04/2026 (aa)		1,200	1,211
Citigroup, Inc., (United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		800	792
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,400	2,277
Credit Agricole SA, (France), Reg. S, (United States SOFR + 0.87%), 5.79%, 03/11/2027 (aa)		500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		600	581
(United States SOFR + 2.58%), 3.96%, 11/26/2025 (aa)		2,200	2,194
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	708
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	495
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.46%, 02/18/2025 (aa)	AUD	700	484
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 5.74%, 12/09/2026 (aa)		400	400
(CME Term SOFR 3 Month + 1.43%), 6.55%, 05/15/2026 (aa)		1,000	1,006
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.40%), 2.63%, 11/07/2025 (aa)		700	698
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		200	198
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,200	1,197

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		900	896
ING Bank Australia Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.13%, 05/26/2025 (aa)	AUD	500	347
ING Groep NV, (Netherlands),
(SOFR Compounded Index + 1.01%), 5.88%, 04/01/2027 (aa)		500	502
(SOFR Compounded Index + 1.64%), 6.51%, 03/28/2026 (aa)		1,300	1,308
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		500	495
4.45%, 05/08/2025		2,100	2,093
Mitsubishi UFJ Financial Group, Inc., (Japan),
(United States SOFR + 0.94%), 6.01%, 02/20/2026 (aa)		530	531
(United States SOFR + 1.44%), 6.70%, 04/17/2026 (aa)		500	503
National Bank of Canada, (Canada), (SOFR Compounded Index + 0.90%), 5.77%, 03/25/2027 (aa)		1,200	1,203
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,000	992
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 5.62%, 03/19/2027 (e) (aa)		1,200	1,203
(United States SOFR + 0.96%), 5.91%, 06/06/2025 (e) (aa)		725	728
Santander Holdings USA, Inc., 3.45%, 06/02/2025		1,500	1,484
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		2,100	2,034
Societe Generale SA, (France),
2.63%, 10/16/2024 (e)		300	299
(United States SOFR + 1.05%), 6.27%, 01/21/2026 (e) (aa)		800	801
Reg. S, (United States SOFR + 1.05%), 6.27%, 01/21/2026 (aa)		800	801
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		800	793
Reg. S, (United States SOFR + 0.93%), 5.96%, 11/23/2025 (aa)		400	400
(United States SOFR + 1.74%), 6.61%, 03/30/2026 (e) (aa)		500	504
(CMT Index 1 Year + 3.10%), 7.78%, 11/16/2025 (e) (aa)		400	401
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.69%, 10/16/2024 (aa)	AUD	2,400	1,660
(United States SOFR + 1.30%), 6.57%, 07/13/2026 (aa)		700	709
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.86%, 03/04/2026 (aa)	AUD	600	414
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,993
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.36%, 07/30/2025 (aa)	AUD	2,200	1,526
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		900	898
(United States SOFR + 1.32%), 6.51%, 04/25/2026 (aa)		1,200	1,205

			56,912

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
1.65%, 10/29/2024		1,200	1,197
3.50%, 01/15/2025		600	597
Series 3NC1, 1.75%, 10/29/2024		300	299
Aviation Capital Group LLC, 5.50%, 12/15/2024 (e)		800	799
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)		1,600	1,583
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)		1,500	1,498

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		570	566
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,248
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	399

			9,186

Total Financial			66,098

Industrial — 0.8%
Aerospace/Defense — 0.3%
Boeing Co. (The), 4.88%, 05/01/2025		2,100	2,092
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		500	491

			2,583

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,072

Miscellaneous Manufacturers — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	800	548

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	975

Total Industrial			6,178

Technology — 0.4%
Semiconductors — 0.4%
Broadcom, Inc., 3.63%, 10/15/2024		1,100	1,099
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		2,100	2,087

Total Technology			3,186

Utilities — 0.4%
Electric — 0.4%
Edison International, 4.70%, 08/15/2025		200	199
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)		300	299
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		2,100	2,098
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.46%, 10/30/2024 (aa)	AUD	600	415
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)		129	129

Total Utilities			3,140

Total Corporate Bonds (Cost $105,544)			106,027

Foreign Government Security — 0.1%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026 (Cost $799)		800	808

Mortgage-Backed Securities — 0.9%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 11/01/2050 (w)		5,000	5,060
FNMA Pool, 2.80%, 06/01/2025		1,769	1,744

Total Mortgage-Backed Securities (Cost $6,819)			6,804

Municipal Bonds — 65.4% (t)
Alabama — 0.2%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026		1,250	1,302

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alaska — 0.2%
State of Alaska,
Series B, GO, 5.00%, 08/01/2026	690	722
Series B, GO, 5.00%, 08/01/2027	750	804

		1,526

Arizona — 1.5%
Arizona Board of Regents, Series A, Rev., VRDO, 3.20%, 10/07/2024 (z)	11,595	11,595

California — 1.4%
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,499
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,028
State of California, GO, 5.00%, 08/01/2027	5,000	5,369

		10,896

Connecticut — 0.9%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.15%, 10/07/2024 (z)	5,680	5,680
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,282

		6,962

District of Columbia — 3.4%
District of Columbia,
Rev., VRDO, LOC: Wells Fargo Bank NA, 3.15%, 10/07/2024 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027 (w)	5,000	5,364
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,592
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,695
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,900
Series B, Rev., 5.00%, 10/01/2025	1,030	1,054
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,271
Rev., 5.00%, 07/15/2026	1,250	1,305

		25,506

Florida — 3.4%
Citizens Property Insurance, Inc., Series A1, Rev., 5.00%, 06/01/2025 (p)	1,000	1,003
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,278
City of Jacksonville FL, Series A, Rev., 5.00%, 10/01/2025	1,500	1,533
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,526
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.15%, 10/07/2024 (z)	2,800	2,800
Orlando Utilities Commission, Series 1, Rev., VRDO, 2.94%, 10/07/2024 (z)	14,500	14,500
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,302
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,032

		25,974

Georgia — 1.1%
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	707
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026 (w)	625	642

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Rev., AGM, 5.00%, 07/01/2025	550	559
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2026 (w)	4,000	4,108
Rev., 5.00%, 01/01/2027 (w)	1,000	1,051
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,040

		8,107

Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	355
Series A, Rev., 5.00%, 07/01/2026	350	362

		717

Illinois — 1.8%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,062
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,587
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 3.20%, 10/07/2024 (z)	1,770	1,770
State of Illinois,
Series A, GO, 5.00%, 10/01/2025	2,465	2,515
Series D, GO, 5.00%, 07/01/2025	2,600	2,638

		13,572

Indiana — 1.2%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 4.15%, 10/01/2024 (z)	6,000	6,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 3.80%, 10/01/2024 (z)	1,000	1,000
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2026	1,800	1,868

		8,868

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	1,978

Louisiana — 2.4%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,589
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,414

		18,003

Maryland — 0.7%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	6,000	6,424

Massachusetts — 1.3%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.05%, 10/07/2024 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,121

		9,821

Michigan — 0.7%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,628

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — 2.2%
City of Rochester MN,
Series A, Rev., VRDO, 3.15%, 10/07/2024 (z)	13,000	13,000
Series B, Rev., VRDO, 3.15%, 10/07/2024 (z)	3,900	3,900

		16,900

Mississippi — 0.1%
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027 (w)	1,000	1,054

Missouri — 1.3%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	929
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,381
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027 (w)	1,530	1,610

		9,920

Nebraska — 0.3%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027 (w)	2,000	2,105

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 3.05%, 10/07/2024 (z)	1,575	1,575

New Jersey — 2.4%
Casino Reinvestment Development Authority, Inc.,
Series A, Rev., AGC, 5.00%, 11/01/2026	1,000	1,048
Series B, Rev., AGC, 5.00%, 11/01/2026	500	524
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	516
New Jersey Educational Facilities Authority, Montclair State University,
Rev., AGM, 5.00%, 07/01/2025	1,690	1,716
Rev., AGM, 5.00%, 07/01/2026	1,000	1,042
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	586
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 06/15/2025	2,025	2,053
State of New Jersey, GO, 5.00%, 06/01/2027	5,000	5,332
State of New Jersey, Covid 19 Go Emergency Bonds, GO, 5.00%, 06/01/2025	5,320	5,396

		18,213

New Mexico — 0.9%
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,837
University of New Mexico (The), Rev., VRDO, 3.25%, 10/07/2024 (z)	3,640	3,640

		6,477

New York — 8.6%
City of New York NY, Series B, GO, VRDO, 4.15%, 10/01/2024 (z)	3,500	3,500
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.17%, 10/07/2024 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 4.15%, 10/01/2024 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.75%, 10/01/2024 (z)	5,225	5,225
Rev., VRDO, 3.90%, 10/01/2024 (z)	20,825	20,825
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B5, Rev., VRDO, 3.90%, 10/01/2024 (z)	5,700	5,700

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,184
Port Authority of New York & New Jersey, Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,105
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,629

		65,258

North Carolina — 1.0%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,623

Ohio — 5.2%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 3.05%, 10/07/2024 (z)	1,500	1,500
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.80%, 10/01/2024 (z)	5,000	5,000
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 3.00%, 10/07/2024 (z)	6,000	6,000
Rev., VRDO, 3.18%, 10/07/2024 (z)	11,600	11,600
State of Ohio, Rev., VRDO, 3.00%, 10/07/2024 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,549

		39,649

Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,598

Oregon — 0.4%
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,284

Pennsylvania — 3.9%
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,578
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	10,058
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,674
Series C, Rev., 5.00%, 06/01/2025	1,355	1,373
Commonwealth of Pennsylvania, GO, 5.00%, 09/15/2026	2,000	2,099
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025	5,565	5,651
Rev., 5.00%, 08/15/2026	5,000	5,192

		29,625

Texas — 7.3%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,581
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.05%, 10/07/2024 (z)	14,000	14,000
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,205
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.23%, 10/07/2024 (z)	12,380	12,380
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.23%, 10/07/2024 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,067
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc.,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,410
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,043

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,155
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027 (w)	1,000	1,055
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,626
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,040
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	2,997

		55,559

Utah — 1.0%
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,560
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,222
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	942

		7,724

Virginia — 2.1%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 3.15%, 10/07/2024 (z)	6,300	6,300
Series B, Rev., VRDO, 3.20%, 10/07/2024 (z)	8,835	8,835
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	842

		15,977

Washington — 6.7%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,132
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.05%, 10/07/2024 (z)	13,160	13,160
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,795
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025	1,735	1,758
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,330
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	7,001
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,568

		50,744

Wisconsin — 0.7%
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027	5,000	5,330

Total Municipal Bonds (Cost $496,020)		497,494

U.S. Government Agency Security — 0.1%
FHLMC, 5.55%, 07/30/2027 (Cost $600)	600	600

U.S. Treasury Obligation — 1.3%
U.S. Treasury Inflation Indexed Notes, 2.13%, 04/15/2029 (Cost $9,929)	9,864	10,131

Short-Term Investments — 8.6%
Municipal Bonds — 3.7% (t)
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025 (n)	13,760	13,992
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2025 (n) (w)	3,475	3,488
Pennsylvania Economic Development Financing Authority Parking System Revenue, Junior Insured Capitol, Rev., AGM, 5.00%, 01/01/2025	2,000	2,007

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
The Monmouth County Improvement Authority, Government Pooled Loan Project, Rev., CNTY GTD, 4.00%, 03/14/2025 (n)		8,000	8,034
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2025 (n)		800	803

Total Municipal Bonds			28,324

Repurchase Agreement — 1.8%
BofA Securities, Inc., 4.98%, dated 09/30/2024 due 10/01/2024, repurchase price $13,600 collaterized by U.S. Treasury Security, 4.50%, due 05/31/2029, with a value of $1,045		13,600	13,600

Time Deposits — 3.0%
Australia & New Zealand Banking Group Ltd., 2.90%, 10/01/2024	AUD	170	118
Citibank NA,
2.33%, 10/01/2024	EUR	8	9
4.18%, 10/01/2024		22,165	22,165
Royal Bank of Canada,
3.03%, 10/01/2024	CAD	47	35
3.91%, 10/01/2024	GBP	134	178
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2024	JPY	1,006	7
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		250	250

Total Time Deposits			22,762

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
4.53%, 12/19/2024 (n) (ii)		185	185
5.19%, 10/08/2024 (n)		437	437
5.30%, 10/10/2024 (n)		6	6

Total U.S. Treasury Obligations			628

Total Short-Term Investments (Cost $65,253)			65,314

Total Investments — 103.0% (Cost—$780,793)*			782,895
Liabilities in Excess of Other Assets — (3.0)%			(22,689)

NET ASSETS — 100.0%			$760,206

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 3-Year Bond	59	12/2024	AUD	4,377	(6)
Australia 10-Year Bond	112	12/2024	AUD	9,074	(61)
Long Gilt	33	12/2024	GBP	4,364	(21)
SOFR 3 Month	243	06/2025	USD	58,876	(76)
U.S. Treasury 5 Year Note	53	12/2024	USD	5,858	(34)

					(198)

Short Contracts
U.S. Treasury 2 Year Note	(41)	12/2024	USD	(8,550)	12
U.S. Treasury 10 Year Note	(101)	12/2024	USD	(11,531)	(11)
U.S. Treasury Ultra Bond	(41)	12/2024	USD	(5,529)	72
U.S. Ultra Treasury 10 Year Note	(80)	12/2024	USD	(9,468)	4

					77

Total unrealized appreciation (depreciation)					(121)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	1,307	USD	881	Bank of America, NA	10/02/2024	22
AUD	16,931	USD	11,650	Barclays Bank plc	10/02/2024	55
AUD	1,590	USD	1,089	Deutsche Bank AG	10/02/2024	11
USD	1,742	CAD	2,347	Bank of America, NA	10/02/2024	7

Total unrealized appreciation						95

USD	606	AUD	889	Bank of America, NA	10/02/2024	(9)
USD	12,884	AUD	18,939	Barclays Bank plc	10/02/2024	(209)
CAD	390	USD	290	Barclays Bank plc	10/02/2024	(1)
USD	4,370	GBP	3,313	Barclays Bank plc	10/02/2024	(59)
USD	11,656	AUD	16,931	Barclays Bank plc	11/04/2024	(56)
USD	4,426	GBP	3,313	Barclays Bank plc	11/04/2024	(3)

Total unrealized depreciation						(337)

Net unrealized appreciation (depreciation)						(242)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BBSW	—	Bank Bill Swap Rate
CMT	—	Constant Maturity Treasury
COP	—	Certificate of Participation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2024.
TBA	—	To Be Announced
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2024.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of September 30, 2024.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.8%
Basic Materials — 1.3%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	786	233,887
Albemarle Corp.	18	1,661
Celanese Corp., Class A	14	1,906
CF Industries Holdings, Inc.	23	1,949
Dow, Inc.	115	6,270
DuPont de Nemours, Inc.	57	5,062
Eastman Chemical Co.	15	1,658
Ecolab, Inc.	32	8,079
International Flavors & Fragrances, Inc.	34	3,583
Linde plc	66	31,264
LyondellBasell Industries NV, Class A	45	4,352
Mosaic Co. (The)	60	1,599
PPG Industries, Inc.	30	3,988
RPM International, Inc.	8	1,010
Sherwin-Williams Co. (The)	32	12,275
Westlake Corp.	4	620

		319,163

Forest Products & Paper — 0.0% (g)
International Paper Co.	56	2,749

Iron/Steel — 0.0% (g)
Nucor Corp.	31	4,734
Reliance, Inc.	4	1,228
Steel Dynamics, Inc.	19	2,403

		8,365

Mining — 0.1%
Freeport-McMoRan, Inc.	176	8,795
Newmont Corp.	138	7,387

		16,182

Total Basic Materials		346,459

Communications — 16.1%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	90	2,834
Omnicom Group, Inc.	39	4,053
Trade Desk, Inc. (The), Class A (a)	60	6,592

		13,479

Internet — 14.9%
Airbnb, Inc., Class A (a)	55	7,010
Alphabet, Inc., Class A	2,708	449,145
Alphabet, Inc., Class C	2,563	428,554
Amazon.com, Inc. (a)	7,417	1,382,030

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
Booking Holdings, Inc.	5	20,399
CDW Corp.	54	12,246
DoorDash, Inc., Class A (a)	36	5,154
eBay, Inc.	64	4,165
Expedia Group, Inc. (a)	18	2,677
F5, Inc. (a)	21	4,519
Gen Digital, Inc.	320	8,769
GoDaddy, Inc., Class A (a)	16	2,522
Match Group, Inc. (a)	64	2,440
MercadoLibre, Inc., (Uruguay) (a)	6	12,581
Meta Platforms, Inc., Class A	1,682	962,777
Netflix, Inc. (a)	60	42,838
Okta, Inc., Class A (a)	23	1,740
Palo Alto Networks, Inc. (a)	181	62,020
Pinterest, Inc., Class A (a)	178	5,762
Robinhood Markets, Inc., Class A (a)	258	6,045
Roku, Inc., Class A (a)	19	1,382
Snap, Inc., Class A (a)	325	3,477
Uber Technologies, Inc. (a)	6,060	455,469
VeriSign, Inc. (a)	7	1,309
Zillow Group, Inc., Class C (a)	20	1,250

		3,886,280

Media — 0.3%
Charter Communications, Inc., Class A (a)	12	3,816
Comcast Corp., Class A	514	21,482
FactSet Research Systems, Inc.	19	8,826
Fox Corp., Class A	50	2,122
Fox Corp., Class B	31	1,197
Liberty Media Corp-Liberty Formula One, Class C (a)	32	2,444
News Corp., Class A	64	1,701
Paramount Global, Class B	79	841
Walt Disney Co. (The)	255	24,518
Warner Bros Discovery, Inc. (a)	364	3,000

		69,947

Telecommunications — 0.9%
Arista Networks, Inc. (a)	104	39,944
AT&T, Inc.	950	20,911
Cisco Systems, Inc.	1,611	85,716
Corning, Inc.	322	14,553
Juniper Networks, Inc.	127	4,967
Motorola Solutions, Inc.	64	28,699
T-Mobile US, Inc.	69	14,166
Verizon Communications, Inc.	564	25,331

		234,287

Total Communications		4,203,993

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Cyclical — 10.2%
Apparel — 0.1%
Deckers Outdoor Corp. (a)	19	3,057
NIKE, Inc., Class B	163	14,383

		17,440

Auto Manufacturers — 0.5%
Cummins, Inc.	22	7,024
Ford Motor Co.	564	5,950
General Motors Co.	174	7,787
PACCAR, Inc.	80	7,848
Rivian Automotive, Inc., Class A (a)	88	992
Tesla, Inc. (a)	390	102,106

		131,707

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	42	3,008

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	99	5,187
Fastenal Co.	73	5,232
LKQ Corp.	29	1,176
Pool Corp.	4	1,453
Watsco, Inc.	4	1,920
WW Grainger, Inc.	6	6,182

		21,150

Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	57	2,225
Flutter Entertainment plc, (Ireland) (a)	20	4,862
Live Nation Entertainment, Inc. (a)	26	2,867

		9,954

Home Builders — 3.8%
DR Horton, Inc.	1,795	342,412
Lennar Corp., Class A	1,473	276,224
NVR, Inc. (a)	19	183,451
PulteGroup, Inc.	1,263	181,244

		983,331

Leisure Time — 0.0% (g)
Carnival Corp. (a)	151	2,792
Royal Caribbean Cruises Ltd.	37	6,621

		9,413

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	43	9,968
Hyatt Hotels Corp., Class A	11	1,669
Las Vegas Sands Corp.	30	1,509
Marriott International, Inc., Class A	43	10,567
MGM Resorts International (a)	15	572
Wynn Resorts Ltd.	4	362

		24,647

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — 5.6%
AutoZone, Inc. (a)	2	6,804
Bath & Body Works, Inc.	23	746
Best Buy Co., Inc.	29	3,038
Burlington Stores, Inc. (a)	8	2,120
CarMax, Inc. (a)	28	2,187
Chipotle Mexican Grill, Inc., Class A (a)	184	10,587
Costco Wholesale Corp.	61	53,983
Darden Restaurants, Inc.	19	3,066
Dick’s Sporting Goods, Inc.	9	1,775
Dollar General Corp.	31	2,640
Dollar Tree, Inc. (a)	23	1,585
Domino’s Pizza, Inc.	3	1,180
Ferguson Enterprises, Inc.	27	5,450
Genuine Parts Co.	20	2,784
Home Depot, Inc. (The)	134	54,142
Lowe’s Cos., Inc.	75	20,386
Lululemon Athletica, Inc., (Canada) (a)	15	4,119
McDonald’s Corp.	99	30,121
O’Reilly Automotive, Inc. (a)	7	8,521
Ross Stores, Inc.	42	6,311
Starbucks Corp.	154	14,989
Target Corp.	64	9,984
TJX Cos., Inc. (The)	150	17,603
Tractor Supply Co.	12	3,518
Ulta Beauty, Inc. (a)	6	2,330
Walgreens Boots Alliance, Inc.	110	983
Walmart, Inc.	14,365	1,160,001
Williams-Sonoma, Inc.	17	2,706
Yum! Brands, Inc.	30	4,219

		1,437,878

Total Consumer Cyclical		2,638,528

Consumer Non-cyclical — 16.5%
Agriculture — 0.2%
Altria Group, Inc.	225	11,483
Archer-Daniels-Midland Co.	70	4,202
Bunge Global SA	21	2,064
Philip Morris International, Inc.	214	25,948

		43,697

Beverages — 2.0%
Brown-Forman Corp., Class B	63	3,122
Celsius Holdings, Inc. (a)	67	2,087
Coca-Cola Co. (The)	4,726	339,610
Constellation Brands, Inc., Class A	70	18,041
Keurig Dr Pepper, Inc.	470	17,606
Molson Coors Beverage Co., Class B	82	4,733
Monster Beverage Corp. (a)	311	16,218
PepsiCo., Inc.	610	103,783

		505,200

Biotechnology — 0.4%
Alnylam Pharmaceuticals, Inc. (a)	17	4,553
Amgen, Inc.	74	23,915

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Biogen, Inc. (a)	20	3,922
BioMarin Pharmaceutical, Inc. (a)	29	2,019
Bio-Rad Laboratories, Inc., Class A (a)	11	3,601
Corteva, Inc.	89	5,229
Gilead Sciences, Inc.	169	14,130
Illumina, Inc. (a)	99	12,920
Incyte Corp. (a)	25	1,635
Moderna, Inc. (a)	47	3,141
Regeneron Pharmaceuticals, Inc. (a)	16	16,502
Royalty Pharma plc, Class A	12	329
United Therapeutics Corp. (a)	7	2,623
Vertex Pharmaceuticals, Inc. (a)	36	16,797

		111,316

Commercial Services — 1.2%
Automatic Data Processing, Inc.	59	16,203
Block, Inc., Class A (a)	300	20,135
Booz Allen Hamilton Holding Corp., Class A	17	2,814
Cintas Corp.	61	12,517
Corpay, Inc. (a)	37	11,511
Equifax, Inc.	22	6,319
Global Payments, Inc.	138	14,134
MarketAxess Holdings, Inc.	18	4,587
Moody’s Corp.	97	45,829
PayPal Holdings, Inc. (a)	557	43,501
Quanta Services, Inc.	22	6,448
Rollins, Inc.	53	2,685
S&P Global, Inc.	197	101,557
Toast, Inc., Class A (a)	197	5,564
TransUnion	30	3,136
U-Haul Holding Co., Class B	16	1,167
United Rentals, Inc.	9	7,530
Verisk Analytics, Inc., Class A	19	5,124

		310,761

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	98	10,182
Estee Lauder Cos., Inc. (The), Class A	33	3,329
Kenvue, Inc.	268	6,202
Procter & Gamble Co. (The)	951	164,718

		184,431

Food — 0.2%
Albertsons Cos., Inc., Class A	55	1,023
Campbell Soup Co.	25	1,204
Conagra Brands, Inc.	82	2,657
General Mills, Inc.	90	6,647
Hershey Co. (The)	19	3,592
Hormel Foods Corp.	38	1,215
J M Smucker Co. (The)	15	1,784
Kellanova	40	3,225
Kraft Heinz Co. (The)	151	5,297
Kroger Co. (The)	93	5,338

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Lamb Weston Holdings, Inc.	13	814
McCormick & Co., Inc.	35	2,902
Mondelez International, Inc., Class A	194	14,263
Sysco Corp.	65	5,087
Tyson Foods, Inc., Class A	47	2,823

		57,871

Healthcare - Products — 1.8%
Abbott Laboratories	238	27,090
Agilent Technologies, Inc.	178	26,428
Align Technology, Inc. (a)	10	2,492
Avantor, Inc. (a)	400	10,360
Baxter International, Inc.	51	1,926
Bio-Techne Corp.	99	7,890
Boston Scientific Corp. (a)	192	16,129
Cooper Cos., Inc. (The) (a)	19	2,071
Danaher Corp.	411	114,203
Edwards Lifesciences Corp. (a)	81	5,355
Exact Sciences Corp. (a)	25	1,670
GE HealthCare Technologies, Inc.	55	5,140
Hologic, Inc. (a)	21	1,727
IDEXX Laboratories, Inc. (a)	10	5,009
Insulet Corp. (a)	8	1,855
Intuitive Surgical, Inc. (a)	47	23,267
Medtronic plc, (Ireland)	188	16,927
ResMed, Inc.	20	4,921
Revvity, Inc.	78	9,946
Solventum Corp. (a)	11	773
STERIS plc	11	2,573
Stryker Corp.	46	16,482
Teleflex, Inc.	5	1,133
Thermo Fisher Scientific, Inc.	233	143,850
Waters Corp. (a)	34	12,243
West Pharmaceutical Services, Inc.	44	13,149
Zimmer Biomet Holdings, Inc.	22	2,329

		476,938

Healthcare - Services — 3.5%
Catalent, Inc. (a)	140	8,463
Centene Corp. (a)	75	5,644
Charles River Laboratories International, Inc. (a)	31	6,030
Cigna Group (The)	39	13,442
DaVita, Inc. (a)	5	882
Elevance Health, Inc.	32	16,630
HCA Healthcare, Inc.	27	10,971
Humana, Inc.	16	5,060
IQVIA Holdings, Inc. (a)	111	26,389
Labcorp Holdings, Inc.	10	2,165
Molina Healthcare, Inc. (a)	7	2,544
Quest Diagnostics, Inc.	12	1,887
UnitedHealth Group, Inc.	1,373	802,536
Universal Health Services, Inc., Class B	7	1,625

		904,268

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	14	3,052
Church & Dwight Co., Inc.	27	2,825
Clorox Co. (The)	15	2,477
Kimberly-Clark Corp.	43	6,113

		14,467

Pharmaceuticals — 6.4%
AbbVie, Inc.	243	47,889
Becton Dickinson & Co.	37	9,017
Bristol-Myers Squibb Co.	1,598	82,670
Cardinal Health, Inc.	32	3,538
Cencora, Inc.	24	5,449
CVS Health Corp.	176	11,078
Dexcom, Inc. (a)	53	3,555
Eli Lilly & Co.	624	552,742
Henry Schein, Inc. (a)	5	399
Johnson & Johnson	2,531	410,125
McKesson Corp.	17	8,447
Merck & Co., Inc.	2,882	327,271
Neurocrine Biosciences, Inc. (a)	13	1,454
Pfizer, Inc.	4,459	129,048
Viatris, Inc.	890	10,337
Zoetis, Inc., Class A	353	68,904

		1,671,923

Total Consumer Non-cyclical		4,280,872

Energy — 2.9%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	74	8,312
First Solar, Inc. (a)	55	13,680

		21,992

Oil & Gas — 2.2%
APA Corp.	165	4,034
Chesapeake Energy Corp.	81	6,665
Chevron Corp.	745	109,666
Chord Energy Corp.	21	2,695
ConocoPhillips	508	53,523
Coterra Energy, Inc.	320	7,674
Devon Energy Corp.	293	11,480
Diamondback Energy, Inc.	79	13,570
EOG Resources, Inc.	249	30,616
EQT Corp.	243	8,914
Exxon Mobil Corp.	1,915	224,481
Hess Corp.	112	15,176
HF Sinclair Corp.	99	4,426
Marathon Oil Corp.	238	6,327
Marathon Petroleum Corp.	151	24,658
Occidental Petroleum Corp.	283	14,576
Ovintiv, Inc.	115	4,418
Phillips 66	178	23,451
Texas Pacific Land Corp.	7	6,580
Valero Energy Corp.	138	18,567

		591,497

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	421	15,210
Halliburton Co.	390	11,316
Schlumberger NV	617	25,886

		52,412

Pipelines — 0.4%
Cheniere Energy, Inc.	91	16,393
Kinder Morgan, Inc.	806	17,801
ONEOK, Inc.	238	21,728
Targa Resources Corp.	82	12,172
Williams Cos., Inc. (The)	498	22,742

		90,836

Total Energy		756,737

Financial — 15.7%
Banks — 4.7%
Bank of America Corp.	12,045	477,965
Bank of New York Mellon Corp. (The)	559	40,166
Citigroup, Inc.	1,203	75,280
Citizens Financial Group, Inc.	504	20,689
Fifth Third Bancorp	612	26,231
First Citizens BancShares, Inc., Class A	11	19,976
Goldman Sachs Group, Inc. (The)	199	98,639
Huntington Bancshares, Inc.	1,491	21,921
KeyCorp.	1,124	18,834
M&T Bank Corp.	153	27,173
Morgan Stanley	768	80,039
Northern Trust Corp.	134	12,107
PNC Financial Services Group, Inc. (The)	277	51,257
Regions Financial Corp.	949	22,134
State Street Corp.	247	21,826
Truist Financial Corp.	981	41,958
US Bancorp	1,093	49,985
Wells Fargo & Co.	2,131	120,407

		1,226,587

Diversified Financial Services — 4.2%
Ally Financial, Inc.	180	6,412
American Express Co.	358	97,090
Ameriprise Financial, Inc.	60	27,954
Apollo Global Management, Inc.	248	30,999
Ares Management Corp., Class A	101	15,745
BlackRock, Inc., Class A	65	61,926
Capital One Financial Corp.	273	40,873
Cboe Global Markets, Inc.	84	17,150
Charles Schwab Corp. (The)	893	57,863
CME Group, Inc., Class A	244	53,861
Coinbase Global, Inc., Class A (a)	107	19,018
Discover Financial Services	215	30,106
Franklin Resources, Inc.	160	3,218
Intercontinental Exchange, Inc.	379	60,944
LPL Financial Holdings, Inc.	43	9,935
Mastercard, Inc., Class A	467	230,662
Nasdaq, Inc.	258	18,816

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Raymond James Financial, Inc.	164	20,085
SEI Investments Co.	39	2,718
Synchrony Financial	318	15,845
T Rowe Price Group, Inc.	137	14,873
Tradeweb Markets, Inc., Class A	70	8,660
Visa, Inc., Class A	908	249,746

		1,094,499

Insurance — 4.0%
Aflac, Inc.	390	43,580
Allstate Corp. (The)	155	29,487
American Financial Group, Inc.	40	5,323
American International Group, Inc.	467	34,167
Aon plc, Class A	104	36,071
Arch Capital Group Ltd., (Bermuda) (a)	264	29,484
Arthur J Gallagher & Co.	119	33,392
Assurant, Inc.	38	7,604
Berkshire Hathaway, Inc., Class B (a)	749	344,613
Brown & Brown, Inc.	122	12,671
Chubb Ltd., (Switzerland)	248	71,598
Cincinnati Financial Corp.	90	12,220
Equitable Holdings, Inc.	198	8,321
Erie Indemnity Co., Class A	12	6,582
Everest Group Ltd., (Bermuda)	23	8,828
Fidelity National Financial, Inc.	151	9,349
Hartford Financial Services Group, Inc. (The)	250	29,364
Loews Corp.	130	10,243
Markel Group, Inc. (a)	7	11,008
Marsh & McLennan Cos., Inc.	270	60,165
MetLife, Inc.	453	37,339
Principal Financial Group, Inc.	220	18,872
Progressive Corp. (The)	356	90,359
Prudential Financial, Inc.	271	32,771
Travelers Cos., Inc. (The)	144	33,811
Willis Towers Watson plc, (United Kingdom)	52	15,434
WR Berkley Corp.	169	9,577

		1,042,233

Private Equity — 0.5%
Blackstone, Inc.	428	65,549
Carlyle Group, Inc. (The)	112	4,826
KKR & Co., Inc.	372	48,593

		118,968

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	45	5,543
CoStar Group, Inc. (a)	43	3,256

		8,799

REITS — 2.3%
Alexandria Real Estate Equities, Inc.	23	2,700
American Homes 4 Rent, Class A	32	1,215
American Tower Corp.	1,918	445,996
Annaly Capital Management, Inc.	263	5,268
AvalonBay Communities, Inc.	20	4,452

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
BXP, Inc.	19	1,547
Camden Property Trust	12	1,535
Crown Castle, Inc.	60	7,138
Digital Realty Trust, Inc.	43	6,956
Equinix, Inc.	13	11,398
Equity LifeStyle Properties, Inc.	9	615
Equity Residential	52	3,854
Essex Property Trust, Inc.	8	2,371
Extra Space Storage, Inc.	29	5,249
Gaming and Leisure Properties, Inc.	39	1,985
Healthpeak Properties, Inc.	113	2,594
Host Hotels & Resorts, Inc.	90	1,588
Invitation Homes, Inc.	65	2,285
Iron Mountain, Inc.	36	4,262
Kimco Realty Corp.	100	2,311
Mid-America Apartment Communities, Inc.	17	2,698
Prologis, Inc.	127	16,070
Public Storage	23	8,371
Realty Income Corp.	132	8,390
Regency Centers Corp.	14	1,020
SBA Communications Corp., Class A	11	2,639
Simon Property Group, Inc.	45	7,654
Sun Communities, Inc.	13	1,795
UDR, Inc.	34	1,544
Ventas, Inc.	55	3,559
VICI Properties, Inc., Class A	168	5,588
Welltower, Inc.	79	10,163
Weyerhaeuser Co.	106	3,591
WP Carey, Inc.	35	2,198

		590,599

Total Financial		4,081,685

Industrial — 6.2%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	83	12,558
General Dynamics Corp.	34	10,393
General Electric Co.	152	28,625
HEICO Corp.	7	1,746
HEICO Corp., Class A	6	1,143
Howmet Aerospace, Inc.	53	5,329
L3Harris Technologies, Inc.	25	6,064
Lockheed Martin Corp.	30	17,668
Northrop Grumman Corp.	20	10,705
RTX Corp.	185	22,429
TransDigm Group, Inc.	7	10,113

		126,773

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	19	3,612
Carrier Global Corp.	114	9,205
CRH plc	96	8,899
Fortune Brands Innovations, Inc.	19	1,702

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — continued
Johnson Controls International plc	97	7,558
Lennox International, Inc.	3	1,965
Martin Marietta Materials, Inc.	10	5,199
Masco Corp.	30	2,541
Owens Corning	12	2,196
Trane Technologies plc, (Ireland)	33	12,739
Vulcan Materials Co.	21	5,231

		60,847

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	29	4,952
Eaton Corp. plc	55	18,224
Emerson Electric Co.	78	8,565

		31,741

Electronics — 0.4%
Allegion plc, (Ireland)	8	1,115
Amphenol Corp., Class A	468	30,516
Fortive Corp.	46	3,600
Garmin Ltd., (Switzerland)	19	3,387
Honeywell International, Inc.	91	18,826
Hubbell, Inc., Class B	7	3,006
Jabil, Inc.	48	5,723
Keysight Technologies, Inc. (a)	65	10,404
Mettler-Toledo International, Inc. (a)	13	18,917
Trimble, Inc. (a)	92	5,710

		101,204

Engineering & Construction — 0.0% (g)
AECOM	22	2,317
EMCOR Group, Inc.	5	2,220
Jacobs Solutions, Inc.	25	3,289

		7,826

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	26	2,556
Republic Services, Inc., Class A	40	8,055
Veralto Corp.	37	4,121
Waste Connections, Inc., (Canada)	45	8,102
Waste Management, Inc.	61	12,679

		35,513

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	2,569
Stanley Black & Decker, Inc.	25	2,721

		5,290

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	70	27,269
GE Vernova, Inc. (a)	38	9,596
Vertiv Holdings Co., Class A	51	5,123

		41,988

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery—Diversified — 1.1%
CNH Industrial NV, (United Kingdom)	180	2,003
Deere & Co.	591	246,495
Dover Corp.	22	4,175
Graco, Inc.	15	1,336
IDEX Corp.	9	2,003
Ingersoll Rand, Inc.	56	5,533
Nordson Corp.	7	1,819
Otis Worldwide Corp.	48	4,965
Rockwell Automation, Inc.	14	3,826
Toro Co. (The)	12	1,064
Westinghouse Air Brake Technologies Corp.	25	4,612
Xylem, Inc.	38	5,164

		282,995

Miscellaneous Manufacturers — 0.2%
3M Co.	77	10,527
AO Smith Corp.	8	722
Axon Enterprise, Inc. (a)	10	3,990
Carlisle Cos., Inc.	6	2,664
Illinois Tool Works, Inc.	42	10,975
Parker-Hannifin Corp.	19	11,837
Teledyne Technologies, Inc. (a)	18	7,967
Textron, Inc.	22	1,943

		50,625

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	307	3,483
Ball Corp.	47	3,175
Crown Holdings, Inc.	19	1,848
Packaging Corp. of America	19	4,083
Smurfit WestRock plc, (Ireland)	77	3,796

		16,385

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	6	1,638

Transportation — 3.2%
CH Robinson Worldwide, Inc.	19	2,094
CSX Corp.	12,671	437,524
Expeditors International of Washington, Inc.	22	2,839
FedEx Corp.	33	9,073
JB Hunt Transport Services, Inc.	14	2,494
Knight-Swift Transportation Holdings, Inc., Class A	29	1,573
Norfolk Southern Corp.	34	8,419
Old Dominion Freight Line, Inc.	28	5,643
Union Pacific Corp.	89	21,881
United Parcel Service, Inc., Class B	2,577	351,281

		842,821

Total Industrial		1,605,646

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Technology — 30.3%
Computers — 6.0%
Accenture plc, (Ireland), Class A	87	30,735
Amentum Holdings, Inc. (a)	25	810
Apple, Inc.	5,711	1,330,775
Cognizant Technology Solutions Corp., Class A	77	5,965
Crowdstrike Holdings, Inc., Class A (a)	129	36,236
Dell Technologies, Inc., Class C	110	13,084
EPAM Systems, Inc. (a)	9	1,732
Fortinet, Inc. (a)	366	28,377
Gartner, Inc. (a)	9	4,769
Hewlett Packard Enterprise Co.	537	10,980
HP, Inc.	394	14,144
International Business Machines Corp.	129	28,577
Leidos Holdings, Inc.	16	2,641
NetApp, Inc.	82	10,174
Pure Storage, Inc., Class A (a)	114	5,727
Seagate Technology Holdings plc	77	8,452
Super Micro Computer, Inc. (a)	21	8,745
TE CONNECTIVITY plc (a)	124	18,726
Western Digital Corp. (a)	125	8,524
Zscaler, Inc. (a)	52	8,837

		1,578,010

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	18	6,834

Semiconductors — 11.1%
Advanced Micro Devices, Inc. (a)	865	141,963
Analog Devices, Inc.	267	61,429
Applied Materials, Inc.	444	89,656
Broadcom, Inc.	2,363	407,656
Entegris, Inc.	76	8,529
Intel Corp.	2,279	53,471
KLA Corp.	72	55,659
Lam Research Corp.	70	56,994
Marvell Technology, Inc.	462	33,355
Microchip Technology, Inc.	286	22,932
Micron Technology, Inc.	594	61,636
Monolithic Power Systems, Inc.	26	23,869
NVIDIA Corp.	13,179	1,600,462
NXP Semiconductors NV, (Netherlands)	137	32,780
ON Semiconductor Corp. (a)	227	16,450
Qorvo, Inc. (a)	48	4,974
QUALCOMM, Inc.	598	101,750
Skyworks Solutions, Inc.	87	8,598
Teradyne, Inc.	80	10,648
Texas Instruments, Inc.	488	100,879

		2,893,690

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — 13.2%
Adobe, Inc. (a)	249	128,967
Akamai Technologies, Inc. (a)	22	2,239
ANSYS, Inc. (a)	50	15,815
AppLovin Corp., Class A (a)	113	14,731
Aspen Technology, Inc. (a)	17	3,944
Atlassian Corp., (Australia), Class A (a)	88	14,034
Autodesk, Inc. (a)	120	33,108
Bentley Systems, Inc., Class B	84	4,263
Broadridge Financial Solutions, Inc.	20	4,286
Cadence Design Systems, Inc. (a)	152	41,199
Cloudflare, Inc., Class A (a)	43	3,512
Datadog, Inc., Class A (a)	154	17,765
Dayforce, Inc. (a)	22	1,349
DocuSign, Inc., Class A (a)	117	7,294
Dynatrace, Inc. (a)	159	8,507
Electronic Arts, Inc.	33	4,791
Fair Isaac Corp. (a)	14	26,444
Fidelity National Information Services, Inc.	327	27,421
Fiserv, Inc. (a)	360	64,752
HubSpot, Inc. (a)	28	14,674
Intuit, Inc.	157	97,730
Jack Henry & Associates, Inc.	32	5,694
Manhattan Associates, Inc. (a)	32	9,111
Microsoft Corp.	4,219	1,815,251
MicroStrategy, Inc., Class A (a)	86	14,429
MongoDB, Inc., Class A (a)	11	2,864
MSCI, Inc., Class A	44	25,814
Oracle Corp.	3,207	546,497
Palantir Technologies, Inc., Class A (a)	1,132	42,100
Paychex, Inc.	47	6,297
Paycom Software, Inc.	8	1,351
PTC, Inc. (a)	63	11,410
ROBLOX Corp., Class A (a)	62	2,737
Roper Technologies, Inc.	60	33,428
Salesforce, Inc.	544	148,938
Samsara, Inc., Class A (a)	109	5,227
ServiceNow, Inc. (a)	115	102,990
Snowflake, Inc., Class A (a)	44	5,043
SS&C Technologies Holdings, Inc.	32	2,349
Synopsys, Inc. (a)	86	43,342
Take-Two Interactive Software, Inc. (a)	23	3,549
Twilio, Inc., Class A (a)	25	1,623
Tyler Technologies, Inc. (a)	24	14,035
Veeva Systems, Inc., Class A (a)	21	4,307
Workday, Inc., Class A (a)	119	29,063
Zoom Video Communications, Inc., Class A (a)	143	9,996

		3,424,270

Total Technology		7,902,804

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	81	1,628
Alliant Energy Corp.	22	1,342
Ameren Corp.	40	3,460
American Electric Power Co., Inc.	78	7,952
CenterPoint Energy, Inc.	68	1,986
CMS Energy Corp.	31	2,197
Consolidated Edison, Inc.	57	5,971
Constellation Energy Corp.	43	11,084
Dominion Energy, Inc.	127	7,335
DTE Energy Co.	27	3,516
Duke Energy Corp.	112	12,963
Edison International	52	4,494
Entergy Corp.	39	5,122
Evergy, Inc.	30	1,847
Eversource Energy	40	2,755
Exelon Corp.	137	5,547
FirstEnergy Corp.	61	2,706
NextEra Energy, Inc.	282	23,870
NRG Energy, Inc.	30	2,774
PG&E Corp.	255	5,048
PPL Corp.	77	2,536
Public Service Enterprise Group, Inc.	70	6,249
Sempra	91	7,647
Southern Co. (The)	168	15,115
Vistra Corp.	49	5,843
WEC Energy Group, Inc.	45	4,367
Xcel Energy, Inc.	81	5,264

		160,618

Gas — 0.0% (g)
Atmos Energy Corp.	18	2,472
NiSource, Inc.	38	1,331

		3,803

Water — 0.0% (g)
American Water Works Co., Inc.	20	2,918
Essential Utilities, Inc.	6	250

		3,168

Total Utilities		167,589

Total Common Stocks (Cost $16,831,397)		25,984,313

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 4.18%, 10/01/2024	1,481	1,481
Citibank NA, 4.18%, 10/01/2024	10,319	10,319
Royal Bank of Canada, 4.18%, 10/01/2024	14,359	14,359
Sumitomo Mitsui Banking Corp., 4.18%, 10/01/2024	25,798	25,798
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024	20,227	20,227

Total Short-Term Investments (Cost $72,184)		72,184

Total Investments — 100.0% (Cost - $16,903,581) *		26,056,497
Liabilities in Excess of Other Assets — 0.0% (g)		(8,665)

NET ASSETS — 100.0%		$26,047,832

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Staples Select Sector Index	4	12/2024	USD	341	(3)
E-mini Energy Select Sector Index	9	12/2024	USD	809	26
E-mini Financial Select Sector Index	42	12/2024	USD	5,867	56
E-mini Health Care Select Sector Index	18	12/2024	USD	2,873	(45)
E-mini Technology Select Sector Index	32	12/2024	USD	7,192	166
Micro E-mini NASDAQ 100 Index	38	12/2024	USD	1,499	41
NASDAQ 100 E-mini Index	3	12/2024	USD	1,193	23
S&P 500 E-mini Index	109	12/2024	USD	31,013	674
S&P Mid-cap 400 E-mini Index	5	12/2024	USD	1,527	48

Total unrealized appreciation (depreciation)					986

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2024

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	14.9%
Software	13.1%
Semiconductors	11.1%
Pharmaceuticals	6.4%
Computers	6.1%
Retail	5.5%
Banks	4.7%
Diversified Financial Services	4.2%
Insurance	4.0%
Home Builders	3.8%
Healthcare - Services	3.5%
Transportation	3.2%
REITS	2.3%
Oil & Gas	2.3%
Beverages	1.9%
Healthcare - Products	1.8%
Chemicals	1.2%
Commercial Services	1.2%
Machinery - Diversified	1.1%
Others (Each less than 1.0%)	7.4%
Short-Term Investments	0.3%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.3%
Austria — 0.2%
Erste Group Bank AG	470		25,751
OMV AG	125		5,333
Verbund AG	50		4,106
voestalpine AG	223		5,796

			40,986

Belgium — 2.0%
Ageas SA	248		13,247
Anheuser-Busch InBev SA	3,438		227,821
D’ieteren Group	3		721
Elia Group SA	22		2,460
Groupe Bruxelles Lambert NV	116		9,073
KBC Group NV	321		25,501
Lotus Bakeries NV	—	(h)	872
Sofina SA	21		5,994
Syensqo SA	154		13,659
UCB SA	77		13,948
Warehouses De Pauw CVA	28		749

			314,045

Chile — 0.1%
Antofagasta plc	941		25,352

China — 0.0% (g)
Silergy Corp.	123		1,811

Denmark — 7.8%
AP Moller - Maersk A/S, Class A	3		4,318
AP Moller - Maersk A/S, Class B	4		6,491
Carlsberg A/S, Class B	365		43,509
Coloplast A/S, Class B	20		2,616
Danske Bank A/S	963		28,951
Demant A/S (a)	16		616
DSV A/S	149		30,707
Genmab A/S (a)	132		32,062
Novo Nordisk A/S, Class B	8,233		976,539
Novonesis (Novozymes) B, Class B	733		52,784
Orsted A/S (a) (e)	137		9,048
Pandora A/S	100		16,538
ROCKWOOL A/S, Class B	8		3,843
Tryg A/S	528		12,528
Vestas Wind Systems A/S (a)	880		19,359
Zealand Pharma A/S (a)	134		16,350

			1,256,259

Finland — 1.2%
Elisa OYJ	23		1,202
Fortum OYJ	326		5,367
Kesko OYJ, Class B	44		928
Kone OYJ, Class B	295		17,662
Metso OYJ	543		5,811
Neste OYJ	67		1,311
Nokia OYJ	851		3,714
Nordea Bank Abp	4,404		51,990

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Orion OYJ, Class B	66	3,628
Sampo OYJ, Class A	780	36,399
Stora Enso OYJ, Class R	1,211	15,488
UPM-Kymmene OYJ	1,110	37,143
Wartsila OYJ Abp	440	9,855

		190,498

France — 11.8%
Accor SA	31	1,345
Aeroports de Paris SA	30	3,836
Air Liquide SA	1,202	232,133
Airbus SE	519	75,989
Alstom SA (a)	303	6,299
Amundi SA (e)	87	6,489
Arkema SA	118	11,213
AXA SA	2,825	108,762
BioMerieux	7	784
BNP Paribas SA	1,421	97,502
Bollore SE	116	778
Bouygues SA	166	5,554
Bureau Veritas SA	278	9,223
Capgemini SE	25	5,355
Carrefour SA	91	1,546
Cie de Saint-Gobain SA, Class A	397	36,232
Cie Generale des Etablissements Michelin SCA	108	4,406
Covivio SA	8	512
Credit Agricole SA	1,479	22,617
Danone SA	103	7,471
Dassault Aviation SA	18	3,654
Dassault Systemes SE	107	4,237
Edenred SE	347	13,159
Eiffage SA	65	6,270
Engie SA	1,323	22,874
EssilorLuxottica SA	47	11,230
Eurazeo SE	63	5,201
Gecina SA	7	857
Getlink SE	261	4,652
Hermes International SCA	39	95,451
Ipsen SA	23	2,857
Kering SA	91	26,227
Klepierre SA	34	1,123
La Francaise des Jeux SAEM (e)	17	698
Legrand SA	229	26,348
L’Oreal SA	264	118,568
LVMH Moet Hennessy Louis Vuitton SE	337	258,277
Orange SA	297	3,407
Pernod Ricard SA	776	117,362
Publicis Groupe SA	37	3,995
Renault SA	190	8,258
Rexel SA	199	5,778
Safran SA	300	70,544
Sanofi SA	697	80,297

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Sartorius Stedim Biotech	5	985
Schneider Electric SE	476	125,465
SEB SA	4	474
Societe Generale SA	1,008	25,128
Sodexo SA	14	1,160
Teleperformance SE	47	4,902
Thales SA	84	13,356
TotalEnergies SE	1,826	118,553
Unibail-Rodamco-Westfield	19	1,656
Veolia Environnement SA	500	16,455
Vinci SA	436	51,010
Vivendi SE	115	1,330

		1,889,844

Germany — 14.5%
adidas AG	198	52,534
Allianz SE (Registered)	609	200,276
BASF SE	1,856	98,357
Bayer AG (Registered)	601	20,347
Bayerische Motoren Werke AG	313	27,655
Bechtle AG	13	591
Beiersdorf AG	109	16,417
Brenntag SE	114	8,493
Carl Zeiss Meditec AG	6	504
Commerzbank AG	1,406	25,928
Continental AG	17	1,131
Covestro AG (a) (e)	393	24,484
CTS Eventim AG & Co. KGaA	10	1,031
Daimler Truck Holding AG	432	16,237
Delivery Hero SE, Class A (a) (e)	31	1,238
Deutsche Bank AG (Registered)	2,645	45,783
Deutsche Boerse AG	265	62,250
Deutsche Lufthansa AG (Registered)	516	3,778
Deutsche Post AG	890	39,683
Deutsche Telekom AG (Registered)	557	16,356
E.ON SE	1,625	24,198
Evonik Industries AG	533	12,473
Fresenius Medical Care AG	33	1,392
Fresenius SE & Co. KGaA (a)	67	2,562
GEA Group AG	136	6,668
Hannover Rueck SE	94	26,768
Heidelberg Materials AG	284	30,920
Henkel AG & Co. KGaA	20	1,682
Infineon Technologies AG	208	7,308
Knorr-Bremse AG	63	5,620
LEG Immobilien SE	12	1,239
Mercedes-Benz Group AG	740	47,969
Merck KGaA	79	13,945
MTU Aero Engines AG	47	14,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	208	114,643
Nemetschek SE	256	26,574
Puma SE	129	5,402

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Rational AG	4	4,585
Rheinmetall AG	38	20,772
RWE AG	457	16,645
SAP SE	4,624	1,057,562
Scout24 SE (e)	12	1,030
Siemens AG	663	134,087
Siemens Energy AG (a)	558	20,607
Siemens Healthineers AG (e)	45	2,682
Symrise AG, Class A	276	38,201
Talanx AG	101	8,509
Vonovia SE	119	4,337
Zalando SE (a) (e)	36	1,179

		2,317,428

Hong Kong — 0.3%
Prudential plc	5,104	47,349

Ireland — 0.8%
AerCap Holdings NV	171	16,151
AIB Group plc	2,523	14,455
Bank of Ireland Group plc	1,427	15,935
DCC plc	117	7,973
Experian plc	1,084	57,085
Kerry Group plc, Class A	26	2,657
Kingspan Group plc	136	12,755

		127,011

Italy — 3.1%
Amplifon SpA	20	571
Banco BPM SpA	1,799	12,154
Davide Campari-Milano NV	2,355	19,965
DiaSorin SpA	4	418
Enel SpA	5,885	47,007
Eni SpA	1,944	29,578
Ferrari NV	125	58,377
FinecoBank Banca Fineco SpA	851	14,604
Generali	1,586	45,907
Infrastrutture Wireless Italiane SpA (e)	55	672
Intesa Sanpaolo SpA	20,405	87,349
Leonardo SpA	262	5,858
Mediobanca Banca di Credito Finanziario SpA	699	11,949
Moncler SpA	269	17,118
Nexi SpA (a) (e)	832	5,655
Poste Italiane SpA (e)	713	10,016
Prysmian SpA	238	17,322
Recordati Industria Chimica e Farmaceutica SpA	64	3,635
Snam SpA	1,464	7,455
Telecom Italia SpA (a)	1,580	439
Terna - Rete Elettrica Nazionale	1,037	9,341
UniCredit SpA	2,057	90,319

		495,709

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — 2.1%
Advantest Corp.	65	3,071
Aeon Co. Ltd.	55	1,505
AGC, Inc.	17	539
Aisin Corp.	45	500
Ajinomoto Co., Inc.	40	1,540
ANA Holdings, Inc.	14	298
Asahi Group Holdings Ltd.	124	1,624
Asahi Kasei Corp.	106	807
Asics Corp.	58	1,216
Astellas Pharma, Inc.	153	1,773
Bandai Namco Holdings, Inc.	51	1,159
Bridgestone Corp.	48	1,869
Brother Industries Ltd.	20	388
Canon, Inc.	79	2,615
Capcom Co. Ltd.	29	686
Central Japan Railway Co.	66	1,512
Chiba Bank Ltd. (The)	45	367
Chubu Electric Power Co., Inc.	55	642
Chugai Pharmaceutical Co. Ltd.	57	2,777
Concordia Financial Group Ltd.	89	497
Dai Nippon Printing Co. Ltd.	33	589
Daifuku Co. Ltd.	28	532
Dai-ichi Life Holdings, Inc.	77	2,006
Daiichi Sankyo Co. Ltd.	157	5,199
Daikin Industries Ltd.	22	3,144
Daito Trust Construction Co. Ltd.	5	609
Daiwa House Industry Co. Ltd.	48	1,495
Daiwa Securities Group, Inc.	113	802
Denso Corp.	161	2,426
Dentsu Group, Inc.	17	530
Disco Corp.	8	2,081
East Japan Railway Co.	78	1,544
Eisai Co. Ltd.	21	798
ENEOS Holdings, Inc.	244	1,337
FANUC Corp.	81	2,373
Fast Retailing Co. Ltd.	16	5,375
Fuji Electric Co. Ltd.	11	691
FUJIFILM Holdings Corp.	95	2,457
Fujitsu Ltd.	141	2,899
Hamamatsu Photonics KK	24	316
Hankyu Hanshin Holdings, Inc.	19	599
Hikari Tsushin, Inc.	2	334
Hitachi Construction Machinery Co. Ltd.	9	216
Hitachi Ltd.	395	10,461
Honda Motor Co. Ltd.	382	4,079
Hoshizaki Corp.	9	310
Hoya Corp.	30	4,127
Hulic Co. Ltd.	33	336
Ibiden Co. Ltd.	10	315
Idemitsu Kosan Co. Ltd.	83	602
Inpex Corp.	80	1,084

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Isuzu Motors Ltd.	51		697
ITOCHU Corp.	101		5,454
Japan Airlines Co. Ltd.	12		206
Japan Exchange Group, Inc.	84		1,094
Japan Post Bank Co. Ltd.	123		1,152
Japan Post Holdings Co. Ltd.	164		1,570
Japan Post Insurance Co. Ltd.	17		303
Japan Real Estate Investment Corp.	—	(h)	437
Japan Tobacco, Inc.	102		2,983
JFE Holdings, Inc.	49		656
Kajima Corp.	34		632
Kansai Electric Power Co., Inc. (The)	60		989
KAO Corp.	40		1,952
Kawasaki Kisen Kaisha Ltd.	33		519
KDDI Corp.	131		4,184
Keisei Electric Railway Co. Ltd.	11		331
Keyence Corp.	17		7,956
Kikkoman Corp.	58		654
Kirin Holdings Co. Ltd.	66		1,004
Kobe Bussan Co. Ltd.	13		402
Kokusai Electric Corp.	12		271
Komatsu Ltd.	79		2,214
Konami Group Corp.	9		867
Kubota Corp.	85		1,211
Kyocera Corp.	109		1,272
Kyowa Kirin Co. Ltd.	21		365
Lasertec Corp.	7		1,134
LY Corp.	227		661
M3, Inc.	38		379
Makita Corp.	20		686
Marubeni Corp.	121		1,996
MatsukiyoCocokara & Co.	29		481
Mazda Motor Corp.	48		368
McDonald’s Holdings Co. Japan Ltd	8		357
MEIJI Holdings Co. Ltd.	20		498
MINEBEA MITSUMI, Inc.	31		609
Mitsubishi Chemical Group Corp.	115		739
Mitsubishi Corp.	285		5,912
Mitsubishi Electric Corp.	164		2,657
Mitsubishi Estate Co. Ltd.	97		1,538
Mitsubishi HC Capital, Inc.	68		486
Mitsubishi Heavy Industries Ltd.	273		4,080
Mitsubishi UFJ Financial Group, Inc.	945		9,702
Mitsui & Co. Ltd.	219		4,898
Mitsui Chemicals, Inc.	15		390
Mitsui Fudosan Co. Ltd.	226		2,133
Mitsui OSK Lines Ltd.	29		1,011
Mizuho Financial Group, Inc.	205		4,246
MonotaRO Co. Ltd.	22		359
MS&AD Insurance Group Holdings, Inc.	109		2,564
Murata Manufacturing Co. Ltd.	144		2,850

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
NEC Corp.	21		2,009
Nexon Co. Ltd.	29		566
NIDEC Corp.,	71		1,491
Nintendo Co. Ltd.	89		4,730
Nippon Building Fund, Inc.	1		596
Nippon Paint Holdings Co. Ltd.	80		612
Nippon Prologis REIT, Inc.	—	(h)	336
Nippon Sanso Holdings Corp.	15		540
Nippon Steel Corp.	74		1,652
Nippon Telegraph & Telephone Corp.	2,533		2,597
Nippon Yusen KK	39		1,447
Nissan Motor Co. Ltd.	199		565
Nissin Foods Holdings Co. Ltd.	17		475
Nitori Holdings Co. Ltd.	7		1,012
Nitto Denko Corp.	61		1,027
Nomura Holdings, Inc.	255		1,330
Nomura Real Estate Holdings, Inc.	9		243
Nomura Research Institute Ltd.	32		1,188
NTT Data Group Corp.	54		963
Obayashi Corp.	55		701
Obic Co. Ltd.	28		982
Olympus Corp.	100		1,905
Omron Corp.	15		681
Ono Pharmaceutical Co. Ltd.	32		427
Oracle Corp. Japan	3		351
Oriental Land Co. Ltd.	93		2,393
ORIX Corp.	98		2,288
Osaka Gas Co. Ltd.	31		706
Otsuka Corp.	20		482
Otsuka Holdings Co. Ltd.	36		2,016
Pan Pacific International Holdings Corp.	32		839
Panasonic Holdings Corp.	198		1,737
Rakuten Group, Inc.	127		821
Recruit Holdings Co. Ltd.	126		7,673
Renesas Electronics Corp.	143		2,080
Resona Holdings, Inc.	179		1,253
Ricoh Co. Ltd.	47		506
Rohm Co. Ltd.	30		332
SBI Holdings, Inc.	23		532
SCREEN Holdings Co. Ltd.	7		485
SCSK Corp.	14		282
Secom Co. Ltd.	36		1,317
Seiko Epson Corp.	25		455
Sekisui Chemical Co. Ltd.	32		507
Sekisui House Ltd.	51		1,405
Seven & i Holdings Co. Ltd.	190		2,856
SG Holdings Co. Ltd.	28		297
Shimadzu Corp.	20		672
Shimano, Inc.	7		1,237
Shin-Etsu Chemical Co. Ltd.	153		6,406
Shionogi & Co. Ltd.	64		920

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Shiseido Co. Ltd.	34	922
Shizuoka Financial Group, Inc.	38	328
SMC Corp.	5	2,191
SoftBank Corp.	2,432	3,175
SoftBank Group Corp.	88	5,196
Sompo Holdings, Inc.	80	1,806
Sony Group Corp.	531	10,316
Subaru Corp.	51	904
SUMCO Corp.	30	321
Sumitomo Corp.	88	1,978
Sumitomo Electric Industries Ltd.	61	984
Sumitomo Metal Mining Co. Ltd.	21	630
Sumitomo Mitsui Financial Group, Inc.	320	6,827
Sumitomo Mitsui Trust Holdings, Inc.	56	1,328
Sumitomo Realty & Development Co. Ltd.	24	819
Suntory Beverage & Food Ltd.	12	444
Suzuki Motor Corp.	133	1,500
Sysmex Corp.	43	845
T&D Holdings, Inc.	42	732
Taisei Corp.	14	619
Takeda Pharmaceutical Co. Ltd.	135	3,901
TDK Corp.	165	2,108
Terumo Corp.	115	2,171
TIS, Inc.	18	465
Toho Co. Ltd.	10	389
Tokio Marine Holdings, Inc.	160	5,896
Tokyo Electric Power Co. Holdings, Inc. (a)	129	574
Tokyo Electron Ltd.	38	6,795
Tokyo Gas Co. Ltd.	31	713
Tokyu Corp.	42	549
TOPPAN Holdings, Inc.	20	604
Toray Industries, Inc.	118	695
TOTO Ltd.	12	454
Toyota Industries Corp.	13	985
Toyota Motor Corp.	874	15,702
Toyota Tsusho Corp.	54	987
Trend Micro, Inc./Japan	11	671
Unicharm Corp.	34	1,232
West Japan Railway Co.	37	707
Yakult Honsha Co. Ltd.	22	507
Yamaha Motor Co. Ltd.	72	644
Yaskawa Electric Corp.	20	711
Yokogawa Electric Corp.	19	497
Zensho Holdings Co. Ltd.	8	460
ZOZO, Inc.	12	425

		334,790

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	154	3,946

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — 0.2%
ArcelorMittal SA	975	25,529
Eurofins Scientific SE	22	1,364
Tenaris SA	76	1,209

		28,102

Netherlands — 10.5%
ABN AMRO Bank NV, CVA (e)	639	11,543
Adyen NV (a) (e)	30	47,498
Aegon Ltd.	2,113	13,574
Akzo Nobel NV	355	25,056
Argenx SE (a)	9	5,125
ASM International NV	147	97,007
ASML Holding NV	1,251	1,040,950
ASR Nederland NV	246	12,080
BE Semiconductor Industries NV	241	30,789
Euronext NV (e)	112	12,184
EXOR NV	138	14,833
Ferrovial SE	456	19,610
Heineken Holding NV	496	37,468
Heineken NV	1,102	97,811
IMCD NV	49	8,567
ING Groep NV	4,609	83,629
JDE Peet’s NV	19	401
Koninklijke Ahold Delhaize NV	151	5,202
Koninklijke KPN NV	629	2,568
Koninklijke Philips NV	128	4,202
NN Group NV	421	20,996
OCI NV	218	6,225
Prosus NV (a)	226	9,868
QIAGEN NV (a)	36	1,608
Randstad NV	94	4,681
Stellantis NV	2,092	28,975
Universal Music Group NV	132	3,449
Wolters Kluwer NV	217	36,582

		1,682,481

Norway — 0.6%
Aker BP ASA	50	1,074
DNB Bank ASA	1,249	25,607
Equinor ASA	711	17,980
Gjensidige Forsikring ASA	308	5,762
Kongsberg Gruppen ASA	78	7,611
Mowi ASA	74	1,333
Norsk Hydro ASA	2,926	18,899
Orkla ASA	113	1,063
Salmar ASA	11	555
Telenor ASA	101	1,289
Yara International ASA	344	10,867

		92,040

Poland — 0.0% (g)
InPost SA (a)	177	3,336

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Portugal — 0.1%
EDP SA	2,279	10,395
Galp Energia SGPS SA	393	7,358
Jeronimo Martins SGPS SA	45	886

		18,639

Spain — 2.4%
Acciona SA	18	2,535
ACS Actividades de Construccion y Servicios SA	167	7,705
Aena SME SA (e)	66	14,486
Amadeus IT Group SA	72	5,211
Banco Bilbao Vizcaya Argentaria SA	8,046	86,914
Banco de Sabadell SA	7,570	16,076
Banco Santander SA	21,632	110,842
CaixaBank SA	5,077	30,297
Cellnex Telecom SA (e)	84	3,400
EDP Renovaveis SA	226	3,945
Endesa SA	235	5,142
Grifols SA (a)	48	540
Iberdrola SA	4,436	68,575
Industria de Diseno Textil SA	174	10,322
Redeia Corp. SA	243	4,726
Repsol SA	1,031	13,594
Telefonica SA	650	3,181

		387,491

Sweden — 3.3%
AddTech AB, Class B	225	6,759
Alfa Laval AB	253	12,151
Assa Abloy AB, Class B	868	29,245
Atlas Copco AB, Class A	2,338	45,309
Atlas Copco AB, Class B	1,363	23,378
Beijer Ref AB, Class B	314	5,172
Boliden AB	569	19,306
Epiroc AB, Class A	570	12,354
Epiroc AB, Class B	343	6,497
EQT AB	519	17,832
Essity AB, Class B	97	3,026
Evolution AB (e)	29	2,811
Fastighets AB Balder, Class B (a)	106	929
Getinge AB, Class B	36	784
H & M Hennes & Mauritz AB, Class B	91	1,557
Hexagon AB, Class B	331	3,562
Holmen AB, Class B	158	6,827
Husqvarna AB, Class B	302	2,115
Industrivarden AB, Class A	175	6,470
Industrivarden AB, Class C	218	8,014
Indutrade AB	238	7,417
Investment AB Latour, Class B	131	4,089
Investor AB, Class B	2,415	74,431
L E Lundbergforetagen AB, Class B	107	6,139
Lifco AB, Class B	206	6,776
Nibe Industrier AB, Class B	1,314	7,200

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Saab AB, Class B	285		6,084
Sagax AB, Class B	35		1,007
Sandvik AB	928		20,760
Securitas AB, Class B	431		5,474
Skandinaviska Enskilda Banken AB, Class A	2,215		33,903
Skanska AB, Class B	298		6,217
SKF AB, Class B	296		5,903
Svenska Cellulosa AB SCA, Class B	1,259		18,360
Svenska Handelsbanken AB, Class A	2,037		20,927
Swedbank AB, Class A	1,185		25,143
Swedish Orphan Biovitrum AB (a)	31		1,005
Tele2 AB, Class B	85		965
Telefonaktiebolaget LM Ericsson, Class B	442		3,340
Telia Co. AB	373		1,207
Trelleborg AB, Class B	186		7,177
Volvo AB, Class A	171		4,558
Volvo AB, Class B	1,392		36,830
Volvo Car AB, Class B (a)	733		2,018

			521,028

Switzerland — 15.8%
ABB Ltd. (Registered)	1,383		80,230
Adecco Group AG (Registered)	146		4,996
Alcon, Inc.	80		7,974
Avolta AG (a)	14		613
Bachem Holding AG, Class B	5		456
Baloise Holding AG (Registered)	68		13,821
Banque Cantonale Vaudoise (Registered)	42		4,287
Barry Callebaut AG (Registered)	11		19,577
BKW AG	15		2,797
Chocoladefabriken Lindt & Spruengli AG	3		37,423
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	40,886
Cie Financiere Richemont SA, Class A (Registered)	658		104,481
Clariant AG (Registered) (a)	449		6,810
Coca-Cola HBC AG (a)	903		32,179
DSM-Firmenich AG	387		53,367
EMS-Chemie Holding AG (Registered)	15		12,264
Galderma Group AG (a)	36		3,352
Geberit AG	29		18,949
Givaudan SA	19		105,336
Glencore plc (a)	24,761		141,799
Helvetia Holding AG (Registered)	58		10,020
Holcim AG (a)	1,084		106,126
Julius Baer Group Ltd.	286		17,273
Kuehne + Nagel International AG (Registered)	42		11,517
Logitech International SA (Registered)	25		2,220
Lonza Group AG	12		7,328
Nestle SA	7,786		782,450
Novartis AG	1,206		138,901
Partners Group Holding AG	32		47,747
Roche Holding AG	450		144,314
Sandoz Group AG	250		10,427

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG	35	10,375
Schindler Holding AG (Registered)	21	5,832
SGS SA (Registered)	134	14,973
SIG Group AG (a)	636	14,174
Sika AG (Registered)	317	105,069
Sonova Holding AG (Registered)	8	2,901
STMicroelectronics NV	108	3,217
Straumann Holding AG	18	2,902
Swatch Group AG (The)	35	7,563
Swatch Group AG (The) (Registered)	64	2,760
Swiss Life Holding AG (Registered)	45	37,396
Swiss Prime Site AG (Registered)	12	1,361
Swiss Re AG	469	64,888
Swisscom AG (Registered)	4	2,681
Temenos AG (Registered)	10	710
UBS Group AG (Registered)	4,590	142,040
VAT Group AG (e)	23	12,007
Zurich Insurance Group AG	228	137,459

		2,538,228

Taiwan — 2.1%
Alchip Technologies Ltd.	30	1,889
ASE Technology Holding Co. Ltd.	1,249	5,923
eMemory Technology, Inc.	24	1,975
Global Unichip Corp.	33	1,133
Globalwafers Co. Ltd.	100	1,434
MediaTek, Inc.	577	21,266
Nanya Technology Corp. (a)	471	704
Novatek Microelectronics Corp.	220	3,582
Realtek Semiconductor Corp.	185	2,746
Taiwan Semiconductor Manufacturing Co. Ltd.	9,354	282,062
United Microelectronics Corp.	4,308	7,261
Vanguard International Semiconductor Corp.	341	1,114
Winbond Electronics Corp. (a)	1,259	847

		331,936

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 19.4%
3i Group plc	1,659	73,475
Admiral Group plc	484	18,046
Anglo American plc	3,034	98,621
Ashtead Group plc	516	39,954
Associated British Foods plc	156	4,889
AstraZeneca plc	1,427	222,297
Auto Trader Group plc (e)	417	4,849
Aviva plc	5,002	32,399
BAE Systems plc	3,587	59,558
Barclays plc	25,156	75,582
Barratt Developments plc	651	4,175
Berkeley Group Holdings plc	48	3,011

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
BP plc	19,085	99,541
British American Tobacco plc	934	34,062
BT Group plc, Class A	3,010	5,966
Bunzl plc	398	18,854
Centrica plc	2,439	3,814
Coca-Cola Europacific Partners plc	790	62,177
Compass Group plc	796	25,506
Croda International plc	316	17,877
Diageo plc	9,193	321,094
Endeavour Mining plc	438	10,366
Entain plc	299	3,054
GSK plc	3,815	77,683
Haleon plc	10,279	53,782
Halma plc	177	6,176
Hargreaves Lansdown plc	610	9,088
HSBC Holdings plc	31,555	283,081
Imperial Brands plc	380	11,050
Informa plc	622	6,838
InterContinental Hotels Group plc	76	8,243
Intertek Group plc	190	13,153
J Sainsbury plc	775	3,069
JD Sports Fashion plc	1,216	2,507
Kingfisher plc	855	3,692
Land Securities Group plc	330	2,881
Legal & General Group plc	11,079	33,579
Lloyds Banking Group plc	106,331	83,607
London Stock Exchange Group plc	815	111,551
M&G plc	3,860	10,708
Melrose Industries plc	1,547	9,452
Mondi plc	1,053	20,083
National Grid plc	2,251	31,115
NatWest Group plc	11,326	52,433
Next plc	56	7,362
Pearson plc	283	3,854
Persimmon plc	149	3,275
Phoenix Group Holdings plc	1,296	9,710
Reckitt Benckiser Group plc	327	19,978
RELX plc	2,207	104,221
Rentokil Initial plc	2,970	14,524
Rio Tinto plc	2,692	191,074
Rolls-Royce Holdings plc (a)	10,047	71,104
Sage Group plc (The)	471	6,473
Schroders plc	1,365	6,395
Segro plc	599	7,025
Severn Trent plc	126	4,446
Shell plc	7,276	236,038
Smith & Nephew plc	411	6,376
Smiths Group plc	405	9,097
Spirax Group plc	86	8,659
SSE plc	512	12,893
Standard Chartered plc	3,696	39,200

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc		1,647	3,623
Tesco plc		3,241	15,563
Unilever plc		3,510	227,563
United Utilities Group plc		322	4,509
Vodafone Group plc		10,576	10,600
Whitbread plc		84	3,538
Wise plc, Class A (a)		1,133	10,191
WPP plc		508	5,201

			3,115,430

Total Common Stocks (Cost $12,416,253)			15,763,739

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG		61	5,070
Dr Ing hc F Porsche AG (e)		112	8,985
Henkel AG & Co. KGaA		24	2,301
Porsche Automobil Holding SE		151	6,921
Sartorius AG		4	1,176
Volkswagen AG		203	21,613

Total Preferred Stocks (Cost $50,910)			46,066

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.18%, 10/01/2024		1,644	1,644
Brown Brothers Harriman,
2.00%, 10/01/2024	DKK	69,434	10,368
2.29%, 10/01/2024	SEK	13,181	1,298
3.18%, 10/01/2024	NOK	4,915	466
Citibank NA,
2.33%, 10/01/2024	EUR	45,530	50,682
4.18%, 10/01/2024		1,917	1,917
Royal Bank of Canada,
3.91%, 10/01/2024	GBP	20,663	27,625
4.18%, 10/01/2024		14,924	14,924
Skandinaviska Enskilda Banken AB, 0.15%, 10/01/2024	CHF	9,911	11,711
Sumitomo Mitsui Banking Corp.,
0.01%, 10/01/2024	JPY	311,712	2,169
4.18%, 10/01/2024		8,675	8,675
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		7,832	7,832

Total Short-Term Investments (Cost $139,311)			139,311

Total Investments — 99.4% (Cost - $12,606,474) *			15,949,116
Other Assets in Excess of Liabilities — 0.6%			92,946

NET ASSETS — 100.0%			$16,042,062

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	952	12/2024	EUR	51,900	1,404
FTSE 100 Index	342	12/2024	GBP	38,079	(181)
FTSE Taiwan Index	28	10/2024	USD	2,096	(6)
OMX Copenhagen 25 Index	420	10/2024	DKK	12,350	(106)
STOXX 600 Insurance Index	21	12/2024	EUR	471	5
STOXX Europe 600 Index	643	12/2024	EUR	18,568	252
TOPIX Index	29	12/2024	JPY	5,354	(12)

Total unrealized appreciation (depreciation)					1,356

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.0%
Banks	10.9%
Semiconductors	9.6%
Software	6.9%
Insurance	6.6%
Beverages	6.0%
Food	5.8%
Chemicals	4.6%
Oil & Gas	3.4%
Mining	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.7%
Commercial Services	2.5%
Aerospace/Defense	2.2%
Building Materials	2.2%
Auto Manufacturers	1.9%
Electric	1.8%
Diversified Financial Services	1.5%
Retail	1.2%
Miscellaneous Manufacturers	1.1%
Others (Each less than 1.0%)	11.3%
Short-Term Investments	0.9%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 106.3%
Asset-Backed Securities — 0.4%
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 6.98%, 04/20/2037 (e) (aa)		2,000	2,012
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 7.08%, 04/20/2036 (e) (aa)		1,000	1,008
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.61%, 01/15/2032 (e) (aa)		2,510	2,513
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.70%, 01/16/2030 (e) (aa)		518	519
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.64%, 07/15/2032 (e) (aa)		4,300	4,300
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 6.32%, 11/15/2030 (e) (aa)		830	831
CARLYLE US CLO Ltd., (Cayman Islands),
Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.26%), 6.54%, 04/20/2031 (e) (aa)		904	905
Series 2018-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 6.45%, 10/15/2031 (e) (aa)		2,825	2,826
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.49%, 10/24/2030 (e) (aa)		1,655	1,656
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.57%, 04/20/2030 (e) (aa)		1,432	1,432
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 6.94%, 04/15/2037 (e) (aa)		2,700	2,715
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/2032		770	769
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 4.35%, 04/15/2033 (e) (aa)	EUR	7,149	7,944
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 6.58%, 04/15/2029 (e) (aa)		2,510	2,511
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,070
FHLB, 2.05%, 03/19/2035		162	132
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 7.11%, 10/20/2036 (e) (aa)		2,400	2,418
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,850	1,856
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	232
Series 2024-2, Class A3, 5.10%, 03/16/2029		1,175	1,197
Series 2024-2, Class B, 5.28%, 10/16/2029		850	872
Goldentree Loan Management US CLO 4 Ltd., (Cayman Islands), Series 2019-4A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 6.43%, 04/24/2031 (e) (aa)		1,956	1,956

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.73%, 02/09/2035 (e) (aa)	1,100	1,101
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class AR, (CME Term SOFR 3 Month + 1.18%), 6.46%, 10/18/2030 (e) (aa)	1,398	1,399
Marathon CLO 14 Ltd., (Cayman Islands), Series 2019-2A, Class A1AR, (CME Term SOFR 3 Month + 1.38%), 6.66%, 01/20/2033 (e) (aa)	1,400	1,400
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.60%, 10/15/2030 (e) (aa)	410	410
Mountain View CLO 2017-1 LLC, (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 6.64%, 10/16/2029 (e) (aa)	153	153
Mountain View CLO 2017-2 LLC, (Cayman Islands), Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.59%, 01/16/2031 (e) (aa)	1,497	1,498
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 6.43%, 10/20/2030 (e) (aa)	3,084	3,085
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.60%, 04/20/2035 (e) (aa)	600	600
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.60%, 04/20/2035 (e) (aa)	1,000	1,000
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.73%, 07/15/2034 (e) (aa)	500	500
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 6.96%, 01/20/2037 (e) (aa)	1,600	1,609
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 6.48%, 01/23/2032 (e) (aa)	944	944
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 6.89%, 01/16/2037 (e) (aa)	700	703
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 6.62%, 07/15/2031 (e) (aa)	623	623
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.50%, 04/17/2030 (e) (aa)	1,632	1,632
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	335

Total Asset-Backed Securities (Cost $59,228)		58,666

Collateralized Mortgage Obligations — 2.1%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,488	4,619
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	394	366
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.54%, 01/15/2038 (aa)	941	103
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 0.00%, 06/15/2040 (aa)	2,002	139
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 0.79%, 03/15/2042 (aa)	973	100
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 1.19%, 12/15/2041 (aa)	378	34
Series 4134, Class PI, IO, 3.00%, 11/15/2042	412	43
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,664	284
Series 4165, Class TI, IO, 3.00%, 12/15/2042	396	23

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,463	2,397
Series 4479, Class AI, IO, 3.50%, 09/15/2025	875	9
Series 4598, Class IK, IO, 3.50%, 03/15/2046	546	91
Series 4710, Class EI, IO, 3.50%, 11/15/2031	2,425	148
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 5.71%, 05/15/2041 (aa)	2,192	2,141
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 5.76%, 02/15/2048 (aa)	4,276	4,190
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 5.65%, 10/15/2043 (aa)	1,611	1,572
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.74%, 09/15/2048 (aa)	3,652	517
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,562	305
Series 4888, Class IB, IO, 4.00%, 03/15/2047	291	47
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,613	581
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,870	866
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.71%, 08/25/2050 (aa)	6,668	1,057
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,601	789
Series 5016, Class PI, IO, 3.00%, 09/25/2050	9,904	1,559
Series 5023, Class BI, IO, 2.00%, 10/25/2050	20,429	2,731
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,853	242
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,483	484
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,609	380
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,629	200
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,826	968
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,489	437
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,083	525
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,157	166
Series 5069, Class LI, IO, 2.50%, 02/25/2051	13,748	1,975
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,045	1,084
Series 5081, Class EI, IO, 2.50%, 03/25/2051	18,849	2,659
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,839	313
Series 5109, Class IE, IO, 2.50%, 05/25/2051	952	128
Series 5124, Class LI, IO, 4.50%, 07/25/2051	10,130	2,277
Series 5157, Class IA, IO, 3.00%, 10/25/2051	45,739	7,208
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,802	644
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,752	470
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,841	356
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 6.35%, 08/15/2048 (aa)	860	868
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,517	639
Series 399, Class C29, IO, 2.00%, 06/25/2052	9,465	1,244
Series 399, Class C30, IO, 2.00%, 06/25/2051	73,454	9,473
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 2.51%, 05/25/2037 (aa)	325	48
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	265	212
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	122	26
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,263	197
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,802	300
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,178	233
Series 429, Class 163, IO, 2.00%, 02/25/2051	519	55
Series 429, Class 164, IO, 2.00%, 03/25/2051	956	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 1.05%, 04/25/2037 (aa)	1,326	163
Series 2012-35, Class SP, IF, IO, (6.39% - United States 30 Day Average SOFR), 1.11%, 04/25/2042 (aa)	1,857	247
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	237	6
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.71%, 12/25/2042 (aa)	829	117
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,139	959
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	256
Series 2014-34, Class US, IF, (8.37% - United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	60
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 5.82%, 08/25/2054 (aa)	2,228	2,172
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	349
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 5.92%, 07/25/2046 (aa)	543	538
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.61%, 09/25/2046 (aa)	1,327	204
Series 2016-68, Class WI, IO, 0.79%, 10/25/2046 (z)	3,687	236
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	684	84
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 5.69%, 12/25/2047 (aa)	4,172	4,102
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 5.69%, 09/25/2048 (aa)	2,286	2,245
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.81%, 09/25/2048 (aa)	2,890	395
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 5.69%, 10/25/2048 (aa)	1,822	1,789
Series 2019-47, Class SI, IO, 0.54%, 08/25/2049 (z)	10,420	864
Series 2019-48, Class IB, IO, 0.65%, 06/25/2039 (z)	18,903	359
Series 2019-53, Class IA, IO, 0.83%, 09/25/2049 (z)	20,500	1,558
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.61%, 11/25/2049 (aa)	5,642	761
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	528	97
Series 2020-29, Class SA, IO, 0.58%, 05/25/2050 (z)	4,181	242
Series 2020-33, Class IO, IO, 0.60%, 05/25/2050 (z)	11,440	695
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,632	1,760
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	10,498	1,887
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,043	1,281
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	9,415	1,150
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,044	473
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,236	1,208
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,675	1,841
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	874	154
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,471	399
Series 2021-8, Class WI, IO, 1.06%, 03/25/2051 (z)	11,830	805
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 5.55%, 03/25/2061 (aa)	7,451	7,500
Series 2021-36, Class YI, IO, 1.11%, 06/25/2061 (z)	13,657	912
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	610	75
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	9,910	1,791
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 6.25%, 12/25/2050 (aa)	2,420	2,417
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.15%, 01/25/2051 (aa)	5,907	5,987
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 5.97%, 12/20/2064 (aa)	22	22
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 6.13%, 12/20/2065 (aa)	7,226	7,218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2017-H03, Class HA, 3.00%, 01/20/2067	3,363	3,283
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,206	149
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,795	1,715
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,603	1,537
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 6.12%, 01/20/2069 (aa)	4,892	4,861
Series 2019-H15, Class GA, 2.25%, 08/20/2069	149	144
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 6.27%, 10/20/2069 (aa)	2,210	2,222
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	9,923	1,302
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	11,748	21
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	15,723	63
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,473	2,284
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 5.97%, 07/20/2070 (aa)	1,306	1,290
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 5.92%, 07/20/2070 (aa)	7,969	7,847
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 6.72%, 08/20/2070 (aa)	6,615	6,759
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 6.52%, 07/20/2070 (aa)	2,618	2,642
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 6.72%, 04/20/2070 (aa)	4,750	4,831
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 6.72%, 09/20/2070 (aa)	1,797	1,835
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	10,791	1,233
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,292	2,093
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	10,934	1,663
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	9,202	972
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	9,863	1,008
Series 2021-H03, Class ML, 7.57%, 01/20/2071 (z)	6,555	6,620
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 6.10%, 03/20/2071 (aa)	278	277
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.85%, 08/20/2071 (aa)	1,973	2,014
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.85%, 09/20/2071 (aa)	7,895	8,103
Series 2021-H15, Class HB, 1.25%, 09/20/2065	262	242
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.85%, 09/20/2071 (aa)	9,773	10,047
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 6.02%, 04/20/2072 (aa)	765	756
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2073 (aa)	2,867	2,815
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2073 (aa)	8,360	8,402
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2073 (aa)	6,401	6,435
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 6.22%, 02/20/2073 (aa)	11,637	11,681
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.15%, 04/20/2073 (aa)	1,901	1,901
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 6.45%, 05/20/2073 (aa)	8,657	8,800
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 6.50%, 05/20/2073 (aa)	1,455	1,478
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 6.35%, 03/20/2073 (aa)	2,028	2,031
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.45%, 11/20/2073 (aa)	5,013	5,103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.25%, 01/20/2074 (aa)	3,011	3,030
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.28%, 01/20/2074 (aa)	5,532	5,575
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 6.35%, 12/20/2073 (aa)	3,954	3,963
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 6.00%, 02/20/2074 (aa)	2,769	2,761
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 6.25%, 07/20/2074 (aa)	3,107	3,127
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,019	858
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,621	1,604
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	2,115	2,009
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,738	1,616
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	410	382
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	8,090	7,551
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,845	3,234
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	925	893
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	4,300	4,300
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	975	991

Total Collateralized Mortgage Obligations (Cost $294,532)		282,357

Commercial Mortgage-Backed Securities — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 7.19%, 08/17/2041 (e) (aa)	1,676	1,680
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	99	98
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	720
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	493
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,228
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	937
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	486
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	574
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	184
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 6.01%, 06/15/2038 (e) (aa)	2,800	2,598
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	312
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	435
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	631
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	896
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.46%, 09/15/2036 (e) (aa)	4,600	4,378
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 5.94%, 10/15/2036 (e) (aa)	2,025	2,011

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	560	549
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,057
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	480
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	221
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	113	112
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	119	118
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.71%), 6.81%, 10/15/2037 (e) (aa)	2,100	2,037
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	989	980
Series K057, Class A2, 2.57%, 07/25/2026	850	829
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	988
Series K071, Class A2, 3.29%, 11/25/2027	500	491
Series K073, Class A2, 3.35%, 01/25/2028	1,000	983
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	495
Series K094, Class A2, 2.90%, 06/25/2029	112	107
Series K103, Class A2, 2.65%, 11/25/2029	500	470
Series K108, Class A2, 1.52%, 03/25/2030	304	268
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,297
Series K118, Class A2, 1.49%, 09/25/2030	500	434
Series K729, Class A2, 3.14%, 10/25/2024	71	71
Series K737, Class A2, 2.53%, 10/25/2026	650	633
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,118
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,838
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,434
Series K-161, Class A2, 4.90%, 10/25/2033	1,500	1,576
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	439	430
Series 2016-M5, Class A2, 2.47%, 04/25/2026	424	413
Series 2017-M11, Class A2, 2.98%, 08/25/2029	950	907
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)	84	82
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)	455	442
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)	902	883
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	872
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	234
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	490
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	479
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	979
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	514	511
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,355
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	964
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	535
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	980
Series 2021-C60, Class A4, 2.34%, 08/15/2054	550	478

Total Commercial Mortgage-Backed Securities (Cost $56,622)		53,281

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 26.2%
Basic Materials — 0.7%
Chemicals — 0.5%
Air Liquide Finance SA, (France),
Reg. S, 0.38%, 05/27/2031	EUR	3,000	2,841
Reg. S, 0.63%, 06/20/2030	EUR	5,600	5,518
Reg. S, 2.88%, 09/16/2032	EUR	5,000	5,532
Air Products and Chemicals, Inc.,
2.80%, 05/15/2050		5	3
4.00%, 03/03/2035	EUR	1,600	1,878
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	1,063
Reg. S, 2.00%, 03/28/2032	EUR	1,000	1,018
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	874
Reg. S, 2.00%, 09/17/2030	EUR	1,000	1,059
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	1,000
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	1,077
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,082
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	490
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,092
Celanese US Holdings LLC,
6.35%, 11/15/2028		10	11
6.70%, 11/15/2033		5	5
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,799
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	2,033
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	118
5.25%, 11/15/2041		600	593
6.90%, 05/15/2053		460	551
DuPont de Nemours, Inc.,
4.73%, 11/15/2028		854	870
5.32%, 11/15/2038		24	26
5.42%, 11/15/2048		297	327
Eastman Chemical Co., 5.63%, 02/20/2034		110	115
Ecolab, Inc.,
1.30%, 01/30/2031		26	22
2.13%, 02/01/2032		48	42
2.70%, 12/15/2051		2	1
FMC Corp.,
5.15%, 05/18/2026		675	681
5.65%, 05/18/2033		2,485	2,569
Givaudan Finance Europe BV, (Netherlands),
Reg. S, 1.00%, 04/22/2027	EUR	100	107
Reg. S, 4.13%, 11/28/2033	EUR	1,950	2,311
Huntsman International LLC, 4.50%, 05/01/2029		975	957
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	478
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	1,048
Reg. S, 0.55%, 05/19/2032	EUR	800	747
Reg. S, 1.00%, 04/20/2028	EUR	1,005	1,075

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	528
Reg. S, 1.00%, 09/30/2051	EUR	4,400	2,884
Reg. S, 3.40%, 02/14/2036	EUR	1,900	2,127
Linde, Inc., 1.63%, 12/01/2025	EUR	350	383
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	1,069
1.63%, 09/17/2031	EUR	1,000	1,000
LYB International Finance III LLC, 5.50%, 03/01/2034		110	114
Nutrien Ltd., (Canada), 5.40%, 06/21/2034		2,000	2,068
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,086
1.20%, 03/15/2026		5	5
1.40%, 03/13/2027	EUR	1,000	1,078
2.75%, 06/01/2029	EUR	1,000	1,105
RPM International, Inc.,
2.95%, 01/15/2032		50	44
3.75%, 03/15/2027		190	187
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		210	214
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,108
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	3,084
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	904

			60,051

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	546

			558

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg), 6.80%, 11/29/2032		19	21
Nucor Corp.,
2.70%, 06/01/2030		3	3
2.98%, 12/15/2055		8	5
Reliance, Inc., 2.15%, 08/15/2030		195	171
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,120	2,881

			3,081

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	990
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,135
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	3,000	3,491
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.50%, 09/08/2053		135	144
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,490
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	30
Glencore Finance Europe Ltd., (Jersey),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,777
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,684
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,507
6.25%, 07/15/2033		1,070	1,160
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034		550	575
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	848
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	219
Reg. S, 4.00%, 03/12/2031	EUR	100	113
Reg. S, 5.38%, 05/15/2027	EUR	200	234
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,616
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	18
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	2,895
Southern Copper Corp., 5.25%, 11/08/2042		127	124
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,339

			27,412

Total Basic Materials			91,102

Communications — 1.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		4	3
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	1,013
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,098
Reg. S, 5.00%, 01/11/2029	EUR	1,800	2,129
MMS USA Holdings, Inc.,
Reg. S, 1.25%, 06/13/2028	EUR	2,200	2,311
Reg. S, 1.75%, 06/13/2031	EUR	6,900	7,113
Omnicom Group, Inc., 5.30%, 11/01/2034		50	52

			13,719

Internet — 0.4%
Alphabet, Inc.,
1.90%, 08/15/2040		700	499
2.25%, 08/15/2060		25	15
Amazon.com, Inc.,
3.10%, 05/12/2051		5	4
3.25%, 05/12/2061		5	3
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	4,644
1.80%, 03/03/2027	EUR	1,500	1,634
3.63%, 11/12/2028	EUR	339	390
4.13%, 05/12/2033	EUR	762	900
Expedia Group, Inc., 4.63%, 08/01/2027		700	705
Meta Platforms, Inc., 5.55%, 08/15/2064		255	270
Netflix, Inc.,
Reg. S, 3.88%, 11/15/2029	EUR	9,850	11,411
4.63%, 05/15/2029	EUR	8,050	9,601
5.40%, 08/15/2054		20	21
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	6,900	6,878

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,034
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,364
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,751
Reg. S, 2.09%, 01/19/2030	EUR	1,000	1,019
Reg. S, 2.78%, 01/19/2034	EUR	3,000	2,929
Uber Technologies, Inc.,
4.80%, 09/15/2034		450	449
5.35%, 09/15/2054		15	15
VeriSign, Inc.,
2.70%, 06/15/2031		178	155
4.75%, 07/15/2027		27	27
5.25%, 04/01/2025		27	27

			49,745

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		894	569
3.90%, 06/01/2052		980	642
3.95%, 06/30/2062		50	31
4.80%, 03/01/2050		6	4
5.13%, 07/01/2049		560	450
5.50%, 04/01/2063		5	4
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,031
1.88%, 02/20/2036	GBP	575	564
1.95%, 01/15/2031		2,875	2,494
3.20%, 07/15/2036		5	4
3.75%, 04/01/2040		30	26
4.25%, 10/15/2030		160	160
4.60%, 10/15/2038		10	10
5.10%, 06/01/2029		20	21
5.25%, 09/26/2040	GBP	700	930
5.30%, 06/01/2034		160	168
5.65%, 06/01/2054		30	32
Cox Communications, Inc.,
3.85%, 02/01/2025 (e)		1,500	1,493
5.45%, 09/01/2034 (e)		985	997
5.80%, 12/15/2053 (e)		580	570
Discovery Communications LLC, 4.13%, 05/15/2029		940	888
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	923
3.45%, 03/01/2032		47	43
Fox Corp.,
5.48%, 01/25/2039		95	96
6.50%, 10/13/2033		950	1,038
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	9,600	10,044
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,423
ITV plc, (United Kingdom),
Reg. S, 1.38%, 09/26/2026	EUR	362	390
Reg. S, 4.25%, 06/19/2032	EUR	8,400	9,540

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Pearson Funding plc, (United Kingdom),
Reg. S, 3.75%, 06/04/2030	GBP	2,475	3,086
Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,463
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	4,528
Time Warner Cable LLC,
4.50%, 09/15/2042		50	38
5.50%, 09/01/2041		800	693

			46,393

Telecommunications — 0.7%
A1 Towers Holding GmbH, (Austria), Reg. S, 5.25%, 07/13/2028	EUR	12,500	14,712
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,417
4.38%, 08/07/2041	GBP	1,500	1,759
5.00%, 10/27/2026	GBP	1,200	1,613
AT&T, Inc.,
1.70%, 03/25/2026		62	60
1.80%, 09/05/2026	EUR	2,250	2,459
2.05%, 05/19/2032	EUR	200	205
2.45%, 03/15/2035	EUR	825	834
3.50%, 06/01/2041		2,140	1,750
3.65%, 06/01/2051		1,800	1,372
4.25%, 06/01/2043	GBP	200	221
4.30%, 12/15/2042		12	11
5.40%, 02/15/2034		1,280	1,341
5.54%, 02/20/2026		2	2
7.00%, 04/30/2040	GBP	400	608
Corning, Inc., 5.45%, 11/15/2079		15	15
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		35	42
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,471
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 02/16/2036	EUR	1,600	1,822
Reg. S, 5.75%, 09/17/2029	GBP	2,000	2,779
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	107
5.40%, 04/15/2034		1,540	1,606
NBN Co. Ltd., (Australia), Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,333
Nokia OYJ, (Finland), 6.63%, 05/15/2039		50	53
NTT Finance Corp., (Japan),
Reg. S, 0.08%, 12/13/2025	EUR	1,000	1,075
Reg. S, 0.34%, 03/03/2030	EUR	500	485
Reg. S, 0.40%, 12/13/2028	EUR	1,000	1,007
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,406
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	2,116
Reg. S, 0.50%, 09/04/2032	EUR	100	92
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,334
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	107
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	82
Reg. S, 1.88%, 10/01/2025	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 3.75%, 03/27/2034	EUR	200	229
Reg. S, 4.00%, 03/08/2030	EUR	200	233
Reg. S, 4.13%, 11/17/2033	EUR	300	356
Rogers Communications, Inc., (Canada),
3.80%, 03/15/2032		100	93
5.30%, 02/15/2034		1,550	1,575
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	100	110
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,862
8.75%, 03/15/2032		90	111
Sprint LLC, 7.63%, 02/15/2025		2,800	2,809
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	6,875	7,875
Tele2 AB, (Sweden), Reg. S, 3.75%, 11/22/2029	EUR	7,800	8,887
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,311
Telefonica Emisiones SA, (Spain), Reg. S, 1.86%, 07/13/2040	EUR	4,800	4,138
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	218
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,334
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	722
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	4,525	5,263
T-Mobile USA, Inc.,
2.05%, 02/15/2028		40	37
2.55%, 02/15/2031		70	63
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		269	195
3.75%, 04/15/2027		31	31
3.88%, 04/15/2030		3,420	3,325
4.38%, 04/15/2040		12	11
4.50%, 04/15/2050		100	89
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		600	596
5.50%, 01/15/2055		105	108
Verizon Communications, Inc.,
0.88%, 04/08/2027	EUR	475	505
1.68%, 10/30/2030		8	7
2.50%, 04/08/2031	GBP	1,000	1,160
2.55%, 03/21/2031		437	390
2.65%, 11/20/2040		950	699
3.25%, 02/17/2026	EUR	200	224
3.88%, 03/01/2052		370	302
4.02%, 12/03/2029		2	2
4.75%, 10/31/2034	EUR	200	247
4.78%, 02/15/2035 (e)		20	20

			92,560

Total Communications			202,417

Consumer Cyclical — 1.7%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	3,350	3,582
Ryanair DAC, (Ireland), Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,615
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,169
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	517

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
4.63%, 04/15/2029 (e)		360	348

			7,231

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	1,058
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	822
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,492
Tapestry, Inc.,
3.05%, 03/15/2032		99	85
7.05%, 11/27/2025		10	10
7.35%, 11/27/2028		5	5
7.70%, 11/27/2030		5	6
7.85%, 11/27/2033		10	11
VF Corp., 4.25%, 03/07/2029	EUR	9,000	9,849

			13,338

Auto Manufacturers — 0.6%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,818
3.75%, 10/25/2027	EUR	3,300	3,763
4.90%, 01/10/2034		40	41
Cummins, Inc., 5.45%, 02/20/2054		30	32
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	667
Ford Motor Co., 3.25%, 02/12/2032		700	596
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	504
4.45%, 02/14/2030	EUR	2,075	2,342
4.95%, 05/28/2027		3,065	3,057
6.80%, 11/07/2028		400	422
7.35%, 03/06/2030		600	649
General Motors Co.,
5.20%, 04/01/2045		560	513
6.25%, 10/02/2043		95	97
6.60%, 04/01/2036		520	562
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,380
2.70%, 06/10/2031		585	504
2.75%, 06/20/2025		40	39
5.00%, 04/09/2027		1,120	1,132
5.80%, 01/07/2029		60	62
Hyundai Capital America, 6.50%, 01/16/2029 (e)		1,085	1,163
Mercedes-Benz Finance North America LLC, 5.00%, 01/11/2034 (e)		210	212
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	15
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,950
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	5,000	5,582
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	800	851
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,415
Toyota Finance Australia Ltd., (Australia), Reg. S, 3.39%, 03/18/2030	EUR	2,675	3,003
Toyota Motor Finance Netherlands BV, (Netherlands), Reg. S, 3.13%, 07/11/2029	EUR	1,496	1,672
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 3.75%, 03/27/2030	EUR	14,500	16,235

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,090
Reg. S, 4.63%, 05/03/2031	EUR	2,500	2,889
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,246
Volkswagen Financial Services Overseas AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	11
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,568
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,071
Reg. S, 4.13%, 11/15/2025	EUR	8,000	8,997
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,718
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	232
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,591
Reg. S, 1.50%, 06/19/2026	EUR	5,000	5,416

			80,117

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,423
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	219
Magna International, Inc., (Canada),
2.45%, 06/15/2030		1,000	902
4.15%, 10/01/2025		2,000	1,994
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,369
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,173

			13,080

Distribution/Wholesale — 0.2%
Bunzl Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/30/2030	GBP	1,050	1,168
Reg. S, 3.38%, 04/09/2032 (w)	EUR	5,025	5,595
IMCD NV, (Netherlands), Reg. S, 3.63%, 04/30/2030	EUR	11,950	13,333
LKQ Corp., 5.75%, 06/15/2028		55	57

			20,153

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	897
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	3,700	4,259
Reg. S, 4.00%, 06/13/2031	EUR	4,200	4,915
Warnermedia Holdings, Inc., 5.05%, 03/15/2042		865	706
5.14%, 03/15/2052		1,000	771

			11,548

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,021
Reg. S, 3.25%, 02/06/2031	EUR	2,375	2,669
Reg. S, 3.25%, 09/16/2033	EUR	6,300	7,007
Sodexo SA, (France),
Reg. S, 1.00%, 07/17/2028	EUR	500	521
Reg. S, 1.00%, 04/27/2029	EUR	1,000	1,026
Reg. S, 2.50%, 06/24/2026	EUR	500	554

			14,798

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	184
Lennar Corp., 5.00%, 06/15/2027		10	10
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
NVR, Inc., 3.00%, 05/15/2030		152	141
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	36
Toll Brothers Finance Corp., 3.80%, 11/01/2029		100	97

			499

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,090
Reg. S, 2.88%, 05/20/2027	EUR	500	558

			1,648

Lodging — 0.2%
Accor SA, (France),
Reg. S, 1.75%, 02/04/2026	EUR	6,900	7,551
Reg. S, 2.38%, 11/29/2028	EUR	3,500	3,775
Reg. S, 3.88%, 03/11/2031	EUR	300	340
Choice Hotels International, Inc., 5.85%, 08/01/2034		40	41
Hyatt Hotels Corp., 4.38%, 09/15/2028		10	10
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	7,725	8,993
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 2.13%, 08/24/2026	GBP	600	761
Reg. S, 2.13%, 05/15/2027	EUR	3,000	3,274
Reg. S, 3.38%, 10/08/2028	GBP	450	568
Las Vegas Sands Corp.,
5.90%, 06/01/2027		15	15
6.00%, 08/15/2029		115	119
6.20%, 08/15/2034		35	37
Marriott International, Inc.,
4.88%, 05/15/2029		30	30
5.00%, 10/15/2027		775	791
5.30%, 05/15/2034		80	82
5.35%, 03/15/2035		830	851
5.45%, 09/15/2026		87	89
Series HH, 2.85%, 04/15/2031		624	561
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,244

			29,132

Retail — 0.2%
Alimentation Couche-Tard, Inc., (Canada),
Reg. S, 4.01%, 02/12/2036	EUR	1,100	1,226
5.27%, 02/12/2034 (e)		560	570
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,293
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,188
4.75%, 02/01/2033		850	850
5.20%, 08/01/2033		25	26
6.25%, 11/01/2028		30	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Darden Restaurants, Inc.,
4.35%, 10/15/2027 (w)		20	20
4.55%, 10/15/2029 (w)		55	55
6.30%, 10/10/2033		20	22
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052		105	80
Genuine Parts Co., 4.95%, 08/15/2029		910	925
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	25	33
Home Depot, Inc. (The),
4.20%, 04/01/2043		818	746
4.95%, 06/25/2034		155	161
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,617
Reg. S, 1.75%, 05/03/2028	EUR	1,000	1,074
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,089
Reg. S, 2.38%, 05/31/2029	EUR	200	217
3.63%, 09/01/2049		58	46
4.60%, 05/26/2045		20	19
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Pandora A/S, (Denmark),
Reg. S, 3.88%, 05/31/2030	EUR	3,950	4,481
Reg. S, 4.50%, 04/10/2028	EUR	6,225	7,237
Roadster Finance DAC, (Ireland), Reg. S, 2.38%, 12/08/2027	EUR	500	525
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,835
4.50%, 09/09/2052		15	15
4.50%, 04/15/2053		19	18

			27,416

Total Consumer Cyclical			218,960

Consumer Non-cyclical — 3.8%
Agriculture — 0.7%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	12,900	13,960
3.40%, 02/04/2041		75	58
3.70%, 02/04/2051		110	81
3.88%, 09/16/2046		95	74
4.00%, 02/04/2061		60	46
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6
6.20%, 11/01/2028		75	80
6.20%, 02/14/2059		8	9
BAT Capital Corp.,
2.26%, 03/25/2028		10	9
3.56%, 08/15/2027		646	633
4.54%, 08/15/2047		4	3
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	69
6.00%, 02/20/2034		15	16

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
7.08%, 08/02/2043		10	12
7.08%, 08/02/2053		15	17
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	670
Reg. S, 2.25%, 06/26/2028	GBP	860	1,045
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,625
Reg. S, 2.25%, 09/09/2052	GBP	1,500	951
Reg. S, 3.13%, 03/06/2029	EUR	559	620
Reg. S, 4.13%, 04/12/2032	EUR	5,950	6,703
4.45%, 03/16/2028		20	20
5.93%, 02/02/2029		1,825	1,926
Reg. S, 6.00%, 11/24/2034	GBP	600	825
British American Tobacco plc, (United Kingdom), Series 5.25, Reg. S, (EUR Swap Rate 5 Year + 3.37%), 3.00%, 09/27/2026 (x) (aa)	EUR	2,000	2,171
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	641
2.13%, 04/23/2030 (e)		1,500	1,354
Imperial Brands Finance Netherlands BV, (Netherlands), Reg. S, 5.25%, 02/15/2031	EUR	9,300	11,102
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	1,161	1,298
Reg. S, 5.50%, 09/28/2026	GBP	4,000	5,400
5.50%, 02/01/2030 (e)		2,000	2,064
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	4,700	4,730
Reg. S, 2.75%, 09/28/2033	GBP	4,475	5,030
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	1,254	1,334
Reg. S, 3.63%, 04/11/2034	EUR	5,000	5,582
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	1,060
1.75%, 11/01/2030		70	60
1.88%, 11/06/2037	EUR	2,300	2,015
3.13%, 06/03/2033	EUR	1,000	1,084
3.75%, 01/15/2031	EUR	6,850	7,835
3.88%, 08/21/2042		23	19
4.25%, 11/10/2044		165	146
4.88%, 11/15/2043		15	15
5.13%, 02/13/2031		635	659
5.25%, 02/13/2034		100	104
6.38%, 05/16/2038		105	120
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	583
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,082
Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,103

			88,059

Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036 (jj)		1,700	1,705
4.90%, 02/01/2046		1,655	1,628
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	10
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	5

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,631
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	297
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,780
0.50%, 03/09/2033	EUR	700	639
1.25%, 03/08/2031	EUR	1,000	1,016
2.75%, 06/01/2060		175	115
3.00%, 03/05/2051		230	169
3.45%, 03/25/2030		70	68
5.40%, 05/13/2064		450	481
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,031
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,194
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	3,293	3,359
Constellation Brands, Inc.,
2.25%, 08/01/2031		10	9
4.35%, 05/09/2027		35	35
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,111
Reg. S, 2.50%, 03/27/2032	EUR	600	647
Reg. S, 2.75%, 06/08/2038	GBP	625	657
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,750	1,611
0.75%, 10/14/2033	EUR	2,950	2,715
1.13%, 03/18/2031	EUR	1,000	1,005
4.20%, 07/18/2052		45	40
4.65%, 02/15/2053		3	3

			31,961

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		10	10
4.05%, 08/18/2029		39	39
4.40%, 05/01/2045		35	31
5.15%, 03/02/2028		10	10
5.25%, 03/02/2033		1,505	1,565
5.60%, 03/02/2043		615	646
5.65%, 03/02/2053		450	473
Gilead Sciences, Inc.,
3.65%, 03/01/2026		65	64
4.00%, 09/01/2036		315	296
4.80%, 04/01/2044		265	256
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	8,200	8,559
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		155	102
Royalty Pharma plc, (United Kingdom),
2.15%, 09/02/2031		60	51
3.30%, 09/02/2040		65	50

			12,152

Commercial Services — 1.2%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	136
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,684

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	4,278
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	1,068
Reg. S, 1.63%, 02/08/2028	EUR	500	532
Automatic Data Processing, Inc., 1.25%, 09/01/2030		10	9
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	4,213
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	7,424
Reg. S, 2.25%, 01/25/2032	EUR	7,000	7,028
Ayvens SA, (France),
Reg. S, 1.25%, 03/02/2026	EUR	3,000	3,258
Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,247
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	22,627	23,889
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,448
Reg. S, 0.89%, 12/10/2025		200	192
Cintas Corp. No. 2, 4.00%, 05/01/2032		30	29
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	689
Edenred SE, (France), Reg. S, 1.88%, 03/06/2026	EUR	500	549
Elis SA, (France), Reg. S, 3.75%, 03/21/2030	EUR	2,000	2,245
Equifax, Inc.,
3.10%, 05/15/2030		1,800	1,684
5.10%, 12/15/2027		90	92
ERAC USA Finance LLC,
3.85%, 11/15/2024 (e)		160	160
4.50%, 02/15/2045 (e)		400	368
4.60%, 05/01/2028 (e)		1,100	1,114
4.90%, 05/01/2033 (e)		865	881
7.00%, 10/15/2037 (e)		800	953
Experian Finance plc, (United Kingdom),
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,857
Reg. S, 3.25%, 04/07/2032	GBP	425	518
Reg. S, 3.38%, 10/10/2034	EUR	7,000	7,834
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,432
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	303
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,759
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	398
Leasys SpA, (Italy), Reg. S, 4.50%, 07/26/2026	EUR	1,000	1,141
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,096
Reg. S, 3.50%, 06/30/2027	EUR	500	563
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	522
4.68%, 07/01/2114		550	523
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,220
Motability Operations Group plc, (United Kingdom), Reg. S, 5.75%, 06/17/2051	GBP	2,425	3,332
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	7
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,637

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Quanta Services, Inc.,
2.35%, 01/15/2032		60	52
2.90%, 10/01/2030		45	41
3.05%, 10/01/2041		30	23
RELX Capital, Inc., 4.75%, 05/20/2032		610	616
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	517
Reg. S, 0.88%, 03/10/2032	EUR	9,000	8,615
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,090
Reg. S, 3.75%, 06/12/2031	EUR	7,000	8,110
Rentokil Initial plc, (United Kingdom), Reg. S, 5.00%, 06/27/2032	GBP	4,000	5,245
S&P Global, Inc.,
2.30%, 08/15/2060		41	23
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	37
Securitas Treasury Ireland DAC, (Ireland), Reg. S, 3.88%, 02/23/2030	EUR	6,525	7,445
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,602
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	7,000	7,266
Reg. S, 3.00%, 04/08/2030	EUR	100	110
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,700
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,200
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	1,052
University of Southern California, 4.98%, 10/01/2053		656	677
Verisk Analytics, Inc.,
5.25%, 06/05/2034		80	83
5.50%, 06/15/2045		28	28
5.75%, 04/01/2033		17	18
Washington University (The),
4.35%, 04/15/2122		255	219
Series 2022, 3.52%, 04/15/2054		900	723
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	764
Reg. S, 2.52%, 02/07/2118	GBP	200	139
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,389
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,534
Reg. S, 0.75%, 07/03/2030	EUR	4,475	4,413
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,730
Reg. S, 3.75%, 04/03/2031	EUR	5,000	5,784

			161,591

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	17
Essity AB, (Sweden), Reg. S, 0.25%, 02/08/2031	EUR	4,340	4,099
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,742
1.88%, 10/30/2038	EUR	325	313
3.25%, 08/02/2031	EUR	3,700	4,233
4.55%, 01/29/2034		1,200	1,238
4.88%, 05/11/2027	EUR	425	500

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — continued
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	197
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 02/12/2027	EUR	825	890
Reg. S, 1.13%, 04/29/2028	EUR	1,000	1,064
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,520
Reg. S, 1.75%, 03/25/2030	EUR	6,000	6,373
Reg. S, 3.50%, 02/23/2035	EUR	2,850	3,296

			26,482

Food — 0.3%
Campbell Soup Co., 4.75%, 03/23/2035 (w)		1,190	1,185
Conagra Brands, Inc., 5.30%, 11/01/2038		95	95
General Mills, Inc.,
0.13%, 11/15/2025	EUR	1,000	1,077
0.45%, 01/15/2026	EUR	3,000	3,226
3.65%, 10/23/2030	EUR	2,300	2,622
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	498
5.75%, 04/01/2033		741	768
Kellanova, 0.50%, 05/20/2029	EUR	1,500	1,508
Kraft Heinz Foods Co., Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,091
Kroger Co. (The),
3.95%, 01/15/2050		5	4
4.70%, 08/15/2026		665	670
5.50%, 09/15/2054		30	30
5.65%, 09/15/2064		20	20
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	854
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	982
Reg. S, 0.38%, 09/22/2029	EUR	200	197
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	1,019
0.75%, 03/17/2033	EUR	500	455
1.50%, 02/04/2031		1,000	844
Nestle Capital Corp., 5.10%, 03/12/2054 (e)		610	635
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,601
Reg. S, 0.38%, 05/12/2032	EUR	936	877
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,228
Reg. S, 3.00%, 03/15/2028	EUR	15	17
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	31
6.25%, 07/01/2033		115	122
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	6,434
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,619
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,556
Reg. S, 2.75%, 04/27/2030	GBP	825	990
Reg. S, 5.50%, 02/27/2035	GBP	2,000	2,683
Tyson Foods, Inc., 5.70%, 03/15/2034		440	463

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,486

			36,891

Healthcare - Products — 0.3%
Abbott Laboratories, 4.90%, 11/30/2046		25	26
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	34
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	219
American Medical Systems Europe BV, (Netherlands),
3.38%, 03/08/2029	EUR	1,500	1,698
3.50%, 03/08/2032	EUR	2,900	3,287
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	825	895
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	834
6.50%, 11/15/2035		15	17
DH Europe Finance II Sarl, (Luxembourg), 0.20%, 03/18/2026	EUR	3,775	4,049
Edwards Lifesciences Corp., 4.30%, 06/15/2028		45	45
EssilorLuxottica SA, (France), Reg. S, 0.38%, 01/05/2026	EUR	600	649
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		50	51
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	4,289
1.63%, 10/15/2050	EUR	900	656
1.75%, 07/02/2049	EUR	900	679
3.00%, 10/15/2028	EUR	3,400	3,821
3.38%, 10/15/2034	EUR	4,200	4,753
Medtronic, Inc., 4.15%, 10/15/2053	EUR	270	311
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,777
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,256
3.38%, 12/11/2028	EUR	2,200	2,494
3.63%, 09/11/2036	EUR	4,525	5,049
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	941
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	695
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,270
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	1,056
2.43%, 12/13/2026	EUR	500	552
2.60%, 11/24/2031		16	14

			41,417

Healthcare - Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	27
Aetna, Inc., 3.50%, 11/15/2024		58	58
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	514
Ascension Health, 3.95%, 11/15/2046		40	35
Centene Corp., 2.45%, 07/15/2028		95	87
Cigna Group (The),
2.40%, 03/15/2030		66	60
4.90%, 12/15/2048		800	753
5.60%, 02/15/2054		40	41
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	940
CommonSpirit Health, 3.91%, 10/01/2050		50	40

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Elevance Health, Inc., 5.65%, 06/15/2054		2,050	2,160
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	991
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,488
4.13%, 06/15/2029		105	103
4.63%, 03/15/2052		85	74
5.13%, 06/15/2039		355	349
5.45%, 04/01/2031		110	114
5.45%, 09/15/2034		20	21
5.60%, 04/01/2034		20	21
5.95%, 09/15/2054		40	42
6.00%, 04/01/2054		35	37
6.10%, 04/01/2064		40	42
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/2030 (e)		1,400	1,244
5.20%, 06/15/2029 (e)		405	417
5.88%, 06/15/2054 (e)		265	280
Humana, Inc., 5.88%, 03/01/2033		50	53
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		825	867
IQVIA, Inc., 6.25%, 02/01/2029		1,067	1,135
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,077
Series 2021, 3.00%, 06/01/2051		50	36
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		860	849
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	3,030
Mayo Clinic,
3.77%, 11/15/2043		30	26
Series 2021, 3.20%, 11/15/2061		440	316
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	13
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,019
MultiCare Health System, 2.80%, 08/15/2050		1,000	635
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,123
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	779
4.02%, 08/01/2045		20	18
OhioHealth Corp.,
2.30%, 11/15/2031		830	718
2.83%, 11/15/2041		370	284
Series 2020, 3.04%, 11/15/2050		535	403
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	674
Series 2020, 3.22%, 11/15/2050		745	526
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	397
Series 2042, 2.72%, 01/01/2042		450	336
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	32
Roche Holdings, Inc.,
4.99%, 03/08/2034 (e)		1,950	2,031
5.59%, 11/13/2033 (e) (jj)		1,650	1,788
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,663

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Texas Health Resources, 2.33%, 11/15/2050		750	467
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	172
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	142
3.70%, 08/15/2049		1,100	884
5.20%, 04/15/2063		1,200	1,199
5.75%, 07/15/2064		925	997
6.05%, 02/15/2063		20	23
Universal Health Services, Inc.,
2.65%, 10/15/2030		153	136
2.65%, 01/15/2032		37	32
5.05%, 10/15/2034		100	98

			34,916

Household Products/Wares — 0.0% (g)
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	943
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	18
3.10%, 03/26/2030		8	8
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,342
Reg. S, 3.88%, 09/14/2033	EUR	1,700	1,954

			5,265

Pharmaceuticals — 0.5%
AbbVie, Inc.,
3.20%, 11/21/2029 (jj)		4,960	4,740
4.05%, 11/21/2039		25	23
4.40%, 11/06/2042		5	5
4.50%, 05/14/2035		255	254
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	11
5.50%, 03/15/2064		210	224
Astrazeneca Finance LLC, 1.75%, 05/28/2028		50	46
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,506
Reg. S, 1.25%, 05/12/2028	EUR	1,000	1,065
2.13%, 08/06/2050		3	2
4.38%, 11/16/2045		8	7
Bayer AG, (Germany), Reg. S, 1.13%, 01/06/2030	EUR	1,000	993
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	630
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	963
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	13
4.50%, 11/15/2044		5	5
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	58
3.25%, 03/01/2025		8	8
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
CVS Health Corp., 5.05%, 03/25/2048		1,200	1,094
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,372
1.13%, 09/14/2051	EUR	2,717	1,862
1.38%, 09/14/2061	EUR	1,620	1,024
1.63%, 06/02/2026	EUR	1,500	1,642
2.13%, 06/03/2030	EUR	3,500	3,792
4.60%, 08/14/2034		522	529
4.70%, 02/09/2034		510	521
4.88%, 02/27/2053		270	270
4.95%, 02/27/2063		100	100
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	900
Reg. S, 5.25%, 04/10/2042	GBP	150	202
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,060
2.45%, 09/01/2060		30	19
5.25%, 06/01/2054		1,255	1,358
McKesson Corp.,
0.90%, 12/03/2025		10	10
1.50%, 11/17/2025	EUR	1,000	1,095
1.63%, 10/30/2026	EUR	2,000	2,178
3.13%, 02/17/2029	GBP	1,925	2,426
Merck & Co., Inc.,
1.38%, 11/02/2036	EUR	1,000	915
1.88%, 10/15/2026	EUR	1,900	2,085
2.35%, 06/24/2040		10	7
2.50%, 10/15/2034	EUR	500	531
2.90%, 12/10/2061		55	36
3.70%, 02/10/2045		10	9
3.90%, 03/07/2039		150	137
4.30%, 05/17/2030		20	20
4.90%, 05/17/2044		285	286
5.00%, 05/17/2053		10	10
5.15%, 05/17/2063		215	220
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.54%), 3.88%, 08/27/2054 (aa)	EUR	2,700	3,006
MSD Netherlands Capital BV, (Netherlands), 3.75%, 05/30/2054	EUR	400	442
Novartis Capital Corp., 2.75%, 08/14/2050		45	32
Novartis Finance SA, (Luxembourg),
Reg. S, 0.63%, 09/20/2028	EUR	1,000	1,042
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,072
Reg. S, 1.38%, 08/14/2030	EUR	1,000	1,038
Reg. S, 1.70%, 08/14/2038	EUR	1,000	949
Novo Nordisk Finance Netherlands BV, (Denmark), Reg. S, 3.38%, 05/21/2034	EUR	6,475	7,399
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,071
Reg. S, 1.38%, 03/31/2030	EUR	1,000	1,040
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	6
Sanofi SA, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	777
Upjohn Finance BV, (Netherlands), Reg. S, 1.36%, 06/23/2027	EUR	1,000	1,066

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,713
4.00%, 06/22/2050		30	21
Zoetis, Inc., 4.70%, 02/01/2043		28	27

			57,033

Total Consumer Non-cyclical			495,767

Energy — 0.9%
Energy - Alternate Sources — 0.0% (g)
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	5,167
Reg. S, 0.88%, 09/15/2031	EUR	200	184

			5,351

Oil & Gas — 0.6%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,679
5.13%, 10/01/2034 (e) (w)		195	193
5.60%, 06/13/2028 (e)		795	823
6.00%, 06/13/2033 (e)		715	749
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,770
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	1,054
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,577
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,418
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (x) (aa)	GBP	4,900	6,338
Canadian Natural Resources Ltd., (Canada),
3.85%, 06/01/2027		9	9
4.95%, 06/01/2047		20	18
6.25%, 03/15/2038		10	11
6.50%, 02/15/2037		60	65
Cepsa Finance SA, (Spain),
Reg. S, 2.25%, 02/13/2026	EUR	100	110
Reg. S, 4.13%, 04/11/2031	EUR	400	445
Chevron USA, Inc., 2.34%, 08/12/2050		24	15
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.55%, 03/15/2054		10	10
5.70%, 09/15/2063		535	570
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Devon Energy Corp., 5.88%, 06/15/2028		217	219
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,187
5.15%, 01/30/2030		30	31
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		660	665
6.25%, 03/15/2033		300	323
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	492
Reg. S, 1.00%, 10/11/2034	EUR	400	352
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,092

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,929
Reg. S, 1.63%, 05/17/2028	EUR	1,000	1,071
Reg. S, 2.00%, 05/18/2031	EUR	500	519
EOG Resources, Inc., 4.38%, 04/15/2030		10	10
EQT Corp.,
5.70%, 04/01/2028		15	16
7.00%, 02/01/2030		3	3
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	820
1.75%, 01/22/2026		200	194
2.38%, 05/22/2030		30	27
3.25%, 11/18/2049		30	23
3.63%, 04/06/2040		1,800	1,549
3.70%, 04/06/2050		15	12
Reg. S, 6.88%, 03/11/2031	GBP	150	226
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	987
1.41%, 06/26/2039	EUR	1,205	1,010
3.45%, 04/15/2051		54	42
Helmerich & Payne, Inc., 2.90%, 09/29/2031		240	206
Hess Corp.,
5.60%, 02/15/2041		10	11
5.80%, 04/01/2047		6	6
Marathon Oil Corp.,
5.30%, 04/01/2029		60	62
5.70%, 04/01/2034		80	86
Marathon Petroleum Corp., 4.50%, 04/01/2048		15	13
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	4,300	4,492
Occidental Petroleum Corp.,
5.20%, 08/01/2029		400	407
5.55%, 10/01/2034		545	554
6.13%, 01/01/2031		60	63
6.63%, 09/01/2030		55	59
8.88%, 07/15/2030		70	83
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,339
Ovintiv, Inc.,
5.65%, 05/15/2025		735	738
5.65%, 05/15/2028		715	737
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	920
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		460	507
Shell International Finance BV, (Netherlands),
Reg. S, 0.75%, 08/15/2028	EUR	3,000	3,105
Reg. S, 1.63%, 01/20/2027	EUR	3,900	4,241
Reg. S, 1.88%, 04/07/2032	EUR	1,000	1,022
6.38%, 12/15/2038		15	17
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	976
Reg. S, 1.38%, 10/04/2029	EUR	2,000	2,091
Reg. S, 1.49%, 09/04/2030	EUR	1,000	1,029
Reg. S, 1.54%, 05/31/2039	EUR	1,000	874
TotalEnergies Capital SA, (France), 5.15%, 04/05/2034		1,150	1,195

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	2,132
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	493
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,866
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	1,038
Valero Energy Corp., 6.63%, 06/15/2037		65	73
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,606
Reg. S, 5.50%, 05/04/2029	EUR	4,175	5,006

			71,756

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,554
Reg. S, 0.50%, 10/15/2031	EUR	500	466
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	543

			2,563

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy, Inc., 5.65%, 04/15/2034 (e)		110	114
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,240
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	196
6.04%, 11/15/2033 (e)		280	298
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	4
5.13%, 05/15/2029		1,500	1,538
5.38%, 07/15/2025		4	4
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)		50	53
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)		10	10
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,778
5.25%, 04/15/2029		135	139
5.40%, 10/01/2047		95	90
5.55%, 02/15/2028		1,210	1,251
6.05%, 12/01/2026		1,710	1,770
6.40%, 12/01/2030		620	676
6.55%, 12/01/2033		246	272
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,486
EnLink Midstream Partners LP, 5.05%, 04/01/2045		35	31
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	34
5.10%, 02/15/2045 (jj)		1,700	1,673
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	573
5.55%, 02/16/2055		558	576
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	69
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	222
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	757

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	38
2.25%, 03/16/2027	EUR	1,500	1,638
4.80%, 02/01/2033		100	99
5.00%, 02/01/2029		30	31
5.95%, 08/01/2054		45	47
MPLX LP,
2.65%, 08/15/2030		1,585	1,425
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		130	120
4.70%, 04/15/2048		1,272	1,108
4.90%, 04/15/2058		20	18
4.95%, 03/14/2052		865	775
5.00%, 03/01/2033		1,470	1,470
5.50%, 06/01/2034		40	41
5.50%, 02/15/2049		60	58
ONEOK Partners LP, 6.65%, 10/01/2036		50	56
ONEOK, Inc.,
2.20%, 09/15/2025		1,010	987
3.40%, 09/01/2029		220	209
3.95%, 03/01/2050		15	12
4.45%, 09/01/2049		2,562	2,135
5.00%, 03/01/2026		400	402
5.20%, 07/15/2048		14	13
5.65%, 11/01/2028		325	340
5.85%, 01/15/2026		25	25
6.05%, 09/01/2033		1,100	1,174
6.10%, 11/15/2032		31	33
6.35%, 01/15/2031		40	43
7.15%, 01/15/2051		7	8
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		90	86
South Bow USA Infrastructure Holdings LLC,
4.91%, 09/01/2027 (e)		10	10
5.03%, 10/01/2029 (e)		10	10
5.58%, 10/01/2034 (e)		70	71
Targa Resources Corp.,
4.20%, 02/01/2033		100	94
4.95%, 04/15/2052		115	103
5.20%, 07/01/2027		965	987
5.50%, 02/15/2035		985	1,014
6.13%, 03/15/2033		285	306
6.15%, 03/01/2029		75	80
6.50%, 02/15/2053		300	333
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.88%, 02/01/2031		75	74
5.00%, 01/15/2028		69	69
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	75
7.85%, 02/01/2026		48	49
Western Midstream Operating LP,
4.05%, 02/01/2030		660	636

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
4.50%, 03/01/2028		1,200	1,190
4.65%, 07/01/2026		480	480
6.15%, 04/01/2033		20	21
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,795
5.15%, 03/15/2034		2,015	2,035
5.30%, 08/15/2028		2,350	2,425
5.30%, 08/15/2052		30	29
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	413

			43,605

Total Energy			123,275

Financial — 10.8%
Banks — 7.3%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	72
Reg. S, 1.25%, 01/10/2033	EUR	100	99
Reg. S, 1.38%, 01/12/2037	EUR	100	94
Reg. S, 1.45%, 04/12/2038	EUR	100	92
Reg. S, 4.38%, 10/20/2028	EUR	3,500	4,084
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.45%), 5.50%, 09/21/2033 (aa)	EUR	1,100	1,298
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		1,100	1,139
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,138
Achmea Bank NV, (Netherlands), Reg. S, 0.50%, 02/20/2026	EUR	100	108
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,092
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	167
Reg. S, 4.63%, 02/06/2027	EUR	200	231
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,197
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	114
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	105
Reg. S, 0.38%, 07/14/2025	EUR	2,950	3,207
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	114
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,006
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,003
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	3,116
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	1,500	1,750
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,759
Reg. S, 3.50%, 04/23/2029	EUR	100	115
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	6,700	7,170
Reg. S, 0.38%, 11/15/2026	EUR	1,000	1,061
Reg. S, 0.50%, 01/14/2027	EUR	1,000	1,058
Reg. S, 1.00%, 06/21/2026	EUR	1,000	1,080
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,732

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.50%, 02/10/2027	EUR	500	564
Reg. S, 3.50%, 03/26/2031	EUR	900	1,027
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,841
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	114
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	3,149
Reg. S, 1.75%, 05/30/2029	EUR	100	107
Reg. S, 3.25%, 06/05/2034	EUR	100	115
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	1,962
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	183
Reg. S, 0.20%, 02/11/2028	EUR	5,900	6,011
Reg. S, 1.13%, 10/25/2028	EUR	100	105
Reg. S, 1.63%, 10/22/2030	EUR	800	799
Reg. S, 2.38%, 09/08/2027	EUR	100	111
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,352
5.29%, 08/18/2027		200	204
5.44%, 07/15/2031		4,200	4,388
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,183
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	11,159
Banco Santander Totta SA, (Portugal),
Reg. S, 1.25%, 09/26/2027	EUR	100	107
Reg. S, 3.38%, 04/19/2028	EUR	1,800	2,051
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	2,340	2,528
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,397
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,423	1,358
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,200
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,384
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	865
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,986
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,282
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,720	1,291
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,916
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		5	5
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	125
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	340
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,884
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	648
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	122
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		120	118
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		10	9
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	9
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		150	150
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,012	1,030

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	31
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,016	1,054
Reg. S, 7.00%, 07/31/2028	GBP	650	938
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,164
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	71
Bank of Montreal, (Canada),
Reg. S, 0.13%, 01/26/2027	EUR	1,800	1,897
Reg. S, 1.00%, 04/05/2026	EUR	100	109
3.70%, 06/07/2025		40	40
5.30%, 06/05/2026		10	10
5.72%, 09/25/2028		30	31
5.92%, 09/25/2025		20	20
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		13	13
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		16	16
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	10
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	10
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	111
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,330
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	1,900	1,998
Reg. S, 0.38%, 03/26/2030	EUR	100	98
1.05%, 03/02/2026		20	19
3.45%, 04/11/2025		45	45
Bank of Queensland Ltd., (Australia), Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,298
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	3,227
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	1,900	1,981
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 05/11/2026	EUR	1,000	1,064
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,007
Reg. S, 0.75%, 06/08/2026	EUR	1,000	1,076
Reg. S, 0.75%, 01/17/2030	EUR	1,000	981
Reg. S, 1.13%, 11/19/2031	EUR	600	555
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,071
Reg. S, 1.25%, 06/03/2030	EUR	1,000	990
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,166
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,305
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,037
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,625
Reg. S, 2.63%, 11/06/2029	EUR	500	540
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,813
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,440
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	3,400	3,798
4.94%, 01/26/2026 (e)		2,000	2,015
Reg. S, 5.00%, 10/22/2029	GBP	6,600	8,887
5.90%, 07/13/2026 (e)		2,800	2,877

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	122
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	2,124
Reg. S, 3.00%, 05/08/2026	GBP	100	130
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,544
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	1,078
(United States SOFR + 1.49%), 5.67%, 03/12/2028 (aa)		1,320	1,356
(United States SOFR + 2.42%), 6.04%, 03/12/2055 (aa)		210	229
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,160
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.25%, 01/25/2027	CHF	900	1,049
Reg. S, 0.38%, 05/13/2030	CHF	100	115
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	104
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	94
Reg. S, 2.00%, 08/25/2032	EUR	100	105
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	47
Reg. S, 0.13%, 02/10/2028	EUR	100	101
Reg. S, 0.13%, 11/02/2029	EUR	50	50
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	102
Reg. S, 2.13%, 09/01/2031	EUR	50	54
Reg. S, 3.75%, 02/07/2029	EUR	200	230
Reg. S, 4.25%, 06/21/2027	EUR	400	461
Belfius Bank SA, (Belgium),
Reg. S, 0.00%, 08/28/2026	EUR	200	211
Reg. S, 0.13%, 09/14/2026	EUR	100	106
Reg. S, 0.13%, 02/08/2028	EUR	600	611
Reg. S, 3.25%, 10/18/2027	EUR	100	114
Reg. S, 4.13%, 09/12/2029	EUR	100	117
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	578
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	100	106
Reg. S, 0.01%, 07/07/2028	EUR	100	102
Reg. S, 1.75%, 05/10/2032	EUR	50	53
Reg. S, 3.00%, 01/10/2033	EUR	50	57
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	1,047
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,455
Reg. S, 0.63%, 12/03/2032	EUR	1,400	1,257
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	2,500	2,477
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	997
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,080
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,574
Reg. S, 1.38%, 05/28/2029	EUR	200	205
Reg. S, 1.50%, 05/23/2028	EUR	500	528
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,599

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,191
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,438
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,520
Reg. S, 2.25%, 01/11/2027	EUR	500	547
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	2,700	2,915
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,458
Reg. S, 3.38%, 01/23/2026	GBP	600	786
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 4.13%, 09/26/2032 (aa)	EUR	2,600	3,066
(United States SOFR + 1.52%), 5.18%, 01/09/2030 (e) (aa)		925	949
Reg. S, 5.75%, 06/13/2032	GBP	1,500	2,071
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,671
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,779
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,553
Reg. S, 1.00%, 10/05/2028	EUR	500	519
Reg. S, 3.50%, 01/25/2028	EUR	10,000	11,346
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,034
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,449
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (e) (aa)		1,395	1,459
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		1,700	1,725
(United States SOFR + 2.27%), 6.71%, 10/19/2029 (e) (aa)		475	507
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (EUR Swap Rate 1 Year + 0.70%), 0.38%, 09/21/2027 (aa)	EUR	500	528
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	120
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,531
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,210
Reg. S, 1.00%, 09/25/2025	EUR	100	110
Reg. S, 1.25%, 01/11/2027	EUR	200	216
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	537
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,498
Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 3.63%, 09/19/2032 (aa)	EUR	10,300	11,542
Reg. S, 3.75%, 09/07/2029	EUR	500	579
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		1,750	1,820
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,048
Reg. S, 3.00%, 04/26/2027	EUR	100	112
Cajamar Caja Rural SCC, (Spain), Reg. S, 3.38%, 07/25/2029	EUR	3,500	3,993
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	4,000	3,959
5.26%, 04/08/2029		10	11
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	106
Reg. S, 0.60%, 10/25/2041	EUR	100	75
Reg. S, 0.75%, 05/29/2026	EUR	100	108
Reg. S, 2.38%, 03/15/2030	EUR	100	110
Reg. S, 3.13%, 04/24/2027	EUR	100	113
Reg. S, 3.38%, 09/16/2031	EUR	100	116

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.88%, 04/25/2055	EUR	20	25
Citibank NA, 4.93%, 08/06/2026		2,550	2,588
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	2,951
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,275	1,118
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,621	3,253
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		445	397
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		135	134
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	18
4.40%, 06/10/2025		3,500	3,487
(United States SOFR + 3.91%), 4.41%, 03/31/2031 (aa)		98	97
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,524
5.30%, 05/06/2044		5	5
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.45%), 5.45%, 06/11/2035 (aa)		900	938
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		1,940	2,024
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		40	43
Citizens Financial Group, Inc., (United States SOFR + 1.91%), 5.72%, 07/23/2032 (aa)		30	31
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,541
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,082
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	729
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	97
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,631
Reg. S, 1.13%, 06/22/2026	EUR	1,100	1,191
Reg. S, 2.63%, 09/03/2029	EUR	25	28
Reg. S, 2.88%, 04/28/2026	EUR	100	112
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	3,100	3,449
Reg. S, 3.13%, 04/20/2029	EUR	100	114
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 4.63%, 01/17/2031 (aa)	EUR	2,300	2,698
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	105
Reg. S, 1.13%, 01/18/2028	EUR	1,000	1,063
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	2,032
Reg. S, 3.25%, 10/24/2025	EUR	100	112
Reg. S, 3.77%, 08/31/2027	EUR	100	115
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.35%), 4.27%, 06/04/2034 (aa)	EUR	5,300	6,049
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	69
Reg. S, 0.13%, 12/01/2031	EUR	100	94
Reg. S, 0.75%, 03/02/2032	EUR	100	97
Reg. S, 0.88%, 02/08/2028	EUR	200	212
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	741
Reg. S, 0.88%, 02/01/2029	EUR	100	104
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.38%, 02/03/2027	EUR	25	27
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,369
4.38%, 08/04/2025		250	249
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,585
Reg. S, 5.25%, 05/23/2041	GBP	50	69
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	89
Reg. S, 3.50%, 01/15/2030	EUR	100	115
Reg. S, 3.50%, 03/11/2036	EUR	100	116
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,069
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,582
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,154
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	744
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,090
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,095
Reg. S, 3.50%, 09/26/2034	EUR	3,800	4,209
Reg. S, 3.75%, 01/22/2034	EUR	3,300	3,806
Reg. S, 4.00%, 01/18/2033	EUR	2,500	2,944
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	4,066
(United States SOFR + 1.86%), 6.32%, 10/03/2029 (e) (aa)		1,000	1,063
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	4,300	6,088
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	558
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,387
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,245
Credito Emiliano SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	2,136
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	3,900	4,646
Crelan SA, (Belgium),
Reg. S, 5.75%, 01/26/2028	EUR	900	1,079
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 2.85%), 6.00%, 02/28/2030 (aa)	EUR	2,000	2,442
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	1,100	1,125
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	1,075
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	1,087
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	6,291
Reg. S, 3.13%, 06/06/2031	EUR	100	115
(CMT Index 5 Year + 1.10%), 4.61%, 10/02/2030 (e) (w) (aa)		1,010	1,008
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,117
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,503
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,175	1,179
Danske Hypotek AB, (Sweden),
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	194
Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	206
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	106

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
de Volksbank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,523
Reg. S, 1.00%, 03/08/2028	EUR	100	106
Reg. S, (EUR Swap Rate 5 Year + 2.10%), 1.75%, 10/22/2030 (aa)	EUR	200	218
Reg. S, 4.63%, 11/23/2027	EUR	300	346
Reg. S, 4.88%, 03/07/2030	EUR	300	357
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	100
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	74
Reg. S, (ICE LIBOR EUR 3 Month + 2.05%), 1.75%, 11/19/2030 (aa)	EUR	2,500	2,542
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	3,126
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,856
Reg. S, 2.25%, 09/20/2027	EUR	100	111
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	190
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	191
Reg. S, 3.13%, 10/19/2026	EUR	100	113
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		2,160	1,937
Reg. S, (ICE LIBOR EUR 3 Month + 2.95%), 5.00%, 09/05/2030 (aa)	EUR	600	709
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,539
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	2,500	2,847
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	52
Reg. S, 2.88%, 03/21/2036	EUR	50	56
Reg. S, 3.00%, 07/02/2030	EUR	100	114
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	105
Reg. S, 1.00%, 04/13/2026	EUR	100	108
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	3,425	3,945
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	5,102
Reg. S, 0.01%, 01/21/2031	EUR	100	95
Reg. S, 2.88%, 03/12/2029	EUR	100	113
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	102
Reg. S, 0.01%, 10/27/2028	EUR	25	25
Reg. S, 0.38%, 03/31/2026	EUR	100	108
Reg. S, 0.88%, 04/17/2034	EUR	100	94
Reg. S, 3.00%, 10/29/2027	EUR	50	57
Reg. S, 3.00%, 11/30/2032	EUR	100	114
Eika Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/12/2027	EUR	100	105
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	114
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	98
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	1,026
Reg. S, 0.13%, 05/17/2028	EUR	1,000	1,024
Reg. S, 0.50%, 01/12/2037	EUR	100	83
Reg. S, 0.88%, 05/22/2026	EUR	1,000	1,077
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	4,614

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,093
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	1,073
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,750
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	2,200	2,579
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	2,135
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	107
Fifth Third Bancorp,
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	122
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,503
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,066
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,025
Reg. S, 0.88%, 05/09/2029	EUR	1,000	1,010
Reg. S, 1.00%, 03/18/2033	EUR	1,000	931
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,585	1,511
2.60%, 02/07/2030		1,895	1,738
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,398
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		80	70
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		25	19
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,883
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,558
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		185	168
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,656
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		43	43
(United States SOFR + 1.21%), 5.05%, 07/23/2030 (aa)		135	138
(United States SOFR + 1.55%), 5.33%, 07/23/2035 (aa)		3,480	3,601
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		10	10
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		1,780	1,911
6.75%, 10/01/2037		20	23
6.88%, 01/18/2038	GBP	825	1,212
Hamburg Commercial Bank AG, (Germany),
Reg. S, 3.38%, 02/01/2028	EUR	50	57
Reg. S, 3.63%, 01/30/2026	EUR	100	112
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	107
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		700	653
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		2,625	2,406
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		400	396
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	275
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		900	876
(United States SOFR + 1.46%), 5.55%, 03/04/2030 (aa)		305	317
Reg. S, 6.00%, 03/29/2040	GBP	2,000	2,653
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	4,500	6,511
Reg. S, 7.00%, 04/07/2038	GBP	300	435
Huntington Bancshares, Inc.,
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,195

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	248
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	211
Reg. S, 3.00%, 04/16/2032	EUR	100	113
Reg. S, 3.25%, 04/19/2028	EUR	100	114
Hypo Vorarlberg Bank AG, (Austria), Reg. S, 4.13%, 02/16/2026	EUR	100	113
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	116
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	93
Reg. S, 0.75%, 02/18/2029	EUR	100	103
Reg. S, 2.50%, 02/21/2030	EUR	100	111
Reg. S, 3.00%, 05/21/2034	EUR	100	114
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	97
Reg. S, 1.50%, 05/19/2029	EUR	100	106
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,043
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	1,029
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	1,042
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	1,079
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,275
Reg. S, 1.38%, 01/11/2028	EUR	1,000	1,065
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,214
Reg. S, 2.00%, 09/20/2028	EUR	800	858
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,416
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,609
Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 3.75%, 09/03/2035 (aa)	EUR	5,800	6,536
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	199
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	202
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	107
Reg. S, 0.63%, 02/24/2026	EUR	1,000	1,077
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,467
Reg. S, 1.75%, 03/20/2028	EUR	400	428
Reg. S, 2.50%, 01/15/2030	GBP	3,000	3,534
Reg. S, (ICE LIBOR EUR 3 Month + 1.48%), 3.85%, 09/16/2032 (aa)	EUR	6,000	6,755
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,167
Reg. S, 5.25%, 01/13/2030	EUR	1,458	1,789
7.00%, 11/21/2025 (e)		1,060	1,085
7.80%, 11/28/2053 (e)		1,085	1,302
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (e) (aa)		640	743
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,818
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,227
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	339
Reg. S, 3.13%, 03/01/2033	EUR	500	581

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 208, 0.05%, 03/02/2035	EUR	100	85
KBC Group NV, (Belgium), Reg. S, (UK Gilts 5 Year + 2.25%), 6.15%, 03/19/2034 (aa)	GBP	4,000	5,454
KeyCorp., (SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	564
Knab NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	108
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	1,899
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/15/2026	EUR	500	535
Reg. S, 0.00%, 03/31/2027	EUR	500	526
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,608
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,181
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,350
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,511
Reg. S, 0.00%, 06/15/2029	EUR	254	254
Reg. S, 0.00%, 09/17/2030	EUR	3,108	3,007
Reg. S, 0.00%, 01/10/2031	EUR	670	643
Reg. S, 0.01%, 05/05/2027	EUR	520	547
Reg. S, 0.05%, 09/29/2034	EUR	780	674
Reg. S, 0.13%, 01/09/2032	EUR	830	784
0.38%, 07/18/2025		150	146
Reg. S, 0.38%, 04/23/2030	EUR	360	360
Reg. S, 0.38%, 05/20/2036	EUR	548	471
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,714
0.50%, 09/15/2027	EUR	500	529
0.63%, 01/07/2028	EUR	720	760
Reg. S, 0.75%, 01/15/2029	EUR	500	522
Reg. S, 0.88%, 07/04/2039	EUR	1,010	867
Reg. S, 1.13%, 09/15/2032	EUR	400	403
Reg. S, 1.13%, 05/09/2033	EUR	550	547
Reg. S, 1.13%, 03/31/2037	EUR	1,500	1,395
Reg. S, 1.25%, 06/30/2027	EUR	1,420	1,539
Reg. S, 1.38%, 06/07/2032	EUR	700	722
Reg. S, 1.38%, 07/31/2035	EUR	202	198
Reg. S, 2.00%, 11/15/2029	EUR	500	548
Reg. S, 2.38%, 08/05/2027	EUR	2,800	3,128
Reg. S, 2.50%, 11/19/2025	EUR	2,450	2,731
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,808
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,679
Reg. S, 2.75%, 03/15/2028	EUR	100	113
Reg. S, 2.75%, 05/15/2030	EUR	525	597
Reg. S, 2.75%, 02/20/2031	EUR	600	681
Reg. S, 2.75%, 02/14/2033	EUR	700	796
Reg. S, 2.88%, 05/29/2026	EUR	1,000	1,123
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,462
Reg. S, 2.88%, 03/31/2032	EUR	700	802
Reg. S, 2.88%, 06/07/2033	EUR	500	573
Reg. S, 3.13%, 10/10/2028	EUR	2,300	2,640
Reg. S, 3.13%, 06/07/2030	EUR	700	811
Reg. S, 3.25%, 03/24/2031	EUR	400	468
4.70%, 06/02/2037	CAD	140	111
Reg. S, 4.88%, 03/15/2037	GBP	825	1,165
5.00%, 03/16/2026		200	203

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
5.75%, 06/07/2032	GBP	1,300	1,933
6.00%, 12/07/2028	GBP	2,500	3,598
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	213
Reg. S, 0.75%, 06/23/2031	EUR	100	93
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	424
Reg. S, 1.38%, 04/24/2029	EUR	200	205
Reg. S, 3.50%, 06/13/2030	EUR	400	453
Reg. S, 4.00%, 05/03/2028	EUR	400	460
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	353
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	201
Reg. S, 0.38%, 02/18/2027	EUR	200	209
Reg. S, 0.38%, 02/28/2028	EUR	200	203
Reg. S, 0.38%, 05/07/2029	EUR	300	295
Reg. S, 0.38%, 02/21/2031	EUR	400	369
Reg. S, 0.88%, 09/15/2025	EUR	100	109
Reg. S, 2.75%, 03/12/2031	EUR	100	113
Reg. S, 3.13%, 11/13/2029	EUR	50	57
Reg. S, 3.25%, 09/27/2027	EUR	50	57
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	106
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	104
Reg. S, 0.38%, 06/04/2029	EUR	300	296
Reg. S, 0.63%, 01/12/2027	EUR	100	107
Reg. S, 2.88%, 02/06/2034	EUR	100	113
Reg. S, 4.00%, 02/04/2030	EUR	300	351
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	111
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	425
Reg. S, 0.75%, 03/16/2032	EUR	100	99
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	200	192
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	570
Reg. S, 0.00%, 09/22/2027	EUR	300	312
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,738
Reg. S, 0.00%, 12/13/2028	EUR	720	729
Reg. S, 0.00%, 11/27/2029	EUR	120	119
Reg. S, 0.01%, 11/26/2040	EUR	200	140
Reg. S, 0.05%, 12/18/2029	EUR	380	376
Reg. S, 0.05%, 01/31/2031	EUR	200	192
Reg. S, 0.10%, 03/08/2027	EUR	200	212
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,193
Reg. S, 0.50%, 02/28/2029	EUR	400	412
Reg. S, 0.63%, 02/20/2030	EUR	440	448
Reg. S, 0.63%, 10/31/2036	EUR	75	66
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,494
Reg. S, 2.75%, 02/16/2032	EUR	200	227
Reg. S, 3.00%, 11/14/2034	EUR	700	806
Reg. S, 3.25%, 09/06/2030	EUR	600	700

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
LFA Foerderbank Bayern, (Germany), Series 1180, 0.75%, 04/01/2031	EUR	200	200
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	107
Reg. S, 6.00%, 02/08/2029	GBP	100	142
Reg. S, 6.50%, 09/17/2040	GBP	300	459
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,373
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	673
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,207
Luzerner Kantonalbank AG, (Switzerland), Reg. S, 0.35%, 02/05/2027	CHF	500	584
M&T Bank Corp.,
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		115	122
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	115
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,692
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,600
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	446
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	5,000	5,153
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	2,950	3,400
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	110
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	742
Reg. S, 3.56%, 06/15/2032	EUR	5,800	6,637
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,552
Mizuho Financial Group, Inc., (Japan),
Reg. S, 2.10%, 04/08/2032	EUR	1,000	1,023
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	874
Reg. S, 4.42%, 05/20/2033	EUR	7,700	9,097
Reg. S, 5.63%, 06/13/2028	GBP	3,150	4,318
(CMT Index 1 Year + 1.50%), 5.67%, 05/27/2029 (aa)		470	490
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,597
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	37
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	995
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.36%), 2.48%, 09/16/2036 (aa)		14	12
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		65	57
2.63%, 03/09/2027	GBP	1,425	1,813
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,010	924
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	31
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,200	2,394
3.95%, 04/23/2027		17	17
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		3	3
(CME Term SOFR 3 Month + 1.89%), 4.43%, 01/23/2030 (aa)		14	14
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		808	807
(United States SOFR + 1.59%), 5.16%, 04/20/2029 (aa)		10	10
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,344
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		385	397

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.56%), 5.32%, 07/19/2035 (aa)		1,470	1,524
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		795	828
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		528	548
(United States SOFR + 1.73%), 5.47%, 01/18/2035 (aa)		20	21
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		615	660
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		11	11
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	116
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		30	33
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	35
Reg. S, 0.13%, 02/01/2029	EUR	50	50
Reg. S, 1.00%, 04/18/2039	EUR	50	43
Reg. S, 2.50%, 07/04/2028	EUR	50	56
Reg. S, 3.00%, 02/01/2034	EUR	50	57
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	29
National Australia Bank Ltd., (Australia),
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,089
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,778
Reg. S, 2.13%, 05/24/2028	EUR	500	546
Reg. S, 2.35%, 08/30/2029	EUR	100	110
Reg. S, 3.13%, 02/28/2030	EUR	5,175	5,817
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,059
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	102
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,025
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.78%, 02/26/2030 (aa)	EUR	2,500	2,510
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	906
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	752
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	5,127
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 3.67%, 08/05/2031 (aa)	EUR	7,300	8,273
NatWest Markets plc, (United Kingdom), Reg. S, 0.13%, 06/18/2026	EUR	1,000	1,065
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	94
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	104
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	106
Reg. S, 0.25%, 10/28/2026	EUR	20	21
Reg. S, 0.50%, 06/29/2026	EUR	50	54
Reg. S, 2.88%, 05/14/2027	EUR	50	56
Reg. S, 4.88%, 07/11/2028	EUR	100	120
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	100	114
Nordea Bank Abp, (Finland),
Reg. S, 4.13%, 05/05/2028	EUR	2,825	3,272
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 4.88%, 02/23/2034 (aa)	EUR	725	853
Nordea Hypotek AB, (Sweden),
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,700	162
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	191
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	206

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	105
Reg. S, 2.50%, 09/14/2032	EUR	100	110
Reg. S, 3.00%, 01/31/2031	EUR	150	171
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	392
Reg. S, 0.00%, 07/28/2031	EUR	138	130
Reg. S, 0.10%, 07/09/2035	EUR	300	253
Reg. S, 0.38%, 05/16/2029	EUR	550	559
Reg. S, 0.50%, 06/17/2041	EUR	100	75
Reg. S, 0.75%, 06/30/2028	EUR	260	273
1.20%, 03/28/2039	EUR	100	89
1.25%, 05/13/2049	EUR	87	66
2.75%, 02/21/2029	EUR	500	566
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,705
Reg. S, 2.88%, 04/05/2033	EUR	300	342
Reg. S, 3.00%, 05/31/2030	EUR	173	199
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	5,332
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	44
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	88
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000	145
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	800	116
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	29
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	57
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	149
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	99
Oesterreichische Kontrollbank AG, (Austria), Reg. S, 0.00%, 10/08/2026	EUR	150	160
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,455
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	102
Reg. S, 1.00%, 10/05/2027	EUR	100	107
Reg. S, 3.00%, 07/17/2031	EUR	100	114
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	229
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	359
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	369
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	750	847
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	111
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	37
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	200	232
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	230
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	121
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	100	113
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	251
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	200	224
Series 741, Reg. S, 1.88%, 06/24/2050	CHF	10	14
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	65
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	600	696
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	50	57
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	57
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	405
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	387
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	58
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	80	89
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	66
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	123
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.60%), 5.40%, 07/23/2035 (aa)		75	78
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		60	63
(United States SOFR + 1.84%), 5.58%, 06/12/2029 (aa)		75	78
(United States SOFR + 1.90%), 5.68%, 01/22/2035 (aa)		160	169
(SOFR Compounded Index + 1.73%), 6.62%, 10/20/2027 (aa)		10	11
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	869
Raiffeisen Bank International AG, (Austria),
Reg. S, 3.88%, 03/16/2026	EUR	100	113
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.63%, 08/21/2029 (aa)	EUR	700	801
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.75%, 01/26/2027 (aa)	EUR	700	795
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	1,300	1,546
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	115
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria),
Reg. S, 0.63%, 08/28/2026	EUR	100	107
Reg. S, 3.25%, 01/11/2030	EUR	100	114
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	108
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	110
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	112
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	142
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,160
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	101
Reg. S, 0.01%, 01/27/2031	EUR	500	471
Reg. S, 0.13%, 04/26/2027	EUR	700	734
Reg. S, 1.50%, 09/15/2027	EUR	100	108
Reg. S, 2.38%, 09/13/2027	EUR	150	166
Reg. S, 4.38%, 10/02/2030	EUR	8,100	9,662
4.95%, 02/01/2029		10	10
5.20%, 08/01/2028		56	58
Santander Holdings USA, Inc., (United States SOFR + 2.14%), 6.34%, 05/31/2035 (aa)		43	45
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,246
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	105
Reg. S, 1.13%, 03/12/2027	EUR	100	108

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 3.25%, 05/04/2028	EUR	100	114
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.50%, 11/27/2034 (aa)	EUR	9,075	10,513
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	4,000	380
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	202
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 0.13%, 06/12/2026	EUR	100	106
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	1,072
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	1,075
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,586
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,823
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,095
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,479
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,446
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	231
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		1,800	1,825
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,847
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	255
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	5,190
Reg. S, 0.13%, 05/14/2026	EUR	100	107
Reg. S, 0.13%, 05/12/2031	EUR	100	94
Reg. S, 1.00%, 01/30/2029	EUR	100	105
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,084
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	5,037
Reg. S, 0.50%, 02/06/2026	EUR	100	108
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	113
SR-Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/10/2031	EUR	100	94
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	101
Reg. S, 3.63%, 06/20/2028	SEK	2,000	206
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	191
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	192
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	293
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,150
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		1,050	1,078
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,062
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,538
Reg. S, 4.49%, 06/12/2030	EUR	5,400	6,391
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,050
Suomen Hypoteekkiyhdistys, (Finland), Reg. S, 0.50%, 03/13/2026	EUR	100	108
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	1,003
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,374
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,828

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,378
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	97
Reg. S, 0.63%, 10/30/2025	EUR	100	109
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	98
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	182
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,601
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,073
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,869
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,098
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	3,200	3,583
Reg. S, 4.38%, 09/05/2030	EUR	5,500	6,521
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.85%), 5.13%, 09/06/2028 (aa)	EUR	3,100	3,644
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.86%, 03/24/2027	EUR	1,800	1,924
Reg. S, 2.78%, 09/03/2027	EUR	200	224
Reg. S, 2.86%, 04/15/2031	EUR	100	113
Reg. S, 3.19%, 02/16/2029	EUR	100	114
Reg. S, 3.72%, 03/13/2030	EUR	100	117
Reg. S, 3.77%, 09/08/2026	EUR	100	114
Reg. S, 3.88%, 03/13/2026	EUR	100	113
4.69%, 09/15/2027		55	56
Truist Bank, 2.25%, 03/11/2030		250	220
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,363
(United States SOFR + 1.57%), 5.15%, 08/05/2032 (aa)		3	3
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		884	914
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		400	425
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		626	686
UBS AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	1,076
Reg. S, 0.25%, 09/01/2028	EUR	2,400	2,414
5.65%, 09/11/2028		200	210
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	1,014
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,225
Reg. S, 0.63%, 01/18/2033	EUR	10,584	9,390
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.77%), 0.65%, 01/14/2028 (aa)	EUR	900	948
Reg. S, 1.25%, 09/01/2026	EUR	1,000	1,081
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	700	771
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	866
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,600	1,725
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	680
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	280
Reg. S, (UK Gilts 1 Year + 4.55%), 7.38%, 09/07/2033 (aa)	GBP	5,000	7,570
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	1,200	1,529

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UBS Switzerland AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	28
Reg. S, 3.39%, 12/05/2025	EUR	100	112
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.88%, 03/25/2029	EUR	100	112
Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,134
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	50
Reg. S, 0.01%, 03/10/2031	EUR	125	118
Reg. S, 0.85%, 05/22/2034	EUR	50	47
Reg. S, 0.88%, 01/11/2029	EUR	100	104
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	1,078
Reg. S, 0.38%, 10/31/2026	EUR	100	106
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)	EUR	1,000	1,028
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	1,066
Reg. S, 1.63%, 01/18/2032	EUR	1,615	1,604
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,100
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	1,099
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,932
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,082
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	3,650	4,221
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 4.80%, 01/17/2029 (aa)	EUR	1,500	1,765
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	103
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,118
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.86%), 5.68%, 01/23/2035 (aa)		15	16
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	31
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	773
Virgin Money UK plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	264
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,328
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.01%, 06/23/2025	EUR	1,700	1,847
Reg. S, 0.01%, 03/24/2026	EUR	100	107
Reg. S, 3.25%, 03/20/2031	EUR	100	113
Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	1,063
Reg. S, 1.38%, 10/26/2026	EUR	1,900	2,050
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,096
Reg. S, 2.13%, 09/24/2031	GBP	1,000	1,122
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,816
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		16	15
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,658
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,559
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		1,040	950
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,292

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,892
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	601
4.63%, 11/02/2035	GBP	1,500	1,944
4.75%, 12/07/2046		15	14
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,016	1,028
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,256
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		1,500	1,545
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	974
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		95	99
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,065	2,164
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,480	1,539
5.61%, 01/15/2044		24	25
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,559
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,615	1,802
Wells Fargo Bank NA, 5.25%, 12/11/2026		2,050	2,100
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	100
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,067
Reg. S, 1.08%, 04/05/2027	EUR	100	107
2.96%, 11/16/2040		30	23
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,644
Reg. S, 3.75%, 04/20/2028	EUR	100	116
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	106
2.63%, 01/26/2033	EUR	100	112
2.88%, 02/22/2034	EUR	200	228
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	115
Zuercher Kantonalbank, (Switzerland),
Series 140, Reg. S, 0.05%, 11/23/2026	CHF	500	581
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	269

			967,077

Diversified Financial Services — 0.5%
Aareal Bank AG, (Germany),
Reg. S, 2.88%, 05/10/2028	EUR	100	112
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	102
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	200	204
Reg. S, 3.80%, 05/20/2042	GBP	100	118
American Express Co.,
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		25	25
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		60	61
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	31
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		35	37
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc.,
5.80%, 05/21/2054		50	53
6.38%, 11/15/2033		18	20
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	40
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	38	50
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	98
Bayerische Landesbodenkreditanstalt, (Germany), Reg. S, 2.88%, 02/28/2031	EUR	100	114
BlackRock Funding, Inc., 5.25%, 03/14/2054		225	233
Blue Owl Finance LLC, 6.25%, 04/18/2034 (e)		110	115
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	113
Reg. S, 3.00%, 01/31/2030	EUR	100	114
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	106
Reg. S, 0.01%, 01/21/2027	EUR	100	105
Reg. S, 0.01%, 01/29/2036	EUR	100	80
Reg. S, 0.13%, 12/03/2030	EUR	100	95
Reg. S, 0.63%, 09/22/2027	EUR	100	106
Reg. S, 1.13%, 04/12/2030	EUR	100	103
Reg. S, 1.75%, 05/27/2032	EUR	100	103
Reg. S, 2.88%, 01/15/2027	EUR	100	112
Reg. S, 3.00%, 02/20/2029	EUR	100	113
Reg. S, 3.38%, 03/13/2029	EUR	100	115
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	205
Reg. S, 0.01%, 10/08/2029	EUR	100	98
Reg. S, 3.38%, 06/28/2032	EUR	100	116
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	2,034
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	1,800	1,855
(United States SOFR + 1.56%), 5.46%, 07/26/2030 (aa)		30	31
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		146	154
(United States SOFR + 2.44%), 7.15%, 10/29/2027 (aa)		2	2
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		620	704
Cboe Global Markets, Inc., 1.63%, 12/15/2030		29	25
CCF SFH SACA, (France),
Reg. S, 0.75%, 03/22/2027	EUR	100	106
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,105
Charles Schwab Corp. (The), Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		60	58
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	4,282
Reg. S, 0.01%, 11/03/2031	EUR	100	92
Reg. S, 0.05%, 12/06/2029	EUR	100	98
Reg. S, 0.88%, 08/11/2028	EUR	100	105
Reg. S, 0.88%, 05/06/2034	EUR	100	93
Reg. S, 2.13%, 01/07/2030	EUR	100	108
Reg. S, 3.25%, 09/28/2026	EUR	100	113
Reg. S, 3.38%, 09/04/2028	EUR	100	115
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	106
Reg. S, 3.00%, 06/14/2030	EUR	100	114
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	5,056

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 0.75%, 09/15/2027	EUR	100	106
Reg. S, 0.88%, 03/04/2032	EUR	100	97
Reg. S, 1.00%, 01/30/2029	EUR	100	104
Reg. S, 2.38%, 02/08/2028	EUR	100	111
Reg. S, 3.00%, 07/23/2029	EUR	100	113
Reg. S, 3.25%, 04/20/2029	EUR	100	114
DLR Kredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2028	DKK	700	100
Enact Holdings, Inc., 6.25%, 05/28/2029		210	218
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,377
Intercontinental Exchange, Inc.,
5.20%, 06/15/2062		20	20
5.25%, 06/15/2031		1,175	1,232
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,084
2.75%, 10/15/2032		1,420	1,210
5.88%, 07/21/2028		405	422
Jyske Realkredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	59
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	113
Reg. S, 3.13%, 01/29/2034	EUR	100	115
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	108
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	88
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	95
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	2,200	202
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,309
Reg. S, 1.75%, 12/06/2027	EUR	800	865
LPL Holdings, Inc., 6.75%, 11/17/2028		350	376
Lseg Netherlands BV, (Netherlands), Reg. S, 0.75%, 04/06/2033	EUR	1,000	914
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,825	2,007
2.95%, 06/01/2029		20	19
3.35%, 03/26/2030		24	23
3.85%, 03/26/2050		20	17
4.55%, 01/15/2035		90	91
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,755	1,715
2.17%, 07/14/2028		1,500	1,373
2.61%, 07/14/2031		730	634
3.00%, 01/22/2032		320	282
6.07%, 07/12/2028		1,625	1,710
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	37
1.00%, 10/01/2026	DKK	500	73
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	29
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	42
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	72
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	43

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	199
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,939
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	712
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	204
Reg. S, 1.75%, 11/24/2026	GBP	178	226
Reg. S, 2.00%, 01/23/2029	GBP	500	610
Radian Group, Inc., 6.20%, 05/15/2029		40	42
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	147
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	73
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	39	5
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	132
Reg. S, 4.82%, 12/01/2033	GBP	100	137
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/28/2026	EUR	100	108
Reg. S, 1.75%, 05/05/2034	EUR	200	203
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	111
Reg. S, 3.00%, 07/31/2029	EUR	100	114
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.50%, 02/05/2026	EUR	100	108
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	97
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	67
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	202
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	1,500	152
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,842
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,661
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	4,440
2.70%, 04/15/2040		10	8
3.65%, 09/15/2047		20	16
Voya Financial, Inc., 5.00%, 09/20/2034		170	169
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	301
Western Union Co. (The), 1.35%, 03/15/2026		510	487

			59,818

Insurance — 1.2%
Aflac, Inc.,
3.60%, 04/01/2030		40	38
4.75%, 01/15/2049		20	19
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,797
Alleghany Corp.,
3.25%, 08/15/2051		15	11
3.63%, 05/15/2030		5	5
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	200	180
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,886

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	2,600	2,966
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 5.82%, 07/25/2053 (aa)	EUR	1,900	2,388
Allstate Corp. (The), 5.05%, 06/24/2029		40	41
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	1,084
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	540
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	4
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	1,080
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,126
Assurant, Inc.,
2.65%, 01/15/2032		26	22
3.70%, 02/22/2030		30	29
4.90%, 03/27/2028		7	7
Athene Holding Ltd.,
3.45%, 05/15/2052		8	5
3.95%, 05/25/2051		5	4
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	543
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,107
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	920
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	588
Reg. S, (UK Gilts 5 Year + 3.30%), 6.13%, 09/12/2054 (aa)	GBP	1,800	2,393
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	2,114
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,562
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,297
2.38%, 06/19/2039	GBP	825	798
2.85%, 10/15/2050		5	3
3.85%, 03/15/2052		45	38
4.20%, 08/15/2048		5	4
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,095
BNP Paribas Cardif SA, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (x) (aa)	EUR	6,000	6,665
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	59
4.20%, 03/17/2032		8	8
4.95%, 03/17/2052		30	27
5.65%, 06/11/2034		80	84
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,038
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,941
Chubb INA Holdings LLC,
0.88%, 12/15/2029	EUR	1,000	1,004
1.55%, 03/15/2028	EUR	3,000	3,193
5.00%, 03/15/2034		505	524

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland), Reg. S, 1.50%, 12/15/2028	EUR	1,000	1,059
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,189
5.13%, 02/15/2034		210	214
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	101
Reg. S, 1.25%, 01/27/2029	EUR	700	715
Reg. S, (ICE LIBOR EUR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	276
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	1,013
Corebridge Financial, Inc., 4.35%, 04/05/2042		155	137
Credit Agricole Assurances SA, (France), Reg. S, 2.00%, 07/17/2030	EUR	600	608
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		131	113
4.95%, 06/01/2029		30	30
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		860	624
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	3,000	3,290
3.38%, 03/03/2031		2,010	1,831
4.85%, 04/17/2028		35	35
5.63%, 08/16/2032		1,100	1,139
6.00%, 12/07/2033 (e)		30	32
6.10%, 03/15/2055 (e)		31	32
6.35%, 03/22/2054 (e)		60	64
Fidelity National Financial, Inc.,
2.45%, 03/15/2031		210	182
3.20%, 09/17/2051		20	14
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
Generali, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	96
Reg. S, 2.43%, 07/14/2031	EUR	1,000	1,029
Reg. S, 4.13%, 05/04/2026	EUR	100	113
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	770	860
Groupe des Assurances du Credit Mutuel SADIR, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	2,053
Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,496
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	993
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	1,200	1,519
Jackson Financial, Inc., 4.00%, 11/23/2051		5	4
Just Group plc, (United Kingdom), Reg. S, 6.88%, 03/30/2035	GBP	1,750	2,339
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	603
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,028
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	794

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	684
5.50%, 06/15/2052 (e)		450	442
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,025
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	707
6.00%, 05/16/2054		190	202
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	5,341
2.90%, 12/15/2051		90	61
4.20%, 03/01/2048		40	35
5.45%, 03/15/2053		5	5
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	500
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,552
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,182
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,199
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,480
MGIC Investment Corp., 5.25%, 08/15/2028		26	26
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (ICE LIBOR EUR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	7,600	8,616
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,972
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	11,104
NN Group NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,510
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 6.00%, 11/03/2043 (aa)	EUR	6,600	8,160
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,458
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	574
Primerica, Inc., 2.80%, 11/19/2031		35	31
Progressive Corp. (The),
3.70%, 03/15/2052		20	16
3.95%, 03/26/2050		4	3
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,087
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		87	92
RenaissanceRe Holdings Ltd., (Bermuda),
3.60%, 04/15/2029		50	48
5.75%, 06/05/2033		52	55
Rothesay Life plc, (United Kingdom), Reg. S, 7.02%, 12/10/2034	GBP	3,325	4,593
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	1,000	1,071
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	3,600	3,943
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (x) (aa)	EUR	1,700	1,890
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	7,800	9,087
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		20	21
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	504
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	483

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	574
Unum Group,
4.00%, 06/15/2029		1,764	1,728
4.13%, 06/15/2051		904	712
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		755	785
W R Berkley Corp., 4.00%, 05/12/2050		700	573
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		20	21
5.90%, 03/05/2054		70	73
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	436
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	7,296

			161,897

Investment Companies — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		35	36
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
5.95%, 07/15/2029		40	41
7.00%, 01/15/2027		50	52
Blackstone Private Credit Fund, 3.25%, 03/15/2027		25	24
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		13	12
Blue Owl Capital Corp., 2.88%, 06/11/2028		45	41
CDP Reti SpA, (Italy), Reg. S, 5.88%, 10/25/2027	EUR	500	597
EXOR NV, (Netherlands), Reg. S, 3.75%, 02/14/2033	EUR	7,725	8,651
FS KKR Capital Corp.,
2.63%, 01/15/2027		35	33
3.13%, 10/12/2028		140	127
7.88%, 01/15/2029		60	65
Golub Capital BDC, Inc.,
2.50%, 08/24/2026		5	5
6.00%, 07/15/2029		45	45
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	346
Reg. S, 1.50%, 09/12/2030	EUR	700	726
Reg. S, 2.75%, 06/10/2032	EUR	10,400	11,293
Main Street Capital Corp.,
3.00%, 07/14/2026		45	43
6.95%, 03/01/2029		55	58
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,039
Reg. S, 1.00%, 03/10/2034	EUR	600	533
New Mountain Finance Corp., 6.88%, 02/01/2029		20	20
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029		15	15
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,017
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,691
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,600	2,510

			33,026

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Private Equity — 0.1%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	4,925	5,820
Reg. S, 5.75%, 12/03/2032	GBP	350	488
Brookfield Finance LLC / Brookfield Finance, Inc., 3.45%, 04/15/2050		3	2
Brookfield Finance, Inc., (Canada),
5.68%, 01/15/2035		70	73
5.97%, 03/04/2054		42	46
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,064

			7,493

Real Estate — 0.8%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,428
Akelius Residential Property Financing BV, (Netherlands),
Reg. S, 1.00%, 01/17/2028	EUR	1,000	1,020
Reg. S, 1.13%, 01/11/2029	EUR	4,500	4,489
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,958
Reg. S, 1.45%, 07/09/2028	EUR	6,500	6,564
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	3,000	2,746
Reg. S, 3.00%, 10/16/2029	GBP	4,650	5,330
Reg. S, 4.80%, 07/16/2029	EUR	900	1,015
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	2,000	2,108
Reg. S, 2.00%, 01/18/2031	EUR	7,400	7,214
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	986
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,557
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,290
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	67
CBRE Services, Inc., 5.95%, 08/15/2034		92	99
Citycon Treasury BV, (Netherlands), Reg. S, 6.50%, 03/08/2029	EUR	2,150	2,531
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,008
Reg. S, 1.88%, 09/07/2051	GBP	500	334
Reg. S, 2.63%, 01/18/2029	GBP	200	244
CTP NV, (Netherlands),
Reg. S, 0.88%, 01/20/2026	EUR	558	601
Reg. S, 1.50%, 09/27/2031	EUR	9,850	9,336
Reg. S, 4.75%, 02/05/2030	EUR	225	260
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	459
Reg. S, 1.50%, 04/30/2030	EUR	900	907
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	4,215
Reg. S, 1.88%, 01/23/2026	EUR	2,000	2,179
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,277
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	618
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	950

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	403
Reg. S, 1.13%, 11/01/2033	EUR	100	91
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	1,040
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	400	370
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,077
Reg. S, 1.63%, 07/15/2027	EUR	2,500	2,657
Reg. S, 1.63%, 01/17/2030	EUR	200	198
Reg. S, 2.00%, 01/17/2034	EUR	100	94
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	1,084
Reg. S, 2.00%, 10/20/2038	GBP	425	382
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,525
Reg. S, 2.75%, 07/20/2057	GBP	425	333
Reg. S, 3.13%, 02/28/2053	GBP	500	442
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	23	30
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	554
Reg. S, 1.88%, 10/09/2026	EUR	1,000	1,071
Reg. S, 2.00%, 01/20/2030	EUR	500	503
Reg. S, 3.38%, 07/14/2027	EUR	500	552
Notting Hill Genesis, (United Kingdom),
Reg. S, 3.25%, 10/12/2048	GBP	1,000	941
Reg. S, 4.38%, 02/20/2054	GBP	500	559
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,289
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	498
4.13%, 02/01/2029 (e)		2,100	2,062
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,277
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,277
P3 Group Sarl, (Luxembourg),
Reg. S, 0.88%, 01/26/2026	EUR	490	528
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,355
Reg. S, 4.63%, 02/13/2030	EUR	200	230
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	1,087
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	1,076
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,800	1,836
Southern Housing, (United Kingdom), Reg. S, 5.63%, 10/01/2054 (w)	GBP	1,125	1,484
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	39	53
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	76	115
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	30	41
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,300	1,372
Reg. S, 2.25%, 01/17/2030	EUR	700	698
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	320
Reg. S, 1.00%, 01/28/2041	EUR	1,100	772

			98,066

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS - 0.6%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,103
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036		345	350
5.63%, 05/15/2054		1,240	1,268
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	377
American Tower Corp.,
1.95%, 05/22/2026	EUR	1,000	1,097
3.80%, 08/15/2029		627	610
5.20%, 02/15/2029		55	57
5.80%, 11/15/2028		30	31
AvalonBay Communities, Inc., 5.35%, 06/01/2034		75	78
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,141
4.13%, 06/15/2026		2,300	2,287
4.13%, 05/15/2029		940	920
Crown Castle, Inc.,
5.60%, 06/01/2029		60	63
5.80%, 03/01/2034		10	10
Digital Dutch Finco BV, (Netherlands), Reg. S, 1.50%, 03/15/2030	EUR	2,500	2,512
Digital Realty Trust LP,
3.70%, 08/15/2027		43	42
5.55%, 01/15/2028		4	4
Equinix, Inc.,
1.00%, 09/15/2025		50	48
1.00%, 03/15/2033	EUR	800	734
1.45%, 05/15/2026		20	19
2.63%, 11/18/2024		5	5
2.90%, 11/18/2026		20	20
ERP Operating LP, 4.65%, 09/15/2034		50	50
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	31
5.40%, 02/01/2034		15	15
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	690
5.30%, 01/15/2029		400	407
5.38%, 04/15/2026		1,500	1,506
5.63%, 09/15/2034		60	61
6.25%, 09/15/2054		10	11
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,995
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	67
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,304
Host Hotels & Resorts LP,
5.50%, 04/15/2035		70	71
5.70%, 07/01/2034		460	474
Series J, 2.90%, 12/15/2031		415	365
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		60	50

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
4.88%, 02/01/2035		810	799
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,725
4.85%, 03/01/2035		700	695
Klepierre SA, (France),
Reg. S, 1.63%, 12/13/2032	EUR	1,000	986
Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,065
Land Securities Capital Markets plc, (United Kingdom), Reg. S, 4.63%, 09/23/2034	GBP	2,350	3,064
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	1,087
Reg. S, 2.50%, 02/28/2029	EUR	300	320
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,094
National Health Investors, Inc., 3.00%, 02/01/2031		50	44
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	4,258
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,924
Public Storage Operating Co., 5.35%, 08/01/2053		7	7
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	218
1.75%, 07/13/2033	GBP	1,100	1,121
3.10%, 12/15/2029		800	755
4.75%, 02/15/2029		30	31
5.00%, 10/15/2029	GBP	2,300	3,056
5.25%, 09/04/2041	GBP	1,500	1,926
Sabra Health Care LP, 3.20%, 12/01/2031		90	79
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia), Reg. S, 1.45%, 03/28/2029	EUR	2,000	2,067
Scentre Group Trust 1, (Australia), Reg. S, 3.88%, 07/16/2026	GBP	554	727
Segro plc, (United Kingdom), Reg. S, 3.50%, 09/24/2032	EUR	1,725	1,921
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,594
Simon Property Group LP,
1.38%, 01/15/2027		10	9
2.20%, 02/01/2031		65	57
3.25%, 09/13/2049		2	2
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	3
5.85%, 03/08/2053		45	48
6.65%, 01/15/2054		12	14
Sun Communities Operating LP,
2.30%, 11/01/2028		2,660	2,426
2.70%, 07/15/2031		135	118
Unibail-Rodamco-Westfield SE, (France),
Reg. S, 1.38%, 12/04/2031	EUR	7,600	7,318
Reg. S, 1.88%, 01/15/2031	EUR	3,800	3,881
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,564
Ventas Realty LP,
4.13%, 01/15/2026		2,300	2,288
5.63%, 07/01/2034		90	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
VICI Properties LP,
4.75%, 02/15/2028		205	206
4.95%, 02/15/2030		1,645	1,656
Welltower OP LLC,
2.75%, 01/15/2031		50	45
3.10%, 01/15/2030		2,472	2,320
4.00%, 06/01/2025		7	7
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	374
4.80%, 11/20/2028	GBP	1,650	2,196
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,469
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	826
4.25%, 07/23/2032	EUR	2,100	2,408

			80,803

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,566
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	106
Reg. S, 3.31%, 05/02/2034	EUR	120	140
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,056
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 11/16/2028	EUR	5,000	5,016

			12,884

Total Financial			1,421,064

Government — 1.4%
Multi-National — 1.4%
African Development Bank, (Supranational),
0.50%, 03/22/2027	EUR	1,000	1,066
0.50%, 03/21/2029	EUR	3,500	3,594
0.88%, 05/24/2028	EUR	400	423
2.25%, 09/14/2029	EUR	2,000	2,215
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,491
0.35%, 07/16/2025	EUR	700	765
0.75%, 12/07/2027	GBP	5,000	6,039
1.40%, 02/06/2037	EUR	7,000	6,673
2.88%, 05/06/2025		150	149
4.13%, 02/14/2029	GBP	5,000	6,713
4.50%, 08/25/2028		150	155
6.22%, 08/15/2027		100	106
Corp. Andina de Fomento, (Supranational), Reg. S, 0.25%, 02/04/2026	EUR	2,000	2,147
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,797
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,857
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,558
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,339
Reg. S, 0.01%, 01/22/2027	EUR	500	527
Reg. S, 0.63%, 01/17/2026	EUR	600	651
Reg. S, 1.00%, 10/18/2027	EUR	300	321

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 2.13%, 02/12/2025	GBP	400	529
Reg. S, 2.75%, 01/18/2029	EUR	200	225
Reg. S, 3.13%, 06/01/2028	EUR	200	228
Erste Abwicklungsanstalt, (Germany), Reg. S, 3.13%, 06/22/2026	EUR	400	451
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	381
5.50%, 06/07/2032	GBP	300	428
European Investment Bank, (Supranational),
Reg. S, 0.00%, 03/13/2026	EUR	700	754
Zero Coupon, 05/28/2037 (e)	CAD	150	67
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,477
Reg. S, 0.01%, 05/15/2041	EUR	5,000	3,427
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,904
0.05%, 01/16/2030	EUR	17,900	17,677
Reg. S, 0.05%, 10/13/2034	EUR	19,000	16,353
Reg. S, 0.10%, 10/15/2026	EUR	5,000	5,337
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,304
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,928
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,666
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,540
0.88%, 09/13/2047	EUR	200	146
Reg. S, 1.00%, 03/14/2031	EUR	20,000	20,375
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,283
1.50%, 10/16/2048	EUR	5,000	4,125
2.75%, 09/13/2030	EUR	230	261
Reg. S, 3.50%, 04/15/2027	EUR	10,000	11,490
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,445
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,851
4.38%, 03/19/2027		200	203
5.00%, 04/15/2039	GBP	3,500	4,968
Series 1981, 2.63%, 03/15/2035	EUR	40	44
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	4,072
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,600	1,602
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	191
2.38%, 08/03/2029	GBP	1,000	1,242
6.75%, 07/15/2027		700	747
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,062
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,966
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,403
Reg. S, 0.70%, 01/17/2042	EUR	1,000	760
International Finance Corp., (Supranational),
SUB, 0.75%, 03/15/2026		10	10
SUB, 0.75%, 05/15/2026		150	145
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	229

			180,882

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	159

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Municipal — continued
Reg. S, 4.00%, 09/12/2033	GBP	300	375
Reg. S, 4.00%, 04/07/2064	GBP	100	110

			644

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	769
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	53

			822

Total Government			182,348

Industrial — 2.3%
Aerospace/Defense — 0.4%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	3,050	3,173
Reg. S, 2.00%, 04/07/2028	EUR	1,715	1,861
Reg. S, 2.38%, 04/07/2032	EUR	2,300	2,455
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,152
Boeing Co. (The),
3.45%, 11/01/2028		10	9
4.88%, 05/01/2025		27	27
5.15%, 05/01/2030		60	60
5.71%, 05/01/2040		2,300	2,242
5.81%, 05/01/2050		50	48
6.30%, 05/01/2029 (e)		20	21
6.39%, 05/01/2031 (e)		30	32
6.86%, 05/01/2054 (e)		20	22
7.01%, 05/01/2064 (e)		1,290	1,420
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,400	3,337
General Dynamics Corp.,
2.25%, 06/01/2031		36	32
4.25%, 04/01/2040		2	2
General Electric Co.,
1.50%, 05/17/2029	EUR	10,950	11,486
1.88%, 05/28/2027	EUR	1,000	1,083
Reg. S, 4.13%, 09/19/2035	EUR	600	707
Reg. S, 4.88%, 09/18/2037	GBP	4,000	4,967
Hexcel Corp., 4.20%, 02/15/2027		25	24
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,669
Lockheed Martin Corp.,
2.80%, 06/15/2050		3	2
3.80%, 03/01/2045		30	26
4.30%, 06/15/2062		34	30
4.70%, 05/15/2046		18	17
5.20%, 02/15/2064		50	52
5.70%, 11/15/2054		10	11
5.90%, 11/15/2063		5	6
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	3,925	4,435
RTX Corp., 2.15%, 05/18/2030	EUR	1,500	1,567
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	1,071
Reg. S, 0.75%, 03/17/2031	EUR	5,500	5,362
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	4,100	4,376

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,980
Reg. S, 4.13%, 10/18/2028	EUR	800	928

			55,692

Building Materials — 0.3%
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,846
Cie de Saint-Gobain SA, (France),
Reg. S, 3.38%, 04/08/2030	EUR	900	1,014
Reg. S, 3.63%, 04/08/2034	EUR	2,000	2,261
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,164	1,223
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,961
CRH Funding BV, (Netherlands), Reg. S, 1.63%, 05/05/2030	EUR	800	822
CRH SMW Finance DAC, (Ireland),
Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,079
Reg. S, 4.25%, 07/11/2035	EUR	4,250	4,986
Eagle Materials, Inc., 2.50%, 07/01/2031		61	54
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	2,425	2,747
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 09/03/2030	EUR	500	475
Reg. S, 0.50%, 04/23/2031	EUR	7,700	7,178
Reg. S, 0.63%, 01/19/2033	EUR	10,000	8,925
Holcim Sterling Finance Netherlands BV, (Netherlands),
Reg. S, 2.25%, 04/04/2034	GBP	1,900	1,990
Reg. S, 3.00%, 05/12/2032	GBP	3,500	4,061
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
1.00%, 09/15/2032	EUR	1,000	938
3.00%, 09/15/2028	EUR	1,000	1,113
Lennox International, Inc.,
1.35%, 08/01/2025		2	2
5.50%, 09/15/2028		25	26
Martin Marietta Materials, Inc., 3.20%, 07/15/2051		16	11
Owens Corning, 3.95%, 08/15/2029		500	488
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	5
Vulcan Materials Co., 3.50%, 06/01/2030		60	57

			43,262

Electrical Components & Equipments — 0.3%
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	4,500	4,411
Reg. S, 3.60%, 05/21/2031	EUR	2,500	2,868
Reg. S, 3.80%, 05/21/2036	EUR	13,600	15,670
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,093
2.00%, 10/15/2029	EUR	1,500	1,600
2.80%, 12/21/2051		17	12
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	1,033
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,088
Reg. S, 1.88%, 07/06/2032	EUR	1,000	1,048
Schneider Electric SE, (France),
Reg. S, 3.25%, 10/10/2035	EUR	4,400	4,921
Reg. S, 3.50%, 06/12/2033	EUR	400	461

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipments — continued
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	192

			34,397

Electronics — 0.2%
Amphenol Corp., 5.25%, 04/05/2034		885	924
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,718
Arrow Electronics, Inc.,
5.15%, 08/21/2029		70	71
5.88%, 04/10/2034		140	145
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	1,875	2,229
Fortive Corp.,
3.70%, 02/13/2026	EUR	2,250	2,530
3.70%, 08/15/2029	EUR	2,600	2,950
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,358
2.25%, 02/22/2028	EUR	1,500	1,642
4.13%, 11/02/2034	EUR	3,700	4,352
4.50%, 01/15/2034		71	72
Hubbell, Inc., 2.30%, 03/15/2031		59	52
Jabil, Inc.,
1.70%, 04/15/2026		20	19
5.45%, 02/01/2029		40	41
Tyco Electronics Group SA, (Luxembourg), 0.00%, 02/16/2029	EUR	1,000	985

			21,088

Engineering & Construction — 0.4%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,919
Reg. S, 3.38%, 01/16/2031	EUR	7,200	8,213
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,520
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	515
Reg. S, 1.50%, 07/02/2032	EUR	600	594
Reg. S, 2.13%, 10/02/2026	EUR	200	220
Reg. S, 2.75%, 06/05/2028	EUR	100	111
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,738
Arcadis NV, (Netherlands), Reg. S, 4.88%, 02/28/2028	EUR	18,168	21,138
Cellnex Finance Co. SA, (Spain), Reg. S, 2.25%, 04/12/2026	EUR	2,000	2,205
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	320
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	393
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	1,014
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,088
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	374
Reg. S, 6.45%, 12/10/2031	GBP	225	323
Reg. S, 6.75%, 12/03/2026	GBP	150	208
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	1,010
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	313
Reg. S, 0.75%, 04/22/2033	EUR	200	183
Reg. S, 0.88%, 09/08/2032	EUR	400	375
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 1.75%, 04/26/2028	EUR	1,000	1,067

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,261

			50,102

Environmental Control — 0.0% (g)
Republic Services, Inc.,
5.00%, 12/15/2033		100	103
5.20%, 11/15/2034		80	84
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	185
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	19
Waste Management, Inc.,
2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	19
4.95%, 07/03/2031		130	135

			558

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp., 6.05%, 02/15/2026		620	630
Snap-on, Inc., 3.10%, 05/01/2050		10	7

			637

Machinery - Construction & Mining — 0.0% (g)
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,093
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,154
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	1,000	1,152

			3,399

Machinery - Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,418
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	491
Reg. S, 0.75%, 02/08/2032	EUR	2,500	2,379
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	1,046
1.25%, 11/09/2026	EUR	1,000	1,078
Flowserve Corp., 3.50%, 10/01/2030		12	11
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,582
0.93%, 12/15/2031	EUR	2,050	1,950
IDEX Corp.,
2.63%, 06/15/2031		155	137
3.00%, 05/01/2030		82	76
4.95%, 09/01/2029		690	705
Ingersoll Rand, Inc.,
5.40%, 08/14/2028		230	240
5.45%, 06/15/2034		590	620
5.70%, 08/14/2033		20	21
Nordson Corp.,
5.60%, 09/15/2028		95	99
5.80%, 09/15/2033		275	296
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		105	109
Otis Worldwide Corp., 2.29%, 04/05/2027		20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — continued
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		40	40
5.61%, 03/11/2034		40	42

			12,359

Miscellaneous Manufacturers — 0.3%
Alfa Laval Treasury International AB, (Sweden),
Reg. S, 0.88%, 02/18/2026	EUR	4,681	5,063
Reg. S, 1.38%, 02/18/2029	EUR	5,000	5,224
Carlisle Cos., Inc.,
2.20%, 03/01/2032		54	46
2.75%, 03/01/2030		10	9
Eaton Corp., 4.15%, 11/02/2042		15	14
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	1,045
1.00%, 06/05/2031	EUR	500	493
3.25%, 05/17/2028	EUR	2,100	2,375
3.38%, 05/17/2032	EUR	4,100	4,671
Knorr-Bremse AG, (Germany), Reg. S, 3.25%, 09/30/2032	EUR	5,775	6,387
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,993
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	6,402	6,965
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	19
Textron, Inc.,
2.45%, 03/15/2031		1,000	874
3.00%, 06/01/2030		130	120
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,575

			36,873

Packaging & Containers — 0.0% (g)
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,594
Berry Global, Inc., 5.50%, 04/15/2028		615	630
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	3,300	3,528
Packaging Corp. of America, 5.70%, 12/01/2033		6	6

			5,758

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		30	30

Transportation — 0.3%
Aurizon Network Pty Ltd., (Australia), Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,118
Brambles Finance plc, (United Kingdom), Reg. S, 1.50%, 10/04/2027	EUR	1,000	1,072
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		40	28
4.15%, 04/01/2045		10	9
4.45%, 01/15/2053		5	5
4.55%, 09/01/2044		160	151
4.95%, 09/15/2041		700	699
5.20%, 04/15/2054		900	928
5.40%, 06/01/2041		20	21
Canadian National Railway Co., (Canada), 6.13%, 11/01/2053		600	711
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	150
CSX Corp., 4.90%, 03/15/2055		10	10
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	666

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 0.50%, 04/09/2027	EUR	140	149
Reg. S, 0.63%, 04/15/2036	EUR	350	296
Reg. S, 0.63%, 12/08/2050	EUR	200	117
Reg. S, 1.00%, 12/17/2027	EUR	300	320
Reg. S, 1.13%, 12/18/2028	EUR	300	317
Reg. S, 1.13%, 05/29/2051	EUR	112	75
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,069
Reg. S, 1.38%, 04/16/2040	EUR	50	42
Reg. S, 1.63%, 08/16/2033	EUR	89	91
Reg. S, 1.88%, 05/24/2030	EUR	300	321
1.99%, 07/08/2030	AUD	200	118
Reg. S, 3.25%, 05/19/2033	EUR	300	346
Reg. S, 3.63%, 12/18/2037	EUR	193	225
Reg. S, 3.75%, 10/29/2025	AUD	1,000	684
Reg. S, 4.00%, 11/23/2043	EUR	300	358
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,473
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,550
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 4.13%, 05/23/2029	EUR	300	349
Reg. S, 4.50%, 05/23/2033	EUR	200	237
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,000	944
International Distribution Services plc, (United Kingdom), Reg. S, 5.25%, 09/14/2028	EUR	7,100	8,320
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	194
Reg. S, 0.38%, 09/17/2027	EUR	100	104
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,385
Reg. S, 1.00%, 09/17/2034	EUR	500	450
Reg. S, 1.38%, 04/21/2032	EUR	1,000	982
Reg. S, 2.63%, 09/14/2028	EUR	100	111
Reg. S, 4.00%, 06/12/2035	EUR	400	470
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	190	258
4.75%, 11/29/2035	GBP	200	276
Norfolk Southern Corp., 5.95%, 03/15/2064		660	730
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	360
3.00%, 10/24/2033	EUR	200	229
Reg. S, 3.38%, 05/18/2032	EUR	4	5
TOTE Maritime Alaska LLC, Series 45293, 6.37%, 04/15/2028		2,564	2,651
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,132

			34,306

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	730
5.55%, 05/01/2028 (e)		1,135	1,173
5.75%, 05/24/2026 (e)		860	876
6.05%, 08/01/2028 (e)		660	694

			3,473

Total Industrial			301,934

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 0.8%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		175	156
Apple, Inc.,
0.50%, 11/15/2031	EUR	1,600	1,544
1.38%, 05/24/2029	EUR	1,600	1,704
1.63%, 11/10/2026	EUR	1,125	1,231
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	14
3.05%, 07/31/2029	GBP	425	543
3.75%, 09/12/2047		1,000	860
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	57
2.30%, 09/14/2031		60	51
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	1,062
Reg. S, 3.63%, 06/24/2029	EUR	11,050	12,533
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,158
Fortinet, Inc., 2.20%, 03/15/2031		20	17
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,394
HP, Inc., 5.50%, 01/15/2033		90	95
IBM International Capital Pte Ltd., (Singapore), 4.90%, 02/05/2034		110	113
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	561	455
1.25%, 02/09/2034	EUR	1,000	943
4.88%, 02/06/2038	GBP	300	385
4.90%, 07/27/2052		100	96
Leidos, Inc.,
2.30%, 02/15/2031		60	52
4.38%, 05/15/2030		30	29
5.75%, 03/15/2033		30	32
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,665
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	71
Western Digital Corp., 3.10%, 02/01/2032		4	4

			26,267

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		989	951
3.25%, 02/15/2029		39	37
3.28%, 12/01/2028		113	107
3.57%, 12/01/2031		162	148
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		755	766

			2,021

Semiconductors — 0.2%
Analog Devices, Inc.,
1.70%, 10/01/2028		20	18
3.45%, 06/15/2027		30	30
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	6,000	5,865
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,219
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,178

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,986
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,235	2,763
3.19%, 11/15/2036 (e)		795	672
5.05%, 07/12/2029		1,605	1,653
Infineon Technologies AG, (Germany), Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,514
Intel Corp.,
4.75%, 03/25/2050		280	242
4.88%, 02/10/2028		30	30
5.60%, 02/21/2054		375	365
5.63%, 02/10/2043		225	224
5.90%, 02/10/2063		295	295
Marvell Technology, Inc.,
2.95%, 04/15/2031		30	27
5.75%, 02/15/2029		27	28
5.95%, 09/15/2033		19	21
Microchip Technology, Inc., 4.25%, 09/01/2025		3,650	3,634
Micron Technology, Inc.,
5.30%, 01/15/2031		145	151
6.75%, 11/01/2029		10	11
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
2.50%, 05/11/2031		70	61
3.40%, 05/01/2030		1,035	977
3.88%, 06/18/2026		590	585
Skyworks Solutions, Inc., 3.00%, 06/01/2031		73	64
Texas Instruments, Inc.,
1.75%, 05/04/2030		9	8
2.70%, 09/15/2051		30	20

			25,641

Software — 0.4%
Adobe, Inc., 2.30%, 02/01/2030		28	26
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	145
Electronic Arts, Inc., 1.85%, 02/15/2031		17	15
Fidelity National Information Services, Inc., 3.10%, 03/01/2041		180	139
Fiserv, Inc.,
1.63%, 07/01/2030	EUR	195	200
3.00%, 07/01/2031	GBP	1,000	1,182
3.50%, 07/01/2029		170	164
4.40%, 07/01/2049		87	77
4.50%, 05/24/2031	EUR	6,100	7,209
5.63%, 08/21/2033		1,060	1,122
Intuit, Inc.,
1.65%, 07/15/2030		28	24
5.20%, 09/15/2033		10	11
5.50%, 09/15/2053		20	21
Microsoft Corp.,
2.50%, 09/15/2050		10	7
2.53%, 06/01/2050		1,105	757
2.68%, 06/01/2060		75	49
3.13%, 12/06/2028	EUR	10,005	11,419

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Oracle Corp.,
2.30%, 03/25/2028		100	94
2.65%, 07/15/2026		30	29
2.95%, 04/01/2030		5	5
3.60%, 04/01/2050		1,365	1,038
3.65%, 03/25/2041		91	75
3.85%, 04/01/2060		14	11
3.95%, 03/25/2051		250	201
4.00%, 07/15/2046		325	269
4.10%, 03/25/2061		35	27
4.30%, 07/08/2034		309	299
4.50%, 07/08/2044		10	9
4.70%, 09/27/2034		110	110
5.38%, 09/27/2054		60	60
5.55%, 02/06/2053		538	550
6.25%, 11/09/2032		70	77
6.90%, 11/09/2052		305	367
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	65
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	37
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,187
Reg. S, 2.88%, 02/08/2034	GBP	2,500	2,786
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	7,043
Reg. S, 1.38%, 03/13/2030	EUR	200	209
Reg. S, 1.63%, 03/10/2031	EUR	14,500	15,122
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
VMware LLC, 4.50%, 05/15/2025		25	25

			53,268

Total Technology			107,197

Utilities — 2.3%
Electric — 1.9%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	186
Reg. S, 1.00%, 07/16/2029	EUR	100	101
Reg. S, 1.00%, 11/02/2033	EUR	100	89
Reg. S, 1.63%, 10/19/2027	EUR	200	216
Reg. S, 4.38%, 02/03/2034	EUR	100	117
Reg. S, 4.50%, 09/19/2030	EUR	200	238
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	100
Reg. S, 1.75%, 05/23/2028	EUR	130	139
Reg. S, 3.88%, 01/24/2031	EUR	500	574
AEP Texas, Inc.,
4.70%, 05/15/2032		885	887
5.45%, 05/15/2029		510	532
Series I, 2.10%, 07/01/2030		2,600	2,289
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10
AES Corp. (The), 2.45%, 01/15/2031		15	13
Alabama Power Co.,
3.00%, 03/15/2052		10	7

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
3.13%, 07/15/2051		7	5
3.75%, 09/01/2027		30	30
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	481
Alliander NV, (Netherlands),
Reg. S, 2.63%, 09/09/2027	EUR	400	445
Reg. S, 3.25%, 06/13/2028	EUR	600	680
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	877
5.55%, 07/01/2054		10	11
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	4
5.95%, 11/01/2032		10	11
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,321
Reg. S, 3.97%, 09/22/2032	EUR	800	930
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	20
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,432
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	7
4.55%, 06/01/2052		30	27
5.40%, 06/01/2053		10	10
5.65%, 06/01/2054		10	11
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		10	8
2.85%, 05/15/2051		50	34
4.25%, 10/15/2050		5	4
4.60%, 05/01/2053		5	5
5.15%, 11/15/2043		10	10
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	10
Series AD, 2.90%, 07/01/2050		25	17
Series AJ, 4.85%, 10/01/2052		10	10
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	5
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,553
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	422
Reg. S, 2.13%, 07/29/2032	EUR	100	102
Reg. S, 3.75%, 01/17/2036	EUR	200	225
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	881
Series 131, 2.75%, 09/01/2051		440	290
Series 132, 3.15%, 03/15/2032		60	55
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	347
Series A, 2.05%, 07/01/2031		905	780
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	36
3.60%, 06/15/2061		20	15
5.20%, 03/01/2033		10	10
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	234
Series C, 4.30%, 12/01/2056		740	646
Constellation Energy Generation LLC,
5.60%, 06/15/2042		10	10
6.50%, 10/01/2053		10	12
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	18
4.60%, 05/30/2029		10	10
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,297
6.25%, 10/15/2053		505	588
Dominion Energy, Inc.,
Series A, (CMT Index 5 Year + 2.39%), 6.88%, 02/01/2055 (aa)		70	75
Series B, 4.85%, 08/15/2052		25	23
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	68
DTE Electric Co.,
2.95%, 03/01/2050		5	4
3.70%, 03/15/2045		1,100	913
Series B, 3.25%, 04/01/2051		20	15
DTE Energy Co.,
2.85%, 10/01/2026		30	29
4.95%, 07/01/2027		560	570
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	8
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
Duke Energy Corp.,
2.45%, 06/01/2030		110	99
3.10%, 06/15/2028	EUR	2,150	2,394
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,462
4.50%, 08/15/2032		50	49
5.00%, 08/15/2052		30	29
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	7
Duke Energy Indiana LLC,
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Duke Energy Ohio, Inc., 4.30%, 02/01/2049		10	9
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	17
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,389
Reg. S, 6.13%, 07/06/2039	GBP	1,650	2,335
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	109
Reg. S, 3.50%, 01/12/2028	EUR	11,000	12,553
Eastern Power Networks plc, (United Kingdom), Reg. S, 5.38%, 02/26/2042	GBP	2,800	3,690
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	216
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	644
Reg. S, 1.00%, 11/29/2033	EUR	300	271
Reg. S, 1.88%, 10/13/2036	EUR	200	183
Reg. S, 2.00%, 12/09/2049	EUR	700	506
Reg. S, 4.25%, 01/25/2032	EUR	400	467
Reg. S, 4.38%, 10/12/2029	EUR	300	353
Reg. S, 4.38%, 06/17/2036	EUR	100	116
Reg. S, 4.63%, 01/25/2043	EUR	400	463
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,939
Reg. S, 4.75%, 06/17/2044	EUR	300	351
Reg. S, 5.13%, 09/22/2050	GBP	800	915
Reg. S, 5.50%, 03/27/2037	GBP	500	643
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,246
5.88%, 07/18/2031	GBP	465	640
Reg. S, 6.00%, 01/23/2114	GBP	600	741
Reg. S, 6.13%, 06/02/2034	GBP	600	832
Reg. S, 6.25%, 05/30/2028	GBP	3,000	4,192
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,185
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		45	40
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	100
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	104
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	578
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	188
Reg. S, 0.50%, 03/01/2033	EUR	97	86
Reg. S, 3.50%, 07/24/2028	EUR	120	137
Reg. S, 3.85%, 05/23/2030	EUR	400	464
Reg. S, 4.00%, 01/24/2035	EUR	100	116
Reg. S, 4.05%, 11/22/2029	EUR	200	235
Reg. S, 4.30%, 05/23/2034	EUR	100	118
Reg. S, 6.13%, 07/07/2039	EUR	40	56
Enel Finance International NV, (Netherlands),
Reg. S, 0.25%, 11/17/2025	EUR	2,000	2,165
Reg. S, 0.25%, 05/28/2026	EUR	3,000	3,204

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, SUB, 0.25%, 06/17/2027	EUR	627	654
Reg. S, 0.38%, 06/17/2027	EUR	1,000	1,050
Reg. S, 0.63%, 05/28/2029	EUR	10,000	9,982
Reg. S, SUB, 0.75%, 06/17/2030	EUR	3,000	2,931
Reg. S, 0.88%, 01/17/2031	EUR	3,000	2,907
Reg. S, 0.88%, 06/17/2036	EUR	5,700	4,679
Reg. S, 1.25%, 01/17/2035	EUR	741	672
3.50%, 04/06/2028 (e)		1,300	1,261
Reg. S, 3.88%, 03/09/2029	EUR	422	487
Enel SpA, (Italy),
Reg. S, 5.63%, 06/21/2027	EUR	2,000	2,408
Series 9.5Y, Reg. S, (EUR Swap Rate 5 Year + 2.01%), 1.88%, 06/08/2030 (x) (aa)	EUR	1,100	1,059
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	28
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	359
Reg. S, 0.75%, 07/02/2031	EUR	134	131
Reg. S, 0.88%, 04/28/2026	EUR	100	108
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	1,046
Reg. S, 0.38%, 10/26/2029	EUR	1,000	979
Reg. S, 0.50%, 10/24/2030	EUR	2,000	1,917
Reg. S, 1.00%, 10/26/2036	EUR	1,000	837
Reg. S, 1.75%, 03/27/2028	EUR	3,000	3,216
Reg. S, 2.00%, 09/28/2037	EUR	1,000	919
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,317
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	2,000
Reg. S, 3.75%, 09/06/2027	EUR	2,000	2,279
Reg. S, 5.00%, 10/01/2060	GBP	1,000	1,185
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.37%), 5.13%, 03/14/2033 (x) (aa)	EUR	4,400	5,020
5.63%, 04/10/2034 (e)		1,095	1,150
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,897
Entergy Arkansas LLC,
2.65%, 06/15/2051		85	54
4.20%, 04/01/2049		10	9
Entergy Corp., 0.90%, 09/15/2025		30	29
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,955
2.35%, 06/15/2032		30	26
3.12%, 09/01/2027		2,500	2,438
5.70%, 03/15/2054		44	47
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		20	19
5.55%, 09/15/2054		30	31
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	91
Reg. S, 1.13%, 06/11/2030	EUR	100	101
Reg. S, 1.88%, 06/14/2031	EUR	224	231
Reg. S, 2.13%, 06/08/2027	EUR	100	109
Reg. S, 3.75%, 01/25/2043	EUR	100	109
Reg. S, 4.00%, 10/03/2028	EUR	100	116

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 4.25%, 03/03/2036	EUR	100	119
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Eversource Energy,
3.38%, 03/01/2032		40	36
4.60%, 07/01/2027		100	101
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	203
Reg. S, 0.38%, 10/22/2032	EUR	390	345
Exelon Corp., 2.75%, 03/15/2027		20	19
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	450
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,098
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		35	24
3.95%, 03/01/2048		500	429
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	11
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	93
Reg. S, 3.88%, 03/18/2031	EUR	200	231
Reg. S, 3.88%, 05/02/2034	EUR	300	345
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 3.88%, 05/09/2033	EUR	3,500	4,033
Reg. S, 4.00%, 07/06/2032	EUR	200	233
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	214
Reg. S, 4.50%, 05/26/2033	EUR	300	357
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,392
5.13%, 05/15/2052		17	17
Series B, 3.70%, 01/30/2050		10	8
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	149
Reg. S, 0.88%, 07/05/2027	EUR	100	106
Reg. S, 1.00%, 04/25/2034	EUR	200	176
Reg. S, 4.25%, 04/20/2033	EUR	100	117
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)	EUR	3,000	3,252
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,071
Idaho Power Co., 5.80%, 04/01/2054		5	5
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	210
Reg. S, 2.00%, 05/21/2030	EUR	110	110
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	552
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,187
Kentucky Utilities Co., 3.30%, 06/01/2050		5	4
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
National Grid Electricity Distribution East Midlands plc, (United Kingdom), Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,413
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,684
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	358
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	1,001
Reg. S, 0.55%, 09/18/2029	EUR	175	172
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,315
5.42%, 01/11/2034		10	10
National Rural Utilities Cooperative Finance Corp.,
3.45%, 06/15/2025		10	10
5.80%, 01/15/2033		30	32
Naturgy Finance Iberia SA, (Spain),
Reg. S, 1.25%, 01/15/2026	EUR	3,900	4,245
Reg. S, 1.25%, 04/19/2026	EUR	1,000	1,087
Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,061
Nevada Power Co., 6.00%, 03/15/2054		5	5
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,054
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	141
4.63%, 07/15/2027		20	20
5.25%, 02/28/2053		365	366
5.55%, 03/15/2054		285	297
5.75%, 09/01/2025		10	10
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	141
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	200
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,280
2.60%, 06/01/2051		25	16
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,075
2.45%, 12/02/2027 (e)		2,275	2,131
NSTAR Electric Co., 4.55%, 06/01/2052		470	431
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Ohio Power Co., Series R, 2.90%, 10/01/2051		5	3
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	766
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	7
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
4.60%, 06/01/2052		15	14
4.95%, 09/15/2052		20	19
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	13,992	13,848
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,087
Reg. S, 5.75%, 04/09/2040	GBP	425	576

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	64
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	708
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	27
4.95%, 07/01/2050		800	727
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		20	21
6.75%, 01/15/2053		10	11
PacifiCorp.,
2.90%, 06/15/2052		720	465
3.30%, 03/15/2051		1,750	1,233
4.13%, 01/15/2049		165	137
4.15%, 02/15/2050		110	91
5.30%, 02/15/2031		30	31
5.35%, 12/01/2053		5	5
5.50%, 05/15/2054		10	10
PECO Energy Co.,
2.80%, 06/15/2050		50	34
3.05%, 03/15/2051		435	308
4.60%, 05/15/2052		270	251
4.90%, 06/15/2033		1,640	1,681
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	953
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	39
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		985	1,007
5.25%, 05/15/2053		10	10
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	10
5.75%, 05/15/2054		665	719
Series 38, 4.10%, 06/01/2032		20	20
Series 39, 4.50%, 06/01/2052		20	18
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	6
3.00%, 03/01/2051		20	14
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	954
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	4,800	5,401
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	999
Reg. S, 1.75%, 01/18/2028	EUR	1,000	1,076
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.75%, 01/12/2034	EUR	100	90

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 1.13%, 07/08/2040	EUR	200	158
Reg. S, 1.13%, 09/09/2049	EUR	100	67
Reg. S, 1.50%, 09/27/2030	EUR	100	103
Reg. S, 1.63%, 11/27/2025	EUR	300	329
Reg. S, 2.00%, 04/18/2036	EUR	100	97
Reg. S, 3.50%, 12/07/2031	EUR	400	456
Reg. S, 3.50%, 04/30/2033	EUR	200	227
Reg. S, 3.50%, 10/02/2036 (w)	EUR	100	111
Reg. S, 3.75%, 07/04/2035	EUR	200	228
Reg. S, 3.75%, 04/30/2044	EUR	200	221
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,202
Reg. S, 4.13%, 02/13/2035	EUR	1,425	1,658
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		800	683
5.55%, 04/15/2054		10	11
Series WWW, 2.95%, 08/15/2051		5	4
Series XXX, 3.00%, 03/15/2032		30	27
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,483
Sempra,
(CMT Index 5 Year + 2.87%), 4.13%, 04/01/2052 (aa)		105	100
5.50%, 08/01/2033		10	10
(CMT Index 5 Year + 2.63%), 6.40%, 10/01/2054 (aa)		50	50
Southern California Edison Co.,
2.75%, 02/01/2032		40	36
3.45%, 02/01/2052		40	30
3.65%, 02/01/2050		10	8
4.00%, 04/01/2047		140	117
4.05%, 03/15/2042		900	776
4.65%, 10/01/2043		500	466
5.20%, 06/01/2034		10	10
5.88%, 12/01/2053		10	11
Series B, 3.65%, 03/01/2028		5	5
Series C, 4.13%, 03/01/2048		265	223
Southern Co. (The),
5.20%, 06/15/2033		20	21
5.70%, 10/15/2032		10	11
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	14
Southwestern Electric Power Co.,
3.25%, 11/01/2051		35	24
5.30%, 04/01/2033		20	20
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	792
Series 8, 3.15%, 05/01/2050		20	14
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	112
SSE plc, (United Kingdom),
Reg. S, 1.38%, 09/04/2027	EUR	3,000	3,217
Reg. S, 6.25%, 08/27/2038	GBP	3,000	4,344

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	488
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	296
Reg. S, 0.88%, 10/24/2025	EUR	100	109
Reg. S, 1.38%, 09/19/2028	EUR	200	211
Reg. S, 2.38%, 06/03/2030	EUR	400	431
System Energy Resources, Inc., 6.00%, 04/15/2028		190	199
Tampa Electric Co., 4.30%, 06/15/2048		10	9
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	3,550	3,790
TenneT Holding BV, (Netherlands),
Reg. S, 0.50%, 11/30/2040	EUR	200	144
Reg. S, 0.88%, 06/03/2030	EUR	120	120
Reg. S, 0.88%, 06/16/2035	EUR	300	264
Reg. S, 1.00%, 06/13/2026	EUR	200	216
Reg. S, 1.13%, 06/09/2041	EUR	300	236
Reg. S, 1.38%, 06/26/2029	EUR	100	105
Reg. S, 1.63%, 11/17/2026	EUR	450	488
Reg. S, 2.00%, 06/05/2034	EUR	100	101
Reg. S, 2.75%, 05/17/2042	EUR	200	195
Reg. S, 4.25%, 04/28/2032	EUR	200	238
Reg. S, 4.50%, 10/28/2034	EUR	500	611
Reg. S, 4.75%, 10/28/2042	EUR	100	122
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	825	782
Reg. S, 0.75%, 07/24/2032	EUR	200	186
Reg. S, 1.00%, 10/11/2028	EUR	1,000	1,043
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,283
Reg. S, 3.50%, 01/17/2031	EUR	7,100	8,031
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	26
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,247
Union Electric Co.,
2.15%, 03/15/2032		40	34
3.90%, 04/01/2052		30	25
5.20%, 04/01/2034		65	68
Vattenfall AB, (Sweden), Reg. S, 3.88%, 11/24/2025	SEK	2,000	199
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	75
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	280
5.35%, 01/15/2054		5	5
5.45%, 04/01/2053		10	11
Series B, 3.80%, 09/15/2047		10	8
Series C, 4.63%, 05/15/2052		10	9
WEC Energy Group, Inc.,
3.55%, 06/15/2025		7	7
5.00%, 09/27/2025		30	30
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	9
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Xcel Energy, Inc.,
1.75%, 03/15/2027		10	10
4.60%, 06/01/2032		165	163
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	105

			254,411

Gas — 0.3%
APA Infrastructure Ltd., (Australia),
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,166
Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,032
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,983
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,354
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	151
5.75%, 10/15/2052		10	11
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,631
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	21
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,103
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,080
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,702
National Grid North America, Inc., Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,690
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	82
Reg. S, 3.38%, 07/11/2034	EUR	200	228
Reg. S, 3.88%, 04/29/2044	EUR	200	230
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		10	10
5.40%, 06/30/2033		10	10
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	61
ONE Gas, Inc., 4.25%, 09/01/2032		10	10
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,367
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	548
Snam SpA, (Italy),
Reg. S, 0.00%, 12/07/2028	EUR	500	493
Reg. S, 0.88%, 10/25/2026	EUR	6,000	6,430
Southern California Gas Co.,
5.05%, 09/01/2034		865	891
Series WW, 3.95%, 02/15/2050		40	33
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032		10	10
5.75%, 09/15/2033		10	11
Series 20-A, 1.75%, 01/15/2031		3,700	3,135
Series 21A, 3.15%, 09/30/2051		5	4
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,165
Southwest Gas Corp., 4.05%, 03/15/2032		15	14

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	180
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,010
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	670

			32,546

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	40
American Water Capital Corp.,
4.15%, 06/01/2049		10	9
4.45%, 06/01/2032		40	40
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,019
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,169
Reg. S, 5.63%, 04/29/2033	GBP	425	560
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 0.88%, 01/31/2028	EUR	2,375	1,903
United Utilities Water Finance plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2033	GBP	900	935
Reg. S, 5.75%, 05/28/2051	GBP	3,275	4,226
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,943
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,173

			16,036

Total Utilities			302,993

Total Corporate Bonds (Cost $3,314,008)			3,447,057

Foreign Government Securities — 54.7%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	468
Reg. S, 3.13%, 09/28/2037	EUR	300	323
Reg. S, 3.63%, 05/25/2043	EUR	100	110
Reg. S, 4.13%, 10/03/2038	EUR	100	118
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	98
Reg. S, 0.55%, 10/31/2031	EUR	200	188
Reg. S, 0.95%, 04/30/2027	EUR	200	213
Reg. S, 3.25%, 05/31/2029	EUR	800	904
Reg. S, 3.50%, 07/30/2028	EUR	100	114
Reg. S, 3.50%, 07/30/2029	EUR	200	229
Reg. S, 3.50%, 04/30/2032	EUR	100	115
Reg. S, 3.65%, 04/30/2034	EUR	100	114
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	275
Reg. S, 0.25%, 07/21/2026	EUR	1,100	1,175
Reg. S, 0.25%, 06/29/2029	EUR	400	396
Reg. S, 0.38%, 05/25/2036	EUR	500	401
Reg. S, 0.50%, 05/25/2030	EUR	200	196
Reg. S, 0.50%, 05/31/2035	EUR	500	426
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,690

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.13%, 03/02/2037	EUR	300	261
Reg. S, 1.50%, 10/31/2034	EUR	900	865
Reg. S, 1.63%, 05/25/2032	EUR	200	202
Reg. S, 3.00%, 01/17/2034	EUR	300	332
Reg. S, 3.38%, 05/25/2033	EUR	500	572
Reg. S, 3.50%, 02/25/2033	EUR	100	115
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	515
Reg. S, 0.00%, 03/20/2031	EUR	100	93
Reg. S, 0.13%, 06/20/2026	EUR	400	427
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,052
Reg. S, 3.00%, 03/20/2030	EUR	300	336
Reg. S, 3.13%, 03/20/2034	EUR	200	223
Reg. S, 3.25%, 12/20/2031	EUR	400	453
Reg. S, 3.63%, 06/20/2038	EUR	100	113
Agricultural Development Bank of China, (China),
2.87%, 05/14/2027	CNY	44,200	6,449
2.91%, 02/21/2029	CNY	18,000	2,655
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,004
3.48%, 02/04/2028	CNY	10,400	1,552
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,199
Series 1618, 3.58%, 04/22/2026	CNY	10,000	1,463
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,920
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,495
Series 1906, 3.74%, 07/12/2029	CNY	55,100	8,464
Series 1908, 3.63%, 07/19/2026	CNY	136,000	19,990
Series 2004, 2.96%, 04/17/2030	CNY	94,300	14,018
Series 2010, 3.79%, 10/26/2030	CNY	5,000	778
Series 2103, 3.35%, 03/24/2026	CNY	37,000	5,392
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,939
Series 2108, 2.99%, 08/11/2026	CNY	126,000	18,326
Series 2110, 3.30%, 11/05/2031	CNY	125,800	19,148
Series 2202, 2.74%, 02/23/2027	CNY	9,800	1,425
Series 2205, 3.06%, 06/06/2032	CNY	61,400	9,216
Series 2207, 2.50%, 08/24/2027	CNY	68,300	9,892
Series 2210, 2.97%, 10/14/2032	CNY	135,300	20,222
Series 2212, 2.60%, 12/01/2025	CNY	7,200	1,036
Series 2301, 3.01%, 03/16/2030	CNY	10,000	1,488
Series 2302, 3.10%, 02/27/2033	CNY	59,600	8,989
Series 2303, 2.90%, 03/08/2028	CNY	137,900	20,245
Series 2304, 2.72%, 03/16/2026	CNY	3,200	462
Series 2307, 2.63%, 06/07/2028	CNY	115,300	16,780
Series 2310, 2.83%, 06/16/2033	CNY	43,500	6,433
Series 2313, 2.35%, 09/07/2026	CNY	130,700	18,795
Series 2320, 2.85%, 10/20/2033	CNY	27,900	4,139
Series 2410, 2.47%, 04/02/2034	CNY	25,000	3,598
Series 2420, 2.30%, 07/04/2034	CNY	18,400	2,612
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	851
Reg. S, 1.25%, 05/06/2031	EUR	1,000	983
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	197

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.25%, 11/17/2031	EUR	200	188
Reg. S, 1.00%, 01/19/2027	EUR	300	323
Reg. S, 1.50%, 11/28/2025	CHF	300	358
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	5,470	3,892
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	3,200	2,181
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	1,015
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	4,040	2,818
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	820	547
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,730	1,068
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	7,880	5,211
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	1,926	1,044
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	6,428	4,308
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	605	401
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	8,465	5,502
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,480	1,390
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	4,300	2,572
Series 158, 1.25%, 05/21/2032	AUD	7,510	4,296
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	2,850	1,673
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	3,490	2,318
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	1,860	726
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	1,730	986
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	4,960	3,229
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	5,800	3,408
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	4,720	3,023
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	3,040	2,063
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	5,060	3,350
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	1,120	795
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	243
Reg. S, 4.50%, 10/23/2034	AUD	400	268
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	700	701
Reg. S, 0.10%, 07/16/2035	EUR	100	84
Reg. S, 2.75%, 06/11/2032	EUR	300	339
Reg. S, 2.75%, 06/20/2033	EUR	130	146
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	346
Reg. S, 1.38%, 04/30/2029	EUR	30	32
Reg. S, 3.40%, 04/30/2034	EUR	500	569
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	115
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	158
Reg. S, 0.42%, 04/30/2031	EUR	300	287
Reg. S, 1.57%, 04/30/2029	EUR	200	213
Reg. S, 1.72%, 04/30/2032	EUR	110	113
Reg. S, 1.77%, 04/30/2028	EUR	200	217
Reg. S, 2.82%, 10/31/2029	EUR	100	112
Reg. S, 3.46%, 04/30/2034	EUR	300	346
Reg. S, 3.60%, 04/30/2033	EUR	400	467
4.30%, 09/15/2026	EUR	500	575

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	169
Reg. S, 2.16%, 04/06/2032	EUR	300	312
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	328
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	285
Reg. S, 0.45%, 04/30/2032	EUR	200	187
Reg. S, 0.85%, 04/30/2030	EUR	50	51
Reg. S, 1.75%, 03/16/2026	EUR	170	187
Reg. S, 3.40%, 04/30/2034	EUR	300	345
Reg. S, 3.50%, 04/30/2033	EUR	100	117
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	589
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	667
Reg. S, 0.00%, 01/20/2031	EUR	200	191
Reg. S, 0.01%, 10/05/2032	EUR	500	455
Reg. S, 0.10%, 01/15/2030	EUR	320	316
Reg. S, 0.13%, 04/11/2026	EUR	530	571
Reg. S, 0.13%, 04/19/2033	EUR	700	632
Reg. S, 0.13%, 07/09/2035	EUR	580	490
Reg. S, 0.25%, 11/22/2036	EUR	300	246
Reg. S, 0.63%, 06/19/2027	EUR	650	693
Reg. S, 0.75%, 01/11/2028	EUR	500	530
Reg. S, 0.81%, 06/28/2049	EUR	200	133
Reg. S, 0.88%, 10/17/2035	EUR	100	92
Reg. S, 0.88%, 10/24/2036	EUR	400	357
Reg. S, 1.25%, 03/30/2037	EUR	200	185
Reg. S, 1.50%, 03/29/2038	EUR	190	177
Reg. S, 1.50%, 07/15/2039	EUR	170	155
Reg. S, 1.88%, 07/13/2032	EUR	820	869
Reg. S, 2.75%, 10/04/2027	EUR	1,910	2,156
Reg. S, 2.75%, 04/05/2029	EUR	300	339
Reg. S, 2.75%, 01/11/2034	EUR	300	336
Reg. S, 3.00%, 02/23/2028	EUR	600	684
Reg. S, 3.00%, 04/23/2030	EUR	500	573
Reg. S, 3.00%, 01/11/2033	EUR	500	573
Reg. S, 3.25%, 08/29/2033	EUR	550	642
Reg. S, 3.50%, 09/27/2038	EUR	100	118
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	327
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2028	EUR	300	301
Reg. S, 0.25%, 03/29/2030	EUR	200	195
Reg. S, 0.25%, 06/04/2031	EUR	200	188
Reg. S, 0.63%, 05/25/2026	EUR	500	540
Reg. S, 0.88%, 09/26/2028	EUR	200	208
Reg. S, 2.13%, 11/29/2027	EUR	400	440
Reg. S, 2.88%, 11/25/2029	EUR	500	561
Reg. S, 3.00%, 09/10/2026	EUR	1,800	2,022
Reg. S, 3.38%, 11/25/2032	EUR	200	230
Reg. S, 3.38%, 05/25/2034	EUR	1,000	1,142
Reg. S, 3.50%, 09/27/2027	EUR	200	229

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	876
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,163
Reg. S, 4.50%, 01/27/2033	EUR	6,000	7,180
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,207
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	893
Bundesobligation, (Germany),
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	14,576	15,723
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	3,690	3,946
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,209
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	4,080	4,465
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,506
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	650	737
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	2,950	3,305
Series G, Reg. S, 0.00%, 10/10/2025	EUR	1,400	1,522
Series G, Reg. S, 2.10%, 04/12/2029	EUR	8,940	10,020
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	5,510	5,911
Reg. S, 0.00%, 11/15/2027	EUR	2,951	3,098
Reg. S, 0.00%, 11/15/2028	EUR	1,385	1,429
Reg. S, 0.00%, 08/15/2029	EUR	5,432	5,521
Reg. S, 0.00%, 02/15/2030	EUR	7,293	7,338
Reg. S, 0.00%, 08/15/2030	EUR	1,540	1,535
Reg. S, 0.00%, 02/15/2031	EUR	1,739	1,716
Reg. S, 0.00%, 08/15/2031	EUR	3,460	3,376
Reg. S, 0.00%, 02/15/2032	EUR	6,744	6,505
Reg. S, 0.00%, 05/15/2035	EUR	2,829	2,502
Reg. S, 0.00%, 05/15/2036	EUR	2,870	2,468
Reg. S, 0.00%, 08/15/2050	EUR	9,701	5,798
Reg. S, 0.00%, 08/15/2052	EUR	6,475	3,689
Reg. S, 0.25%, 02/15/2027	EUR	4,730	5,065
Reg. S, 0.25%, 08/15/2028	EUR	2,899	3,036
Reg. S, 0.25%, 02/15/2029	EUR	4,610	4,789
Reg. S, 0.50%, 02/15/2026	EUR	5,197	5,658
Reg. S, 0.50%, 08/15/2027	EUR	6,576	7,045
Reg. S, 0.50%, 02/15/2028	EUR	6,910	7,355
Reg. S, 1.00%, 05/15/2038	EUR	5,082	4,777
Reg. S, 1.25%, 08/15/2048	EUR	6,290	5,492
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,519
Reg. S, 1.80%, 08/15/2053	EUR	4,760	4,586
Reg. S, 2.10%, 11/15/2029	EUR	3,620	4,059
Reg. S, 2.20%, 02/15/2034	EUR	3,660	4,110
Reg. S, 2.30%, 02/15/2033	EUR	6,930	7,874
Reg. S, 2.40%, 11/15/2030	EUR	4,370	4,981
Reg. S, 2.50%, 07/04/2044	EUR	6,635	7,422
Reg. S, 2.50%, 08/15/2046	EUR	5,146	5,759
Reg. S, 2.50%, 08/15/2054	EUR	2,705	3,037
Reg. S, 2.60%, 08/15/2034	EUR	2,520	2,922
Reg. S, 3.25%, 07/04/2042	EUR	3,326	4,128
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,963
Reg. S, 4.25%, 07/04/2039	EUR	7,684	10,509
Reg. S, 4.75%, 07/04/2034	EUR	9,511	13,024

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.75%, 07/04/2040	EUR	2,264	3,286
Reg. S, 5.50%, 01/04/2031	EUR	300	403
Reg. S, 5.63%, 01/04/2028	EUR	780	969
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,382
Reg. S, 6.50%, 07/04/2027	EUR	16,810	20,965
Reg. S, 2.60%, 08/15/2033	EUR	2,180	2,532
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,316
Series G, Reg. S, 0.00%, 08/15/2031	EUR	9,760	9,522
Series G, Reg. S, 0.00%, 08/15/2050	EUR	1,102	660
Series G, Reg. S, 1.80%, 08/15/2053	EUR	2,408	2,323
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	2,102
Bundesschatzanweisungen, (Germany),
Reg. S, 2.90%, 06/18/2026	EUR	3,120	3,517
Series 2Y, Reg. S, 3.10%, 12/12/2025	EUR	2,130	2,393
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	205
Reg. S, 0.00%, 05/25/2029	EUR	500	494
Reg. S, 0.00%, 11/25/2030	EUR	700	662
Reg. S, 0.00%, 05/25/2031	EUR	1,000	932
Reg. S, 0.13%, 09/15/2031	EUR	300	279
Reg. S, 0.45%, 01/19/2032	EUR	800	757
Reg. S, 0.60%, 11/25/2029	EUR	600	603
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,524
Reg. S, 1.75%, 11/25/2027	EUR	700	763
Reg. S, 2.75%, 09/24/2027	EUR	400	449
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,689
Reg. S, 2.75%, 11/25/2032	EUR	400	443
Reg. S, 2.88%, 05/25/2027	EUR	700	788
Reg. S, 3.00%, 05/25/2028	EUR	800	905
Reg. S, 3.00%, 11/25/2031	EUR	600	679
Reg. S, 3.13%, 03/01/2030	EUR	1,000	1,141
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,564
Caisse des Depots et Consignations, (France),
Reg. S, 3.00%, 11/25/2027	EUR	400	452
Reg. S, 3.00%, 05/25/2028	EUR	100	113
Reg. S, 3.00%, 05/25/2029	EUR	400	453
Reg. S, 3.13%, 05/25/2033	EUR	200	226
Caisse Francaise de Financement Local, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	93
Reg. S, 0.50%, 01/19/2026	EUR	100	108
Reg. S, 1.25%, 05/11/2032	EUR	100	100
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,655
Reg. S, 3.13%, 11/24/2033	EUR	100	114
Reg. S, 3.13%, 05/17/2039	EUR	100	113
Reg. S, 3.63%, 01/17/2029	EUR	100	116
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	142
1.25%, 03/01/2025	CAD	1,115	816
1.50%, 06/01/2031	CAD	600	408
1.75%, 12/01/2053	CAD	400	218
2.00%, 06/01/2032	CAD	600	417
2.00%, 12/01/2051	CAD	530	310

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.50%, 03/01/2028	CAD	500	379
3.50%, 09/01/2029	CAD	100	77
3.50%, 12/01/2045	CAD	2,090	1,636
4.00%, 06/01/2041	CAD	150	124
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 11/10/2033	CHF	700	777
Reg. S, 0.10%, 06/23/2045	CHF	50	51
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	309
Reg. S, 2.00%, 04/20/2027	EUR	200	219
Reg. S, 3.63%, 01/13/2030	EUR	400	456
Reg. S, 3.88%, 02/13/2029	EUR	200	230
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,157
5.60%, 11/25/2039 (e)		250	271
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,002
1.25%, 01/22/2051	EUR	6,900	4,417
1.30%, 07/26/2036	EUR	1,000	872
2.55%, 07/27/2033		200	171
4.13%, 07/05/2034	EUR	4,047	4,704
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,193
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,449
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,939
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,129
Reg. S, 4.50%, 11/13/2028	CNH	2,500	391
Series 1605, 3.80%, 01/25/2036	CNY	98,000	15,928
Series 1613, 3.05%, 08/25/2026	CNY	208,000	30,292
Series 1710, 4.04%, 04/10/2027	CNY	244,900	36,711
Series 1715, 4.24%, 08/24/2027	CNY	20,000	3,035
Series 1810, 4.04%, 07/06/2028	CNY	139,200	21,299
Series 1814, 4.15%, 10/26/2025	CNY	7,200	1,052
Series 1904, 3.68%, 02/26/2026	CNY	700	102
Series 1905, 3.48%, 01/08/2029	CNY	328,200	49,552
Series 1910, 3.65%, 05/21/2029	CNY	286,500	43,724
Series 1915, 3.45%, 09/20/2029	CNY	66,300	10,060
Series 2004, 3.43%, 01/14/2027	CNY	14,500	2,137
Series 2005, 3.07%, 03/10/2030	CNY	41,600	6,220
Series 2009, 3.39%, 07/10/2027	CNY	28,000	4,148
Series 2010, 3.09%, 06/18/2030	CNY	36,000	5,390
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,796
Series 2104, 3.40%, 01/08/2028	CNY	8,000	1,192
Series 2105, 3.66%, 03/01/2031	CNY	64,700	10,011
Series 2108, 2.83%, 09/10/2026	CNY	16,800	2,438
Series 2110, 3.41%, 06/07/2031	CNY	81,400	12,454
Series 2115, 3.12%, 09/13/2031	CNY	83,800	12,632
Series 2204, 2.99%, 03/01/2029	CNY	4,000	593
Series 2205, 3.00%, 01/17/2032	CNY	182,200	27,242
Series 2210, 2.98%, 04/22/2032	CNY	52,700	7,871
Series 2215, 2.96%, 07/18/2032	CNY	120,600	17,994
Series 2220, 2.77%, 10/24/2032	CNY	166,600	24,537

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2305, 3.02%, 03/06/2033	CNY	97,300	14,621
Series 2307, 2.25%, 07/06/2026	CNY	35,400	5,081
Series 2310, 2.82%, 05/22/2033	CNY	95,400	14,110
Series 2315, 2.69%, 09/11/2033	CNY	110,000	16,115
Series 2318, 2.35%, 10/16/2025	CNY	3,500	502
Series 2402, 2.34%, 01/05/2027	CNY	35,000	5,041
Series 2405, 2.63%, 01/08/2034	CNY	17,200	2,510
Series 2415, 2.26%, 07/19/2034	CNY	28,500	4,050
China Government Bond, (China),
2.11%, 08/25/2034	CNY	64,900	9,193
2.18%, 08/15/2026	CNY	171,500	24,704
2.27%, 05/25/2034	CNY	60,000	8,606
2.28%, 03/25/2031	CNY	22,600	3,284
2.30%, 05/15/2026	CNY	127,800	18,442
2.35%, 02/25/2034	CNY	33,600	4,846
2.37%, 01/20/2027	CNY	283,000	41,084
2.40%, 07/15/2028	CNY	55,000	8,004
2.44%, 10/15/2027	CNY	602,200	87,749
2.46%, 02/15/2026	CNY	470,000	67,741
2.48%, 04/15/2027	CNY	148,300	21,591
2.48%, 09/25/2028	CNY	117,900	17,230
2.52%, 08/25/2033	CNY	54,500	7,964
2.60%, 09/15/2030	CNY	172,700	25,354
2.60%, 09/01/2032	CNY	307,900	45,238
2.62%, 04/15/2028	CNY	25,000	3,666
2.62%, 09/25/2029	CNY	56,000	8,279
2.62%, 06/25/2030	CNY	264,500	38,831
2.65%, 03/25/2074	CNY	73,900	11,430
2.67%, 05/25/2033	CNY	54,800	8,095
2.67%, 11/25/2033	CNY	70,300	10,398
2.68%, 05/21/2030	CNY	517,300	76,184
2.69%, 08/15/2032	CNY	33,400	4,937
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,605
2.75%, 06/15/2029	CNY	132,500	19,635
2.75%, 02/17/2032	CNY	221,300	32,857
2.76%, 05/15/2032	CNY	208,500	30,990
2.80%, 03/24/2029	CNY	283,600	42,042
2.80%, 03/25/2030	CNY	14,000	2,085
2.80%, 11/15/2032	CNY	69,400	10,366
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,469
2.85%, 06/04/2027	CNY	272,800	40,107
2.88%, 02/25/2033	CNY	9,000	1,352
2.89%, 11/18/2031	CNY	187,300	28,176
3.00%, 10/15/2053	CNY	4,600	748
3.12%, 10/25/2052	CNY	173,600	28,595
3.19%, 04/15/2053	CNY	9,400	1,569
3.27%, 03/25/2073	CNY	117,870	21,192
Reg. S, 3.31%, 11/30/2025	CNH	2,000	291
3.32%, 04/15/2052	CNY	301,030	50,172
Reg. S, 3.38%, 11/21/2024	CNH	3,000	429
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,521
3.39%, 03/16/2050	CNY	49,540	8,441

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.53%, 10/18/2051	CNY	133,600	23,462
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,990
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,299
3.72%, 04/12/2051	CNY	97,700	17,517
3.73%, 05/25/2070	CNY	14,670	2,890
3.81%, 09/14/2050	CNY	87,700	15,966
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,826
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,213
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,013
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,040
Reg. S, 4.15%, 12/12/2031	CNH	3,000	479
Reg. S, 4.29%, 05/22/2029	CNH	3,000	469
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,701
Series 1908, 4.00%, 06/24/2069	CNY	5,000	1,024
Series 2216, 2.50%, 07/25/2027	CNY	81,700	11,901
China Government International Bond, (China), Reg. S, 0.13%, 11/12/2026	EUR	8,700	9,184
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	45
City of Montreal Canada, (Canada), 1.75%, 09/01/2030	CAD	500	339
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	157
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	202
2.65%, 12/20/2027	CAD	565	410
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	183
2.95%, 04/28/2035	CAD	200	136
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	117
Communaute Francaise de Belgique, (Belgium),
Reg. S, 0.25%, 01/23/2030	EUR	300	294
Reg. S, 1.63%, 05/03/2032	EUR	200	203
Reg. S, 3.38%, 06/22/2034	EUR	200	228
Reg. S, 3.75%, 06/22/2033	EUR	100	117
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	287
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	217
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,692
Reg. S, 0.75%, 07/15/2049	EUR	600	399
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,095
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	311
Reg. S, 1.50%, 06/17/2031	EUR	120	123
Reg. S, 1.75%, 03/04/2041	EUR	500	449
Reg. S, 2.70%, 06/15/2028	EUR	510	569
Reg. S, 2.88%, 04/22/2032	EUR	520	579
Reg. S, 3.00%, 03/20/2027	EUR	300	336
Reg. S, 3.38%, 03/12/2034	EUR	1,230	1,402
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	237
Reg. S, 0.95%, 01/20/2032	EUR	300	295
Reg. S, 1.25%, 01/21/2040	EUR	720	592
Reg. S, 2.25%, 04/16/2050	EUR	10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.75%, 05/03/2049	EUR	230	226
Reg. S, 3.25%, 06/27/2031	EUR	239	275
Reg. S, 4.13%, 04/13/2033	EUR	360	438
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	246
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	112
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,669
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	739
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	671
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	25,480	1,080
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,476
Series 103, 2.00%, 10/13/2033	CZK	20,000	769
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,282
Series 121, 1.20%, 03/13/2031	CZK	27,250	1,046
Series 125, 1.50%, 04/24/2040	CZK	22,990	724
Series 130, 0.05%, 11/29/2029	CZK	13,030	486
Series 138, 1.75%, 06/23/2032	CZK	20,400	791
Series 142, 1.95%, 07/30/2037	CZK	12,960	459
Series 145, 3.50%, 05/30/2035	CZK	11,300	486
Series 148, 6.00%, 02/26/2026	CZK	5,910	270
Series 149, 5.50%, 12/12/2028	CZK	10,640	509
Series 150, 5.00%, 09/30/2030	CZK	4,140	198
Series 151, 4.90%, 04/14/2034	CZK	22,710	1,093
Series 152, 6.20%, 06/16/2031	CZK	17,600	904
Series 153, 5.75%, 03/29/2029	CZK	18,100	878
Series 154, 4.50%, 11/11/2032	CZK	14,800	693
Series 156, 3.00%, 03/03/2033	CZK	13,630	572
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	8,661	744
0.50%, 11/15/2027	DKK	20,078	2,880
0.50%, 11/15/2029	DKK	13,494	1,884
1.75%, 11/15/2025	DKK	5,460	812
2.25%, 11/15/2033	DKK	9,720	1,479
4.50%, 11/15/2039	DKK	17,230	3,286
Series G, 0.00%, 11/15/2031	DKK	960	126
Series G, 2.25%, 11/15/2033	DKK	3,650	556
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,862
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,092
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,105
4.75%, 11/26/2027	EUR	900	1,070
Series 86, 0.24%, 10/13/2027	JPY	100,000	689
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	100	112
Estonia Government International Bond, (Estonia),
Reg. S, 0.13%, 06/10/2030	EUR	200	192
Reg. S, 3.25%, 01/17/2034	EUR	400	452
Reg. S, 4.00%, 10/12/2032	EUR	290	347
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,493
Reg. S, 0.00%, 01/20/2031	EUR	9,600	9,157
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,916

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.05%, 01/18/2052	EUR	1,000	504
Reg. S, 0.63%, 10/16/2026	EUR	100	108
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,649
Reg. S, 0.88%, 04/10/2035	EUR	15,900	14,704
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,880
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,726
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,705
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,748
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,496
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,155
Reg. S, 2.88%, 02/13/2034	EUR	10,000	11,300
Reg. S, 3.00%, 12/15/2028	EUR	2,000	2,284
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,512
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	2,900	2,844
Reg. S, 0.01%, 10/15/2031	EUR	7,900	7,430
Reg. S, 0.50%, 03/05/2029	EUR	6,000	6,176
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,887
Reg. S, 0.88%, 07/18/2042	EUR	1,020	806
Reg. S, 1.75%, 10/20/2045	EUR	1,050	949
Reg. S, 1.80%, 11/02/2046	EUR	10,420	9,449
Reg. S, 1.85%, 12/01/2055	EUR	180	151
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	1,900	1,928
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,518
Reg. S, 0.00%, 07/04/2031	EUR	20,000	18,862
Reg. S, 0.25%, 04/22/2036	EUR	21,900	18,391
Reg. S, 0.45%, 07/04/2041	EUR	9,800	7,129
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,663
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,938
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,748
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,186
Reg. S, 1.38%, 10/04/2029	EUR	8,000	8,513
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,937
Reg. S, 1.63%, 12/04/2029	EUR	32,000	34,267
Reg. S, 2.50%, 10/04/2052	EUR	18,000	17,087
Reg. S, 2.88%, 12/06/2027	EUR	30,000	33,932
Reg. S, 3.00%, 03/04/2053	EUR	8,000	8,387
Reg. S, 3.13%, 12/05/2028	EUR	30,000	34,368
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,420
Reg. S, 3.38%, 04/04/2038	EUR	15,000	17,655
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,540
Reg. S, 3.75%, 04/04/2042	EUR	5,015	6,120
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,000	5,130
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	9,660
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	10,800	9,016
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,485
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,981
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	699
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,312
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,538
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,565

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Export Development Canada, (Canada), Reg. S, 0.50%, 02/25/2027	EUR	2,000	2,134
Export-Import Bank of China (The), (China),
Series 1610, 3.18%, 09/05/2026	CNY	50,000	7,303
Series 1910, 3.86%, 05/20/2029	CNY	97,800	15,052
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,641
Series 2010, 3.23%, 03/23/2030	CNY	41,400	6,231
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,552
Series 2015, 3.43%, 10/23/2025	CNY	39,000	5,656
Series 2105, 3.22%, 05/14/2026	CNY	51,400	7,486
Series 2110, 3.38%, 07/16/2031	CNY	5,900	902
Series 2205, 2.61%, 01/27/2027	CNY	18,000	2,606
Series 2207, 2.74%, 09/05/2029	CNY	8,200	1,207
Series 2210, 3.18%, 03/11/2032	CNY	169,600	25,671
Series 2211, 2.90%, 08/19/2032	CNY	99,100	14,742
Series 2215, 2.82%, 06/17/2027	CNY	27,300	3,980
Series 2305, 2.87%, 02/06/2028	CNY	118,500	17,372
Series 2310, 3.10%, 02/13/2033	CNY	80,400	12,129
Series 2311, 2.85%, 07/07/2033	CNY	59,000	8,740
Series 2313, 2.50%, 10/13/2026	CNY	95,400	13,763
Series 2402, 2.06%, 03/18/2026	CNY	10,000	1,430
Series 2410, 2.44%, 04/12/2034	CNY	5,200	747
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	571
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2026 (e)	EUR	660	704
Reg. S, 0.00%, 09/15/2030 (e)	EUR	130	126
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	717
Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	428
Reg. S, 0.25%, 09/15/2040 (e)	EUR	654	482
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,561
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	700
Reg. S, 0.50%, 09/15/2028 (e)	EUR	484	504
Reg. S, 0.50%, 09/15/2029 (e)	EUR	1,680	1,714
Reg. S, 0.50%, 04/15/2043 (e)	EUR	450	327
Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,323
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	410
Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	1,921
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,340
Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,466
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,090
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	593
Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,324
Reg. S, 3.00%, 09/15/2033 (e)	EUR	1,120	1,287
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	1,720	1,971
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	1,217	1,008
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	550	605
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	521
Reg. S, 0.38%, 04/09/2029	EUR	300	307
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,367
Reg. S, 1.25%, 07/14/2033	EUR	200	200
Reg. S, 2.13%, 03/08/2028	EUR	300	333

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	301
Reg. S, 0.01%, 06/30/2028	EUR	380	389
Reg. S, 0.01%, 06/03/2030	EUR	500	488
0.01%, 11/05/2035	EUR	70	58
Reg. S, 0.20%, 09/03/2049	EUR	70	40
Reg. S, 0.25%, 02/18/2041	EUR	394	287
2.38%, 10/02/2029 (w)	EUR	200	223
2.88%, 04/30/2032	EUR	200	229
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/18/2035	EUR	352	304
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	601
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	195
Reg. S, 2.88%, 05/15/2034	EUR	200	229
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	175
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	259
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2026 (e)	EUR	8,580	9,245
Reg. S, 0.00%, 02/25/2027 (e)	EUR	5,895	6,213
Reg. S, 0.00%, 11/25/2029 (e)	EUR	10,505	10,302
Reg. S, 0.00%, 11/25/2030 (e)	EUR	6,780	6,460
Reg. S, 0.00%, 11/25/2031 (e)	EUR	14,604	13,491
Reg. S, 0.00%, 05/25/2032 (e)	EUR	4,920	4,471
Reg. S, 0.25%, 11/25/2026 (e)	EUR	4,076	4,345
Reg. S, 0.50%, 05/25/2026 (e)	EUR	7,309	7,902
Reg. S, 0.50%, 05/25/2029 (e)	EUR	20,987	21,374
Reg. S, 0.50%, 05/25/2040 (e)	EUR	72,593	53,851
Reg. S, 0.50%, 06/25/2044 (e)	EUR	56,980	37,780
Reg. S, 0.50%, 05/25/2072 (e)	EUR	31,903	12,903
Reg. S, 0.75%, 02/25/2028 (e)	EUR	9,480	10,006
Reg. S, 0.75%, 05/25/2028 (e)	EUR	7,363	7,740
Reg. S, 0.75%, 11/25/2028 (e)	EUR	3,737	3,890
Reg. S, 0.75%, 05/25/2052 (e)	EUR	81,108	47,357
Reg. S, 0.75%, 05/25/2053 (e)	EUR	78,983	44,927
Reg. S, 1.00%, 11/25/2025 (e)	EUR	4,070	4,458
Reg. S, 1.00%, 05/25/2027 (e)	EUR	18,958	20,401
Reg. S, 1.25%, 05/25/2034 (e)	EUR	14,206	13,672
Reg. S, 1.25%, 05/25/2036 (e)	EUR	114,947	105,856
Reg. S, 1.25%, 05/25/2038 (e)	EUR	69,672	61,221
Reg. S, 1.50%, 05/25/2031 (e)	EUR	16,243	16,894
Reg. S, 1.50%, 05/25/2050 (e)	EUR	77,024	57,557
Reg. S, 1.75%, 06/25/2039 (e)	EUR	91,760	85,223
Reg. S, 1.75%, 05/25/2066 (e)	EUR	45,403	32,038
Reg. S, 2.00%, 11/25/2032 (e)	EUR	8,910	9,382
Reg. S, 2.00%, 05/25/2048 (e)	EUR	68,908	59,239
Reg. S, 2.50%, 09/24/2026 (e)	EUR	8,738	9,762
Reg. S, 2.50%, 09/24/2027 (e)	EUR	10,280	11,497
Reg. S, 2.50%, 05/25/2030 (e)	EUR	10,861	12,077
Reg. S, 2.50%, 05/25/2043 (e)	EUR	48,682	47,886
Reg. S, 2.75%, 10/25/2027 (e)	EUR	5,509	6,209
Reg. S, 2.75%, 02/25/2029 (e)	EUR	2,400	2,703

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.75%, 02/25/2030 (e)	EUR	4,320	4,858
Reg. S, 3.00%, 05/25/2033 (e)	EUR	5,240	5,924
Reg. S, 3.00%, 11/25/2034 (e)	EUR	48,920	54,810
Reg. S, 3.00%, 06/25/2049 (e)	EUR	23,044	23,834
Reg. S, 3.00%, 05/25/2054 (e)	EUR	62,873	63,151
Reg. S, 3.25%, 05/25/2045 (e)	EUR	74,410	81,493
Reg. S, 3.25%, 05/25/2055 (e)	EUR	36,811	38,635
Reg. S, 3.50%, 04/25/2026 (e)	EUR	11,886	13,467
Reg. S, 3.50%, 11/25/2033 (e)	EUR	9,395	11,010
Reg. S, 4.00%, 10/25/2038 (e)	EUR	61,331	74,714
Reg. S, 4.00%, 04/25/2055 (e)	EUR	56,111	67,723
Reg. S, 4.00%, 04/25/2060 (e)	EUR	48,531	59,076
Reg. S, 4.50%, 04/25/2041 (e)	EUR	86,515	111,476
Reg. S, 4.75%, 04/25/2035 (e)	EUR	67,455	87,399
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	5,073
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,392
Reg. S, 6.00%, 10/25/2025 (e)	EUR	1,290	1,488
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	232
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	500	486
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	140
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	616
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	230
Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	564
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,074
Reg. S, 3.38%, 06/29/2030	EUR	900	1,024
Reg. S, 3.50%, 11/25/2029	EUR	300	344
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,117
Reg. S, 1.50%, 06/18/2030 (e)	EUR	750	783
Reg. S, 1.88%, 07/23/2026 (e)	EUR	2,250	2,494
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,400	1,377
Reg. S, 1.88%, 01/24/2052 (e)	EUR	480	368
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,683
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,635
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,748
Reg. S, 4.13%, 06/15/2054 (e)	EUR	700	804
Reg. S, 4.20%, 01/30/2042	EUR	870	1,037
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,000	2,434
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,342
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,126
Hong Kong Government Bond Programme, (Hong Kong),
1.97%, 01/17/2029	HKD	200	25
2.02%, 03/07/2034	HKD	3,000	361
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	715
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,241
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,452
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,426
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	1,948

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 26/F, 1.50%, 08/26/2026	HUF	623,300	1,621
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	212
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	506
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,139
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	218
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	478
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	720
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	494
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	948
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	150
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	411
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	203
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	160
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	274
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	923
Reg. S, 1.63%, 04/28/2032	EUR	1,000	946
Reg. S, 1.75%, 10/10/2027	EUR	825	877
Reg. S, 1.75%, 06/05/2035	EUR	5,000	4,369
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	272
SUB, 8.40%, 03/28/2025		1,000	1,016
SUB, 8.91%, 11/18/2024		800	803
Series HH, 8.50%, 12/01/2029		100	119
Series HK, 9.38%, 04/15/2030		500	623
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	500	473
Reg. S, 0.68%, 11/24/2036	EUR	100	82
Reg. S, 1.00%, 05/25/2034	EUR	300	275
Reg. S, 1.28%, 02/14/2042	EUR	100	78
Reg. S, 3.05%, 02/03/2033	EUR	300	334
Reg. S, 3.40%, 05/25/2043	EUR	100	108
Reg. S, 3.45%, 06/25/2049	EUR	300	321
Reg. S, 3.50%, 10/04/2039 (w)	EUR	100	112
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,681
1.10%, 03/12/2033	EUR	1,000	914
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,130
4.65%, 09/20/2032		200	202
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	34,992,000	2,339
Series 101, 6.88%, 04/15/2029	IDR	14,964,000	1,015
Series 102, 6.88%, 07/15/2054	IDR	6,598,000	436
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	225
Series FR65, 6.63%, 05/15/2033	IDR	400,000	27
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	165
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	92
Series FR76, 7.38%, 05/15/2048	IDR	21,821,000	1,528
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	71
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	988
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	3,389
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series FR83, 7.50%, 04/15/2040	IDR	32,000,000	2,262
Series FR86, 5.50%, 04/15/2026	IDR	10,000,000	653
Series FR87, 6.50%, 02/15/2031	IDR	24,043,000	1,598
Series FR89, 6.88%, 08/15/2051	IDR	300,000	20
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	6,433
Series FR91, 6.38%, 04/15/2032	IDR	28,200,000	1,853
Series FR95, 6.38%, 08/15/2028	IDR	29,000,000	1,924
Series FR96, 7.00%, 02/15/2033	IDR	46,000,000	3,142
Series FR97, 7.13%, 06/15/2043	IDR	26,858,000	1,835
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	352
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	1,000	1,046
Reg. S, 2.65%, 01/31/2028	EUR	100	112
Reg. S, 3.05%, 04/30/2031	EUR	400	456
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		143	117
Zero Coupon, 11/01/2029		65	53
Zero Coupon, 05/01/2030		228	182
Zero Coupon, 10/31/2030		1,500	1,158
0.10%, 09/17/2035	EUR	5,475	4,598
Reg. S, 0.20%, 01/21/2061	EUR	1,000	436
0.25%, 09/23/2027	GBP	2,900	3,475
0.25%, 05/21/2029	EUR	600	608
0.50%, 06/21/2035	EUR	50	44
0.65%, 02/10/2026		750	720
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,419
1.00%, 12/21/2029	GBP	2,000	2,303
1.20%, 08/08/2034	EUR	9,000	8,779
2.14%, 02/04/2041		500	352
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	969
2.90%, 01/19/2033	EUR	7,000	8,001
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	259
InvestitionsBank des Landes Brandenburg, (Germany), Reg. S, 3.25%, 03/13/2030	EUR	200	233
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	107
Reg. S, 2.88%, 02/21/2034	EUR	300	342
Reg. S, 3.25%, 03/10/2031	EUR	300	350
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,258
Reg. S, 0.20%, 05/15/2027	EUR	1,290	1,369
Reg. S, 0.20%, 10/18/2030	EUR	1,111	1,095
Reg. S, 0.35%, 10/18/2032	EUR	290	277
Reg. S, 0.40%, 05/15/2035	EUR	1,200	1,071
Reg. S, 0.55%, 04/22/2041	EUR	1,035	817
Reg. S, 0.90%, 05/15/2028	EUR	1,812	1,936
Reg. S, 1.00%, 05/15/2026	EUR	1,480	1,617
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,725
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,257
Reg. S, 1.35%, 03/18/2031	EUR	1,265	1,333

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 05/15/2050	EUR	1,663	1,409
Reg. S, 1.70%, 05/15/2037	EUR	800	799
Reg. S, 2.00%, 02/18/2045	EUR	1,485	1,440
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,124
Reg. S, 2.60%, 10/18/2034	EUR	1,100	1,237
Reg. S, 3.00%, 10/18/2043	EUR	990	1,138
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		25	28
Series 2, Zero Coupon, 11/01/2024		749	745
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	83
Series 327, 2.00%, 03/31/2027	ILS	800	205
Series 330, 1.00%, 03/31/2030	ILS	1,200	268
Series 537, 1.50%, 05/31/2037	ILS	305	56
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,643
Reg. S, 1.50%, 01/18/2027	EUR	2,000	2,106
Reg. S, 2.50%, 01/16/2049	EUR	825	754
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 3.60%, 09/29/2025	EUR	3,200	3,592
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	4,660	5,118
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	4,053
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	2,240	2,522
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	2,600	2,950
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	2,057
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	4,060	4,358
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,673
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,712
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	3,160	3,406
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	739
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	1,210	1,360
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,654
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	523
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,585
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,833
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,378
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	4,204
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	3,903
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	5,850	6,477
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	607
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,388
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	2,910	3,337
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	2,088
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,755
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,550	1,827
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	6,919
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	1,770	2,098
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	13,749
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	910	909
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	3,605	3,484
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	3,151
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	1,457	1,584

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	5,740	6,307
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	124	128
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	2,552	2,798
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,945
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	15,277	16,920
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,970
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	3,851
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	12,472
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	12,730	14,753
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	4,200	5,012
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	2,300	2,779
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,770	4,578
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	2,707	2,650
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,249
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	860	992
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	940
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	1,840	2,147
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	2,770	2,908
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	1,900	2,206
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,720	2,068
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	3,214	2,652
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	2,012
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,713
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,086
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,263
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	2,273
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,564	2,509
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	3,722	3,821
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,450	2,918
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	3,104	2,615
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	4,852	4,979
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	4,860	5,390
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	2,751	2,130
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	5,450	5,952
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	880	1,003
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	2,955	3,519
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,110
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	1,355	1,657
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,609
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	1,236
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,926	1,938
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,815	2,905
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,533
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	5,355	6,650
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,226
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	560	711
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,215
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,663
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,864
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,912
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	3,821	2,843
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	1,280	900

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,945	1,655
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	2,842	2,401
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		250	243
3.13%, 02/15/2028	EUR	1,000	1,136
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	743
Series 75, 1.96%, 09/19/2031	JPY	100,000	752
Series 271, 0.02%, 03/31/2026	JPY	30,000	208
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,025
Reg. S, 0.05%, 02/12/2027	EUR	500	525
Reg. S, 0.63%, 09/02/2025		1,000	967
Series 69, 0.48%, 02/28/2025	JPY	100,000	696
Series 2022, 2.32%, 06/18/2027	JPY	20,000	146
Japan Government Five Year Bond, (Japan),
Series 143, 0.10%, 03/20/2025	JPY	15,700	109
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,289
Series 146, 0.10%, 12/20/2025	JPY	452,050	3,139
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,834
Series 149, 0.01%, 09/20/2026	JPY	10,000	69
Series 150, 0.01%, 12/20/2026	JPY	77,150	532
Series 151, 0.01%, 03/20/2027	JPY	4,208,000	29,012
Series 153, 0.01%, 06/20/2027	JPY	3,159,600	21,762
Series 154, 0.10%, 09/20/2027	JPY	1,355,000	9,347
Series 161, 0.30%, 06/20/2028	JPY	290,000	2,008
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	24,821
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	16,880
Series 168, 0.60%, 03/20/2029	JPY	800,000	5,594
Series 170, 0.60%, 06/20/2029	JPY	188,450	1,317
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	762
Series 3, 2.20%, 03/20/2050	JPY	505,350	3,679
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	809
Series 8, 1.40%, 03/20/2055	JPY	14,350	84
Series 9, 0.40%, 03/20/2056	JPY	617,800	2,605
Series 10, 0.90%, 03/20/2057	JPY	174,350	863
Series 11, 0.80%, 03/20/2058	JPY	91,700	432
Series 12, 0.50%, 03/20/2059	JPY	210,000	869
Series 13, 0.50%, 03/20/2060	JPY	683,000	2,765
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,797
Series 15, 1.00%, 03/20/2062	JPY	544,850	2,584
Series 16, 1.30%, 03/20/2063	JPY	488,850	2,534
Series 17, 2.20%, 03/20/2064	JPY	12,300	83
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	3,242,750	22,355
Series 2, 1.00%, 03/20/2034	JPY	180,650	1,276
Series 342, 0.10%, 03/20/2026	JPY	2,000,000	13,869
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,406
Series 344, 0.10%, 09/20/2026	JPY	131,500	910
Series 345, 0.10%, 12/20/2026	JPY	21,950	152

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 346, 0.10%, 03/20/2027	JPY	4,398,500	30,396
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	17,954
Series 349, 0.10%, 12/20/2027	JPY	152,200	1,049
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	32,209
Series 354, 0.10%, 03/20/2029	JPY	900,000	6,157
Series 357, 0.10%, 12/20/2029	JPY	210,100	1,431
Series 358, 0.10%, 03/20/2030	JPY	90,300	614
Series 359, 0.10%, 06/20/2030	JPY	1,935,000	13,149
Series 360, 0.10%, 09/20/2030	JPY	53,450	363
Series 361, 0.10%, 12/20/2030	JPY	4,351,300	29,453
Series 362, 0.10%, 03/20/2031	JPY	649,500	4,390
Series 363, 0.10%, 06/20/2031	JPY	2,906,200	19,598
Series 364, 0.10%, 09/20/2031	JPY	531,050	3,573
Series 365, 0.10%, 12/20/2031	JPY	112,350	754
Series 366, 0.20%, 03/20/2032	JPY	4,345,100	29,296
Series 367, 0.20%, 06/20/2032	JPY	6,000	40
Series 368, 0.20%, 09/20/2032	JPY	116,450	781
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,241
Series 370, 0.50%, 03/20/2033	JPY	242,700	1,659
Series 371, 0.40%, 06/20/2033	JPY	65,000	439
Series 372, 0.80%, 09/20/2033	JPY	206,850	1,443
Series 373, 0.60%, 12/20/2033	JPY	2,829,400	19,331
Series 374, 0.80%, 03/20/2034	JPY	3,940,600	27,344
Series 375, 1.10%, 06/20/2034	JPY	587,050	4,174
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	752
Series 21, 2.30%, 12/20/2035	JPY	704,850	5,564
Series 22, 2.50%, 03/20/2036	JPY	116,250	935
Series 24, 2.50%, 09/20/2036	JPY	46,950	378
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,491
Series 34, 2.20%, 03/20/2041	JPY	23,000	176
Series 40, 1.80%, 09/20/2043	JPY	5,450	39
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	11,510
Series 43, 1.70%, 06/20/2044	JPY	620,200	4,315
Series 44, 1.70%, 09/20/2044	JPY	14,000	97
Series 47, 1.60%, 06/20/2045	JPY	10,000	68
Series 49, 1.40%, 12/20/2045	JPY	165,000	1,071
Series 59, 0.70%, 06/20/2048	JPY	1,250,000	6,717
Series 61, 0.70%, 12/20/2048	JPY	2,550	14
Series 62, 0.50%, 03/20/2049	JPY	1,600,000	8,046
Series 63, 0.40%, 06/20/2049	JPY	195,100	948
Series 64, 0.40%, 09/20/2049	JPY	45,650	220
Series 65, 0.40%, 12/20/2049	JPY	1,800,000	8,658
Series 66, 0.40%, 03/20/2050	JPY	1,465,150	7,006
Series 67, 0.60%, 06/20/2050	JPY	50,000	251
Series 68, 0.60%, 09/20/2050	JPY	121,500	608
Series 69, 0.70%, 12/20/2050	JPY	130,000	665
Series 71, 0.70%, 06/20/2051	JPY	385,800	1,954
Series 73, 0.70%, 12/20/2051	JPY	8,000	40
Series 74, 1.00%, 03/20/2052	JPY	114,000	619
Series 75, 1.30%, 06/20/2052	JPY	56,000	328
Series 76, 1.40%, 09/20/2052	JPY	3,000	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 77, 1.60%, 12/20/2052	JPY	41,500	260
Series 78, 1.40%, 03/20/2053	JPY	1,006,000	5,994
Series 79, 1.20%, 06/20/2053	JPY	750,000	4,241
Series 80, 1.80%, 09/20/2053	JPY	11,800	77
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	6,447
Series 82, 1.80%, 03/20/2054	JPY	1,213,150	7,901
Series 83, 2.20%, 06/20/2054	JPY	83,950	597
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,648
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,593
Series 117, 2.10%, 03/20/2030	JPY	38,000	287
Series 118, 2.00%, 06/20/2030	JPY	6,800	51
Series 121, 1.90%, 09/20/2030	JPY	3,500,000	26,307
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,908
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,756
Series 131, 1.70%, 09/20/2031	JPY	61,200	458
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,232
Series 142, 1.80%, 12/20/2032	JPY	10,900	82
Series 143, 1.60%, 03/20/2033	JPY	4,800	36
Series 147, 1.60%, 12/20/2033	JPY	2,900,000	21,601
Series 148, 1.50%, 03/20/2034	JPY	450,250	3,322
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,675
Series 151, 1.20%, 12/20/2034	JPY	65,700	470
Series 153, 1.30%, 06/20/2035	JPY	10,000	72
Series 157, 0.20%, 06/20/2036	JPY	900,000	5,662
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,702
Series 161, 0.60%, 06/20/2037	JPY	2,800,000	18,175
Series 163, 0.60%, 12/20/2037	JPY	180,000	1,158
Series 164, 0.50%, 03/20/2038	JPY	237,350	1,500
Series 165, 0.50%, 06/20/2038	JPY	3,450	22
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	15,456
Series 168, 0.40%, 03/20/2039	JPY	15,500	95
Series 169, 0.30%, 06/20/2039	JPY	784,700	4,694
Series 170, 0.30%, 09/20/2039	JPY	833,900	4,954
Series 171, 0.30%, 12/20/2039	JPY	89,000	526
Series 172, 0.40%, 03/20/2040	JPY	2,952,950	17,631
Series 173, 0.40%, 06/20/2040	JPY	125,000	743
Series 174, 0.40%, 09/20/2040	JPY	150,000	886
Series 175, 0.50%, 12/20/2040	JPY	80,000	478
Series 176, 0.50%, 03/20/2041	JPY	173,050	1,029
Series 177, 0.40%, 06/20/2041	JPY	40,000	233
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,419
Series 179, 0.50%, 12/20/2041	JPY	3,537,600	20,734
Series 180, 0.80%, 03/20/2042	JPY	190,000	1,167
Series 183, 1.40%, 12/20/2042	JPY	35,000	235
Series 184, 1.10%, 03/20/2043	JPY	13,650	87
Series 185, 1.10%, 06/20/2043	JPY	14,000	89
Series 186, 1.50%, 09/20/2043	JPY	268,800	1,822
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	13,186
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	16,589
Series 189, 1.90%, 06/20/2044	JPY	228,800	1,645

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Two Year Bond, (Japan),
Series 454, 0.10%, 11/01/2025	JPY	800,000	5,558
Series 455, 0.01%, 12/01/2025	JPY	1,600,000	11,098
Series 458, 0.20%, 03/01/2026	JPY	625,000	4,341
Series 459, 0.20%, 04/01/2026	JPY	2,000,000	13,889
Series 460, 0.30%, 05/01/2026	JPY	1,986,500	13,812
Series 464, 0.40%, 09/01/2026	JPY	520,200	3,621
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,418
Series 108, 1.43%, 06/18/2027	JPY	100,000	712
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,382
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	108,312	809
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	431
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	61
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	381
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	3,430	4,569
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	2,330	2,959
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,245	1,431
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	992	1,211
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	1,313	1,569
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	3,738	4,265
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	2,797	2,834
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,740	1,695
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2,862	3,121
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	2,317	1,890
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,561	1,295
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	2,270	2,436
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	967	835
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	830	778
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	5,432	5,743
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,679
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	3,854	4,025
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	1,736	1,391
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	1,501	1,470
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	950
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	6,446	6,713
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	2,187	2,045
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	1,508	713
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,768
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,395	1,707
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	1,550	1,666
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	3,020	3,456
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	1,680	1,830
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	929	1,067
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	1,740	1,953
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,290	1,451
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	700	792
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,486
Reg. S, 0.88%, 05/24/2027	EUR	500	536

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	790
Reg. S, 0.01%, 05/04/2034	EUR	500	432
Reg. S, 0.50%, 01/24/2025	EUR	460	508
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,903
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.38%, 06/10/2026	SEK	2,000	191
Reg. S, 3.00%, 06/18/2031	SEK	4,000	407
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	487
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	278
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	386
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	189
2.63%, 09/08/2027	EUR	1,500	1,668
6.00%, 01/22/2025	IDR	15,000,000	987
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	771
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	1,928
Reg. S, 1.96%, 07/19/2026	EUR	1,800	1,981
Reg. S, 3.71%, 04/11/2027	EUR	100	114
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	355
Reg. S, 0.26%, 07/30/2027	CHF	300	347
Korea Treasury Bond, (South Korea),
Series 2512, 4.25%, 12/10/2025	KRW	6,500,000	5,049
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	3,099
Series 2603, 3.25%, 03/10/2026	KRW	6,000,000	4,614
Series 2612, 1.50%, 12/10/2026	KRW	569,490	423
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	7,036
Series 2706, 2.13%, 06/10/2027	KRW	5,500,000	4,130
Series 2803, 3.25%, 03/10/2028	KRW	110,000	85
Series 2806, 2.63%, 06/10/2028	KRW	6,050,000	4,588
Series 2809, 3.50%, 09/10/2028	KRW	5,800,000	4,539
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,538
Series 3006, 1.38%, 06/10/2030	KRW	3,160,000	2,218
Series 3012, 1.50%, 12/10/2030	KRW	1,500,000	1,054
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	3,243
Series 3112, 2.38%, 12/10/2031	KRW	60,920	45
Series 3206, 3.38%, 06/10/2032	KRW	4,500,000	3,553
Series 3212, 4.25%, 12/10/2032	KRW	2,600,000	2,159
Series 3306, 3.25%, 06/10/2033	KRW	160,000	125
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	3,363
Series 3406, 3.50%, 06/10/2034	KRW	698,030	556
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	2,108
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	999
Series 4009, 1.50%, 09/10/2040	KRW	277,980	172
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,378
Series 4209, 3.25%, 09/10/2042	KRW	2,135,980	1,692
Series 4212, 3.00%, 12/10/2042	KRW	70,000	54
Series 4309, 3.88%, 09/10/2043	KRW	4,168,100	3,593
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	4,346
Series 4903, 2.00%, 03/10/2049	KRW	5,014,620	3,210

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 5003, 1.50%, 03/10/2050	KRW	4,937,810	2,821
Series 5103, 1.88%, 03/10/2051	KRW	2,881,580	1,792
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,446
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,452
Series 5403, 3.25%, 03/10/2054	KRW	4,188,600	3,383
Series 5409, 2.75%, 09/10/2054	KRW	761,650	565
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	720
Series 7009, 1.63%, 09/10/2070	KRW	250,340	131
Series 7209, 3.50%, 09/10/2072	KRW	1,300,000	1,167
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	481
Reg. S, 0.05%, 09/06/2029	EUR	400	398
Reg. S, 0.25%, 02/25/2032	EUR	100	94
Reg. S, 1.25%, 02/23/2033	EUR	600	600
Reg. S, 2.75%, 02/02/2034	EUR	300	335
Reg. S, 2.88%, 01/18/2028	EUR	1,600	1,814
Reg. S, 3.00%, 09/25/2028	EUR	200	228
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	212
Reg. S, 0.01%, 03/07/2031	EUR	400	383
Reg. S, 0.13%, 11/19/2040	EUR	100	72
Reg. S, 0.63%, 01/27/2026	EUR	380	413
Reg. S, 3.00%, 06/27/2033	EUR	800	928
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	477
Reg. S, 0.05%, 08/06/2040	EUR	200	143
Reg. S, 0.10%, 01/18/2030	EUR	635	629
Reg. S, 0.13%, 11/24/2045	EUR	90	56
Reg. S, 0.15%, 02/22/2036	EUR	200	168
Reg. S, 0.63%, 02/05/2029	EUR	800	830
Reg. S, 0.63%, 01/26/2052	EUR	200	124
Reg. S, 1.25%, 06/01/2028	EUR	500	536
Reg. S, 1.63%, 08/02/2032	EUR	180	188
Reg. S, 2.88%, 02/15/2034	EUR	200	228
Reg. S, 3.00%, 03/13/2054	EUR	510	567
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	236
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	247
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	107
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	57
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,226
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	300	344
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	255
Reg. S, 0.13%, 01/13/2051	EUR	100	53
0.50%, 03/02/2029	EUR	600	618
Reg. S, 3.00%, 11/15/2028	EUR	800	916
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	92
Reg. S, 0.25%, 01/23/2030	EUR	1,000	966
Reg. S, 1.13%, 05/30/2028	EUR	390	411
Reg. S, 1.38%, 05/16/2036	EUR	610	558
Reg. S, 1.88%, 02/19/2049	EUR	100	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.50%, 01/17/2028	EUR	650	743
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,181
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	543
Reg. S, 4.50%, 12/07/2038	GBP	110	148
5.10%, 03/07/2051	GBP	150	211
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	320
Reg. S, 0.75%, 05/06/2030	EUR	440	434
Reg. S, 0.95%, 05/26/2027	EUR	500	532
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,054
Reg. S, 3.88%, 06/14/2033	EUR	800	941
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	5,600	1,373
Series 120, 4.07%, 06/15/2050	MYR	4,100	982
Series 122, 3.58%, 07/15/2032	MYR	9,710	2,332
Series 123, 4.46%, 03/31/2053	MYR	4,600	1,162
Series 124, 4.05%, 04/18/2039	MYR	10,770	2,655
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,627
Series 220, 2.63%, 04/15/2031	MYR	11,660	2,653
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,291
Series 223, 3.52%, 04/20/2028	MYR	11,000	2,673
Series 316, 3.90%, 11/30/2026	MYR	7,500	1,843
Series 318, 4.64%, 11/07/2033	MYR	200	52
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,526
Series 417, 3.90%, 11/16/2027	MYR	3,500	861
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,086
Series 519, 3.76%, 05/22/2040	MYR	640	151
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	202
Series 120, 3.42%, 09/30/2027	MYR	3,270	793
Series 122, 4.19%, 10/07/2032	MYR	140	35
Series 222, 5.36%, 05/15/2052	MYR	20	6
Series 223, 4.29%, 08/14/2043	MYR	5,200	1,300
Series 417, 4.90%, 05/08/2047	MYR	271	74
Series 617, 4.72%, 06/15/2033	MYR	505	131
Series 619, 4.12%, 11/30/2034	MYR	15,000	3,748
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	800	952
7.30%, 12/23/2025	EUR	500	586
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	830
Series M, 7.75%, 05/29/2031	MXN	12,000	566
Series M, 7.75%, 11/13/2042	MXN	2,000	85
Series M, 8.00%, 11/07/2047	MXN	5,000	214
Series M, 8.50%, 05/31/2029	MXN	1,000	49
Series M, 8.50%, 11/18/2038	MXN	2,000	93
Series M, 10.00%, 11/20/2036	MXN	3,000	159
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,157
1.45%, 10/25/2033	EUR	7,000	6,076
1.63%, 04/08/2026	EUR	200	217

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
1.75%, 04/17/2028	EUR	2,000	2,107
3.00%, 03/06/2045	EUR	825	692
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,212
3.50%, 02/12/2034		200	170
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,891
4.49%, 05/25/2032	EUR	4,900	5,512
Reg. S, 5.63%, 03/19/2114	GBP	800	794
5.75%, 10/12/2110		80	69
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	844
Reg. S, 1.00%, 01/23/2051	EUR	100	64
Reg. S, 1.38%, 11/21/2033	EUR	500	490
Reg. S, 1.50%, 07/12/2038	EUR	100	90
Reg. S, 1.50%, 04/11/2044	EUR	100	81
Reg. S, 3.00%, 10/12/2032	EUR	100	112
Reg. S, 3.13%, 06/22/2034	EUR	600	679
Reg. S, 3.25%, 01/12/2043	EUR	200	217
Reg. S, 3.50%, 06/22/2045	EUR	700	788
Reg. S, 4.00%, 09/26/2042	EUR	300	361
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	146
2.55%, 10/09/2029	CAD	300	216
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	456
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	874
Reg. S, 0.00%, 02/16/2037	EUR	850	668
Reg. S, 0.05%, 01/28/2030	EUR	374	368
Reg. S, 0.25%, 01/19/2032	EUR	600	567
Reg. S, 0.38%, 09/28/2046	EUR	269	171
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,073
Reg. S, 0.63%, 02/06/2029	EUR	500	516
Reg. S, 0.75%, 10/04/2041	EUR	200	154
Reg. S, 1.00%, 03/01/2028	EUR	300	319
Reg. S, 1.25%, 06/07/2032	EUR	200	203
Reg. S, 1.25%, 05/27/2036	EUR	140	132
Reg. S, 1.50%, 04/27/2038	EUR	440	414
Reg. S, 1.50%, 06/15/2039	EUR	160	147
Reg. S, 2.50%, 09/13/2027	EUR	200	224
Reg. S, 2.63%, 01/10/2034	EUR	200	222
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,132
5.20%, 03/31/2025	CAD	1,000	744
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	3,000	3,188
Reg. S, 0.00%, 01/15/2029 (e)	EUR	1,980	2,015
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,014	996
Reg. S, 0.00%, 07/15/2031 (e)	EUR	2,477	2,372
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,332	1,050
Reg. S, 0.00%, 01/15/2052 (e)	EUR	2,924	1,611
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	5,757
Reg. S, 0.50%, 07/15/2026 (e)	EUR	5,210	5,639
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	2,099

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 01/15/2040 (e)	EUR	4,920	4,015
Reg. S, 0.75%, 07/15/2027 (e)	EUR	3,413	3,666
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,880	3,051
Reg. S, 2.00%, 01/15/2054 (e)	EUR	3,335	3,206
Reg. S, 2.50%, 01/15/2030 (e)	EUR	600	679
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,580
Reg. S, 2.50%, 07/15/2033 (e)	EUR	2,259	2,541
Reg. S, 2.50%, 07/15/2034 (e)	EUR	3,750	4,202
Reg. S, 2.75%, 01/15/2047 (e)	EUR	3,197	3,601
Reg. S, 3.25%, 01/15/2044 (e)	EUR	1,900	2,293
Reg. S, 3.75%, 01/15/2042 (e)	EUR	2,212	2,825
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,246
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,684
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	880	512
Reg. S, 1.75%, 03/20/2034	AUD	1,040	556
Reg. S, 2.00%, 03/20/2031	AUD	1,310	789
Reg. S, 2.00%, 03/08/2033	AUD	2,100	1,190
2.25%, 05/07/2041	AUD	400	186
Reg. S, 2.50%, 11/22/2032	AUD	50	30
Reg. S, 3.00%, 03/20/2028	AUD	1,700	1,143
Reg. S, 3.00%, 02/20/2030	AUD	3,960	2,591
Reg. S, 4.25%, 02/20/2036	AUD	1,560	1,015
Reg. S, 4.75%, 02/20/2035	AUD	1,820	1,252
Reg. S, 4.75%, 02/20/2037	AUD	400	270
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,335
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,776
Series 429, 3.00%, 04/20/2029	NZD	1,630	1,002
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	40	24
Series 528, 0.25%, 05/15/2028	NZD	880	494
Series 530, 4.50%, 05/15/2030	NZD	1,260	824
Series 531, 1.50%, 05/15/2031	NZD	2,250	1,222
Series 532, 2.00%, 05/15/2032	NZD	2,420	1,326
Series 534, 4.25%, 05/15/2034	NZD	50	32
Series 535, 4.50%, 05/15/2035	NZD	1,590	1,023
Series 541, 1.75%, 05/15/2041	NZD	1,380	577
Series 551, 2.75%, 05/15/2051	NZD	760	333
Series 554, 5.00%, 05/15/2054	NZD	430	279
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,132
Reg. S, 2.00%, 04/15/2037	NZD	250	114
3.50%, 04/14/2033	NZD	1,800	1,044
Niedersachsen Invest GmbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	348
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	178
Reg. S, 5.25%, 03/21/2034	AUD	800	563
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	414
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,600
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,457

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	269
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	602
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,524
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	513
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	366
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	565
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	12,280	1,190
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	274
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,506
Reg. S, 2.60%, 05/14/2029	CAD	500	361
Reg. S, 3.13%, 01/25/2029	EUR	500	568
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	886
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	102
Reg. S, 0.50%, 05/06/2025	EUR	1,700	1,864
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,293
Reg. S, 3.30%, 10/05/2029	EUR	800	918
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	104
Perusahaan Penerbit SBSN Indonesia, (Indonesia), 6.88%, 03/15/2036	IDR	5,968,000	408
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,806
Reg. S, 1.95%, 11/17/2036	EUR	1,000	883
Reg. S, 2.75%, 01/30/2026	EUR	825	911
2.78%, 01/23/2031		110	98
3.00%, 01/15/2034		60	51
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	4
Reg. S, 6.90%, 08/12/2037	PEN	1,000	278
Philippine Government International Bond, (Philippines), 1.75%, 04/28/2041	EUR	1,000	813
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,542	1,489
Reg. S, 0.48%, 10/18/2030 (e)	EUR	1,782	1,786
Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,020
Reg. S, 0.90%, 10/12/2035 (e)	EUR	1,461	1,336
Reg. S, 1.00%, 04/12/2052 (e)	EUR	1,040	674
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	321
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,269
Reg. S, 1.95%, 06/15/2029 (e)	EUR	2,553	2,812
Reg. S, 2.13%, 10/17/2028 (e)	EUR	2,137	2,382
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,677
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,928
Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,400	1,641
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,228
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	1,046
Reg. S, 4.10%, 02/15/2045 (e)	EUR	1,660	2,066
Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,732
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,120	1,265
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	1,576	1,698
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	420	480

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	185
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	236
7.25%, 09/01/2036		300	377
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	48
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	100	62
3.45%, 06/01/2045	CAD	200	132
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,848
Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,329
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,849
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,587
5.60%, 06/02/2035	CAD	300	258
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	982
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,860
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,747
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,077
3.50%, 12/01/2045	CAD	200	135
4.50%, 09/08/2033		610	626
Series PD, 7.50%, 09/15/2029		100	116
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	258
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e)	EUR	2,600	2,970
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,269
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,660	878
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	39
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	371
Reg. S, 3.25%, 08/21/2029 (e)	AUD	970	647
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,000	667
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,157
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	536
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	737
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	2,090	1,429
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	268
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,166
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	499
Reg. S, 0.40%, 12/19/2036	EUR	960	888
Reg. S, 0.88%, 05/25/2027	EUR	100	106
Reg. S, 1.88%, 05/25/2032	EUR	100	103
Reg. S, 3.25%, 04/11/2033	EUR	100	113
Reg. S, 3.25%, 05/25/2034	EUR	200	225
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	203
Reg. S, 0.63%, 04/23/2027	EUR	200	211
Reg. S, 2.23%, 07/19/2032	EUR	200	210
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	160	165
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	321

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.38%, 10/22/2031	EUR	100	94
Reg. S, 0.50%, 06/22/2037	EUR	100	79
Reg. S, 1.05%, 06/22/2040	EUR	100	78
Reg. S, 1.25%, 05/03/2034	EUR	200	189
Reg. S, 1.38%, 04/06/2032	EUR	200	199
Reg. S, 2.88%, 01/14/2038	EUR	300	315
Reg. S, 3.00%, 12/06/2030	EUR	1,500	1,688
Reg. S, 3.25%, 06/22/2033	EUR	400	453
Reg. S, 3.50%, 03/15/2043	EUR	100	110
Reg. S, 3.75%, 04/22/2039	EUR	400	461
Reg. S, 3.90%, 06/22/2054	EUR	100	113
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	990	1,008
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,768	1,737
Reg. S, 0.00%, 02/20/2031 (e)	EUR	3,244	3,096
Reg. S, 0.00%, 10/20/2040 (e)	EUR	1,410	986
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,450	1,195
Reg. S, 0.50%, 04/20/2027 (e)	EUR	2,700	2,884
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,259
Reg. S, 0.70%, 04/20/2071 (e)	EUR	1,951	1,015
Reg. S, 0.75%, 10/20/2026 (e)	EUR	3,950	4,275
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,908
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,892	1,256
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	523
Reg. S, 0.90%, 02/20/2032 (e)	EUR	2,990	2,972
Reg. S, 1.20%, 10/20/2025 (e)	EUR	1,760	1,933
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	753
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	131
Reg. S, 1.85%, 05/23/2049 (e)	EUR	1,530	1,363
Reg. S, 2.00%, 07/15/2026 (e)	EUR	1,900	2,108
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	661
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,370
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,314
Reg. S, 2.90%, 02/20/2033 (e)	EUR	1,660	1,891
Reg. S, 2.90%, 02/20/2034 (e)	EUR	2,450	2,786
Reg. S, 3.15%, 06/20/2044 (e)	EUR	1,648	1,874
Reg. S, 3.15%, 10/20/2053 (e)	EUR	1,510	1,709
Reg. S, 3.20%, 07/15/2039 (e)	EUR	660	759
Reg. S, 3.45%, 10/20/2030 (e)	EUR	620	730
Reg. S, 3.80%, 01/26/2062 (e)	EUR	540	703
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,445	1,830
Reg. S, 4.85%, 03/15/2026 (e)	EUR	461	532
Reg. S, 6.25%, 07/15/2027	EUR	783	967
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	167
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,919
2.88%, 10/17/2029		200	185
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,170
5.20%, 07/31/2034	EUR	200	250
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,450

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Republic of Poland Government Bond, (Poland),
Series 426, Zero Coupon, 04/25/2026	PLN	7,200	1,747
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,534
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,244
Series 432, 1.75%, 04/25/2032	PLN	11,723	2,419
Series 447, 4.00%, 04/25/2047	PLN	1,523	318
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,607
Series 725, 3.25%, 07/25/2025	PLN	4,160	1,074
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,218
Series 727, 2.50%, 07/25/2027	PLN	8,450	2,069
Series 728, 7.50%, 07/25/2028	PLN	6,150	1,746
Series 729, 4.75%, 07/25/2029	PLN	12,430	3,202
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,434
Series 1029, 2.75%, 10/25/2029	PLN	3,773	888
Series 1030, 1.25%, 10/25/2030	PLN	5,923	1,247
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,794
Series 1034, 5.00%, 10/25/2034	PLN	2,140	545
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 02/10/2025	EUR	160	176
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,030
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,979
Reg. S, 1.38%, 10/22/2027	EUR	6,000	6,465
Reg. S, 2.00%, 03/08/2049	EUR	53	43
Reg. S, 2.38%, 01/18/2036	EUR	1,000	1,003
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,258
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	11,015	2,354
Series 5Y, 3.65%, 07/28/2025	RON	7,370	1,619
Series 5Y, 4.25%, 04/28/2036	RON	1,215	220
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,418
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,277
Series 8Y, 4.15%, 01/26/2028	RON	1,930	404
Series 8Y, 7.35%, 04/28/2031	RON	2,000	465
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,184
Series 10Y, 6.70%, 02/25/2032	RON	3,130	703
Series 10Y, 8.25%, 09/29/2032	RON	5,080	1,246
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,395
Series 15Y, 7.90%, 02/24/2038	RON	1,650	410
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,925
Reg. S, 1.75%, 07/13/2030	EUR	1,000	950
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,298
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,794
Reg. S, 2.63%, 12/02/2040	EUR	1,000	745
Reg. S, 2.75%, 02/26/2026	EUR	15	16
Reg. S, 2.75%, 04/14/2041	EUR	800	601
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,640
Reg. S, 2.88%, 04/13/2042	EUR	1,000	751
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,247
Reg. S, 3.38%, 01/28/2050	EUR	1,265	956
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,995
Reg. S, 3.75%, 02/07/2034	EUR	1,000	985

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,800
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,872
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,143
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,440
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,045
5.75%, 01/16/2054 (e)		2,645	2,695
SFIL SA, (France),
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,770
Reg. S, 1.50%, 03/05/2032	EUR	300	302
Reg. S, 2.88%, 01/18/2028	EUR	1,000	1,121
Reg. S, 2.88%, 01/22/2031	EUR	200	223
Reg. S, 3.25%, 11/25/2030	EUR	200	228
Reg. S, 3.25%, 10/05/2032	EUR	200	227
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	1,010	740
1.88%, 03/01/2050	SGD	1,083	720
1.88%, 10/01/2051	SGD	1,000	661
2.13%, 06/01/2026	SGD	2,134	1,652
2.38%, 07/01/2039	SGD	1,490	1,116
2.63%, 08/01/2032	SGD	1,400	1,090
2.75%, 04/01/2042	SGD	30	23
2.75%, 03/01/2046	SGD	1,130	891
2.88%, 09/01/2027	SGD	1,230	969
2.88%, 08/01/2028	SGD	2,240	1,770
2.88%, 07/01/2029	SGD	150	119
2.88%, 09/01/2030	SGD	2,215	1,756
3.00%, 04/01/2029	SGD	1,720	1,369
Reg. S, 3.00%, 08/01/2072	SGD	740	634
Reg. S, 3.25%, 06/01/2054	SGD	260	228
3.38%, 09/01/2033	SGD	340	280
3.38%, 05/01/2034	SGD	1,650	1,365
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	546
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,238
Series 231, 0.63%, 05/22/2026	EUR	860	928
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	147
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	374
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	737
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	312
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	421
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	694
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,422
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	295
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	173
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	94
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	1,140	1,301
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	160	184
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	375	431
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,565
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	544

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	116
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	312
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	140
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	557
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	535
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	446
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	585
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	194
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	257
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	758
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	58
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	900
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	690	773
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,043
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	206
Reg. S, 1.00%, 11/09/2031	EUR	300	293
Reg. S, 1.13%, 05/19/2027	EUR	500	536
Reg. S, 1.13%, 05/25/2030	EUR	500	508
Reg. S, 1.50%, 05/29/2037	EUR	300	269
Reg. S, 2.00%, 11/12/2026	CHF	300	363
Reg. S, 2.00%, 02/05/2048	EUR	100	80
Reg. S, 2.25%, 12/20/2047	EUR	100	85
Reg. S, 3.13%, 10/25/2028	EUR	1,000	1,130
4.70%, 06/01/2035	CAD	100	79
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,512
Reg. S, 5.00%, 10/10/2033	EUR	200	255
Reg. S, 5.00%, 03/11/2052	GBP	145	188
Reg. S, 5.25%, 12/07/2028	GBP	300	416
Societe Des Grands Projects EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	700	658
Reg. S, 0.30%, 11/25/2031	EUR	300	279
Reg. S, 0.30%, 09/02/2036	EUR	200	158
Reg. S, 0.70%, 10/15/2060	EUR	300	133
Reg. S, 0.88%, 05/10/2046	EUR	600	399
Reg. S, 1.00%, 11/26/2051	EUR	200	121
Reg. S, 1.13%, 10/22/2028	EUR	700	735
Reg. S, 1.13%, 05/25/2034	EUR	200	186
Reg. S, 1.70%, 05/25/2050	EUR	300	226
Reg. S, 3.38%, 05/25/2045	EUR	200	215
Reg. S, 3.50%, 05/25/2043	EUR	400	440
Reg. S, 3.50%, 06/25/2049	EUR	700	761
Reg. S, 3.70%, 05/25/2053	EUR	200	222
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	500	494
Reg. S, 1.00%, 05/25/2040	EUR	100	77
Reg. S, 1.00%, 01/19/2061	EUR	100	46
Reg. S, 1.50%, 02/02/2029	EUR	300	317
Reg. S, 3.13%, 05/25/2034	EUR	700	778
Reg. S, 3.38%, 05/25/2033	EUR	400	456
Reg. S, 5.38%, 03/18/2027	GBP	400	544

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	382
Reg. S, 2.00%, 05/23/2036	AUD	89	45
Reg. S, 2.75%, 05/24/2030	AUD	500	322
Reg. S, 4.00%, 05/24/2029	AUD	1,000	691
Reg. S, 4.50%, 05/23/2031	AUD	400	279
Reg. S, 4.75%, 05/24/2038	AUD	400	268
Spain Government Bond, (Spain),
0.00%, 01/31/2026	EUR	3,200	3,449
0.00%, 01/31/2027	EUR	3,250	3,429
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,997
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	9,280
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,472
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	4,998
Reg. S, 0.60%, 10/31/2029 (e)	EUR	2,750	2,794
Reg. S, 0.70%, 04/30/2032 (e)	EUR	3,110	3,003
Reg. S, 0.80%, 07/30/2027 (e)	EUR	3,441	3,675
0.80%, 07/30/2029	EUR	8,100	8,349
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,700
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	982
Reg. S, 1.00%, 10/31/2050 (e)	EUR	4,370	2,777
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	2,050
Reg. S, 1.25%, 10/31/2030 (e)	EUR	1,058	1,094
Reg. S, 1.30%, 10/31/2026 (e)	EUR	2,251	2,456
Reg. S, 1.40%, 04/30/2028 (e)	EUR	3,456	3,725
Reg. S, 1.40%, 07/30/2028 (e)	EUR	2,991	3,215
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,818
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	5,478
Reg. S, 1.45%, 10/31/2071 (e)	EUR	1,529	871
Reg. S, 1.50%, 04/30/2027 (e)	EUR	3,815	4,163
Reg. S, 1.85%, 07/30/2035 (e)	EUR	4,233	4,224
Reg. S, 1.90%, 10/31/2052 (e)	EUR	2,842	2,215
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,465
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,744	1,885
Reg. S, 2.15%, 10/31/2025 (e)	EUR	7,035	7,800
Reg. S, 2.35%, 07/30/2033 (e)	EUR	2,841	3,056
2.50%, 05/31/2027	EUR	8,130	9,088
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,619
2.80%, 05/31/2026	EUR	5,540	6,208
Reg. S, 2.90%, 10/31/2046 (e)	EUR	3,443	3,479
Reg. S, 3.10%, 07/30/2031	EUR	1,410	1,616
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,603
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	12,273
Reg. S, 3.45%, 10/31/2034 (e)	EUR	3,050	3,547
Reg. S, 3.45%, 07/30/2043 (e)	EUR	2,113	2,337
Reg. S, 3.45%, 07/30/2066 (e)	EUR	2,310	2,425
3.50%, 05/31/2029	EUR	7,550	8,795
Reg. S, 3.55%, 10/31/2033 (e)	EUR	2,315	2,724
Reg. S, 3.90%, 07/30/2039 (e)	EUR	7,530	8,958
Reg. S, 4.00%, 10/31/2054 (e)	EUR	1,820	2,134
Reg. S, 4.20%, 01/31/2037 (e)	EUR	1,173	1,451
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,804	2,345

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,339	3,095
Reg. S, 5.15%, 10/31/2028 (e)	EUR	3,906	4,812
Reg. S, 5.15%, 10/31/2044 (e)	EUR	4,751	6,557
5.75%, 07/30/2032	EUR	2,406	3,255
Reg. S, 5.90%, 07/30/2026 (e)	EUR	5,670	6,708
6.00%, 01/31/2029	EUR	2,430	3,106
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	3,341	3,213
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	160
Reg. S, 1.13%, 07/04/2033	EUR	200	199
Reg. S, 1.45%, 11/26/2038	EUR	180	168
Reg. S, 2.50%, 01/25/2029	EUR	200	225
Reg. S, 2.88%, 05/23/2034	EUR	500	573
Reg. S, 3.00%, 02/27/2032	EUR	200	231
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	39
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	173
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	18
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	19
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	225
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	651
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	105
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	700	808
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	100	114
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	382
2.50%, 10/01/2031 (w)	EUR	200	223
Reg. S, 2.75%, 01/10/2034	EUR	200	226
Reg. S, 3.25%, 10/05/2028	EUR	300	346
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	240
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	973
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	482
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,260
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	246
Reg. S, 3.63%, 10/04/2033	EUR	300	359
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,383
Reg. S, 0.01%, 01/10/2031	EUR	779	748
Reg. S, 0.05%, 03/09/2035	EUR	277	237
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,529
Reg. S, 1.50%, 10/17/2029	EUR	200	214
Reg. S, 2.63%, 03/18/2032	EUR	200	225
Reg. S, 2.75%, 02/17/2031	EUR	700	796
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	337
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	145
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	711
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	200	224
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	200	224
Reg. S, 2.95%, 06/05/2034	EUR	100	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	162
Reg. S, 0.13%, 06/04/2031	EUR	300	288
Reg. S, 0.20%, 03/31/2027	EUR	490	518
Reg. S, 0.20%, 04/09/2030	EUR	694	687
Reg. S, 0.20%, 01/27/2051	EUR	270	146
Reg. S, 0.38%, 09/02/2050	EUR	385	224
Reg. S, 0.50%, 11/25/2039	EUR	110	87
Reg. S, 0.60%, 06/04/2041	EUR	300	231
Reg. S, 0.75%, 08/16/2041	EUR	360	283
Reg. S, 0.80%, 07/30/2049	EUR	100	68
Reg. S, 0.90%, 11/15/2028	EUR	600	631
Reg. S, 0.95%, 03/13/2028	EUR	144	153
Reg. S, 0.95%, 01/10/2121	EUR	195	98
Reg. S, 1.00%, 10/16/2046	EUR	1,360	1,024
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,336
Reg. S, 1.38%, 01/15/2120	EUR	434	256
Reg. S, 1.45%, 02/16/2043	EUR	100	87
Reg. S, 1.45%, 01/19/2122	EUR	150	92
Reg. S, 1.65%, 02/22/2038	EUR	480	466
Reg. S, 1.65%, 05/16/2047	EUR	220	190
Reg. S, 1.75%, 10/26/2057	EUR	172	140
Reg. S, 1.75%, 07/11/2068	EUR	104	81
Reg. S, 1.95%, 09/26/2078	EUR	254	204
Reg. S, 2.00%, 06/15/2032	EUR	450	484
Reg. S, 2.15%, 03/21/2119	EUR	376	311
Reg. S, 2.75%, 01/15/2032	EUR	430	488
Reg. S, 2.90%, 06/07/2033	EUR	200	229
Reg. S, 2.90%, 01/15/2053	EUR	390	421
Reg. S, 3.00%, 01/27/2028	EUR	400	456
Reg. S, 3.00%, 06/06/2029	EUR	300	344
Reg. S, 3.00%, 03/20/2054	EUR	200	221
Reg. S, 3.38%, 10/31/2028	EUR	500	580
Reg. S, 3.40%, 03/07/2073	EUR	1,310	1,582
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,054	877
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	234
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,156
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	1,061
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	168
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	516
Reg. S, 0.01%, 01/21/2031	EUR	410	394
Reg. S, 0.38%, 01/26/2027	EUR	220	235
Reg. S, 0.38%, 03/10/2051	EUR	200	116
Reg. S, 0.75%, 01/19/2026	EUR	725	790
2.75%, 02/23/2028	EUR	300	339
Reg. S, 3.00%, 05/02/2034	EUR	350	404
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	49
2.75%, 01/18/2030	EUR	300	341
2.75%, 04/10/2031	EUR	100	113
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	267

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
0.35%, 02/09/2032	EUR	300	288
Reg. S, 0.50%, 03/24/2051	EUR	123	75
3.15%, 02/06/2054	EUR	150	172
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	209
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	450	518
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	380
Reg. S, 0.13%, 06/12/2029	EUR	331	333
Reg. S, 0.38%, 02/08/2027	EUR	310	330
Reg. S, 0.50%, 03/22/2029	EUR	440	452
Reg. S, 0.63%, 08/31/2028	EUR	140	146
Reg. S, 1.38%, 07/14/2027	EUR	200	217
Reg. S, 2.88%, 06/25/2029	EUR	400	457
Reg. S, 2.88%, 05/30/2034	EUR	200	229
Reg. S, 3.00%, 08/16/2033	EUR	400	463
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	425
Reg. S, 0.00%, 04/28/2030	EUR	150	147
Reg. S, 0.00%, 03/24/2031	EUR	103	98
Reg. S, 0.00%, 09/14/2032	EUR	400	367
Reg. S, 1.38%, 05/25/2029	EUR	380	406
Reg. S, 1.75%, 05/25/2042	EUR	710	661
Reg. S, 3.25%, 03/02/2043	EUR	100	115
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	210
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	125
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,101
Reg. S, 2.75%, 02/23/2028	EUR	395	444
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	5,820	669
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	930
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	3,069
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,542
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	27,090	2,540
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,257
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	328
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	40
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	11,000	1,068
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	3,500	353
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	1,250	1,452
Reg. S, 0.00%, 06/26/2034	CHF	1,929	2,192
Reg. S, 0.00%, 07/24/2039	CHF	1,319	1,460
Reg. S, 0.50%, 05/27/2030	CHF	540	642
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,492
Reg. S, 0.50%, 06/28/2045	CHF	1,060	1,269
Reg. S, 0.50%, 05/24/2055	CHF	622	756
Reg. S, 0.50%, 05/30/2058	CHF	260	320
Reg. S, 1.25%, 06/27/2037	CHF	680	886
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,589
Reg. S, 2.00%, 06/25/2064	CHF	611	1,170
Reg. S, 2.25%, 06/22/2031	CHF	752	999

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.25%, 06/27/2027	CHF	1,360	1,733
Reg. S, 4.00%, 04/08/2028	CHF	663	883
Reg. S, 4.00%, 01/06/2049	CHF	460	991
Tasmanian Public Finance Corp., (Australia), 4.75%, 01/25/2035	AUD	400	274
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,205
1.59%, 12/17/2035	THB	1,400	39
1.60%, 12/17/2029	THB	123,830	3,725
2.00%, 12/17/2031	THB	68,600	2,081
2.00%, 06/17/2042	THB	46,000	1,268
2.13%, 12/17/2026	THB	3,024	94
2.35%, 06/17/2026	THB	70,000	2,182
2.40%, 11/17/2027	THB	4,660	146
2.40%, 03/17/2029	THB	37,000	1,158
2.65%, 06/17/2028	THB	94,700	2,991
2.80%, 06/17/2034	THB	87,770	2,801
2.88%, 06/17/2046	THB	1,430	43
3.14%, 06/17/2047	THB	52,160	1,633
3.39%, 06/17/2037	THB	71,500	2,399
3.40%, 06/17/2036	THB	4,000	134
3.45%, 06/17/2043	THB	46,630	1,566
3.65%, 06/20/2031	THB	3,480	117
4.00%, 06/17/2055	THB	30,000	1,083
4.00%, 06/17/2066	THB	26,620	909
4.00%, 06/17/2072	THB	25,000	868
Series THAI, 2.75%, 06/17/2052	THB	740	22
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	972
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,513
Reg. S, 1.50%, 11/20/2030	AUD	1,400	823
Reg. S, 1.50%, 09/10/2031	AUD	2,000	1,142
Reg. S, 2.25%, 09/15/2033	AUD	1,730	981
2.25%, 11/20/2034	AUD	500	273
2.25%, 11/20/2041	AUD	1,500	678
Reg. S, 2.50%, 10/22/2029	AUD	200	128
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,261
4.25%, 12/20/2032	AUD	2,790	1,884
Reg. S, 4.75%, 09/15/2036	AUD	1,500	1,008
Reg. S, 5.25%, 09/15/2038	AUD	810	561
5.50%, 11/17/2026	AUD	1,880	1,343
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	210
U.S. Treasury Notes,
4.13%, 09/30/2027		45	46
4.38%, 08/31/2028		19	19
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	97
Reg. S, 0.00%, 11/19/2030	EUR	200	189
Reg. S, 0.01%, 05/25/2031	EUR	1,300	1,214
Reg. S, 0.10%, 11/25/2026	EUR	600	635
Reg. S, 0.10%, 05/25/2034	EUR	100	85
Reg. S, 0.25%, 11/25/2029	EUR	2,000	1,977
Reg. S, 0.25%, 07/16/2035	EUR	600	503

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 05/25/2036	EUR	300	250
Reg. S, 0.63%, 03/03/2026	EUR	100	108
Reg. S, 1.25%, 10/21/2027	EUR	200	215
Reg. S, 1.25%, 05/25/2033	EUR	700	686
Reg. S, 1.50%, 04/20/2032	EUR	200	204
Reg. S, 1.75%, 11/25/2032	EUR	600	618
Reg. S, 3.13%, 11/25/2034	EUR	300	339
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	6,250	7,968
Reg. S, 0.13%, 01/31/2028	GBP	8,227	9,792
Reg. S, 0.25%, 07/31/2031	GBP	7,276	7,671
Reg. S, 0.38%, 10/22/2026	GBP	5,227	6,521
Reg. S, 0.38%, 10/22/2030	GBP	6,129	6,711
Reg. S, 0.50%, 01/31/2029	GBP	9,330	10,870
Reg. S, 0.50%, 10/22/2061	GBP	12,552	5,122
Reg. S, 0.63%, 07/31/2035	GBP	18,924	17,789
Reg. S, 0.63%, 10/22/2050	GBP	19,596	10,772
Reg. S, 0.88%, 10/22/2029	GBP	6,830	7,949
Reg. S, 0.88%, 07/31/2033	GBP	5,801	5,997
Reg. S, 0.88%, 01/31/2046	GBP	13,769	9,328
Reg. S, 1.00%, 01/31/2032	GBP	9,482	10,388
Reg. S, 1.13%, 01/31/2039	GBP	13,976	12,484
Reg. S, 1.13%, 10/22/2073	GBP	7,187	3,569
Reg. S, 1.25%, 07/22/2027	GBP	13,571	16,946
Reg. S, 1.25%, 10/22/2041	GBP	18,131	15,202
Reg. S, 1.25%, 07/31/2051	GBP	14,756	9,730
Reg. S, 1.50%, 07/22/2026	GBP	11,911	15,270
Reg. S, 1.50%, 07/22/2047	GBP	12,225	9,354
Reg. S, 1.50%, 07/31/2053	GBP	10,360	7,111
Reg. S, 1.63%, 10/22/2028	GBP	8,345	10,302
Reg. S, 1.63%, 10/22/2054	GBP	19,321	13,572
Reg. S, 1.63%, 10/22/2071	GBP	11,690	7,214
Reg. S, 1.75%, 09/07/2037	GBP	14,769	15,028
Reg. S, 1.75%, 01/22/2049	GBP	16,929	13,415
Reg. S, 1.75%, 07/22/2057	GBP	15,394	10,955
Reg. S, 2.50%, 07/22/2065	GBP	12,362	10,461
Reg. S, 3.25%, 01/31/2033	GBP	5,150	6,554
Reg. S, 3.25%, 01/22/2044	GBP	18,050	20,273
Reg. S, 3.50%, 10/22/2025	GBP	2,450	3,246
Reg. S, 3.50%, 01/22/2045	GBP	21,577	24,977
Reg. S, 3.50%, 07/22/2068	GBP	9,520	10,384
Reg. S, 3.75%, 03/07/2027	GBP	2,860	3,804
Reg. S, 3.75%, 01/29/2038	GBP	16,450	21,005
Reg. S, 3.75%, 07/22/2052	GBP	10,137	11,812
Reg. S, 3.75%, 10/22/2053	GBP	14,546	16,867
Reg. S, 4.00%, 10/22/2031	GBP	5,240	7,047
Reg. S, 4.00%, 01/22/2060	GBP	10,928	13,259
Reg. S, 4.00%, 10/22/2063	GBP	10,365	12,506
Reg. S, 4.13%, 01/29/2027	GBP	3,270	4,385
Reg. S, 4.13%, 07/22/2029	GBP	5,530	7,474
Reg. S, 4.25%, 12/07/2027	GBP	2,300	3,119
Reg. S, 4.25%, 06/07/2032	GBP	2,800	3,845

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.25%, 07/31/2034	GBP	4,565	6,222
Reg. S, 4.25%, 03/07/2036	GBP	12,293	16,669
Reg. S, 4.25%, 09/07/2039	GBP	20,057	26,657
Reg. S, 4.25%, 12/07/2040	GBP	11,975	15,798
Reg. S, 4.25%, 12/07/2046	GBP	13,498	17,308
Reg. S, 4.25%, 12/07/2049	GBP	12,255	15,626
Reg. S, 4.25%, 12/07/2055	GBP	11,359	14,386
Reg. S, 4.38%, 01/31/2040	GBP	4,170	5,604
Reg. S, 4.38%, 07/31/2054	GBP	10,566	13,637
Reg. S, 4.50%, 06/07/2028	GBP	1,150	1,570
Reg. S, 4.50%, 09/07/2034	GBP	5,520	7,681
Reg. S, 4.50%, 12/07/2042	GBP	11,215	15,108
Reg. S, 4.63%, 01/31/2034	GBP	10,445	14,657
Reg. S, 4.75%, 12/07/2030	GBP	2,976	4,186
Reg. S, 4.75%, 12/07/2038	GBP	11,274	15,892
Reg. S, 4.75%, 10/22/2043	GBP	10,302	14,242
Reg. S, 6.00%, 12/07/2028	GBP	912	1,327
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		694	678
3.37%, 10/05/2034		81	77
Series 1, 1.11%, 05/15/2029		729	681
Series 2, 0.80%, 05/15/2029		363	336
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	71
Reg. S, 1.38%, 11/20/2034	EUR	300	279
Reg. S, 1.63%, 02/02/2033	EUR	200	197
Reg. S, 1.75%, 05/25/2031	EUR	200	206
3.02%, 10/25/2029	EUR	400	443
Reg. S, 3.50%, 02/02/2044	EUR	100	110
3.88%, 12/29/2025	EUR	600	676
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	780	464
Reg. S, 2.25%, 07/23/2041	AUD	50	24
Reg. S, 4.25%, 07/20/2033	AUD	1,000	680
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	677
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	670	438
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	306
Reg. S, 3.30%, 04/30/2031	EUR	200	229

Total Foreign Government Securities (Cost $6,970,378)			7,193,251

Mortgage-Backed Securities — 14.1%
FHLMC Gold Pool,
3.00%, 10/01/2046		162	146
3.50%, 12/01/2044		390	369
3.50%, 06/01/2045		788	741
3.50%, 05/01/2046		123	116
3.50%, 10/01/2046		178	166
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026		27	26
3.00%, 11/01/2026		143	142

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 01/01/2027	776	766
3.00%, 05/01/2029	3,187	3,130
3.00%, 02/01/2032	289	281
3.00%, 04/01/2032	1,496	1,453
3.00%, 05/01/2032	1,009	981
3.00%, 07/01/2032	548	533
3.00%, 10/01/2032	573	557
3.00%, 11/01/2032	1,001	972
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	16	15
3.00%, 12/01/2046	26	24
4.00%, 08/01/2040	213	210
4.00%, 10/01/2040	2,039	2,017
4.00%, 11/01/2040	495	489
4.00%, 11/01/2047	1,517	1,480
4.00%, 01/01/2048	33	32
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.69%, 01/01/2050 (aa)	44	43
FHLMC Pool,
3.05%, 03/01/2032	885	815
3.50%, 02/01/2043	46	44
3.50%, 02/01/2044	72	69
6.00%, 08/01/2035	50	50
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	320	287
1.50%, 03/01/2036	489	439
1.50%, 02/01/2037	712	636
1.50%, 03/01/2037	740	660
2.00%, 12/01/2035	628	579
2.00%, 02/01/2036	4,246	3,908
2.00%, 03/01/2036	359	329
2.00%, 05/01/2036	2,174	1,999
2.00%, 08/01/2036	1,041	956
2.00%, 10/01/2036	552	507
2.00%, 11/01/2036	3,126	2,871
2.00%, 12/01/2036	315	289
2.00%, 01/01/2037	3,806	3,499
2.00%, 04/01/2037	1,435	1,313
2.00%, 05/01/2037	893	816
2.00%, 06/01/2037	1,710	1,564
2.50%, 07/01/2032	1,608	1,544
2.50%, 10/01/2035	7,147	6,754
2.50%, 07/01/2036	1,110	1,043
2.50%, 04/01/2037	131	123
2.50%, 05/01/2037	329	309
3.00%, 04/01/2028	22	21
3.00%, 10/01/2028	830	813
3.00%, 04/01/2029	22	22
3.00%, 05/01/2030	4	4
3.00%, 06/01/2030	424	415
3.00%, 11/01/2030	82	80
3.00%, 11/01/2031	23	22
3.00%, 11/01/2032	86	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 01/01/2033	41	40
3.50%, 11/01/2025	100	99
3.50%, 09/01/2033	231	228
3.50%, 02/01/2034	569	561
3.50%, 05/01/2035	494	487
3.50%, 12/01/2035	48	47
3.50%, 02/01/2036	165	162
4.00%, 07/01/2025	4	4
4.00%, 05/01/2026	5	5
4.00%, 07/01/2029	100	99
4.00%, 11/01/2033	18	18
4.00%, 01/01/2034	12	12
4.00%, 08/01/2037	123	122
4.00%, 02/01/2038	127	127
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	329	305
3.00%, 08/01/2042	114	106
3.50%, 06/01/2039	228	220
3.50%, 07/01/2039	131	127
3.50%, 08/01/2039	504	485
3.50%, 09/01/2039	318	307
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	25	20
1.50%, 04/01/2051	46	37
1.50%, 05/01/2051	5,122	4,054
1.50%, 07/01/2051	858	679
2.00%, 09/01/2050	664	554
2.00%, 10/01/2050	4,119	3,438
2.00%, 02/01/2051	3,695	3,082
2.00%, 03/01/2051	2,687	2,249
2.00%, 05/01/2051	10,565	8,789
2.00%, 06/01/2051	1,253	1,044
2.00%, 07/01/2051	1,279	1,072
2.00%, 10/01/2051	1,643	1,380
2.00%, 11/01/2051	5,311	4,444
2.00%, 12/01/2051	4,195	3,479
2.00%, 01/01/2052	456	379
2.00%, 02/01/2052	2,039	1,693
2.00%, 03/01/2052	5,170	4,283
2.50%, 11/01/2050 (gg)	21,265	18,457
2.50%, 12/01/2050	730	636
2.50%, 02/01/2051	11,598	10,088
2.50%, 04/01/2051	379	327
2.50%, 08/01/2051 (gg)	13,994	12,255
2.50%, 11/01/2051	714	625
2.50%, 02/01/2052	2,155	1,865
2.50%, 03/01/2052	1,614	1,405
2.50%, 04/01/2052	193	168
3.00%, 02/01/2049	1,980	1,829
3.00%, 11/01/2049	1,419	1,301
3.00%, 05/01/2050	3,218	2,954
3.00%, 07/01/2050	1,651	1,494

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 08/01/2050	3,589	3,282
3.00%, 10/01/2050	729	665
3.00%, 12/01/2050	238	217
3.00%, 06/01/2051	2,969	2,679
3.00%, 07/01/2051	5,581	5,103
3.00%, 11/01/2051	8,324	7,494
3.00%, 12/01/2051	3,518	3,161
3.00%, 02/01/2052	933	838
3.00%, 03/01/2052	2,716	2,445
3.00%, 04/01/2052	4,422	3,990
3.00%, 05/01/2052	1,707	1,533
3.50%, 03/01/2042	2	2
3.50%, 09/01/2042	2,059	1,967
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	299	282
3.50%, 02/01/2048	1,557	1,469
3.50%, 03/01/2048	262	248
3.50%, 05/01/2048	3,394	3,201
3.50%, 06/01/2048	4	3
3.50%, 01/01/2049	35	33
3.50%, 02/01/2049	482	458
3.50%, 09/01/2049	1,973	1,864
3.50%, 10/01/2049	1,819	1,718
3.50%, 04/01/2050	2,662	2,518
4.00%, 05/01/2045	3,999	3,914
4.00%, 10/01/2048	2,466	2,397
4.00%, 04/01/2049	2,028	1,971
4.00%, 09/01/2049	1,280	1,251
4.00%, 05/01/2050	933	904
4.00%, 08/01/2050	984	954
4.00%, 09/01/2050	8,482	8,235
4.00%, 04/01/2052	53	51
4.00%, 06/01/2052	879	846
4.00%, 07/01/2052	891	856
4.00%, 08/01/2052	1,595	1,534
4.00%, 09/01/2052	533	512
4.00%, 10/01/2052	531	515
4.00%, 02/01/2053	436	423
4.50%, 12/01/2047	155	155
4.50%, 04/01/2048	338	338
4.50%, 08/01/2048	19	18
4.50%, 09/01/2048	624	619
4.50%, 08/01/2049	1,171	1,174
4.50%, 09/01/2050	814	807
4.50%, 10/01/2050	3,142	3,111
4.50%, 07/01/2052	196	193
4.50%, 08/01/2052	479	471
4.50%, 12/01/2052	1,646	1,638
4.50%, 08/01/2053	93	91
5.00%, 12/01/2049	348	356
5.00%, 08/01/2052	235	236
5.00%, 09/01/2052	556	561

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.00%, 10/01/2052	269	269
5.00%, 11/01/2052	228	228
5.00%, 01/01/2053	3,844	3,883
5.00%, 04/01/2053	1,259	1,260
5.00%, 06/01/2053	183	184
5.50%, 11/01/2052	379	389
5.50%, 12/01/2052	1,145	1,171
5.50%, 01/01/2053	816	833
5.50%, 02/01/2053	541	553
5.50%, 03/01/2053	529	539
5.50%, 04/01/2053	379	385
5.50%, 05/01/2053	1,862	1,891
5.50%, 06/01/2053	101	103
5.50%, 03/01/2054	2,508	2,541
5.50%, 05/01/2054	3,943	4,030
5.50%, 08/01/2054	488	497
6.00%, 06/01/2053	320	330
6.00%, 08/01/2053	2,778	2,879
6.00%, 09/01/2053	852	877
6.00%, 02/01/2054	453	468
6.00%, 04/01/2054	353	367
6.00%, 05/01/2054	4,334	4,473
6.00%, 07/01/2054	807	833
6.50%, 09/01/2053	764	790
6.50%, 10/01/2053	489	507
6.50%, 11/01/2053	219	226
6.50%, 12/01/2053	1,241	1,285
6.50%, 01/01/2054	102	105
6.50%, 02/01/2054	228	235
6.50%, 05/01/2054	708	738
7.00%, 07/01/2054	300	312
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2054 (w)	1,241	1,108
TBA, 2.00%, 10/01/2052 (w)	1,550	1,418
TBA, 2.50%, 10/25/2037 (w)	3,275	3,071
TBA, 3.00%, 10/01/2039 (w)	3,375	3,236
TBA, 3.50%, 10/01/2054 (w)	4,350	4,260
TBA, 4.00%, 10/01/2039 (w)	3,125	3,104
TBA, 4.50%, 10/01/2039 (w)	6,800	6,818
TBA, 5.50%, 10/01/2043 (w)	3,000	3,065
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 10/15/2052 (w)	7,300	5,768
TBA, 2.00%, 10/01/2054 (w)	9,025	7,463
TBA, 2.00%, 11/01/2054 (w)	92,000	76,195
TBA, 2.50%, 10/01/2052 (w)	20,775	17,923
TBA, 3.00%, 10/01/2054 (w)	21,478	19,282
TBA, 3.50%, 10/01/2054 (w)	66,904	62,270
TBA, 4.00%, 10/01/2054 (w)	44,775	42,966
TBA, 4.00%, 11/01/2054 (w)	72,400	69,534
TBA, 4.50%, 11/01/2042 (w)	6,075	5,973
TBA, 4.50%, 10/01/2054 (w)	5,393	5,300
TBA, 5.00%, 10/01/2054 (w)	49,479	49,429

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 5.00%, 11/01/2054 (w)	13,400	13,388
TBA, 5.50%, 11/01/2050 (w)	39,400	39,871
TBA, 5.50%, 10/01/2054 (w)	6,443	6,520
TBA, 6.00%, 10/01/2054 (w)	49,800	50,915
TBA, 6.00%, 11/01/2054 (w)	153,700	157,135
TBA, 6.50%, 11/01/2041 (w)	35,700	36,785
TBA, 6.50%, 10/01/2054 (w)	5,625	5,798
TBA, 7.00%, 10/01/2054 (w)	4,000	4,156
FNMA Pool,
1.41%, 01/01/2031	5,000	4,240
2.00%, 11/01/2027	219	213
2.32%, 01/01/2026	2,042	1,988
2.92%, 10/01/2025 (z) (gg)	6,654	6,568
3.00%, 12/01/2042	223	205
3.00%, 06/01/2043	951	859
3.00%, 05/01/2045	295	266
3.00%, 07/01/2045	31	28
3.00%, 11/01/2046	29	26
3.00%, 03/01/2060	15,481	13,746
3.01%, 04/01/2032	4,035	3,751
3.02%, 03/01/2028	400	388
3.15%, 03/01/2026	3,900	3,839
3.29%, 04/01/2027	2,600	2,554
3.29%, 03/01/2028	1,400	1,367
3.43%, 05/01/2028	500	489
3.44%, 01/01/2037	309	289
3.50%, 09/01/2027	72	71
3.50%, 12/01/2028	41	41
3.50%, 08/01/2032	48	46
3.50%, 12/01/2042	132	125
3.50%, 04/01/2043	190	180
3.50%, 11/01/2043	92	88
3.50%, 02/01/2045	230	219
3.50%, 02/01/2048	695	649
3.50%, 09/01/2048	71	66
3.50%, 07/01/2049	279	258
3.59%, 12/01/2025	3,900	3,859
4.00%, 04/01/2041	104	104
4.00%, 08/01/2046	90	89
4.13%, 08/01/2031	2,290	2,284
4.14%, 04/01/2028	521	523
4.25%, 01/01/2033	3,820	3,834
4.39%, 04/01/2033	552	557
4.50%, 06/01/2030	100	102
4.55%, 05/01/2028	100	102
4.59%, 06/01/2033	1,173	1,201
4.62%, 08/01/2031	200	205
4.64%, 09/01/2028	229	234
4.70%, 08/01/2031	1,700	1,756
4.79%, 06/01/2033	1,280	1,320
4.82%, 09/01/2028	700	720
4.83%, 06/01/2030	3,310	3,436

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.83%, 12/01/2031	1,838	1,914
4.83%, 12/01/2032	3,252	3,379
4.88%, 06/01/2028	5,168	5,309
4.88%, 09/01/2028	1,101	1,133
4.90%, 10/01/2028	355	365
4.94%, 05/01/2031	1,076	1,116
4.99%, 03/01/2031	496	512
5.09%, 02/01/2031	1,741	1,818
5.17%, 08/01/2034	742	784
5.24%, 11/01/2031	1,143	1,207
5.27%, 03/01/2031	725	764
5.42%, 08/01/2030	3,845	4,067
5.57%, 10/01/2028	435	449
5.73%, 12/01/2033	700	771
5.75%, 06/01/2034	1,144	1,264
5.80%, 05/01/2033	995	1,095
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	738	680
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	468	419
1.50%, 11/01/2036	415	372
1.50%, 03/01/2037	414	370
1.50%, 05/01/2037	167	149
1.50%, 08/01/2037	459	410
2.00%, 02/01/2028	9	9
2.00%, 09/01/2028	80	77
2.00%, 11/01/2028	74	71
2.00%, 07/01/2032	8	7
2.00%, 12/01/2035	701	646
2.00%, 02/01/2036	5,258	4,835
2.00%, 03/01/2036	400	368
2.00%, 08/01/2036	993	913
2.00%, 10/01/2036	310	284
2.00%, 11/01/2036	2,029	1,866
2.00%, 12/01/2036	1,041	955
2.00%, 01/01/2037	497	457
2.00%, 02/01/2037	855	783
2.00%, 04/01/2037	996	916
2.00%, 05/01/2037	621	568
2.50%, 08/01/2035	203	192
2.50%, 03/01/2036	1,871	1,768
2.50%, 07/01/2036	742	697
2.50%, 08/01/2036	115	108
2.50%, 03/01/2037	216	203
2.50%, 04/01/2037	444	416
2.50%, 05/01/2037	116	108
3.00%, 10/01/2026	35	35
3.00%, 11/01/2026	526	518
3.00%, 12/01/2026	68	67
3.00%, 01/01/2027	720	709
3.00%, 02/01/2027	147	145
3.00%, 04/01/2027	273	268
3.00%, 11/01/2027	19	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 02/01/2028	128	126
3.00%, 10/01/2029	39	38
3.00%, 03/01/2030	28	27
3.00%, 05/01/2030	12	12
3.00%, 07/01/2030	14	13
3.00%, 09/01/2030	450	440
3.00%, 12/01/2030	21	20
3.00%, 04/01/2031	77	75
3.00%, 12/01/2031	178	174
3.00%, 02/01/2032	285	277
3.00%, 03/01/2032	278	270
3.00%, 04/01/2032	1,370	1,329
3.00%, 05/01/2032	413	401
3.00%, 07/01/2032	896	871
3.00%, 08/01/2032	355	344
3.00%, 11/01/2032	711	691
3.00%, 01/01/2033	52	51
3.00%, 07/01/2033	89	86
3.00%, 02/01/2034	1,039	1,009
3.00%, 09/01/2034	401	388
3.00%, 12/01/2035	392	380
3.50%, 12/01/2025	52	51
3.50%, 01/01/2026	171	169
3.50%, 07/01/2031	47	46
3.50%, 07/01/2034	278	275
3.50%, 03/01/2035	1,101	1,088
3.50%, 04/01/2035	683	672
3.50%, 05/01/2035	62	61
3.50%, 06/01/2035	217	214
4.00%, 03/01/2025	6	6
4.00%, 06/01/2026	29	29
4.00%, 08/01/2026	16	16
4.00%, 08/01/2027	18	17
4.00%, 12/01/2028	15	15
4.00%, 04/01/2033	402	402
4.00%, 10/01/2033	63	63
4.00%, 11/01/2033	37	37
4.00%, 12/01/2033	14	14
4.00%, 03/01/2035	402	399
4.00%, 09/01/2037	168	167
4.00%, 11/01/2037	243	242
4.00%, 05/01/2038	111	110
4.00%, 11/01/2038	70	70
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	674	624
3.00%, 06/01/2042	350	324
3.00%, 07/01/2042	1,268	1,181
3.50%, 03/01/2037	404	393
3.50%, 08/01/2038	92	89
3.50%, 04/01/2039	11	11
3.50%, 08/01/2039	143	138
4.50%, 06/01/2039	27	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 07/01/2043	922	927
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,259	997
1.50%, 06/01/2051	1,879	1,489
1.50%, 07/01/2051	1,160	919
1.50%, 04/01/2052	884	699
2.00%, 07/01/2050	1,336	1,115
2.00%, 09/01/2050	1,165	975
2.00%, 10/01/2050	887	740
2.00%, 12/01/2050	7,386	6,159
2.00%, 01/01/2051	3,718	3,113
2.00%, 02/01/2051	1,250	1,041
2.00%, 03/01/2051	1,869	1,568
2.00%, 04/01/2051	3,392	2,842
2.00%, 05/01/2051	1,694	1,415
2.00%, 06/01/2051	5,507	4,603
2.00%, 07/01/2051	2,903	2,418
2.00%, 10/01/2051	17,672	14,708
2.00%, 11/01/2051	2,116	1,770
2.00%, 12/01/2051	17,873	14,832
2.00%, 05/01/2052	3,373	2,795
2.50%, 08/01/2046	4,631	4,124
2.50%, 08/01/2050	15	14
2.50%, 10/01/2050	10,703	9,302
2.50%, 12/01/2050	13,008	11,247
2.50%, 02/01/2051	1,822	1,588
2.50%, 03/01/2051	4,885	4,262
2.50%, 04/01/2051	6,086	5,282
2.50%, 07/01/2051	1,589	1,386
2.50%, 08/01/2051	3,514	3,071
2.50%, 09/01/2051	474	413
2.50%, 10/01/2051	2,989	2,592
2.50%, 11/01/2051	4,836	4,191
2.50%, 12/01/2051	14,107	12,299
2.50%, 01/01/2052	17,298	14,994
2.50%, 02/01/2052	988	859
2.50%, 03/01/2052	14,702	12,788
2.50%, 04/01/2052	4,387	3,821
2.50%, 05/01/2052	844	735
2.50%, 07/01/2052	466	405
3.00%, 08/01/2046	1,050	962
3.00%, 11/01/2046	2,800	2,598
3.00%, 02/01/2047	542	502
3.00%, 04/01/2048	5,507	5,109
3.00%, 01/01/2050	2,620	2,404
3.00%, 03/01/2050	1,378	1,262
3.00%, 06/01/2050	253	231
3.00%, 07/01/2050	11,438	10,405
3.00%, 08/01/2050	3,077	2,813
3.00%, 09/01/2050	285	259
3.00%, 11/01/2050	504	459
3.00%, 12/01/2050	3,606	3,290

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 01/01/2051	1,553	1,415
3.00%, 05/01/2051	10,126	9,178
3.00%, 06/01/2051	6,266	5,669
3.00%, 07/01/2051	1,725	1,563
3.00%, 08/01/2051	1,154	1,052
3.00%, 10/01/2051	2,939	2,645
3.00%, 11/01/2051	2,505	2,259
3.00%, 12/01/2051	2,436	2,190
3.00%, 02/01/2052	891	806
3.00%, 03/01/2052	471	429
3.00%, 04/01/2052	4,977	4,487
3.00%, 05/01/2052	1,312	1,180
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	143	137
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	6,248	5,975
3.50%, 08/01/2043	15,871	15,161
3.50%, 01/01/2044	193	185
3.50%, 10/01/2045	18	17
3.50%, 12/01/2045	1,788	1,687
3.50%, 07/01/2046	3,282	3,119
3.50%, 02/01/2047	3,573	3,410
3.50%, 07/01/2047	796	755
3.50%, 10/01/2047	1,203	1,135
3.50%, 02/01/2048	1,896	1,788
3.50%, 03/01/2048	167	158
3.50%, 03/01/2049	306	289
3.50%, 06/01/2049	3,338	3,149
3.50%, 08/01/2049	1,651	1,558
3.50%, 04/01/2050	157	148
3.50%, 05/01/2050	3,750	3,537
3.50%, 07/01/2050	8,697	8,114
3.50%, 01/01/2051	647	609
3.50%, 03/01/2052 (gg)	11,293	10,685
3.50%, 05/01/2052 (gg)	18,170	16,991
3.50%, 06/01/2052	4,198	3,935
3.50%, 07/01/2052	922	859
4.00%, 04/01/2039	1,102	1,093
4.00%, 03/01/2042	495	491
4.00%, 04/01/2043	199	196
4.00%, 04/01/2044	1,469	1,434
4.00%, 02/01/2045	211	208
4.00%, 08/01/2045	2,474	2,426
4.00%, 09/01/2046	120	119
4.00%, 09/01/2047	36	35
4.00%, 10/01/2047	442	430
4.00%, 03/01/2048	67	66
4.00%, 04/01/2048	389	379
4.00%, 06/01/2048	26	25
4.00%, 07/01/2048	4,152	4,061
4.00%, 08/01/2048	110	107
4.00%, 09/01/2048	260	253

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 03/01/2049	1,045	1,016
4.00%, 05/01/2049	5,154	5,096
4.00%, 06/01/2049	1,032	1,007
4.00%, 11/01/2049	435	424
4.00%, 05/01/2050	829	805
4.00%, 03/01/2051	2,216	2,127
4.00%, 05/01/2051	218	212
4.00%, 04/01/2052	54	52
4.00%, 05/01/2052	1,736	1,671
4.00%, 06/01/2052	602	579
4.00%, 07/01/2052	441	424
4.00%, 08/01/2052	1,908	1,834
4.00%, 09/01/2052	295	284
4.00%, 07/01/2053	433	421
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	556	554
4.50%, 01/01/2048	508	506
4.50%, 04/01/2048	25	24
4.50%, 08/01/2048	14	14
4.50%, 09/01/2048	404	403
4.50%, 02/01/2049	4,415	4,373
4.50%, 05/01/2049	395	393
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	149	150
4.50%, 04/01/2050 (gg)	6,527	6,480
4.50%, 05/01/2052	20	20
4.50%, 06/01/2052	1,289	1,269
4.50%, 07/01/2052 (gg)	8,657	8,519
4.50%, 08/01/2052	356	351
4.50%, 09/01/2052	2,104	2,069
4.50%, 10/01/2052	887	873
4.50%, 11/01/2052	3,067	3,019
4.50%, 12/01/2052	461	454
4.50%, 08/01/2053	270	266
5.00%, 09/01/2049	878	896
5.00%, 10/01/2052	530	536
5.00%, 11/01/2052	1,019	1,025
5.00%, 12/01/2052	519	523
5.00%, 01/01/2053	2,187	2,188
5.00%, 02/01/2053	1,331	1,330
5.00%, 03/01/2053	330	334
5.00%, 04/01/2053	902	902
5.00%, 05/01/2053	199	199
5.00%, 06/01/2053	251	255
5.00%, 07/01/2053	1,942	1,941
5.00%, 08/01/2053	1,096	1,094
5.50%, 09/01/2052	296	306
5.50%, 01/01/2053	431	445
5.50%, 02/01/2053	1,839	1,868
5.50%, 03/01/2053	1,408	1,445
5.50%, 04/01/2053	1,791	1,837
5.50%, 05/01/2053	1,659	1,689

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.50%, 06/01/2053	3,891	3,989
5.50%, 09/01/2053	351	366
5.50%, 04/01/2054	710	722
5.50%, 07/01/2054	391	398
5.50%, 08/01/2054	619	630
6.00%, 01/01/2053	2,157	2,208
6.00%, 07/01/2053	1,240	1,269
6.00%, 08/01/2053	468	488
6.00%, 09/01/2053	1,908	1,975
6.00%, 11/01/2053	2,196	2,258
6.00%, 12/01/2053	735	759
6.00%, 04/01/2054	2,215	2,281
6.00%, 08/01/2054	3,335	3,434
6.00%, 09/01/2054	1,540	1,578
6.50%, 10/01/2053	763	797
6.50%, 11/01/2053	1,895	1,959
6.50%, 12/01/2053	1,342	1,408
6.50%, 01/01/2054	1,556	1,615
6.50%, 02/01/2054	792	840
6.50%, 07/01/2054	759	787
6.50%, 08/01/2054	2,489	2,581
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	172	157
3.00%, 03/15/2050	14	13
GNMA II Pool,
2.50%, 12/20/2049	239	208
3.00%, 01/20/2047	1,142	1,039
3.00%, 02/20/2047	417	379
3.00%, 06/20/2047	474	431
3.00%, 07/20/2047	1,105	1,006
3.00%, 08/20/2047	463	421
3.00%, 09/20/2047	376	342
3.00%, 10/20/2047	386	351
3.00%, 12/20/2047	527	479
3.00%, 01/20/2048	535	487
3.00%, 08/20/2050	592	537
3.50%, 09/20/2042	2,233	2,088
3.50%, 08/20/2045	2,148	2,008
3.50%, 09/20/2045	658	615
3.50%, 12/20/2047	3,266	3,052
3.50%, 06/20/2048	45	42
3.50%, 07/20/2048	29	27
3.50%, 08/20/2049	89	82
3.50%, 11/20/2049	152	140
3.50%, 07/20/2050	148	136
4.00%, 11/20/2041	19	19
4.00%, 10/20/2050	328	313
4.50%, 08/20/2040	17	16
4.50%, 10/20/2040	36	36
ARM, (CMT Index 1 Year + 1.84%), 6.93%, 07/20/2072 (aa) (gg)	19,084	19,881
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.21%), 7.66%, 10/20/2071 (aa) (gg)	7,397	7,616

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.66%, 02/20/2071 (aa)	2,389	2,463
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,560	2,367
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	283	232
2.00%, 07/20/2050	137	117
2.00%, 08/20/2050	4,475	3,805
2.00%, 11/20/2050	1,564	1,328
2.00%, 12/20/2050	2,602	2,209
2.00%, 01/20/2051	1,101	935
2.00%, 02/20/2051	951	807
2.00%, 10/20/2051	5,127	4,349
2.00%, 12/20/2051	5,069	4,300
2.00%, 01/20/2052	471	400
2.00%, 03/20/2052	1,287	1,092
2.00%, 04/20/2052	2,996	2,543
2.50%, 01/20/2051	283	249
2.50%, 02/20/2051	4,025	3,553
2.50%, 05/20/2051	5,862	5,170
2.50%, 07/20/2051	7,510	6,618
2.50%, 09/20/2051 (gg)	10,775	9,491
2.50%, 11/20/2051	3,226	2,841
2.50%, 12/20/2051	3,541	3,119
2.50%, 03/20/2052	847	746
2.50%, 04/20/2052	425	374
2.50%, 05/20/2052	755	665
2.50%, 07/20/2052	246	217
2.50%, 08/20/2052	410	361
3.00%, 01/20/2043	401	373
3.00%, 11/20/2043	83	77
3.00%, 03/20/2045	87	81
3.00%, 09/20/2046	1,899	1,751
3.00%, 11/20/2046	1,167	1,078
3.00%, 10/20/2047	381	352
3.00%, 04/20/2049	29	27
3.00%, 04/20/2050 (gg)	6,910	6,328
3.00%, 07/20/2050	5,864	5,349
3.00%, 08/20/2050	3,175	2,907
3.00%, 08/20/2051	583	532
3.00%, 10/20/2051	2,610	2,382
3.00%, 11/20/2051	3,274	2,987
3.00%, 12/20/2051	799	729
3.00%, 01/20/2052 (gg)	7,525	6,866
3.00%, 02/20/2052	325	296
3.00%, 03/20/2052	1,071	968
3.00%, 09/20/2052	860	785
3.00%, 02/20/2053	3,025	2,768
3.50%, 09/20/2045	2,370	2,260
3.50%, 09/20/2047	3,041	2,882
3.50%, 08/20/2048	154	146
3.50%, 11/20/2048	185	175
3.50%, 12/20/2048	5	5
3.50%, 03/20/2049	889	841

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 07/20/2049	873	829
3.50%, 09/20/2049	1,100	1,039
3.50%, 10/20/2049	465	440
3.50%, 12/20/2049	367	347
3.50%, 01/20/2050	551	521
3.50%, 04/20/2050	109	103
3.50%, 01/20/2052	3,952	3,714
3.50%, 02/20/2052	2,354	2,210
3.50%, 05/20/2052	694	652
3.50%, 02/20/2053	3,078	2,901
4.00%, 07/20/2048	895	875
4.00%, 09/20/2048	1,523	1,488
4.00%, 11/20/2048	27	26
4.00%, 12/20/2048	770	750
4.00%, 05/20/2049	475	463
4.00%, 01/20/2050	849	827
4.00%, 03/20/2050	182	178
4.00%, 12/20/2050	2,198	2,146
4.00%, 07/20/2052	188	181
4.00%, 09/20/2052	1,692	1,636
4.00%, 12/20/2052	389	376
4.50%, 03/20/2047	419	417
4.50%, 06/20/2047	762	758
4.50%, 07/20/2047	1,324	1,327
4.50%, 10/20/2047	287	286
4.50%, 11/20/2047	974	967
4.50%, 05/20/2048	6,799	6,753
4.50%, 09/20/2048	601	582
4.50%, 11/20/2048	736	731
4.50%, 01/20/2049	1,650	1,649
4.50%, 03/20/2049	417	417
4.50%, 05/20/2049	231	229
4.50%, 10/20/2049	587	585
4.50%, 08/20/2052	1,483	1,466
4.50%, 06/20/2053	1,245	1,229
4.50%, 12/20/2053	392	387
5.00%, 12/20/2048	133	134
5.00%, 06/20/2049	291	295
5.00%, 07/20/2052	107	107
5.00%, 09/20/2052	815	818
5.00%, 12/20/2052	1,187	1,190
5.00%, 04/20/2053	1,115	1,119
5.00%, 05/20/2053	1,214	1,217
5.00%, 07/20/2053	1,810	1,815
5.50%, 12/20/2052	1,094	1,106
5.50%, 01/20/2053	135	136
5.50%, 03/20/2053	496	502
5.50%, 04/20/2053	1,281	1,295
5.50%, 06/20/2053	1,105	1,116
5.50%, 07/20/2053	389	396
5.50%, 08/20/2054	2,332	2,354
6.00%, 09/20/2053	606	618

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
6.00%, 10/20/2053	928	945
6.00%, 08/20/2054	2,101	2,138
6.50%, 06/20/2054	1,982	2,029
6.50%, 07/20/2054	1,198	1,227
6.50%, 08/20/2054	673	689
7.00%, 01/20/2053	1,484	1,520
7.00%, 05/20/2054	4,766	4,888
GNMA, Single Family, 30 years,
TBA, 2.00%, 10/01/2054 (w)	4,325	3,668
TBA, 2.00%, 11/01/2054 (w)	15,000	12,738
TBA, 2.50%, 10/01/2054 (w)	3,000	2,643
TBA, 2.50%, 11/01/2054 (w)	6,600	5,820
TBA, 3.00%, 10/01/2054 (w)	41,862	38,184
TBA, 3.00%, 11/01/2054 (w)	19,000	17,346
TBA, 3.50%, 10/01/2054 (w)	5,245	4,925
TBA, 3.50%, 11/01/2054 (w)	1,000	940
TBA, 4.00%, 10/01/2054 (w)	8,185	7,911
TBA, 4.50%, 10/01/2054 (w)	3,375	3,331
TBA, 4.50%, 11/01/2054 (w)	6,000	5,920
TBA, 5.00%, 10/01/2054 (w)	3,305	3,311
TBA, 5.00%, 11/01/2054 (w)	15,325	15,345
TBA, 5.50%, 10/01/2054 (w)	7,814	7,887
TBA, 6.00%, 10/01/2054 (w)	6,500	6,612
TBA, 6.50%, 10/01/2054 (w)	3,175	3,248

Total Mortgage-Backed Securities (Cost $1,925,669)		1,849,072

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	98

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	115
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	89

		215

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	860

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	94	96

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,168

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,560	1,622

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	880

New York — 0.0% (g)
Port Authority of New York & New Jersey,
Rev., 5.07%, 07/15/2053	2,205	2,257
Series 21, Rev., 3.29%, 08/01/2069	40	28
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	108

		2,393

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	8

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	381
Series C, Rev., 3.09%, 11/01/2040	100	82

		463

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	924
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	34

		958

Total Municipal Bonds (Cost $9,499)		8,771

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp., 2.00%, 10/27/2031	1,000	874
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	468
1.30%, 11/04/2030	5	4
1.30%, 02/03/2031	1,235	1,046
1.43%, 12/11/2030	44	38
2.20%, 12/09/2031	1,030	911
2.20%, 01/12/2032	60	53
5.48%, 06/27/2042	1,000	1,000
FHLBs,
0.50%, 04/14/2025	25	24
1.00%, 03/23/2026	366	350
1.28%, 12/02/2030	15	13
1.30%, 02/11/2030	10	9
1.50%, 09/11/2029	110	98
1.85%, 06/11/2035	25	20
3.25%, 11/16/2028	25	25
FHLMC,
Zero Coupon, 12/14/2029	710	584
0.38%, 07/21/2025	25	24
1.22%, 08/19/2030	215	184
1.25%, 11/19/2030	10	9
1.38%, 07/15/2030	17	15
1.40%, 06/28/2030	30	26
1.50%, 02/12/2025	25	25

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	58
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	420
FNMA,
Zero Coupon, 11/15/2030		445	350
0.88%, 08/05/2030		50	42
5.38%, 12/07/2028	GBP	460	640
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2027		129	115
Zero Coupon, 10/15/2028		635	547
Zero Coupon, 01/15/2030		1,750	1,428
Zero Coupon, 04/15/2030		2,965	2,392
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	857
Zero Coupon, 04/15/2030		395	318
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	250

Total U.S. Government Agency Securities (Cost $13,443)			13,225

U.S. Treasury Obligations — 6.8%
U.S. Treasury Bonds,
1.13%, 05/15/2040 (jj)		755	498
1.13%, 08/15/2040		35	23
1.25%, 05/15/2050 (jj)		6,208	3,316
1.38%, 11/15/2040		203	138
1.38%, 08/15/2050		63	35
1.63%, 11/15/2050		462	271
1.75%, 08/15/2041		486	344
1.88%, 02/15/2041		46	34
1.88%, 02/15/2051		68	43
1.88%, 11/15/2051		494	307
2.00%, 11/15/2041		26	19
2.00%, 02/15/2050		1,607	1,046
2.00%, 08/15/2051		70	45
2.25%, 05/15/2041		47	36
2.25%, 08/15/2046		470	336
2.25%, 08/15/2049		39	27
2.25%, 02/15/2052		59	40
2.38%, 02/15/2042		45	35
2.38%, 11/15/2049		36	26
2.38%, 05/15/2051		70	49
2.50%, 02/15/2045		949	724
2.50%, 02/15/2046		27	20
2.50%, 05/15/2046		418	315
2.75%, 08/15/2042		14	12
2.75%, 11/15/2042		25	20
2.75%, 08/15/2047		29	23
2.75%, 11/15/2047		707	550
2.88%, 05/15/2043		247	205
2.88%, 08/15/2045		1,195	970
2.88%, 11/15/2046		19	15
2.88%, 05/15/2049		42	33
2.88%, 05/15/2052		56	44

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.00%, 05/15/2042	19	16
3.00%, 11/15/2044	35	29
3.00%, 05/15/2045	855	710
3.00%, 11/15/2045	9	7
3.00%, 02/15/2047	27	22
3.00%, 05/15/2047	20	16
3.00%, 02/15/2048	33	27
3.00%, 08/15/2048	51	41
3.00%, 02/15/2049	2,339	1,891
3.00%, 08/15/2052	53	43
3.13%, 11/15/2041	21	19
3.13%, 02/15/2042	10	9
3.13%, 02/15/2043	91	79
3.13%, 08/15/2044	371	316
3.13%, 05/15/2048	35	29
3.25%, 05/15/2042	40	36
3.38%, 08/15/2042	34	31
3.38%, 05/15/2044	5	4
3.38%, 11/15/2048	54	47
3.50%, 02/15/2039	19	18
3.63%, 08/15/2043	1,117	1,033
3.63%, 02/15/2044	1,021	941
3.63%, 02/15/2053	53	48
3.63%, 05/15/2053	53	48
3.75%, 08/15/2041	4	4
3.75%, 11/15/2043	1,577	1,482
3.88%, 08/15/2040	19	19
3.88%, 02/15/2043	34	33
3.88%, 05/15/2043	272	262
4.00%, 11/15/2042	34	33
4.00%, 11/15/2052	53	51
4.13%, 08/15/2044	18	18
4.13%, 08/15/2053	59	59
4.25%, 05/15/2039	9	9
4.25%, 11/15/2040	30	31
4.25%, 02/15/2054	272	277
4.25%, 08/15/2054	36	36
4.38%, 02/15/2038	12	13
4.38%, 11/15/2039	12	13
4.38%, 05/15/2040	10	10
4.38%, 05/15/2041	16	17
4.38%, 08/15/2043 (ff)	412	423
4.50%, 02/15/2036	60	64
4.50%, 05/15/2038	5	5
4.50%, 08/15/2039	11	12
4.50%, 02/15/2044	285	297
4.63%, 02/15/2040	15	16
4.63%, 05/15/2044	14	15
4.63%, 05/15/2054	54	59
4.75%, 02/15/2037	12	13
4.75%, 02/15/2041	31	34
4.75%, 11/15/2043	47	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
4.75%, 11/15/2053	62	68
5.00%, 05/15/2037	12	13
5.25%, 02/15/2029	365	391
5.38%, 02/15/2031	5	5
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/2025 (ee) (ii)	834	829
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2025	49	48
0.25%, 01/15/2025 (ee) (ii)	3,851	3,804
U.S. Treasury Notes,
0.38%, 11/30/2025	46	44
0.38%, 12/31/2025	49	47
0.38%, 01/31/2026	53	51
0.38%, 07/31/2027	42	38
0.38%, 09/30/2027	43	39
0.50%, 04/30/2027	32	30
0.50%, 05/31/2027	28	26
0.50%, 06/30/2027	35	32
0.50%, 08/31/2027	33	30
0.50%, 10/31/2027	28	26
0.63%, 07/31/2026	91	86
0.63%, 03/31/2027	39	36
0.63%, 11/30/2027	38	35
0.63%, 12/31/2027	20	18
0.63%, 05/15/2030	71	60
0.63%, 08/15/2030 (jj)	99	83
0.75%, 03/31/2026	58	55
0.75%, 04/30/2026	58	55
0.75%, 05/31/2026	73	70
0.75%, 08/31/2026	77	73
0.75%, 01/31/2028	41	37
0.88%, 06/30/2026	41	39
0.88%, 09/30/2026	89	84
0.88%, 11/15/2030	101	86
1.00%, 07/31/2028	615	558
1.13%, 10/31/2026	51	48
1.13%, 02/28/2027	39	37
1.13%, 02/29/2028	52	48
1.13%, 08/31/2028	116	106
1.13%, 02/15/2031	100	86
1.25%, 11/30/2026	58	55
1.25%, 12/31/2026	66	63
1.25%, 03/31/2028	20	18
1.25%, 04/30/2028	81	75
1.25%, 05/31/2028	695	639
1.25%, 06/30/2028	198	182
1.25%, 09/30/2028	70	64
1.25%, 08/15/2031	103	88
1.38%, 08/31/2026	4	4
1.38%, 10/31/2028	2,089	1,914
1.38%, 12/31/2028	97	89
1.38%, 11/15/2031	71,369	61,068
1.50%, 08/15/2026	41	39

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.50%, 01/31/2027	73	70
1.50%, 11/30/2028	41	38
1.50%, 02/15/2030	52	47
1.63%, 02/15/2026	46	45
1.63%, 05/15/2026	58	56
1.63%, 09/30/2026	10	10
1.63%, 10/31/2026	23	22
1.63%, 11/30/2026	19	18
1.63%, 08/15/2029	41	37
1.63%, 05/15/2031	93	82
1.75%, 12/31/2026	32	31
1.75%, 01/31/2029	47	44
1.75%, 11/15/2029	20	18
1.88%, 06/30/2026	10	10
1.88%, 07/31/2026	10	10
1.88%, 02/28/2027	58	56
1.88%, 02/28/2029	52	48
1.88%, 02/15/2032	68,245	60,215
2.00%, 11/15/2026	46	44
2.13%, 05/31/2026	8	8
2.25%, 11/15/2025	52	51
2.25%, 03/31/2026	23	23
2.25%, 02/15/2027	46	45
2.25%, 08/15/2027	38	37
2.25%, 11/15/2027	10	10
2.38%, 04/30/2026	19	19
2.38%, 05/15/2027	51	49
2.38%, 03/31/2029	45	43
2.38%, 05/15/2029	47	45
2.50%, 03/31/2027	45	44
2.63%, 05/31/2027	50	49
2.63%, 02/15/2029	61	59
2.63%, 07/31/2029	35	34
2.75%, 04/30/2027	58	57
2.75%, 07/31/2027	44	43
2.75%, 02/15/2028	1,021	994
2.75%, 05/31/2029	41	40
2.75%, 08/15/2032	65,098	60,765
2.88%, 11/30/2025	50	49
2.88%, 05/15/2028	60	59
2.88%, 08/15/2028	70	68
2.88%, 04/30/2029	41	40
2.88%, 05/15/2032	67,884	64,113
3.00%, 07/15/2025	4,000	3,967
3.00%, 09/30/2025	20	20
3.00%, 10/31/2025	1,185	1,174
3.13%, 08/31/2027	41	40
3.13%, 11/15/2028	2,683	2,635
3.13%, 08/31/2029	32	31
3.25%, 06/30/2027	42	42
3.25%, 06/30/2029	39	38
3.38%, 09/15/2027	80	80

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.38%, 05/15/2033	64,500	62,653
3.50%, 09/15/2025	36	36
3.50%, 01/31/2028	20	20
3.50%, 04/30/2028	20	20
3.50%, 09/30/2029	40	40
3.50%, 01/31/2030	34	34
3.50%, 04/30/2030	30	30
3.50%, 02/15/2033	64,509	63,327
3.63%, 05/15/2026	58	58
3.63%, 03/31/2028	28	28
3.63%, 05/31/2028	30	30
3.63%, 08/31/2029	59	59
3.63%, 03/31/2030	31	31
3.63%, 09/30/2031	32	32
3.75%, 04/15/2026	36	36
3.75%, 08/15/2027	75	75
3.75%, 12/31/2028	78	78
3.75%, 05/31/2030	39	39
3.75%, 06/30/2030	32	32
3.75%, 12/31/2030	57	57
3.75%, 08/31/2031	40	40
3.88%, 01/15/2026	39	39
3.88%, 11/30/2027	73	74
3.88%, 12/31/2027	34	34
3.88%, 09/30/2029	32	32
3.88%, 11/30/2029	28	28
3.88%, 12/31/2029	442	447
3.88%, 08/15/2033	70,383	70,881
3.88%, 08/15/2034	53,251	53,567
4.00%, 12/15/2025	66	66
4.00%, 02/15/2026	58	58
4.00%, 01/15/2027	3,310	3,336
4.00%, 02/29/2028	36	36
4.00%, 06/30/2028	36	37
4.00%, 01/31/2029	57	58
4.00%, 07/31/2029	230	234
4.00%, 10/31/2029	39	40
4.00%, 02/28/2030	28	29
4.00%, 07/31/2030	46	47
4.00%, 01/31/2031	113	115
4.00%, 02/15/2034	78,200	79,459
4.13%, 06/15/2026	77	78
4.13%, 02/15/2027	144	146
4.13%, 10/31/2027	28	28
4.13%, 07/31/2028	137	140
4.13%, 03/31/2029	65	66
4.13%, 08/31/2030	32	33
4.13%, 03/31/2031	61	63
4.13%, 07/31/2031	33	34
4.13%, 11/15/2032 (jj)	70,652	72,608
4.25%, 05/31/2025	2,515	2,516
4.25%, 10/15/2025	56	56
4.25%, 12/31/2025	77	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
4.25%, 03/15/2027		106	108
4.25%, 02/28/2029		78	80
4.25%, 06/30/2029		328	337
4.25%, 02/28/2031		61	63
4.25%, 06/30/2031		40	41
4.38%, 08/15/2026		58	59
4.38%, 12/15/2026		87	88
4.38%, 07/15/2027		60	61
4.38%, 11/30/2028		49	50
4.38%, 11/30/2030		3,459	3,595
4.38%, 05/15/2034		78,191	81,795
4.50%, 11/15/2025		39	39
4.50%, 03/31/2026		22	22
4.50%, 07/15/2026		58	59
4.50%, 04/15/2027		130	133
4.50%, 05/15/2027		65	66
4.50%, 05/31/2029		61	64
4.50%, 11/15/2033		74,539	78,630
4.63%, 06/30/2025		540	542
4.63%, 02/28/2026		42	42
4.63%, 03/15/2026		77	78
4.63%, 06/30/2026		4,000	4,061
4.63%, 09/15/2026		52	53
4.63%, 10/15/2026		41	42
4.63%, 11/15/2026		46	47
4.63%, 06/15/2027		84	86
4.63%, 09/30/2028		8	8
4.63%, 04/30/2029		50	52
4.63%, 09/30/2030		32	34
4.63%, 04/30/2031		42	44
4.63%, 05/31/2031		596	629
4.88%, 11/30/2025		1,438	1,454
4.88%, 05/31/2026		40	41
4.88%, 10/31/2028		40	42
4.88%, 10/31/2030		33	35
5.00%, 09/30/2025		13	13
5.00%, 10/31/2025		42	42
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026		5,000	4,702
Zero Coupon, 11/15/2026		5,000	4,628
Zero Coupon, 11/15/2028 (ee) (ff) (jj)		12,000	10,324
Zero Coupon, 11/15/2038 (ee) (jj)		6,250	3,458
Zero Coupon, 11/15/2041		200	95
Zero Coupon, 08/15/2045		600	238

Total U.S. Treasury Obligations (Cost $880,359)			892,903

Short-Term Investments — 1.4%
Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd.,
2.83%, 10/01/2024	NZD	137	87
2.90%, 10/01/2024	AUD	543	375
4.18%, 10/01/2024		3,011	3,011
Brown Brothers Harriman & Co.,
2.00%, 10/01/2024	DKK	991	148

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
2.29%, 10/01/2024	SEK	927	91
2.45%, 10/01/2024	SGD	485	377
3.18%, 10/01/2024	NOK	1,895	180
4.15%, 10/02/2024	HKD	541	69
Citibank NA,
2.33%, 10/01/2024	EUR	11,423	12,715
4.18%, 10/01/2024		13,783	13,783
Royal Bank of Canada, 3.91%, 10/01/2024	GBP	1,913	2,558
Skandinaviska Enskilda Banken AB, 0.15%, 10/01/2024	CHF	439	519
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2024	JPY	44,791	312
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		44,790	44,790

Total Time Deposits			79,015

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bills,
4.53%, 12/19/2024 (n) (ii)		10	10
4.93%, 10/15/2024 (n)		110,800	110,596

Total U.S. Treasury Obligations			110,606

Total Short-Term Investments (Cost $189,613)			189,621

Total Investments, Before Short Positions — 106.3% (Cost - $13,713,351)*			13,988,204
Liabilities in Excess of Other Assets — (6.3)%			(832,574)

NET ASSETS — 100.0%			$13,155,630

Short Positions — 2.2%
Mortgage-Backed Securities — 2.2%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035		48	46
3.50%, 02/01/2036		165	162
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 11/01/2039 (w)		200	183
TBA, 2.00%, 10/01/2052 (w)		200	183
TBA, 3.00%, 10/01/2039 (w)		4,500	4,315
TBA, 3.50%, 11/01/2039 (w)		100	98
TBA, 3.50%, 10/01/2054 (w)		100	98
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 10/01/2052 (w)		14,200	12,251
TBA, 2.50%, 11/01/2054 (w)		14,200	12,264
TBA, 3.00%, 10/01/2054 (w)		15,200	13,646
TBA, 3.00%, 11/01/2054 (w)		69,400	62,377
TBA, 3.50%, 10/01/2054 (w)		63,765	59,349
TBA, 3.50%, 11/01/2054 (w)		63,765	59,396
TBA, 4.00%, 10/01/2054 (w)		21,300	20,440
TBA, 5.00%, 10/01/2054 (w)		42,100	42,057
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035		217	214
3.50%, 04/01/2035		683	672
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050		2,198	2,146

Total Mortgage-Backed Securities (Cost $290,566)			289,897

Total Securities Sold Short— 2.2% (Cost $290,566)*			289,897

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	130	12/2024	EUR	19,355	169
Euro Buxl	83	12/2024	EUR	12,341	251
Euro Schatz	119	12/2024	EUR	14,118	79
EURO-OAT	19	12/2024	EUR	2,671	12
SOFR 3 Month	96	03/2027	USD	23,306	(36)
U.S. Treasury 2 Year Note	79	12/2024	USD	16,419	32
U.S. Treasury 5 Year Note	150	12/2024	USD	16,483	(—	)(h)
U.S. Treasury 10 Year Note	73	12/2024	USD	8,403	(60)
U.S. Treasury Long Bond	191	12/2024	USD	23,789	(69)
U.S. Treasury Ultra Bond	39	12/2024	USD	5,223	(32)
U.S. Ultra Treasury 10 Year Note	23	12/2024	USD	2,722	(1)

					345

Short Contracts
Euro BOBL	(694)	12/2024	EUR	(91,885)	(857)
Euro Bund	(308)	12/2024	EUR	(46,094)	(163)
Euro Schatz	(37)	12/2024	EUR	(4,403)	(11)
Long Gilt	(159)	12/2024	GBP	(21,039)	116
SOFR 3 Month	(42)	12/2024	USD	(9,994)	(10)
SOFR 3 Month	(96)	03/2026	USD	(23,311)	31
U.S. Treasury 2 Year Note	(90)	12/2024	USD	(18,672)	(70)
U.S. Treasury 5 Year Note	(145)	10/2024	USD	(57,352)	(157)
U.S. Treasury 5 Year Note	(15)	12/2024	USD	(1,646)	(2)
U.S. Treasury 10 Year Note	(234)	12/2024	USD	(26,707)	(35)
U.S. Treasury Long Bond	(1)	12/2024	USD	(125)	1
U.S. Ultra Treasury 10 Year Note	(86)	12/2024	USD	(10,178)	4

					(1,153)

Total unrealized appreciation (depreciation)					(808)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	602	USD	408	Bank of America, NA	10/02/2024	8
USD	140	CAD	189	Goldman Sachs International	10/02/2024	1
USD	115	CHF	97	Morgan Stanley & Co.	10/02/2024	—	(h)
USD	20	CHF	17	UBS AG London	10/02/2024	—	(h)
USD	4,260	CHF	3,602	Westpac Banking Corp.	10/02/2024	5
USD	22,462	CHF	18,990	Westpac Banking Corp.	10/02/2024	24
USD	17,012	CZK	384,013	Goldman Sachs International	10/02/2024	58
USD	424	CZK	9,580	Morgan Stanley & Co.	10/02/2024	1
USD	2,339	EUR	2,090	Bank of America, NA	10/02/2024	12
USD	10,383	EUR	9,320	Bank of America, NA	10/02/2024	9
USD	3,552	EUR	3,190	Bank of America, NA	10/02/2024	1
USD	1,928	EUR	1,730	Bank of New York Mellon	10/02/2024	2
USD	2,351	EUR	2,110	Bank of New York Mellon	10/02/2024	2
USD	73	EUR	65	Bank of New York Mellon	10/02/2024	—	(h)
EUR	1,060	USD	1,175	Barclays Bank plc	10/02/2024	5
USD	4,043	EUR	3,627	BNP Paribas	10/02/2024	6
USD	2,311	EUR	2,070	Citibank, NA	10/02/2024	7
USD	1,281	EUR	1,150	Citibank, NA	10/02/2024	1
EUR	25,110	USD	27,831	Citibank, NA	10/02/2024	120
USD	2,585	EUR	2,320	Goldman Sachs International	10/02/2024	3
USD	1,288	EUR	1,150	Goldman Sachs International	10/02/2024	8
USD	2,701	EUR	2,426	Goldman Sachs International	10/02/2024	1
USD	850	EUR	762	HSBC Bank plc	10/02/2024	2
USD	110,095	EUR	98,785	Morgan Stanley & Co.	10/02/2024	132
EUR	41,700	USD	46,219	Morgan Stanley & Co.	10/02/2024	199
USD	700	EUR	626	Morgan Stanley & Co.	10/02/2024	4
USD	118,712	EUR	106,145	Morgan Stanley & Co.	10/02/2024	556
USD	63,828	EUR	57,071	Morgan Stanley & Co.	10/02/2024	299
EUR	23,450	USD	25,991	Standard Chartered Bank	10/02/2024	112
USD	5,785	EUR	5,190	Standard Chartered Bank	10/02/2024	8
USD	4,922	EUR	4,420	Standard Chartered Bank	10/02/2024	2
EUR	630	USD	698	UBS AG London	10/02/2024	3
EUR	631	USD	700	Westpac Banking Corp.	10/02/2024	2
USD	2,064	GBP	1,540	Bank of America, NA	10/02/2024	5
USD	1,086	GBP	810	Bank of America, NA	10/02/2024	3
GBP	317	USD	421	Bank of America, NA	10/02/2024	3
USD	1,513	GBP	1,130	Bank of New York Mellon	10/02/2024	2
USD	429	GBP	320	Citibank, NA	10/02/2024	1
GBP	2,540	USD	3,339	Citibank, NA	10/02/2024	57
GBP	3,000	USD	3,953	Morgan Stanley & Co.	10/02/2024	58
GBP	6,210	USD	8,164	Morgan Stanley & Co.	10/02/2024	139
USD	9,386	HUF	3,327,107	Morgan Stanley & Co.	10/02/2024	64
USD	4,106	JPY	582,470	Bank of America, NA	10/02/2024	54
JPY	2,814,490	USD	19,411	Deutsche Bank AG	10/02/2024	171
USD	2,457	JPY	352,760	Goldman Sachs International	10/02/2024	3
JPY	8,432,398	USD	58,494	Morgan Stanley & Co.	10/02/2024	176
USD	1,529	JPY	217,660	Royal Bank of Canada	10/02/2024	15
USD	8,351	NOK	87,860	Citibank, NA	10/02/2024	26
NZD	16,742	USD	10,629	Morgan Stanley & Co.	10/02/2024	8

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SGD	1,220	USD	938	Deutsche Bank AG	10/02/2024	12
THB	6,110	USD	181	Goldman Sachs International	10/02/2024	9
THB	793,080	USD	24,640	Goldman Sachs International	10/02/2024	7
CNY	34,000	USD	4,801	Brown Brothers Harriman & Co.	10/09/2024	48
CNY	12,531,700	USD	1,786,797	Brown Brothers Harriman & Co.	10/09/2024	510
AUD	1,418	USD	969	Morgan Stanley & Co.	10/21/2024	12
CHF	319	USD	365	Goldman Sachs International	10/21/2024	13
JPY	245,511	USD	1,576	Goldman Sachs International	10/21/2024	137
USD	32,489	AUD	46,885	Bank of New York Mellon	11/04/2024	58
USD	257	AUD	370	Morgan Stanley & Co.	11/04/2024	1
USD	18,047	AUD	26,045	Morgan Stanley & Co.	11/04/2024	31
USD	312	AUD	450	Morgan Stanley & Co.	11/04/2024	1
USD	11,542	AUD	16,670	UBS AG London	11/04/2024	11
USD	28,155	AUD	40,630	UBS AG London	11/04/2024	51
USD	4,339	CHF	3,651	Bank of New York Mellon	11/04/2024	8
USD	22,570	CHF	18,990	Bank of New York Mellon	11/04/2024	41
USD	31	CHF	26	Morgan Stanley & Co.	11/04/2024	—	(h)
USD	17,494	CZK	393,593	Morgan Stanley & Co.	11/04/2024	104
USD	13,174	DKK	87,655	Bank of America, NA	11/04/2024	60
USD	1,423	DKK	9,468	Bank of America, NA	11/04/2024	7
USD	42	DKK	281	BNP Paribas	11/04/2024	—	(h)
USD	858	DKK	5,725	BNP Paribas	11/04/2024	1
USD	1,233	DKK	8,233	Morgan Stanley & Co.	11/04/2024	1
USD	14	DKK	91	Morgan Stanley & Co.	11/04/2024	—	(h)
USD	150	DKK	1,002	Morgan Stanley & Co.	11/04/2024	1
USD	416,917	EUR	371,770	Bank of America, NA	11/04/2024	2,468
USD	114,581	EUR	102,412	BNP Paribas	11/04/2024	412
USD	417,020	EUR	371,770	Goldman Sachs International	11/04/2024	2,571
USD	2,552,517	EUR	2,276,541	Morgan Stanley & Co.	11/04/2024	14,629
USD	1,676,251	EUR	1,495,016	Morgan Stanley & Co.	11/04/2024	9,607
USD	226	EUR	202	Morgan Stanley & Co.	11/04/2024	1
USD	417,866	EUR	372,887	Standard Chartered Bank	11/04/2024	2,172
USD	23,656	EUR	21,091	UBS AG London	11/04/2024	144
USD	171	EUR	153	UBS AG London	11/04/2024	1
USD	7,991	EUR	7,150	UBS AG London	11/04/2024	20
USD	6,605	EUR	5,910	UBS AG London	11/04/2024	16
USD	112,081	GBP	83,615	Bank of America, NA	11/04/2024	294
USD	427,036	GBP	318,477	Citibank, NA	11/04/2024	1,258
USD	345,035	GBP	257,322	Citibank, NA	11/04/2024	1,016
USD	112,115	GBP	83,615	Goldman Sachs International	11/04/2024	328
USD	112,270	GBP	83,870	Standard Chartered Bank	11/04/2024	143
USD	747	GBP	557	Westpac Banking Corp.	11/04/2024	2
USD	420	HKD	3,260	Toronto-Dominion Bank (The)	11/04/2024	—	(h)
USD	9,346	HUF	3,327,107	Citibank, NA	11/04/2024	37
USD	8,347	NOK	87,860	Bank of New York Mellon	11/04/2024	18
USD	24,523	PLN	93,825	Morgan Stanley & Co.	11/04/2024	165
USD	638	PLN	2,450	UBS AG London	11/04/2024	2
USD	12,709	RON	56,555	Goldman Sachs International	11/04/2024	61
USD	426	RON	1,900	UBS AG London	11/04/2024	1
USD	13,243	SEK	133,575	Bank of America, NA	11/04/2024	68

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,904	SEK	39,382	Bank of America, NA	11/04/2024	20
USD	14,356	SGD	18,361	Bank of America, NA	11/04/2024	45
USD	141	CAD	189	Morgan Stanley & Co.	11/05/2024	1
USD	123,304	EUR	110,370	Citibank, NA	11/05/2024	259
USD	64,893	EUR	58,086	Citibank, NA	11/05/2024	136
USD	1,346	EUR	1,204	Goldman Sachs International	11/05/2024	3
USD	2,804	EUR	2,509	HSBC Bank plc	11/05/2024	7
USD	121,207	EUR	107,944	Morgan Stanley & Co.	11/05/2024	866
USD	65,223	EUR	58,086	Morgan Stanley & Co.	11/05/2024	466
USD	17,189	GBP	12,841	HSBC Bank plc	11/05/2024	22
USD	33,454	GBP	24,992	HSBC Bank plc	11/05/2024	42
USD	746,230	JPY	105,925,926	Deutsche Bank AG	11/05/2024	5,470
USD	648	CNH	4,508	Goldman Sachs International	12/18/2024	—	(h)
KRW	957,090	USD	718	Bank of America, NA	12/18/2024	17
KRW	996,606	USD	750	Morgan Stanley & Co.	12/18/2024	16

Total unrealized appreciation						46,306

AUD	46,885	USD	32,473	Bank of New York Mellon	10/02/2024	(59)
USD	613	AUD	920	Deutsche Bank AG	10/02/2024	(23)
AUD	26,045	USD	18,038	Morgan Stanley & Co.	10/02/2024	(32)
USD	61,559	AUD	90,515	Royal Bank of Canada	10/02/2024	(1,019)
USD	26,405	AUD	38,795	UBS AG London	10/02/2024	(416)
AUD	40,630	USD	28,141	UBS AG London	10/02/2024	(52)
AUD	16,670	USD	11,537	UBS AG London	10/02/2024	(12)
CAD	189	USD	141	Morgan Stanley & Co.	10/02/2024	(1)
CHF	18,990	USD	22,485	Bank of New York Mellon	10/02/2024	(48)
CHF	3,651	USD	4,323	Bank of New York Mellon	10/02/2024	(9)
CHF	65	USD	77	UBS AG London	10/02/2024	(—	)(h)
CZK	393,593	USD	17,482	Morgan Stanley & Co.	10/02/2024	(105)
DKK	9,468	USD	1,421	Bank of America, NA	10/02/2024	(7)
DKK	87,655	USD	13,152	Bank of America, NA	10/02/2024	(62)
USD	1,028	DKK	6,920	Bank of America, NA	10/02/2024	(5)
DKK	5,735	USD	858	BNP Paribas	10/02/2024	(1)
USD	1,398	DKK	9,395	Goldman Sachs International	10/02/2024	(5)
USD	12,626	DKK	84,835	Goldman Sachs International	10/02/2024	(43)
USD	419	DKK	2,820	Morgan Stanley & Co.	10/02/2024	(2)
USD	1,244	DKK	8,348	Morgan Stanley & Co.	10/02/2024	(3)
DKK	8,248	USD	1,233	Morgan Stanley & Co.	10/02/2024	(1)
DKK	1,004	USD	150	Morgan Stanley & Co.	10/02/2024	(1)
USD	11	DKK	73	UBS AG London	10/02/2024	(—	)(h)
USD	137	EUR	123	Bank of America, NA	10/02/2024	(—	)(h)
USD	2,092	EUR	1,890	Bank of America, NA	10/02/2024	(12)
USD	1,240	EUR	1,120	Bank of America, NA	10/02/2024	(7)
USD	2,952	EUR	2,660	Bank of America, NA	10/02/2024	(9)
USD	23,870	EUR	21,508	Bank of America, NA	10/02/2024	(72)
USD	10,272	EUR	9,300	Bank of America, NA	10/02/2024	(80)
USD	849	EUR	766	Bank of America, NA	10/02/2024	(4)
USD	412,712	EUR	371,875	Bank of America, NA	10/02/2024	(1,240)
USD	2,484	EUR	2,232	Bank of America, NA	10/02/2024	(—	)(h)
EUR	371,770	USD	416,353	Bank of America, NA	10/02/2024	(2,517)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	640	EUR	580	Bank of New York Mellon	10/02/2024	(6)
USD	13,904	EUR	12,500	Bank of New York Mellon	10/02/2024	(10)
USD	2,781	EUR	2,510	Barclays Bank plc	10/02/2024	(13)
USD	1,995	EUR	1,799	Barclays Bank plc	10/02/2024	(7)
EUR	102,412	USD	114,426	BNP Paribas	10/02/2024	(426)
USD	63,525	EUR	57,071	Citibank, NA	10/02/2024	(4)
USD	118,148	EUR	106,145	Citibank, NA	10/02/2024	(7)
EUR	58,086	USD	64,803	Citibank, NA	10/02/2024	(144)
EUR	110,370	USD	123,132	Citibank, NA	10/02/2024	(273)
USD	421	EUR	380	Goldman Sachs International	10/02/2024	(2)
USD	1,450	EUR	1,310	Goldman Sachs International	10/02/2024	(8)
USD	2,534,061	EUR	2,287,121	Goldman Sachs International	10/02/2024	(11,846)
USD	1,668,731	EUR	1,506,116	Goldman Sachs International	10/02/2024	(7,801)
USD	413,945	EUR	372,987	Goldman Sachs International	10/02/2024	(1,245)
EUR	371,770	USD	416,449	Goldman Sachs International	10/02/2024	(2,614)
USD	559	EUR	502	HSBC Bank plc	10/02/2024	(—	)(h)
USD	1,134	EUR	1,023	Morgan Stanley & Co.	10/02/2024	(5)
EUR	58,086	USD	65,132	Morgan Stanley & Co.	10/02/2024	(473)
USD	957	EUR	860	Morgan Stanley & Co.	10/02/2024	(1)
EUR	1,495,016	USD	1,673,969	Morgan Stanley & Co.	10/02/2024	(9,793)
EUR	3,648	USD	4,075	Morgan Stanley & Co.	10/02/2024	(14)
EUR	2,276,541	USD	2,549,043	Morgan Stanley & Co.	10/02/2024	(14,913)
EUR	107,944	USD	121,038	Morgan Stanley & Co.	10/02/2024	(880)
EUR	372,887	USD	417,298	Standard Chartered Bank	10/02/2024	(2,219)
USD	412,772	EUR	371,875	Standard Chartered Bank	10/02/2024	(1,180)
USD	3,740	EUR	3,360	Standard Chartered Bank	10/02/2024	(—	)(h)
EUR	21,091	USD	23,624	UBS AG London	10/02/2024	(146)
USD	210	EUR	190	UBS AG London	10/02/2024	(1)
USD	164	EUR	148	UBS AG London	10/02/2024	(1)
USD	109,870	GBP	83,355	Bank of America, NA	10/02/2024	(1,572)
USD	400	GBP	300	Bank of America, NA	10/02/2024	(1)
USD	429	GBP	326	Bank of America, NA	10/02/2024	(7)
GBP	83,615	USD	112,083	Bank of America, NA	10/02/2024	(294)
USD	4,875	GBP	3,722	Bank of America, NA	10/02/2024	(102)
GBP	318,477	USD	427,046	Citibank, NA	10/02/2024	(1,258)
USD	426	GBP	320	Citibank, NA	10/02/2024	(1)
USD	633	GBP	480	Citibank, NA	10/02/2024	(8)
USD	421	GBP	320	Citibank, NA	10/02/2024	(7)
GBP	257,322	USD	345,043	Citibank, NA	10/02/2024	(1,016)
USD	492	GBP	370	Deutsche Bank AG	10/02/2024	(3)
USD	1,362	GBP	1,020	Deutsche Bank AG	10/02/2024	(2)
GBP	83,615	USD	112,118	Goldman Sachs International	10/02/2024	(329)
GBP	24,992	USD	33,455	HSBC Bank plc	10/02/2024	(43)
GBP	12,841	USD	17,190	HSBC Bank plc	10/02/2024	(22)
USD	28,499	GBP	21,586	Morgan Stanley & Co.	10/02/2024	(360)
USD	423,274	GBP	321,037	Morgan Stanley & Co.	10/02/2024	(5,937)
USD	339,874	GBP	257,782	Morgan Stanley & Co.	10/02/2024	(4,767)
USD	734	GBP	557	Morgan Stanley & Co.	10/02/2024	(10)
USD	16,523	GBP	12,515	Morgan Stanley & Co.	10/02/2024	(209)
USD	109,872	GBP	83,355	Standard Chartered Bank	10/02/2024	(1,570)
GBP	83,870	USD	112,273	Standard Chartered Bank	10/02/2024	(143)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,392	GBP	1,820	UBS AG London	10/02/2024	(41)
USD	110,305	GBP	83,610	UBS AG London	10/02/2024	(1,477)
USD	588	GBP	440	UBS AG London	10/02/2024	(—	)(h)
USD	841	GBP	640	UBS AG London	10/02/2024	(14)
GBP	557	USD	747	Westpac Banking Corp.	10/02/2024	(2)
HUF	3,327,107	USD	9,358	Citibank, NA	10/02/2024	(36)
USD	425	JPY	61,691	Bank of America, NA	10/02/2024	(4)
USD	58,162	JPY	8,370,707	Bank of America, NA	10/02/2024	(79)
JPY	105,925,926	USD	742,766	Deutsche Bank AG	10/02/2024	(5,762)
USD	744,095	JPY	107,587,526	UBS AG London	10/02/2024	(4,470)
NOK	87,860	USD	8,344	Bank of New York Mellon	10/02/2024	(18)
USD	10,483	NZD	16,742	Morgan Stanley & Co.	10/02/2024	(153)
USD	24,295	PLN	93,825	Goldman Sachs International	10/02/2024	(81)
PLN	93,825	USD	24,540	Morgan Stanley & Co.	10/02/2024	(163)
USD	12,593	RON	56,555	Citibank, NA	10/02/2024	(60)
RON	56,555	USD	12,713	Goldman Sachs International	10/02/2024	(61)
SEK	133,575	USD	13,222	Bank of America, NA	10/02/2024	(70)
SEK	39,382	USD	3,898	Bank of America, NA	10/02/2024	(20)
USD	13,072	SEK	133,575	Bank of America, NA	10/02/2024	(80)
USD	3,824	SEK	39,078	Bank of America, NA	10/02/2024	(23)
USD	30	SEK	304	UBS AG London	10/02/2024	(—	)(h)
SGD	18,361	USD	14,332	Bank of America, NA	10/02/2024	(47)
USD	15,056	SGD	19,581	Bank of America, NA	10/02/2024	(178)
USD	23,606	THB	799,190	Standard Chartered Bank	10/02/2024	(1,231)
USD	419	HKD	3,260	Bank of America, NA	10/03/2024	(1)
HKD	3,260	USD	420	Toronto-Dominion Bank (The)	10/03/2024	(—	)(h)
USD	1,792	CNY	12,700	Brown Brothers Harriman & Co.	10/09/2024	(19)
USD	1,776,820	CNY	12,554,300	Brown Brothers Harriman & Co.	10/09/2024	(13,710)
USD	892	CNY	6,300	Brown Brothers Harriman & Co.	10/09/2024	(7)
USD	2,831	CNY	20,000	Brown Brothers Harriman & Co.	10/09/2024	(22)
USD	5,043	CNY	35,800	Brown Brothers Harriman & Co.	10/09/2024	(63)
USD	436	AUD	642	Bank of America, NA	10/21/2024	(8)
USD	7,056	AUD	10,440	Citibank, NA	10/21/2024	(165)
CAD	271	USD	201	Citibank, NA	10/21/2024	(1)
USD	517	CAD	712	Goldman Sachs International	10/21/2024	(10)
USD	10,639	CAD	14,519	HSBC Bank plc	10/21/2024	(101)
CHF	508	USD	603	Citibank, NA	10/21/2024	(1)
USD	2,799	CHF	2,476	HSBC Bank plc	10/21/2024	(133)
USD	949	CZK	22,045	Morgan Stanley & Co.	10/21/2024	(24)
USD	679	DKK	4,651	Goldman Sachs International	10/21/2024	(17)
USD	451	HUF	163,362	Bank of America, NA	10/21/2024	(6)
USD	343	NOK	3,663	Citibank, NA	10/21/2024	(4)
USD	687	NZD	1,136	Citibank, NA	10/21/2024	(35)
USD	839	PLN	3,307	Citibank, NA	10/21/2024	(20)
USD	572	RON	2,629	HSBC Bank plc	10/21/2024	(16)
USD	1,100	SEK	11,538	Goldman Sachs International	10/21/2024	(37)
USD	8,574	CNY	60,000	Brown Brothers Harriman & Co.	11/04/2024	(6)
USD	1,790,896	CNY	12,531,700	Brown Brothers Harriman & Co.	11/04/2024	(1,012)
EUR	2,670	USD	2,987	Citibank, NA	11/04/2024	(10)
EUR	625	USD	700	Morgan Stanley & Co.	11/04/2024	(3)
EUR	5,000	USD	5,588	Morgan Stanley & Co.	11/04/2024	(14)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	6,860	USD	7,667	Standard Chartered Bank	11/04/2024	(19)
GBP	1,010	USD	1,355	BNP Paribas	11/04/2024	(4)
GBP	2,200	USD	2,951	Morgan Stanley & Co.	11/04/2024	(10)
GBP	4,780	USD	6,412	Morgan Stanley & Co.	11/04/2024	(21)
GBP	4,090	USD	5,486	UBS AG London	11/04/2024	(18)
USD	10,630	NZD	16,742	Morgan Stanley & Co.	11/04/2024	(8)
SEK	2,311	USD	228	UBS AG London	11/04/2024	(—	)(h)
USD	514	THB	16,530	Goldman Sachs International	11/04/2024	(1)
USD	24,690	THB	793,080	Goldman Sachs International	11/04/2024	(17)
USD	58,765	JPY	8,432,398	Morgan Stanley & Co.	11/05/2024	(204)
JPY	1,169,980	USD	8,218	UBS AG London	11/05/2024	(36)
USD	338	CLP	319,372	HSBC Bank plc	12/18/2024	(17)
USD	57,802	CNH	408,370	Morgan Stanley & Co.	12/18/2024	(849)
USD	996	IDR	15,451,037	Bank of America, NA	12/18/2024	(21)
USD	412	IDR	6,344,210	Goldman Sachs International	12/18/2024	(5)
USD	32,665	IDR	506,658,432	UBS AG London	12/18/2024	(695)
USD	777	ILS	2,907	Citibank, NA	12/18/2024	(4)
USD	87,831	KRW	117,433,600	UBS AG London	12/18/2024	(2,386)
USD	87	MXN	1,733	Bank of America, NA	12/18/2024	(—	)(h)
USD	1,659	MXN	33,500	Goldman Sachs International	12/18/2024	(22)
USD	28,076	MYR	121,640	Morgan Stanley & Co.	12/18/2024	(1,533)
USD	1,425	MYR	6,136	Morgan Stanley & Co.	12/18/2024	(69)
USD	205	PEN	778	Bank of America, NA	12/18/2024	(5)
USD	1,300	SGD	1,689	Citibank, NA	12/18/2024	(20)
USD	718	THB	24,028	Goldman Sachs International	12/18/2024	(32)
USD	716	THB	24,028	HSBC Bank plc	12/18/2024	(35)

Total unrealized depreciation						(113,086)

Net unrealized appreciation (depreciation)						(66,780)

OTC Interest Rate Swaps contracts outstanding as of September 30, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(74)	(74)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		5	5
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		10	10
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		29	29

Total							(—	)(h)	(30)	(30)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Bank of Israel Tel Aviv Interbank Offered 3 Month	4.22% annually	Pay	5/17/2029	ILS	1,000	(2)		5		3
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi- annually	Pay	12/3/2025	JPY	140,000	(—	)(h)	(4)		(4)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	2/2/2026	JPY	120,000	—	(h)	(1)		(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	7/8/2027	JPY	400,000	(32)		(13)		(45)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	7/8/2028	JPY	975,000	(162)		4		(158)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	7/8/2029	JPY	365,000	(—	)(h)	9		9
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	7/8/2029	JPY	25,000	5		(—	)(h)	5
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	7/8/2030	JPY	780,000	257		(40)		217
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/3/2030	JPY	143,500	(—	)(h)	(25)		(25)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	7/8/2032	JPY	120,000	(40)		(5)		(45)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	7/8/2033	JPY	245,000	(98)	(5)	(103)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	7/8/2034	JPY	200,000	(95)	(18)	(113)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	7/8/2037	JPY	135,000	(79)	(23)	(102)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	7/8/2043	JPY	210,000	(225)	(36)	(261)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.55% annually	Pay	7/8/2044	JPY	110,000	3	21	24
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	7/8/2048	JPY	115,000	(142)	(31)	(173)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	7/8/2054	JPY	255,000	(463)	(33)	(496)
BBSW ASX Australian 6 Month	2.50% semi- annually	Pay	12/3/2025	AUD	3,390	270	(329)	(59)
BBSW ASX Australian 6 Month	2.55% semi- annually	Pay	12/3/2026	AUD	770	(26)	9	(17)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/3/2030	AUD	1,035	144	(191)	(47)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/3/2031	AUD	210	(13)	2	(11)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/3/2033	AUD	3,695	(326)	71	(255)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/3/2033	AUD	485	(42)	8	(34)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
BBSW ASX Australian 6 Month	2.85% semi- annually	Pay	12/3/2034	AUD	520	(46)	7		(39)
Canadian Overnight Repo Rate Average	4.45% semi- annually	Pay	12/3/2024	CAD	13,145	45	(44)		1
Canadian Overnight Repo Rate Average	3.85% semi- annually	Pay	12/3/2026	CAD	4,285	2	63		65
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/3/2027	CAD	10,850	133	80		213
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/3/2029	CAD	3,550	56	47		103
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/3/2032	CAD	3,490	40	85		125
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/3/2033	CAD	800	(2)	34		32
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/3/2042	CAD	1,895	57	34		91
Canadian Overnight Repo Rate Average	3.40% semi- annually	Pay	12/3/2049	CAD	480	(1)	23		22
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/3/2052	CAD	1,510	36	26		62
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/3/2053	CAD	860	23	15		38
Canadian Overnight Repo Rate Average	3.25% semi- annually	Pay	12/3/2054	CAD	275	(1)	12		11
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	5/11/2025	CNY	19,045	12	(—	)(h)	12
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	4/12/2026	CNY	3,590	— (h)	10		10
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	5/11/2026	CNY	5,970	7	4		11
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	5/11/2028	CNY	91,220	206	210		416

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	12/6/2028	CNY	5,000	11		8	19
CFETS China Fixing Repo Rates 7 Day	2.65% quarterly	Pay	5/10/2029	CNY	53,435	269		31	300
Colombia IBR Overnight Nominal Interbank Reference Rate	7.81% quarterly	Pay	5/21/2029	COP	1,000,000	—	(h)	6	6
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	9/10/2030	COP	2,257,000	—	(h)	(73)	(73)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	7/10/2034	DKK	1,000	6		3	9
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	3/20/2031	CZK	10,000	(14)		31	17
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	5/11/2052	EUR	1,810	(182)		(282)	(464)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.35% annually	Pay	5/11/2031	PLN	1,000	(11)		10	(1)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.82% annually	Pay	11/28/2030	PLN	1,000	—	(h)	12	12
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	9/1/2025	KRW	2,400,000	—	(h)	(39)	(39)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	4/19/2028	KRW	860,000	—	(h)	7	7
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	4/27/2030	KRW	200,000	(8)		(6)	(14)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	8/14/2030	KRW	2,100,000	—	(h)	(165)	(165)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	8/19/2030	KRW	5,075,000	(82)	(315)		(397)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	4/28/2032	KRW	1,245,595	(13)	14		1
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	3/10/2033	KRW	1,868,660	(15)	52		37
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	40		40
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	3/10/2034	KRW	2,157,620	(17)	62		45
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	3/10/2043	KRW	161,125	(3)	9		6
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	5/6/2031	HUF	60,000	5	7		12
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	7/10/2034	NOK	1,300	3	1		4
NZD Bank Bill 3 Month	4.24% semi- annually	Pay	6/30/2032	NZD	500	(6)	20		14
Singapore Domestic Interbank Overnight Rate Average	3.24% semi- annually	Pay	5/3/2034	SGD	300	4	12		16
SONIA Interest Rate Benchmark	0.45% annually	Pay	3/31/2026	GBP	1,250	— (h)	(125)		(125)
SONIA Interest Rate Benchmark	1.00% annually	Receive	5/8/2026	GBP	1,330	(115)	5		(110)
SONIA Interest Rate Benchmark	1.10% annually	Receive	5/8/2029	GBP	2,010	(308)	(19)		(327)
SONIA Interest Rate Benchmark	1.10% annually	Receive	5/8/2030	GBP	4,590	1,148	(284)		864
SONIA Interest Rate Benchmark	3.90% annually	Receive	5/8/2031	GBP	1,145	(20)	(—	)(h)	(20)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	1.15% annually	Receive	5/8/2033	GBP	165	(50)	7	(43)
SONIA Interest Rate Benchmark	1.20% annually	Pay	5/8/2038	GBP	345	(140)	10	(130)
SONIA Interest Rate Benchmark	1.25% annually	Pay	5/8/2039	GBP	1,080	(468)	44	(424)
SONIA Interest Rate Benchmark	3.90% annually	Receive	5/8/2039	GBP	1,470	(28)	4	(24)
SONIA Interest Rate Benchmark	1.25% annually	Receive	5/8/2043	GBP	895	381	41	422
SONIA Interest Rate Benchmark	1.25% annually	Pay	5/8/2046	GBP	1,865	299	(1,273)	(974)
SONIA Interest Rate Benchmark	1.25% annually	Pay	5/8/2048	GBP	1,155	(638)	1	(637)
SONIA Interest Rate Benchmark	1.25% annually	Pay	5/8/2054	GBP	950	(579)	(11)	(590)
SONIA Interest Rate Benchmark	3.90% annually	Pay	5/8/2054	GBP	330	(2)	8	6
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	7/10/2032	SEK	1,000	5	2	7
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	5/8/2030	CHF	1,700	80	97	177
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/5/2031	CHF	150	2	(9)	(7)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	3/31/2033	CHF	400	— (h)	56	56
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	5/8/2034	CHF	440	40	32	72
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(59)	(59)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	4/23/2034	THB	15,000	— (h)	19	19
United States SOFR	1.75% annually	Pay	6/15/2025	USD	15,200	(730)	317	(413)
United States SOFR	3.50% annually	Receive	6/21/2026	USD	5,500	130	(99)	31
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	143	56	199
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449	(91)	358

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	1.22% annually	Receive	8/15/2028	USD	5,797	— (h)	464	464
United States SOFR	1.50% semi- annually	Pay	12/15/2028	USD	27,300	(3,606)	1,470	(2,136)
United States SOFR	4.25% annually	Receive	3/20/2029	USD	15,800	(513)	(32)	(545)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	196	452
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	(458)	26
United States SOFR	3.75% annually	Receive	6/20/2031	USD	19,200	(121)	578	457
United States SOFR	3.75% annually	Receive	6/20/2031	USD	2,500	13	(73)	(60)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(2,141)	8
United States SOFR	3.75% annually	Receive	6/20/2034	USD	4,800	171	(316)	(145)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	14,500	(195)	(350)	(545)
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	835	(607)	228
United States SOFR	3.50% annually	Receive	12/18/2054	USD	4,500	(53)	(115)	(168)

Total						(1,533)	(3,229)	(4,762)

(a)	Value of floating rate index as of September 30, 2024 was as follows:

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.55%
Bank Of Israel Tel Aviv Interbank Offered 3 Month	4.51%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.23%
BBSW ASX Australian 6 Month	4.62%
Canadian Overnight Repo Rate Average	4.30%
CFETS China Fixing Repo Rates 7 Day	2.40%
Colombia IBR Overnight Nominal Interbank Reference Rate	10.08%
Copenhagen Interbank Offered Rates 6 Month	3.17%
Czech Interbank Offered Rates 6 Month	3.94%
ESTR Volume Weighted Trimmed Mean Rate	3.41%
GPW Benchmark WIBID/WIBOR PLN 6 Months	5.75%
KRW Certificate of Deposit 3 Month	3.53%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.21%
Norway Interbank Offered Rate Fixing 6 Month	4.72%
NZD Bank Bill 3 Months	4.87%
Singapore Domestic Interbank Overnight Rate Average	3.88%
SONIA Interest Rate Benchmark	4.95%
Stockholm Interbank Offered Rates 3 months	3.08%
Swiss Average Rate ON Intraday Value	0.96%
Thailand Overnight Repo Rate ON	2.48%
United States SOFR	4.96%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CDX.NA.IG.43	1.00	quarterly	12/20/2029	0.53	USD	4,240	(96)	—	(h)	(96)

Total							(96)	—	(h)	(96)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option contracts on securities as of September 30, 2024:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/15/2054	Citigroup Global Markets, Inc.	(12,000)	USD	— (h)	USD	91.13	10/08/2024	— (h)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 10/15/2054	Citigroup Global Markets, Inc.	(8,000)	USD	(70)	USD	98.48	10/08/2024	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 10/15/2054	Citigroup Global Markets, Inc.	(9,500)	USD	(407)	USD	99.13	10/08/2024	(4)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 10/15/2054	Citigroup Global Markets, Inc.	(24,000)	USD	(6,100)	USD	99.94	10/08/2024	(61)

								(66)

Written Call Option contracts on securities as of September 30, 2024:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 10/15/2054	Citigroup Global Markets, Inc.	(12,000)	USD	(22,024)	USD	94.13	10/08/2024	$(234)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 10/15/2054	Citigroup Global Markets, Inc.	(13,000)	USD	(2,488)	USD	98.64	10/08/2024	(25)

								(259)

Total Written Options Contracts (Premiums Received $249)								(325)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
Wells Fargo Bank NA	5.07%	9/27/2024	10/15/2024	(8,026)	(8,030)	8,030	—
Citigroup Global Markets Ltd.	5.29%	9/16/2024	10/15/2024	(116,551)	(6,469)	6,469	—

					(14,499)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(14,499)	—	—	(14,499)

Payable for Reverse Repurchase Agreements

Sale-Buyback Transactions

COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS
BofA Securities, Inc.	9/27/2024	10/3/2024	5.19%	(1,670)	(1,671)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2024.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GPW	—	Polish Stock Market
IBR	—	Indicador Bancario de Referencia
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2024. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2024.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
WIBID	—	Warsaw Interbank Bid Rate
WIBOR	—	Warsaw Interbank Offered Rate
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2024.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024
(ee)	—	Approximately $3,213 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $1,016 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(ii)	—	Approximately $592 of these investments are restricted as collateral for forwards to Citigroup Global Markets, Inc.
(jj)	—	Approximately $3,995 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 98.7% (t)
Alabama — 3.8%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,013
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,242
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,071
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,095
Alabama Housing Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	760	770
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,350	3,698
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,248
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	7,107
Series A, Rev., 5.00%, 11/01/2039	10,000	11,021
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,080
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	7,002
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,308
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	13,085
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,708
Rev., 5.00%, 05/01/2055 (z)	24,270	26,415
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,204
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,020
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.80%, 04/01/2053 (aa)	9,250	8,977
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	4,845	5,320
Series C1, Rev., 5.25%, 02/01/2053 (z)	9,000	9,653
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,575
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,821
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,682
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,447
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,244
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,948
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,849
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,037
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,090
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,266
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,624
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	2,285	2,589
Rev., 5.00%, 10/01/2036	1,455	1,640
Rev., 5.00%, 10/01/2037	8,685	9,753
Rev., 5.00%, 10/01/2038	2,190	2,444
Rev., 5.00%, 10/01/2039	4,285	4,753
Rev., 5.25%, 10/01/2049	3,805	4,143

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,664
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	738
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,518
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,604
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,701
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,068
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,788
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,736
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,691
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,207
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.65%, 07/15/2034 (z)	8,795	8,789
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,269
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,916
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	5,800	6,018
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (w) (z)	2,150	2,164
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	982
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	23,010
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	20,485	22,510
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	4,935	5,215
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,398
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,769
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,656
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,989
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,985
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	16,163
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,775
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,947
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 3.45%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,643
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,783
University of South Alabama,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Rev., AGM, 4.00%, 11/01/2035	2,000	2,018
Rev., BAM, 5.25%, 04/01/2054	2,845	3,122
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,693

		420,471

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,340	1,332
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	5,097
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,032
Rev., 5.00%, 12/01/2032	945	1,059
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,002
State of Alaska,
GO, 5.00%, 08/01/2033	2,000	2,346
GO, 5.00%, 08/01/2034	1,125	1,335
GO, 5.00%, 08/01/2035	2,000	2,356
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,019
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,107
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,466

		24,151

Arizona — 1.4%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,682
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,712
Arizona Industrial Development Authority,
Rev., 4.00%, 07/01/2061	3,000	2,744
Series 2019-2, Rev., 3.63%, 05/20/2033	1,592	1,560
Series A, Rev., 4.00%, 09/01/2035	225	230
Series A, Rev., 4.00%, 09/01/2036	250	255
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	129
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,875
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,280
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	475	443
Rev., 4.00%, 12/15/2041 (e)	500	461
Rev., 4.00%, 12/15/2051 (e)	700	595
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,069
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,177
Series C, Rev., 5.00%, 07/01/2042	2,000	2,053
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	104
Series B, Rev., 5.00%, 07/01/2042	2,000	2,074

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,086
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,942
City of Glendale AZ, Rev., 5.00%, 07/01/2038	5,190	6,071
City of Mesa, GO, 5.00%, 07/01/2042	2,665	3,010
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,079
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,094
Series A, Rev., 5.00%, 07/01/2031	2,000	2,170
Series A, Rev., 5.00%, 07/01/2032	1,000	1,085
Series A, Rev., 5.00%, 07/01/2034	3,785	4,178
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,061
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,574
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,137
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,691
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,556
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	545
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,070
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	1,003
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,553
Rev., 4.00%, 06/15/2027 (e)	2,680	2,691
Rev., 4.00%, 06/15/2030 (e)	1,510	1,511
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,987
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	5,358
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,131
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,343
Series A, Rev., 4.00%, 01/01/2041	4,000	4,009
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,203
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,682
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,240
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,210
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	508
Salt River Project Agricultural Improvement & Power District,
Rev., 5.00%, 05/01/2039 (w)	3,740	4,374
Series A, Rev., 5.00%, 12/01/2036	5,000	5,065
Series A, Rev., 5.00%, 12/01/2045	3,200	3,239
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	3,000	3,094
Series B, Rev., 5.00%, 01/01/2044	3,325	3,749

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	460
Sierra Vista Industrial Development Authority, Rev., 5.00%, 06/15/2044 (e) (w)	750	763
Yuma Industrial Development Authority,
Rev., AGC, 4.00%, 08/01/2049 (w)	4,420	4,344
Rev., AGC, 5.25%, 08/01/2042 (w)	1,495	1,705
Rev., AGC, 5.25%, 08/01/2044 (w)	1,915	2,165
Rev., 5.25%, 08/01/2049 (w)	7,000	7,768

		152,947

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	571
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	3,107
Rev., AMT, 4.75%, 09/01/2049 (e)	7,000	7,004
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,143

		13,825

California — 8.0%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	68
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,955
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,806
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,349
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,973
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 3.60%, 04/01/2056 (aa)	2,675	2,667
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 3.56%, 04/01/2056 (aa)	5,000	4,924
Burbank-Glendale-Pasadena Airport Authority Brick Campaign,
Rev., AMT, 5.25%, 07/01/2040	950	1,075
Rev., AMT, 5.25%, 07/01/2049	5,870	6,440
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,239
California Community Choice Financing Authority,
Rev., 5.00%, 01/01/2055 (z)	9,985	10,962
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	18,437
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	17,000	18,699
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	7,024
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	8,685	9,319
Rev., 5.00%, 12/01/2053 (z)	6,160	6,592
Rev., 5.00%, 02/01/2054 (z)	3,245	3,525
Rev., 5.25%, 01/01/2054 (z)	14,375	15,530

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	19,403
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,220	2,484
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	372
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	279
Rev., 5.00%, 06/01/2032	250	273
Rev., 5.00%, 06/01/2033	300	327
Rev., 5.00%, 06/01/2049	185	191
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	213
California Educational Facilities Authority, University of Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	210
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	968
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,239
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,533
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,040
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	3,063
Series A, Rev., 4.00%, 04/01/2038	3,500	3,563
Series A, Rev., 5.00%, 04/01/2033	3,000	3,345
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	619
Rev., 5.00%, 11/15/2043	570	607
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	3,007
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,718
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,358
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,293
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	4,994
Series A, Rev., 5.00%, 11/15/2030	2,000	2,147
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	2,202
Series A, Rev., 5.00%, 08/15/2043 (p)	465	475
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,066
California Housing Finance Agency,
Rev., 3.25%, 08/20/2036	9,223	8,813
Rev., 3.50%, 11/20/2035	1,420	1,389
Rev., 4.25%, 01/15/2035	2,302	2,417

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	425	442
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,003
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.85%, 12/01/2050 (aa)	1,370	1,369
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,278
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	655
California Municipal Finance Authority, Draw Down Waste Management, Rev., AMT, 4.80%, 11/01/2041 (z)	1,460	1,465
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	976
Rev., 4.00%, 09/15/2035	960	1,015
Rev., 4.00%, 09/15/2036	1,000	1,053
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	4,350	4,589
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	562
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,062
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	773
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,970	2,767
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,520
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 3.95%, 10/01/2045 (z)	3,500	3,498
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,765
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,503
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,009
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,430
California Pollution Control Financing Authority, Republic Services, Inc.,
Rev., AMT, 4.05%, 07/01/2043 (e) (z)	2,920	2,917
Rev., AMT, 4.10%, 11/01/2042 (e) (z)	1,410	1,410
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	333
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,023
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,515
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,247
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,028
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,574
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	1,665	1,880

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,268
Rev., 4.00%, 11/01/2031	1,000	1,014
Rev., 5.00%, 11/01/2026	565	597
Series D, Rev., 4.00%, 11/01/2037	1,000	1,057
California State Public Works Board, Various Corrections Facilities, Series A, Rev., 5.00%, 09/01/2031	4,560	4,570
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,841
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,016
California Statewide Communities Development Authority,
Rev., 5.00%, 12/01/2034	1,750	2,092
Series B, Special Assessment, 4.00%, 09/02/2040	570	565
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	545
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,758
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	2,071
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,065
Rev., 5.50%, 12/01/2054	1,100	1,101
Series A, Rev., 5.00%, 12/01/2026 (e)	300	311
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,028
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,870
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	459
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,082
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	89
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	307
Special Tax, 4.00%, 09/01/2036 (e)	155	156
City & County of San Francisco Special Tax District No. 2020-1, Special Tax,
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,257
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	201
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,083
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,089
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,546
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,285
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,071

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,423
Series B, Rev., 5.00%, 05/15/2034	1,600	1,815
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,388
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,354
Rev., AMT, 5.25%, 05/15/2047	4,000	4,329
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	5,083
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	1,010
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,388
Series C, Rev., 5.00%, 05/15/2038	2,000	2,025
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,739
Series D, Rev., AMT, 5.00%, 05/15/2028	500	535
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,881
Series E, Rev., 5.00%, 05/15/2039	1,510	1,637
Series E, Rev., 5.00%, 05/15/2044	1,000	1,066
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,299
Rev., AMT, 5.00%, 05/15/2029	1,000	1,088
Rev., 5.00%, 05/15/2036	1,000	1,103
Rev., AMT, 5.25%, 05/15/2038	1,735	1,833
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,216
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,490
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,122
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport,
Rev., AMT, 3.25%, 05/15/2049	3,000	2,484
Series D, Rev., AMT, 4.00%, 05/15/2051	23,000	22,322
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,853
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	2,010
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	522
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	1,005
Special Tax, 5.00%, 09/01/2035	1,160	1,236
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,414
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,015
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,195
Series A, Rev., 5.00%, 05/01/2039	1,110	1,247

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	496
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,969
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,685
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	824
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	921
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	114
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	579
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,374
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	5,995	5,461
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	215
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	371
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,690
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	665	659
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,277
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,081
East Side Union High School District, 2014 Election Education Tech, Series D, GO, 5.00%, 08/01/2025	400	408
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,251
FHLMC Multifamily ML Certificates,
Rev., 4.03%, 12/25/2036 (z)	1,774	1,822
Rev., 4.55%, 08/25/2040	3,598	3,809
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	332	268
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,351
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,186
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,294
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	5,000	595
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,661
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,411
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,074
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,353

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,435
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,023
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	857
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,570
Series B, Rev., 5.00%, 07/01/2037	740	798
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,129
Series B, Rev., 5.00%, 07/01/2039	500	576
Series C, Rev., 5.00%, 07/01/2038	275	316
Los Angeles Department of Water & Power Water System Revenue, Series A, Rev., 4.00%, 07/01/2047	8,000	8,004
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,093
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,164
Series B, Rev., 5.00%, 07/01/2038	1,000	1,041
Los Angeles Unified School District,
GO, 4.00%, 07/01/2049 (w)	2,000	2,020
Series A, GO, 3.00%, 01/01/2034	2,000	1,976
Series C, GO, 4.00%, 07/01/2036	1,000	1,051
Series C, GO, 4.00%, 07/01/2038	1,860	1,936
Series C, GO, 5.00%, 07/01/2026	2,285	2,392
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	108
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	576
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,555
Metropolitan Water District of Southern California,
Rev., 5.00%, 07/01/2037 (z)	550	620
Rev., 5.00%, 01/01/2038	3,015	3,255
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,740
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,609
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,964
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,550
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,109
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,210
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,192
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,164
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,784
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	8,458
Oakland Unified School District, Election Of 2020,
Series A, GO, AGM, 5.00%, 08/01/2037	1,850	2,153
Series A, GO, AGM, 5.25%, 08/01/2041	1,410	1,636

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,022
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,643
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	328
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,232
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,170
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,417
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,005
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	442
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	261
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,360
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,419
Port of Oakland,
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,631
Rev., AMT, 5.00%, 05/01/2028 (p)	4,275	4,571
Rev., AMT, 5.00%, 05/01/2029	980	1,060
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,052
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,191
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	604
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,064
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,045
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	3,000
San Diego County Regional Airport Authority, Rev., AMT, 5.00%, 07/01/2053	2,500	2,661
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,965
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	803
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,207
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	937
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,957
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	599
Series SR-3A, GO, 5.00%, 07/01/2035	500	597
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,112
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,391
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,978
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,064
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,427

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,514
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,209
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	813
San Francisco City & County Airport Comm-San Francisco International Airport,
Rev., AMT, 5.25%, 05/01/2042	6,895	7,125
Rev., AMT, 5.25%, 05/01/2044	5,645	6,268
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,019
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,152
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,202
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,214
Series C, Rev., 5.00%, 05/01/2046	1,920	1,961
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,779
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,329
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,427
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, AGM, 5.00%, 08/01/2036	1,000	1,167
Special Tax, AGM, 5.25%, 08/01/2037	1,000	1,181
Special Tax, AGM, 5.25%, 08/01/2038	1,000	1,175
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,691
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,056
Series B, Rev., 5.25%, 01/15/2049	8,000	8,033
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,194
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,576
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,404
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,095
Southern California Public Power Authority, Rev., 5.00%, 04/01/2055 (z)	13,320	14,419
Southern California Public Power Authority, Green Bond Milford Wind Co., Rev., 5.00%, 07/01/2025	250	255
State of California,
GO, 3.00%, 11/01/2040	500	452
GO, 4.00%, 09/01/2028	2,060	2,183
GO, 4.00%, 11/01/2041	1,000	1,000
GO, 5.00%, 10/01/2026	2,000	2,105
GO, 5.00%, 04/01/2027	145	154
GO, 5.00%, 09/01/2027	2,000	2,152
GO, 5.00%, 04/01/2028	1,000	1,090
GO, 5.00%, 09/01/2028	3,160	3,476
GO, 5.00%, 04/01/2029	80	89
GO, 5.00%, 08/01/2029	1,000	1,121

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 09/01/2029	2,005	2,252
GO, 5.00%, 11/01/2029	8,215	9,256
GO, 5.00%, 08/01/2030	700	798
GO, 5.00%, 08/01/2031	3,840	4,437
GO, 5.00%, 08/01/2032	2,450	2,868
GO, 5.00%, 09/01/2034	3,335	3,652
GO, 5.00%, 10/01/2047	1,500	1,537
Series CU, GO, 5.50%, 12/01/2052	230	255
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,228
State of California, Taxable, GO, 4.60%, 04/01/2038	16,000	15,714
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,598
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,112
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,022
GO, 4.00%, 11/01/2033	3,550	3,660
GO, 4.00%, 10/01/2035	2,825	3,006
GO, 4.00%, 10/01/2036	8,850	9,345
GO, 4.00%, 10/01/2037	6,000	6,330
GO, 5.00%, 10/01/2029	1,000	1,125
GO, 5.00%, 04/01/2031	1,000	1,150
GO, 5.00%, 03/01/2034	1,455	1,623
GO, 5.00%, 04/01/2035	1,000	1,090
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,518
Stockton Unified School District, Series B, GO, AGM, 5.00%, 08/01/2031	5,000	5,817
Tejon Ranch Public Facilities Finance Authority,
Special Tax, 5.00%, 09/01/2038	1,000	1,105
Special Tax, 5.00%, 09/01/2042	615	666
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	785
Rev., 5.00%, 06/01/2028	750	798
University of California,
Rev., 5.00%, 05/15/2031	2,000	2,319
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,874
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,174
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,846
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,175
University of California, Limited Project,
Series M, Rev., 4.00%, 05/15/2047	1,300	1,294
Series M, Rev., 5.00%, 05/15/2034	1,500	1,581
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,038
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	404
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,500
Series A, Rev., 4.00%, 08/01/2050	2,000	2,000
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,289
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	864

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,912

		871,115

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,050
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	475
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	473
Baseline Metropolitan District No. 1,
GO, AGC, 4.00%, 12/01/2046 (w)	2,000	1,972
GO, AGC, 5.00%, 12/01/2049 (w)	1,970	2,107
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,190
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	522
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	226
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	3,006
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	521
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,644
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,173
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,071
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,085
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,283
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	14,337
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,402
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,018
Series B, Rev., 5.25%, 11/15/2053	4,775	5,291
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,479
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,445
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,525
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,526
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,798
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,688
Series B, Rev., AMT, 5.50%, 11/15/2037	700	818
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,171
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,647
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,098
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,906
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,727
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., AGM, 5.25%, 12/01/2049	2,330	2,618
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,339
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,007
Rev., AMT, 4.00%, 12/31/2030	1,505	1,518

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	175
Rev., 4.00%, 05/01/2041	175	168
Colorado Health Facilities Authority,
Rev., 4.00%, 11/15/2048	9,000	8,794
Rev., 4.00%, 05/15/2052	11,610	11,229
Rev., 5.00%, 05/15/2054	33,325	35,522
Rev., 5.00%, 11/15/2059 (z)	2,000	2,204
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,782
Rev., 4.00%, 11/15/2038	2,000	2,032
Rev., 5.00%, 11/15/2038	1,000	1,116
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,353
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,082
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,032
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,960
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,089
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,332
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,396
Series A2, Rev., 5.00%, 08/01/2044	20,440	21,307
Series A, Rev., 5.00%, 12/01/2034	5,680	6,561
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	455
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,681
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,408
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,314
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,560	1,541
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	695	785
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,290	2,261
Series H, Rev., GNMA, 3.00%, 11/01/2051	1,020	1,005
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,360	1,509
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,520	1,511
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., AGM, 4.75%, 12/15/2054	1,000	1,037
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	476
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	547
Series A, GO, AGM, 5.00%, 12/01/2030	360	406

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	3,831
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,054
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,346
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	513
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,772
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,146
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	239
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,071
Series A, Rev., 5.00%, 09/01/2028	1,000	1,094
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,004
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,033
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	543
Series A2, Rev., 4.38%, 12/01/2047	795	757
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,185
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,604
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,789
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	2,074
Park Creek Metropolitan District, Senior, Series A, Rev., AGM, 5.00%, 12/01/2043	1,500	1,627
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,475
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,523
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	442
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,186
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	594
Series A, Rev., 5.00%, 01/15/2027	1,000	1,042
Series A, Rev., 5.00%, 01/15/2032	1,470	1,613
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,188
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	414
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,385
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	2,035	2,018
State of Colorado,
COP, 4.00%, 12/15/2040	1,600	1,624
COP, 6.00%, 12/15/2041	15,000	17,918
Series A, COP, 4.00%, 12/15/2039	1,500	1,532
Series A, COP, 5.00%, 12/15/2029	1,000	1,119
Series L, COP, 5.00%, 03/15/2028	1,000	1,081
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,054
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,500	1,568

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	497
Trails at Crowfoot Metropolitan District No. 3, GO, AGC, 4.25%, 12/01/2054	1,500	1,498
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,106
University of Colorado Hospital Authority, Rev., 5.00%, 11/15/2031	2,665	3,052
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,928
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,376
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	425	422
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	575
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,267
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,235
GO, 5.00%, 12/01/2031	1,000	1,155
GO, 5.25%, 12/01/2047	5,000	5,601
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,352
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,356

		358,184

Connecticut — 1.0%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	254
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	65	65
Series B, Rev., 4.50%, 11/15/2043	2,725	2,782
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,339
Rev., 6.25%, 05/15/2054	4,875	5,392
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	10,123
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,437
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	2,003
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	5,031
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	576
Series A, Rev., 5.00%, 07/01/2033	565	617
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,226
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	1,027
Rev., 4.00%, 07/01/2038	2,500	2,539
Rev., 4.00%, 07/01/2041	2,250	2,234
Rev., 5.00%, 07/01/2030	865	962
Connecticut State Higher Education Supplement Loan Authority, Rev., AMT, 4.13%, 11/15/2040	2,315	2,350
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	537

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	2,625	2,599
Series K, Rev., 5.00%, 07/01/2037	950	1,033
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,332
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,025
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,227
Series 2021A, GO, 3.00%, 01/15/2033	500	496
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,677
Series A, GO, 4.00%, 03/15/2032	850	853
Series B, GO, 5.00%, 08/01/2033	1,750	2,063
Series C, GO, 5.00%, 06/15/2037	40	46
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	547
Series A, Rev., 5.00%, 05/01/2035	500	565
Series A, Rev., 5.25%, 07/01/2042	10,000	11,394
Series D, Rev., 4.00%, 11/01/2038	3,500	3,643
Series D, Rev., 5.00%, 11/01/2028	1,480	1,630
Series D, Rev., 5.00%, 11/01/2033	1,675	1,921
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,717
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	327
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,222
State of Connecticut, Sustainable Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	1,038
Series B, GO, 5.00%, 01/15/2040	1,000	1,147
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	192
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	554
GO, BAM, 5.00%, 08/15/2029	575	636
GO, BAM, 5.00%, 08/15/2031	500	566
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,507
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,208
Series A, Rev., 5.00%, 01/15/2037	3,000	3,127
Series A, Rev., 5.00%, 08/15/2039	650	745
Series A, Rev., 5.00%, 08/15/2040	860	980

		106,511

Delaware — 0.3%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,227
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,957
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,289
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,702

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Delaware — continued
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,070
Rev., 5.00%, 07/01/2033	2,265	2,547
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,021
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,653
GO, 4.00%, 02/01/2031	1,000	1,055
GO, 5.00%, 02/01/2028	5,020	5,453
GO, 5.00%, 02/01/2031	85	98

		30,072

District of Columbia — 1.9%
District of Columbia,
GO, 5.00%, 12/01/2030 (w)	1,070	1,223
GO, 5.00%, 12/01/2031 (w)	2,210	2,562
Rev., 5.00%, 06/01/2040	1,725	1,754
Series A, Rev., 4.00%, 03/01/2037	2,000	2,068
Series A, Rev., 4.00%, 03/01/2040	10,000	10,117
Series A, GO, 5.00%, 01/01/2027	475	502
Series A, Rev., 5.00%, 03/01/2031	1,500	1,669
Series A, GO, 5.00%, 01/01/2038	1,000	1,148
Series A, GO, 5.00%, 01/01/2040	2,400	2,716
Series B, GO, 5.00%, 06/01/2025	1,000	1,015
Series C, Rev., 4.00%, 05/01/2039	2,500	2,571
Series C, Rev., 4.00%, 05/01/2045	5,000	5,004
Series D, GO, 5.00%, 02/01/2028	820	890
Series D, GO, 5.00%, 02/01/2029	70	78
Series E, GO, 5.00%, 06/01/2025	2,000	2,030
Series E, GO, 5.00%, 02/01/2028	110	119
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	238
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,208
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2037	2,000	2,358
Series A, Rev., 5.00%, 05/01/2038	1,450	1,669
Series A, Rev., 5.00%, 05/01/2039	2,000	2,286
District of Columbia Water & Sewer Authority,
Rev., VRDO, 3.90%, 10/01/2024 (z)	20,000	20,000
Rev., 4.00%, 10/01/2041	2,000	1,988
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,098
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,311
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	655	655
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,531
Rev., 5.00%, 04/01/2028 (p)	270	280
Rev., 5.00%, 04/01/2029 (p)	275	285

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,380
Rev., AMT, 5.00%, 10/01/2029	2,000	2,101
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,592
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 4.00%, 10/01/2051	2,500	2,426
Rev., AMT, 5.00%, 10/01/2027	1,000	1,051
Rev., AMT, 5.00%, 10/01/2030	3,845	4,190
Rev., AMT, 5.00%, 10/01/2044	3,500	3,740
Series A, Rev., AMT, 5.00%, 10/01/2025	450	458
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,206
Series A, Rev., AMT, 5.00%, 10/01/2030	6,000	6,091
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,441
Series A, Rev., AMT, 5.00%, 10/01/2034	8,000	8,002
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,891
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,266
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,575
Metropolitan Washington Airports Authority Aviation Revenue, Airport System,
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,207
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	10,000	9,789
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,887
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	377
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,055
Series A, Rev., 5.00%, 10/01/2033	1,000	1,112
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,111
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,685
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,723
Series A, Rev., 5.00%, 07/15/2037	2,000	2,203
Series B, Rev., 5.00%, 07/01/2032	1,115	1,172
Washington Metropolitan Area Transit Authority Dedicated Revenue,
Rev., 5.00%, 07/15/2054	23,750	25,939
Rev., 5.00%, 07/15/2056	8,750	9,556
Rev., 5.25%, 07/15/2059	12,870	14,339
Series A, Rev., 5.00%, 07/15/2025	1,990	2,024
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,342
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,715

		215,204

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 5.2%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	617
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,790
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	386
Special Assessment, 3.13%, 05/01/2041	1,775	1,437
Aventura Isles Community Development District,
Special Assessment, 5.00%, 05/01/2034	720	770
Special Assessment, 5.00%, 05/01/2043	1,000	1,023
Babcock Ranch Community Independent Special District, Special Assessment, 4.00%, 05/01/2052	695	595
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	341
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	10	10
Special Assessment, 3.13%, 12/15/2030	125	121
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	98
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	1,000	1,000
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,761
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,790
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	1,003
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	705
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,427
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,201
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	768
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	320
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	289
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,182
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,212
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,596
Central Florida Expressway Authority,
Rev., AGC, 5.00%, 07/01/2032	1,500	1,730
Series D, Rev., 5.00%, 07/01/2029	565	628
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,411
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,332
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,773
Rev., AGM, 4.00%, 07/01/2039	1,260	1,306

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	489
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	185	172
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	1,545	1,557
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	3,084
City of Jacksonville, Baptist Health, Rev., VRDO, 3.15%, 10/07/2024 (z)	4,755	4,755
City of Jacksonville, Baptist Health, Rev., VRDO, 3.15%, 10/07/2024 (z)	1,300	1,300
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	504
Rev., 4.00%, 11/01/2045	1,500	1,410
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,508
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	176
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,092
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,200
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,153
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,202
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	137
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	4,000
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,404
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	682
Series A, Rev., AMT, 5.00%, 10/01/2028	800	855
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,128
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,915
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,950
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,612
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	195
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,179
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	14,107
County of Miami-Dade Aviation Department, Series A, Rev., AMT, 5.00%, 10/01/2033	1,000	1,001
County of Miami-Dade Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,008
Rev., 5.00%, 10/01/2041	6,000	6,125
Series A, Rev., 5.00%, 10/01/2025	1,250	1,279
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,326
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,029
Series A, Rev., 5.00%, 10/01/2031	2,000	2,246
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,276
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,348
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,587
County of Miami-Dade FL Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	3,700	3,894
Rev., AMT, 5.00%, 10/01/2029	4,920	5,320

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Rev., AMT, 5.00%, 10/01/2035	15,000	16,614
Rev., AMT, 5.00%, 10/01/2036	3,710	4,086
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,430
County of Miami-Dade FL Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2041	4,500	5,105
Rev., 5.00%, 10/01/2042	5,000	5,639
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,135
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,249
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,845
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,143
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,683
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,923
Series A, Rev., 4.00%, 07/01/2045	2,070	2,075
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	352
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	3,023
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,504
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,239
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,724
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,041
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	114
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	365
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,286
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	294
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	85	83
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,385	1,314
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	735
Florida Development Finance Corp.,
Rev., 5.00%, 06/01/2044 (e)	1,750	1,804
Rev., 5.25%, 06/01/2059 (e)	1,145	1,177
Rev., AMT, 8.25%, 07/01/2057 (e) (z)	15,300	15,758
Series A, Rev., 4.00%, 06/01/2030	500	482
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 5.00%, 07/01/2041	11,000	11,331
Rev., AGM, AMT, 5.00%, 07/01/2044	7,800	8,215
Rev., AGM, AMT, 5.25%, 07/01/2047	6,050	6,457
Rev., AGM, AMT, 5.25%, 07/01/2053	4,000	4,228
Rev., AMT, 5.50%, 07/01/2053	7,000	7,329
Rev., AMT, 12.00%, 07/15/2032 (e)	3,980	4,244

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,200	1,069
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,472
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	408
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	5,065
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,247
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,553
Florida Housing Finance Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,960	3,317
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	475	468
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	645	712
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,065	1,052
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	895	895
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	4,685	4,632
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,100
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,929
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,022
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,814
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,906
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,021
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,609
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,204
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	9,184
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,562
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,313
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	521
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.15%, 10/07/2024 (z)	17,000	17,000
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	750
Hillsborough County Industrial Development Authority,
Rev., 4.13%, 11/15/2051	6,965	6,841
Rev., 5.00%, 11/15/2029	1,270	1,420
Rev., 5.25%, 11/15/2049	1,500	1,686
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,659
Series A, Rev., 4.00%, 08/01/2045	3,275	3,138

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,044
JEA Electric System Revenue,
Rev., AGC, 5.00%, 10/01/2033 (w)	1,000	1,164
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,532
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,365
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,050
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	786
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,680
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	1,000	1,019
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	497
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,685
Lakewood Ranch Stewardship District, Lorraine Lakes Project,
Special Assessment, 3.13%, 05/01/2030 (e)	315	301
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,762
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	295	293
Special Assessment, 3.20%, 05/01/2030 (e)	545	522
Special Assessment, 3.50%, 05/01/2040	925	813
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	145	144
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	3,127
Rev., 5.00%, 11/15/2049	2,550	2,638
Lee County Industrial Development Authority/FL,
Rev., 4.13%, 11/15/2029	1,000	1,007
Rev., 5.25%, 11/15/2054	2,000	2,148
Lee Memorial Health System, Series A1, Rev., 4.00%, 04/01/2037	3,000	3,043
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,002
Rev., 5.00%, 11/15/2044	5,000	5,004
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,004
Miami-Dade County Health Facilities Authority, Rev., AGM-CR, 4.00%, 08/01/2046	1,790	1,754
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,484
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,584
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District, Assessment Area Five, Special Assessment, 5.00%, 05/01/2034	1,620	1,658
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,092
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,184
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	55	55

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,791
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	303
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,631
Series A, Rev., 5.00%, 10/01/2027	500	537
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,914
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,339
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,519
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	690
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	580	584
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,843
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,700	3,718
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026 (e)	50	49
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	488
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	427
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,727
Rev., 5.00%, 07/01/2052	1,175	1,254
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,169
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	620
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	385
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,600
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	831
South Broward Hospital District,
Rev., 4.00%, 05/01/2048	6,500	6,293
Series A, Rev., 4.00%, 05/01/2044	4,000	3,903
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,578
St. John’s County School Board,
Series A, COP, AGM, 5.25%, 07/01/2046	1,500	1,678
Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,331
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,741
State of Florida Department of Transportation Turnpike System Revenue, Series C, Rev., 3.00%, 07/01/2046	1,650	1,390
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,027

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,366
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,044
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,101
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	557
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,560	1,331
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	209
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	1,000	1,065
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	280	276
Special Assessment, 3.00%, 12/15/2030 (e)	475	462
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	965
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	20	19
Special Assessment, 2.88%, 06/15/2031 (e)	60	58
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,025	1,048
Tampa Bay Water, Rev., 5.25%, 10/01/2054 (w)	14,500	16,261
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,052
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	130	129
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	103
Turtle Run Community Development District, Special Assessment, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,513
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044 (e)	580	592
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	245	243
Special Assessment, 2.63%, 05/01/2030 (e)	1,455	1,377
Village Community Development District No. 15,
Special Assessment, 4.00%, 05/01/2034 (e) (w)	120	122
Special Assessment, 4.20%, 05/01/2039 (e) (w)	500	506
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	618
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,058
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,303
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,966
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,464
Rev., BAM, 5.00%, 10/01/2033	1,150	1,290
Rev., BAM, 5.00%, 10/01/2039	1,490	1,636
Rev., BAM, 5.00%, 10/01/2040	1,610	1,754

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,737
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	705

		576,526

Georgia — 3.5%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,900
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,119
Rev., 4.00%, 03/01/2036	1,000	1,015
Rev., 4.00%, 03/01/2037	1,135	1,152
Rev., 4.00%, 03/01/2038	1,000	1,017
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,631
Rev., 5.00%, 07/01/2037	2,400	2,595
Series A, Rev., 4.00%, 07/01/2044	3,000	3,016
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,317
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,838
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,514
Series C, Rev., AMT, 5.00%, 07/01/2026	960	994
Series C, Rev., AMT, 5.00%, 07/01/2034	540	590
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,063
Series G, Rev., AMT, 5.00%, 07/01/2025	750	760
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,662
City of Atlanta GA Department of Aviation,
Rev., AMT, 5.25%, 07/01/2041	1,775	1,994
Rev., AMT, 5.25%, 07/01/2043	1,500	1,674
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,023
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,149
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,239
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 3.18%, 10/07/2024 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	520
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	643
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,923
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,143
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,020

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Rev., 3.30%, 12/01/2049 (z)	515	523
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,011
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	247
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	626
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	123
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,267
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,674
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,083
Fayette County Development Authority,
Rev., 5.00%, 10/01/2036	900	1,006
Rev., 5.00%, 10/01/2037	925	1,030
Rev., 5.00%, 10/01/2041	950	1,034
Rev., 5.00%, 10/01/2043	1,400	1,510
Rev., 5.00%, 10/01/2044	1,250	1,344
Gainesville & Hall County Hospital Authority,
Rev., 5.00%, 10/15/2030	3,500	3,892
Rev., 5.00%, 10/15/2034	7,545	8,694
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	965
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2054	3,850	3,505
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,777
Georgia Housing & Finance Authority,
Rev., 4.70%, 12/01/2054	15,000	15,282
Series A, Rev., 2.75%, 12/01/2035	500	442
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	3,061
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,604
Rev., 5.00%, 06/01/2028	5,500	6,005
Rev., 5.00%, 06/01/2030	6,205	7,020
Main Street Natural Gas, Inc.,
Rev., 5.00%, 12/01/2054 (z)	1,730	1,867
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,678
Series A, Rev., 5.00%, 05/15/2033	4,950	5,189
Series A, Rev., 5.00%, 05/15/2043	8,000	8,303
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	16,016
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	17,407
Series A, Rev., 5.50%, 09/15/2028	1,000	1,079
Series B, Rev., 5.00%, 06/01/2028	2,500	2,650
Series B, Rev., 5.00%, 06/01/2029	1,500	1,607
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,289
Series B, Rev., 5.00%, 07/01/2053 (z)	8,020	8,682
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	12,265

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,408
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,573
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	12,190
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	10,148
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,267
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	32,600	32,550
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	10,030
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	511
Rev., 5.00%, 06/15/2025	360	365
Municipal Electric Authority of Georgia,
Rev., 5.00%, 01/01/2029 (w)	1,000	1,093
Rev., 5.00%, 01/01/2059	2,000	2,032
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	268
Series A, Rev., 5.00%, 11/01/2029	250	277
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,147
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,077
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,824
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,464
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,134
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	339
Rev., AGM, 4.00%, 01/01/2041	1,000	1,010
Rev., AGM, 5.00%, 01/01/2025	200	201
Rev., AGM, 5.00%, 01/01/2027	125	132
Rev., AGM, 5.00%, 07/01/2027	500	533
Rev., 5.00%, 01/01/2039	1,310	1,360
Rev., BAM, 5.00%, 01/01/2049	2,000	2,073
Rev., AGM, 5.00%, 07/01/2053	3,675	3,948
Rev., AGM, 5.00%, 07/01/2055	4,615	4,918
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,057
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,055
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,214
Rev., 5.00%, 01/01/2037	1,250	1,372
Series A, Rev., 5.00%, 01/01/2035	2,245	2,254
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,413
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,139
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	783
Series A, Rev., 5.00%, 01/01/2031	1,715	1,924
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Rev., 5.00%, 04/01/2036	325	364
Rev., 5.00%, 04/01/2038	500	555
Private Colleges & Universities Authority, Emory University,
Series B, Rev., 4.00%, 10/01/2038	13,500	13,589
Series B, Rev., 4.00%, 09/01/2039	1,420	1,463
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,435
Rev., 5.00%, 04/01/2027	400	422
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,656
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,299
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	808
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,227

		387,169

Guam — 0.0% (g)
Antonio B Won Pat International Airport Authority,
Rev., AMT, 5.00%, 10/01/2031 (w)	250	268
Rev., AMT, 5.25%, 10/01/2035 (w)	250	275
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	812
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	987

		2,342

Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue,
Rev., 5.00%, 07/01/2032 (w)	290	327
Rev., 5.00%, 07/01/2036 (w)	1,310	1,523
Rev., 5.00%, 07/01/2041	2,945	3,366
Rev., 5.25%, 07/01/2054	6,900	7,751
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	611
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,245
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,594
Series C, GO, 5.00%, 10/01/2029	1,000	1,122
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	427
GO, 3.00%, 07/01/2035	1,000	977
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,036
Series FG, GO, 4.00%, 10/01/2033	3,000	3,053
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,579
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,714
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,048
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	2,011
Series B, Rev., 5.00%, 07/01/2026	1,250	1,302
State of Hawaii Department of Budget & Finance,
Rev., 3.20%, 07/01/2039	3,000	2,528
Rev., 5.00%, 07/01/2034 (e)	1,350	1,398
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	261
Series A, Rev., AMT, 4.00%, 07/01/2032	500	519
Series A, Rev., AMT, 4.00%, 07/01/2033	750	774
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,649
Series A, Rev., AMT, 5.00%, 07/01/2027	250	263
Series A, Rev., AMT, 5.00%, 07/01/2028	500	534
Series A, Rev., AMT, 5.00%, 07/01/2029	250	271
Series C, Rev., 4.00%, 07/01/2032	200	212
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,102
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,127

		47,530

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,473
Series A, Rev., 5.00%, 12/01/2047	1,715	1,762
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,118
Series A, Rev., 5.00%, 08/15/2034	1,130	1,332
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,750	4,213
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,465
Series A, Rev., 5.00%, 07/15/2030	1,250	1,409
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	188
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,196

		17,156

Illinois — 6.8%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,814
Chicago Board of Education,
GO, 5.00%, 12/01/2032	600	628
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2033	2,000	2,070
Series A, GO, 5.00%, 12/01/2041	1,000	1,028
Series A, GO, 5.00%, 12/01/2042	10,000	9,999
Series A, GO, 5.25%, 12/01/2036	5,500	5,992
Series D, GO, 5.00%, 12/01/2046	7,500	7,500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,464
Rev., 5.75%, 04/01/2048	4,000	4,459
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	497
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	245
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,000
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	429
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	905
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,050
Series G, GO, 5.00%, 12/01/2034	1,000	1,025
Series H, GO, 5.00%, 12/01/2036	2,000	2,042
Series H, GO, 5.00%, 12/01/2046	1,000	1,008
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,098
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,977
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,640
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,798
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,663
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,837
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,411
Rev., AMT, 5.00%, 01/01/2031	8,500	8,525
Rev., AMT, 5.00%, 01/01/2032	2,000	2,005
Rev., 5.00%, 01/01/2052	4,030	4,109
Rev., 5.25%, 01/01/2053	5,000	5,533
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	5,096
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,501
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,603
Series A, Rev., 5.00%, 01/01/2035	6,000	6,568
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,083
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,187
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,645
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	3,041
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,070
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2044	5,000	5,007
Rev., AGM, 5.00%, 12/01/2044	6,000	6,009
Rev., 5.00%, 12/01/2046	4,780	4,854
Rev., 5.25%, 12/01/2049	13,000	13,017
Series A, Rev., 5.00%, 12/01/2045	6,500	6,825
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,812

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,784
Series A, Rev., 4.00%, 12/01/2049	4,000	3,846
Series A, Rev., 5.00%, 12/01/2052	5,000	5,307
Series A, Rev., 5.00%, 12/01/2055	2,000	2,069
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,565
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,012
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,724
Series A, GO, 5.00%, 01/01/2034	4,500	4,864
Series A, GO, 5.50%, 01/01/2049	6,325	6,599
Series A, GO, 6.00%, 01/01/2038	8,775	9,170
Series B, GO, 4.00%, 01/01/2038 (e)	521	516
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	468
Series C, GO, 5.00%, 01/01/2025	45	45
Series C, GO, 5.00%, 01/01/2028	1,450	1,471
City of Chicago IL Wastewater Transmission Revenue,
Rev., AGM, 5.00%, 01/01/2036	1,000	1,134
Rev., BAM, 5.00%, 01/01/2041	1,000	1,127
Rev., BAM, 5.00%, 01/01/2042	785	886
Rev., BAM, 5.00%, 01/01/2043	1,125	1,264
Rev., AGM, 5.25%, 01/01/2058	1,910	2,089
City of Chicago IL Waterworks Revenue,
Rev., 5.00%, 11/01/2031	665	756
Rev., AGM, 5.00%, 11/01/2037	1,000	1,121
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	301
Special Assessment, 3.04%, 12/01/2028 (e)	270	265
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series B, Rev., AGM, 5.00%, 01/01/2037	1,050	1,186
Series B, Rev., AGM, 5.00%, 01/01/2039	2,000	2,227
Series C, Rev., 5.00%, 01/01/2034	2,430	2,439
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,683
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., AGM, 5.00%, 11/01/2038	3,500	3,649
Series B, Rev., AGM, 5.00%, 11/01/2038	1,000	1,113
Series B, Rev., AGM, 5.00%, 11/01/2039	1,000	1,112
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	215	215
Rev., 5.00%, 11/01/2044	5,410	5,430
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,934
Series A, GO, 5.50%, 01/01/2039	1,180	1,302
Series A, GO, 5.50%, 01/01/2040	1,000	1,098
Series A, GO, 5.50%, 01/01/2041	1,000	1,071
Series A, GO, 5.50%, 01/01/2043	1,500	1,598

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,475
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,053
Series B, Rev., AGM, 5.00%, 01/01/2029	300	329
Series B, Rev., AGM, 5.00%, 01/01/2038	1,940	2,180
City of Chicago, Waterworks Revenue, Second Lien,
Rev., 5.00%, 11/01/2034	7,000	7,025
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,661
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,391
Series B, Rev., AGM, 5.00%, 11/01/2028	300	328
Series B, Rev., AGM, 5.00%, 11/01/2031	400	457
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,653
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,587
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,270
GO, BAM, 5.00%, 12/01/2042	2,000	2,171
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,143
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,973
Cook County School District No. 87 Berkeley, GO, AGM, 3.00%, 12/01/2034	1,500	1,427
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,064
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	981
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,049
Series A, GO, 5.00%, 11/15/2026	3,900	4,089
Series A, GO, 5.00%, 11/15/2033	250	288
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,280
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,563
Rev., 4.00%, 11/15/2038	1,545	1,561
Series A, Rev., 4.00%, 11/15/2039	2,000	2,019
Series A, Rev., 4.00%, 11/15/2040	5,250	5,286
Series A, Rev., 5.00%, 11/15/2025	690	707
Series A, Rev., 5.25%, 11/15/2045	2,500	2,780
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,359
County of Will, GO, 4.00%, 11/15/2047	7,000	6,842
Illinois Finance Authority,
Rev., 5.00%, 04/01/2036	3,000	3,512
Rev., 5.25%, 04/01/2038	3,250	3,839
Rev., 5.25%, 04/01/2040	1,660	1,832
Rev., 5.25%, 04/01/2043	1,200	1,301
Series A, Rev., 4.00%, 07/15/2036	710	736
Series A, Rev., 4.00%, 07/15/2039	3,000	3,066
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,944
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	454
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,165	2,190
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	502

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,678
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,275	20,507
Illinois Finance Authority, Depaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,489
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,307
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,710
Rev., 4.00%, 07/01/2040	1,500	1,551
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,697
Rev., 5.00%, 10/01/2032	750	802
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	108
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,100
Illinois Finance Authority, Northshore University Health System,
Rev., 4.00%, 08/15/2037	1,000	1,015
Rev., 5.00%, 08/15/2035	750	825
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	9,000	8,741
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	923
Series A, Rev., 5.00%, 11/15/2045	10,900	10,970
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,254
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	393
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.85%, 05/01/2042 (aa)	180	178
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,296
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	7,500	7,540
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,203
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,136
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,161
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,276
Series A, Rev., 4.00%, 08/15/2038	1,615	1,631
Series A, Rev., 5.00%, 08/15/2031	2,530	2,861
Series B, Rev., 5.00%, 08/15/2053 (z)	285	318
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,805
Series A, Rev., 5.00%, 08/15/2047	17,000	18,128
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,285
Series A, Rev., 5.00%, 10/01/2030	3,000	3,000
Series A, Rev., 5.00%, 10/01/2034	1,750	2,067
Series A, Rev., 5.00%, 10/01/2035	1,400	1,668
Series A, Rev., 5.00%, 10/01/2038	10,600	10,600
Series A, Rev., 5.25%, 05/15/2048	2,000	2,231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	257
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	1,090	1,094
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,743
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	3,140	3,101
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	335	330
Series H, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 10/01/2053	660	715
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,558
Illinois Housing Development Authority, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	810	895
Illinois Housing Development Authority, Sustainable Bonds,
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	5,000	5,143
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,705	10,748
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	536
Rev., AGM, 5.25%, 06/15/2031	225	226
Rev., AGM, 5.25%, 06/15/2032	5,000	5,027
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	1,001
Series A, Rev., 4.00%, 01/01/2046	14,950	14,821
Series A, Rev., 5.00%, 01/01/2028	100	108
Series A, Rev., 5.00%, 01/01/2040	4,500	4,549
Series A, Rev., 5.00%, 01/01/2041	3,300	3,670
Series A, Rev., 5.00%, 01/01/2043	4,000	4,399
Series A, Rev., 5.00%, 01/01/2044	6,580	7,005
Series B, Rev., 5.00%, 01/01/2029	100	103
Series B, Rev., 5.00%, 01/01/2040	5,500	5,610
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	877
Series A, Rev., 5.00%, 12/01/2031	5,115	5,248
Series A, Rev., 5.00%, 01/01/2036	1,300	1,521
Series A, Rev., 5.00%, 01/01/2037	800	932
Series A, Rev., 5.25%, 01/01/2043	2,315	2,623
Series B, Rev., 5.00%, 01/01/2028	4,000	4,312
Series B, Rev., 5.00%, 01/01/2041	2,190	2,248
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,119
Series A, Rev., 5.00%, 01/01/2037	1,555	1,734
Kane & DuPage Counties Community Unit School District No. 303 St Charles,
GO, 4.00%, 01/01/2041	2,110	2,159
GO, 4.00%, 01/01/2042	2,210	2,246
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,427
GO, AGM, 4.00%, 01/01/2045	3,000	2,934

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority,
Rev., NATL, Zero Coupon, 12/15/2034	500	347
Rev., 5.00%, 12/15/2036	540	611
Rev., 5.00%, 12/15/2037	1,090	1,229
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	6,006
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	332
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,898
Rev., NATL, Zero Coupon, 06/15/2037	500	311
Rev., AGM, Zero Coupon, 06/15/2044	500	222
Series B, Rev., AGM, Zero Coupon, 06/15/2027	4,310	3,974
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,789
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	128
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	727
Rev., Zero Coupon, 06/15/2041	1,750	878
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	2,115
Rev., 3.00%, 06/15/2025	150	149
Rev., 4.00%, 12/15/2042	1,000	999
Rev., 4.00%, 06/15/2050	1,000	953
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,796
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,069
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,151
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	825
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,026
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	26
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,053
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	3,034
Series A, Rev., 5.00%, 01/01/2035	10,935	11,463

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., BAM, 5.00%, 01/01/2037	750	812
Series C, Rev., 5.00%, 01/01/2029	850	928
Series C, Rev., 5.00%, 01/01/2032	1,400	1,581
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,245
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,994
GO, 4.00%, 06/01/2034	4,485	4,509
GO, 4.00%, 06/01/2035	1,000	1,004
GO, 4.00%, 06/01/2036	485	487
GO, 5.00%, 01/01/2028	6,810	6,983
GO, 5.00%, 02/01/2028	1,050	1,102
GO, 5.00%, 01/01/2029	2,085	2,135
GO, 5.00%, 02/01/2029	1,450	1,536
GO, 5.00%, 02/01/2030 (w)	1,460	1,609
GO, 5.00%, 05/01/2041	850	939
GO, 5.25%, 02/01/2030	2,000	2,010
GO, 5.50%, 05/01/2030	2,000	2,187
Series A, GO, 4.00%, 03/01/2041	250	249
Series A, GO, 5.00%, 11/01/2026	1,360	1,421
Series A, GO, 5.00%, 03/01/2027	855	899
Series A, GO, 5.00%, 03/01/2028	1,500	1,608
Series A, GO, 5.00%, 03/01/2030	1,000	1,104
Series A, GO, 5.00%, 03/01/2046	1,000	1,060
Series A, GO, 5.50%, 03/01/2042	1,500	1,674
Series A, GO, 5.50%, 03/01/2047	2,690	2,961
Series A, GO, 6.00%, 05/01/2025	500	508
Series B, GO, 4.00%, 10/01/2033	2,000	2,057
Series B, GO, 5.00%, 10/01/2029	1,000	1,098
Series B, GO, 5.00%, 10/01/2031	5,000	5,528
Series B, GO, 5.50%, 05/01/2039	250	275
Series B, GO, 5.50%, 05/01/2047	2,500	2,756
Series C, GO, 4.00%, 10/01/2037	2,000	2,023
Series C, GO, 5.00%, 11/01/2029	4,200	4,449
Series C, GO, 5.25%, 10/01/2047	3,000	3,258
Series D, GO, 5.00%, 11/01/2024	1,000	1,001
Series D, GO, 5.00%, 11/01/2026	1,980	2,070
Series D, GO, 5.00%, 11/01/2027	6,080	6,479
Series D, GO, 5.00%, 11/01/2028	2,500	2,655

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,354
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	515
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,563
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,119
GO, 7.35%, 07/01/2035	3,143	3,453
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,502
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	5,044
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,767
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,645
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,316

		744,942

Indiana — 1.4%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,479
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	980
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	99
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,149
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,157
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,613
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,004
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	1,007
Indiana Finance Authority, Rev., 5.25%, 10/01/2044	5,000	5,696
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,460
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,033
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,301
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,361
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,628
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033	1,250	1,474
Rev., 5.00%, 10/01/2034	955	1,129
Rev., 5.00%, 10/01/2035	1,250	1,464
Rev., 5.00%, 10/01/2040	1,250	1,429
Rev., 5.00%, 10/01/2041	500	567

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,473
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	995
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,717
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,818
Indiana Finance Authority, Margaret Mary Health,
Rev., 5.50%, 03/01/2044	2,650	2,875
Rev., 5.75%, 03/01/2054	4,050	4,422
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,952
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,196
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,098
Series B, Rev., 2.50%, 11/01/2030	1,000	932
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,396
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	147
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,196
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	972
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,301
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,221
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	595	588
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	245	263
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	865	851
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	40	40
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	4,067
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	436
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,165
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,222
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	9,162
Series A, Rev., 5.00%, 06/01/2025	500	507
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	206
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,062
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,533
Rev., AMT, 5.00%, 01/01/2029	4,245	4,553
Rev., AMT, 5.00%, 01/01/2031	3,500	3,833
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,902
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,017
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,254
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,419
Rev., 6.00%, 03/01/2053	2,050	2,280

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,669
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	805
Rev., 6.00%, 07/15/2041	900	1,030
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,602

		158,207

Iowa — 0.4%
Iowa Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,606
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,764
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	245	246
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,097
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	5,005
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,480
Rev., 5.00%, 12/01/2050 (p)	5,255	6,151
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,770	1,741
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,485	1,465
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	2,035
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,074
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	910	917
Series B, Rev., Zero Coupon, 06/01/2065	10,635	1,720
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,823
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,626
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,627

		51,377

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,072
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,487
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	987
City of Wichita KS, Rev., 5.25%, 05/15/2039 (w)	2,460	2,465
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	2,025
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,626
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,072
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,837
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,088
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,505

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kansas — continued
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	995
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,088

		28,247

Kentucky — 1.5%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,693
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,334
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,082
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	573
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,627
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,733
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,145
County of Warren, Bowling Green Warren County,
Rev., 5.00%, 04/01/2042	2,540	2,802
Rev., 5.00%, 04/01/2043	2,500	2,747
Rev., 5.25%, 04/01/2049	5,000	5,513
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	3,013
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,290
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	422
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,836
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,648
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	3,993
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	1,959
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	1,010
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,649
Rev., 5.00%, 07/01/2040	5,000	5,024
Rev., 5.00%, 01/01/2045	3,295	3,306
Kentucky Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,070	1,199
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,390	2,709
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,044
Kentucky Public Energy Authority,
Rev., 5.00%, 01/01/2055 (z)	8,010	8,759
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	1,027
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,895
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.44%, 08/01/2052 (aa)	2,500	2,505
Series A2, Rev., (CME Term SOFR 1 Month * 0.67 + 1.12%), 4.68%, 12/01/2049 (aa)	1,000	1,002
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	11,063
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	11,082
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	153
COP, BAM, 4.00%, 11/01/2035	135	142
COP, BAM, 4.00%, 11/01/2036	155	162

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
COP, BAM, 4.00%, 11/01/2038	650	672
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,624
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	689
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	827
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,875
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,353
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	4,031

		165,212

Louisiana — 1.1%
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,272
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,028
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGC, 5.00%, 08/01/2027	1,400	1,494
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,063
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,617
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	522
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	400	438
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,115	1,167
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,502
Rev., 2.50%, 04/01/2036	1,185	1,009
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	716
Rev., 5.00%, 02/01/2041	1,560	1,708
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,625
Louisiana Public Facilities Authority,
Rev., AMT, 5.50%, 09/01/2054	3,000	3,307
Rev., AMT, 5.75%, 09/01/2064	2,500	2,780
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	478
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,446
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,564
Rev., 5.25%, 10/01/2048	2,100	2,226
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,111

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,519
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	6,069
Series A, Rev., 5.00%, 07/01/2048	2,500	2,741
Series A, Rev., 5.25%, 07/01/2053	7,500	8,307
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	22,075	22,099
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,002
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,128
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,020
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,044
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,653
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,233
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,721
Series A, Rev., 5.00%, 07/01/2034	1,655	1,761
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,280
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.89%, 05/01/2043 (aa)	1,120	1,117

		117,767

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	613
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	75
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	87
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	2,116
Maine Health & Higher Educational Facilities Authority, Maine Healthcare,
Series A, Rev., 5.00%, 07/01/2041	3,500	3,504
Series A, Rev., 5.00%, 07/01/2046	4,000	4,003
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	870	859
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	9,060
Rev., 5.00%, 07/01/2028	2,000	2,185

		22,502

Maryland — 1.8%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,306
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,264
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,403
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	501
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,351
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,240
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,596
County of Montgomery MD,
GO, 2.00%, 08/01/2039	2,000	1,552
GO, 3.00%, 12/01/2028	8,500	8,502

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Rev., 5.00%, 12/01/2045	5,000	5,074
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,965
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	779
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	120	118
Series D, Rev., 3.25%, 09/01/2050	1,885	1,873
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,505
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,938
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,020	1,024
Series B, Rev., AMT, 4.50%, 09/01/2048	1,115	1,128
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	4,791	4,723
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	445	483
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,880	5,394
Maryland Economic Development Corp., CNX Marine Terminals, Inc., Rev., 5.75%, 09/01/2025	750	756
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,100
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,374
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	656
Rev., 5.38%, 07/01/2038	1,250	1,380
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,260	1,236
Tax Allocation, 4.00%, 09/01/2040	2,280	2,169
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,049
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	2,004
Rev., 5.00%, 01/01/2025	470	470
Rev., 5.00%, 01/01/2036	4,580	4,860
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,059
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,277
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,093
Series A, Rev., 5.00%, 05/15/2045	9,565	9,815
Series B, Rev., 5.00%, 08/15/2038	1,000	1,001
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,317
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,879

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Stadium Authority Built to Learn Revenue, Series A, Rev., 5.00%, 06/01/2033	1,375	1,578
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	5,149
State of Maryland,
GO, 5.00%, 06/01/2036	5,000	5,930
Series B, GO, 5.00%, 08/01/2026	1,000	1,047
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,493
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	971
Rev., AMT, 4.00%, 08/01/2039	1,160	1,161
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,648
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,493
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,163
Tender Option Bond Trust Receipts/Certificates, Rev., LIQ: Morgan Stanley, 3.22%, 07/01/2030 (e) (z)	19,385	19,385
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,482
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,681
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,279
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,235
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,464
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,975
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,928
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,638
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,883

		191,797

Massachusetts — 2.1%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,651
City of Brockton, GO, 4.00%, 08/01/2047	3,145	3,133
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,254
Commonwealth of Massachusetts,
GO, 4.00%, 09/01/2036	11,765	11,819
GO, 4.00%, 07/01/2037	10,000	10,035
GO, 4.00%, 09/01/2044	13,020	13,022
GO, 4.00%, 05/01/2045	10,000	9,972
Rev., NATL, 5.50%, 01/01/2034	1,500	1,728
Series B, GO, 5.00%, 11/01/2041	9,000	10,333
Series C, GO, 5.00%, 10/01/2049	10,000	11,010
Series D, GO, 5.00%, 10/01/2053	10,000	10,919
Series E, GO, 4.00%, 09/01/2043	10,000	10,005
Series E, GO, 5.00%, 11/01/2047	5,000	5,490
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	380
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,716
Series A, GO, 5.00%, 01/01/2054	10,000	10,931
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,328

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,191
Rev., 5.00%, 02/01/2035	3,760	4,435
Rev., 5.00%, 02/01/2038	250	291
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	5,006
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	2,000	2,194
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	3,075	3,110
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,851
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,063
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	2,000	1,994
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,790
Series D, Rev., 5.00%, 07/01/2054	8,000	8,679
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,011
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,225
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 3.75%, 07/01/2049 (aa) (e)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,100
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,018
Massachusetts Educational Financing Authority,
Rev., AMT, 4.25%, 07/01/2032	80	81
Rev., AMT, 5.00%, 07/01/2029	2,250	2,423
Rev., AMT, 5.00%, 07/01/2032	585	633
Series B, Rev., AMT, 2.63%, 07/01/2036	300	299
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,009
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	140	122
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,487
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	305	301
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,815
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	780	734
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 3.15%, 10/07/2024 (z)	5,875	5,875
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,815	2,781
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	900	889

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,326
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	112
Series C1, Rev., 2.65%, 12/01/2034	1,000	883
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	655
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	585
Massachusetts Port Authority,
Rev., AMT, 4.00%, 07/01/2046	8,000	7,651
Rev., AMT, 5.00%, 07/01/2049	2,735	2,833
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,668
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,218
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,032
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,828
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,794
Massachusetts School Building Authority, Rev., 4.00%, 02/15/2042	5,700	5,700
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,135
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,047
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,857
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,271

		232,828

Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 4.35%, 07/01/2032 (aa)	1,000	979
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	497
Series A, GO, 5.00%, 04/01/2039	115	123
Series A, GO, 5.00%, 04/01/2046	35	37
Series A, GO, 5.00%, 04/01/2050	30	31
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,965
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	1,120	1,192
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	230
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	368
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	295
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	654
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,275
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,433
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,095
Grand Rapids Public Schools,
GO, AGM, 5.00%, 05/01/2042	1,225	1,372
GO, AGM, 5.00%, 05/01/2043	1,700	1,896
GO, AGM, 5.00%, 05/01/2044	1,450	1,611
GO, AGM, 5.00%, 05/01/2046	4,000	4,449
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	745
Series B, Rev., 5.00%, 07/01/2025	1,115	1,133

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Series B, Rev., 5.00%, 07/01/2028	140	153
Series C, Rev., 5.00%, 07/01/2037	850	987
Series C, Rev., 5.00%, 07/01/2038	725	837
Series C, Rev., 5.00%, 07/01/2040	1,150	1,310
Series C, Rev., 5.00%, 07/01/2041	1,140	1,292
Series C, Rev., 5.00%, 07/01/2042	1,200	1,354
Series C, Rev., 5.00%, 07/01/2043	875	983
Great Lakes Water Authority Water Supply System Revenue,
Rev., 5.00%, 07/01/2036	10,625	12,293
Rev., 5.00%, 07/01/2037	1,570	1,822
Rev., 5.25%, 07/01/2052	3,000	3,307
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2033	2,515	2,614
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,913
Series A, Rev., 5.00%, 07/01/2038	2,000	2,308
Series B, Rev., 5.00%, 07/01/2037	550	639
Series B, Rev., 5.00%, 07/01/2038	500	577
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	77
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,327
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,892
Series A, Rev., 5.00%, 07/01/2039	405	466
Series A, Rev., 5.00%, 07/01/2041	1,500	1,706
Series A, Rev., 5.00%, 07/01/2048	1,675	1,770
Series A, Rev., 5.25%, 07/01/2054	7,000	7,788
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	958
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	274
Rev., 5.00%, 05/01/2046	2,000	1,670
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,160
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,519
Rev., 5.00%, 04/15/2030	3,000	3,362
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,200
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	102
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,218
Series A, Rev., 5.00%, 11/15/2048	7,000	7,341
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	759
Rev., 5.00%, 09/01/2033	800	874
Rev., 5.00%, 09/01/2034	570	622
Rev., 5.00%, 09/01/2035	1,200	1,306
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,002
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,604

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Rev., 4.00%, 02/15/2047	3,000	2,941
Rev., 4.00%, 02/15/2050	2,500	2,400
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,758
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045 (p)	2,250	2,279
Michigan Finance Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2040	9,130	9,157
Rev., 4.00%, 12/01/2048	1,300	1,255
Rev., 5.00%, 12/01/2036	1,000	1,110
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,281
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,685
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	1,013
Series II, Rev., 5.00%, 10/15/2026	3,500	3,674
Series II, Rev., 5.00%, 10/15/2042	1,350	1,513
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	107
Michigan State Housing Development Authority,
Rev., HUD, 4.45%, 10/01/2044	1,500	1,524
Series A, Rev., 0.55%, 04/01/2025	240	236
Series C, Rev., 3.00%, 06/01/2051	1,800	1,778
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,050	3,009
Series A, Rev., 5.00%, 06/01/2053	2,090	2,193
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,255	1,368
Series D, Rev., 5.50%, 06/01/2053	330	352
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,890	3,196
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,035
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,485
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,069
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	699
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,694
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,321
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,100
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	8,115
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	453
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,122
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,159
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,492
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,004

		193,343

Minnesota — 1.1%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,833
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,078

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,899
City of Minneapolis, Fairview Health Services, Series A, Rev., 4.00%, 11/15/2048	4,120	3,800
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,672
Duluth Economic Development Authority, Essentia Health Obligation Group,
Rev., 5.00%, 02/15/2048	3,000	3,071
Rev., 5.25%, 02/15/2058	1,000	1,029
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,151
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	806
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., AGM-CR, 5.00%, 11/15/2047	4,500	4,612
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,470
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,988
Minneapolis-St Paul Metropolitan Airports Commission,
Rev., AMT, 5.00%, 01/01/2035	5,000	5,553
Rev., AMT, 5.00%, 01/01/2038	5,000	5,484
Rev., AMT, 5.00%, 01/01/2040	1,800	1,944
Rev., AMT, 5.25%, 01/01/2049	6,000	6,544
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,580
Rev., 5.25%, 01/01/2054	5,000	5,510
Minnesota Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,310	3,783
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,618
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	845	832
Series C, Rev., 5.00%, 08/01/2032	2,365	2,670
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,420	1,396
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,600	2,570
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	303	252
Series I, Rev., 3.00%, 01/01/2051	1,430	1,413
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	350	345
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,045	1,029
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	205	202
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	385	416
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,378
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,980	5,514
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	2,910	2,949
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	666
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,567

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	734
Series A, GO, 5.00%, 08/01/2026	250	262
Series A, GO, 5.00%, 10/01/2029	45	48
Series A, GO, 5.00%, 10/01/2032	1,000	1,070
Series A, GO, 5.00%, 08/01/2033	3,375	3,689
Series A, GO, 5.00%, 08/01/2034	2,000	2,173
Series E, GO, 3.00%, 08/01/2026	710	712
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	466
Series A, Rev., 5.00%, 01/01/2041	2,500	2,859
Series A, Rev., 5.00%, 01/01/2042	2,750	3,132

		115,769

Mississippi — 0.0% (g)
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	116
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,402
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	170	178
Mississippi Hospital Equipment & Facilities Authority,
Rev., 5.00%, 09/01/2036	1,250	1,268
Rev., 5.00%, 09/01/2046	1,500	1,509
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	252

		4,725

Missouri — 0.7%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,287
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	877
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,125
City of St Louis MO Airport Revenue, Rev., AGM, 5.00%, 07/01/2032	1,000	1,148
Curators of the University of Missouri (The), Series A, Rev., 4.00%, 11/01/2034	2,500	2,501
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,902
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	2,036
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,468
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	512
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	964
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,265
Rev., AMT, 5.00%, 03/01/2029	3,050	3,267
Rev., AMT, 5.00%, 03/01/2038	2,480	2,588
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,184

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,975
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	402
Missouri Housing Development Commission,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,502
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	1,000	1,022
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	10,345	11,664
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,360	3,315
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	370	368
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,745	1,767
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,885	3,180
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,665	3,047
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,842
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	547
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,388

		72,148

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,362
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,310	2,282
Rev., 4.60%, 12/01/2049	2,785	2,816
Rev., 6.00%, 12/01/2054	410	455
Series A, Rev., 3.00%, 06/01/2052	330	325
Series B2, Rev., AMT, 3.50%, 12/01/2042	150	149
Series B, Rev., 3.00%, 12/01/2051	1,015	1,001
Series C, Rev., 6.25%, 06/01/2054	1,440	1,596
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,034

		13,020

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	15,845	15,921
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,176
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 3.68%, 07/01/2035 (aa)	2,185	2,172
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	343
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,138
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,057
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,019

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nebraska — continued
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,219
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	500	473
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	998
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	324
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,353
Omaha School District, GO, 4.00%, 12/15/2038	5,000	5,000
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,039

		45,232

Nevada — 0.9%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,015
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	2,014
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	205	187
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	427
Special Assessment, 5.75%, 06/01/2043	500	529
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,128
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,399
Series B, GO, 5.00%, 06/15/2030	1,445	1,628
Series C, GO, 5.00%, 06/15/2026	1,250	1,301
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	543
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,232
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,329
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,147
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,645
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,295
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,037
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,558
Rev., 5.00%, 07/01/2031	1,950	2,138
Rev., 5.00%, 07/01/2032	2,385	2,609
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,457
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,571
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	891
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,532
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,134
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	959
Series A, Rev., 5.00%, 07/01/2028	1,250	1,361
Series A, Rev., 5.00%, 07/01/2040	250	279

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
Series B, Rev., 4.00%, 07/01/2049	10,765	10,273
Series B, Rev., 5.00%, 07/01/2029	1,345	1,490
Series B, Rev., 5.00%, 07/01/2034	1,275	1,452
Series B, Rev., 5.00%, 07/01/2038	1,000	1,118
Series B, Rev., 5.00%, 07/01/2043	5,150	5,393
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,562
Series D, GO, 5.00%, 06/01/2027	2,025	2,161
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,107
State of Nevada Department of Business & Industry, Republic Services Project, Rev., AMT, 4.15%, 12/01/2026 (e) (z)	1,000	1,001
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,384

		96,286

New Hampshire — 0.4%
New Hampshire Business Finance Authority,
Rev., 3.63%, 08/20/2039	10,554	10,110
Rev., 4.13%, 01/20/2034	2,966	3,011
Rev., 4.25%, 07/20/2041	5,098	5,126
Rev., 4.38%, 09/20/2036	645	663
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,831
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	803
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	730
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	250
Rev., 4.00%, 01/01/2028	290	290
Rev., 4.00%, 01/01/2029	300	300
Rev., 4.00%, 01/01/2030	280	279
Rev., 4.00%, 01/01/2031	580	578
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,592
New Hampshire Business Finance Authority, Sustainable Certificates, Series 2, Rev., 3.88%, 01/20/2038	1,234	1,215
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,698
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	2,055
New Hampshire Health and Education Facilities Authority Act,
Rev., 3.30%, 06/01/2040 (z)	2,500	2,528
Rev., 4.00%, 08/01/2043	5,000	4,820
Series B, Rev., AMT, 5.00%, 11/01/2043	1,430	1,519
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	5,000
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	430	466

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,090	2,337

		48,471

New Jersey — 2.4%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	584
Rev., 6.00%, 06/15/2047	1,000	1,093
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,043
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	815
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	942
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	726
Rev., BAM, 4.00%, 07/01/2051	1,000	987
Jersey City Municipal Utilities Authority, Sewer Project Notes, Series B, Rev., 5.00%, 05/01/2025	210	212
Jersey City Municipal Utilities Authority, Water Project Notes, Series A, Rev., 5.00%, 05/01/2025	170	172
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,046
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	849
Series A, Rev., 5.00%, 11/01/2027	2,500	2,679
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,057
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	528
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,263
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,135
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,308
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,141
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,522
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,017
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	245
New Jersey Economic Development Authority, Middlesex Water Company,
Rev., AMT, 4.00%, 08/01/2059	4,200	3,889
Rev., AMT, 5.00%, 08/01/2059	3,000	3,095
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,365
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,857
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,036
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,987
Rev., 5.00%, 11/01/2052	6,190	6,662
Rev., 5.25%, 11/01/2041	6,000	6,735
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,615
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,398

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	577
Series QQQ, Rev., 5.00%, 06/15/2027	410	436
Series QQQ, Rev., 5.00%, 06/15/2028	400	434
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,360
Series B, Rev., 5.00%, 06/15/2028	8,635	9,364
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,455
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,130
Rev., 5.00%, 09/01/2040	2,200	2,461
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,030
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,069
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,574
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	228
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,761
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,312
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,367
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group,
Rev., 4.25%, 07/01/2054	1,875	1,920
Rev., 5.25%, 07/01/2044	8,780	10,045
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	571
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,409
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,576
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,547
New Jersey Higher Education Student Assistance Authority, Senior,
Series 2015-1A, Rev., AMT, 4.00%, 12/01/2030	755	750
Series A, Rev., AMT, 3.50%, 12/01/2039	95	90
Series B, Rev., AMT, 4.00%, 12/01/2041	720	723
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,146
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,961
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,115
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	301
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,110
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	1,965	1,963
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	552

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	185	194
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	725	713
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	677
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 06/15/2029	1,550	1,710
Series A, Rev., 5.00%, 06/15/2030	3,000	3,357
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,821
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,103
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,395
Series AA, Rev., 5.00%, 06/15/2045	660	708
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,162
New Jersey Transportation Trust Fund Authority, Capital Appreciation,
Series A, Rev., BAM, TRAN, Zero Coupon, 12/15/2038	1,000	599
Series C, Rev., AMBAC, TRAN, Zero Coupon, 12/15/2026	2,000	1,875
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,258
Rev., 5.25%, 06/15/2046	14,455	16,114
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,447
Series BB, Rev., 5.00%, 06/15/2037	2,745	3,138
Series BB, Rev., 5.00%, 06/15/2038	4,000	4,551
Series BB, Rev., 5.00%, 06/15/2040	8,120	9,134
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	561
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	565
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	2,036
Rev., 5.00%, 12/15/2028	1,000	1,094
Rev., 5.00%, 12/15/2031	1,560	1,723
New Jersey Turnpike Authority,
Rev., 5.00%, 01/01/2042 (w)	10,000	11,290
Series A, Rev., 4.00%, 01/01/2042	1,000	1,022
Series B, Rev., 4.50%, 01/01/2048	1,750	1,819
Series D, Rev., 5.00%, 01/01/2028	2,400	2,479
Series E, Rev., 5.00%, 01/01/2032	7,000	7,025
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	421
GO, BAM, 4.00%, 07/15/2035	410	429
GO, BAM, 4.00%, 07/15/2036	425	442
GO, BAM, 4.00%, 07/15/2037	430	447
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,290
Rev., AGM, 5.00%, 06/01/2040	1,100	1,289
Rev., AGM, 5.00%, 06/01/2041	1,000	1,170
Rev., AGM, 5.00%, 06/01/2042	1,000	1,170

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	501
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,036
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,042
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,253
South Jersey Port Corp., Subordinate, Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,281
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,310
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,043
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	547
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,320
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,176
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,393
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,154
Series A, GO, 5.00%, 06/01/2028	4,245	4,627
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	987
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2025	1,650	1,668

		265,906

New Mexico — 0.3%
City of Farmington NM,
Rev., 3.88%, 06/01/2040 (z)	8,750	9,036
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,758
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,029
City of Farmington, San Juan and Four Corners,
Rev., 2.15%, 04/01/2033	4,890	4,068
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	152
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,094
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,134
Rev., 5.00%, 06/01/2032	1,000	1,062
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	503
New Mexico Mortgage Finance Authority, Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	2,000	2,032
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	605	661
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	130	131
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,533
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,488
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,682

		30,363

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — 12.1%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,372
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,775
Rev., AGM, 5.00%, 04/01/2026	500	514
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	329
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,224
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	271
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	675
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	573
Rev., 5.00%, 07/01/2052	700	713
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,017
Series A, GO, 5.00%, 09/01/2027	1,500	1,606
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	361
Series A1, GO, 4.00%, 08/01/2034	3,000	3,152
Series A1, GO, 4.00%, 08/01/2036	1,000	1,049
Series A1, GO, 5.00%, 08/01/2029	2,900	3,235
Series A1, GO, 5.00%, 09/01/2034	2,000	2,302
Series A1, GO, 5.00%, 08/01/2041	3,000	3,212
Series A1, GO, 5.25%, 09/01/2042	8,715	9,824
Series B1, GO, 5.00%, 08/01/2031	1,000	1,144
Series B1, GO, 5.00%, 10/01/2031	500	573
Series B1, GO, 5.00%, 08/01/2035	90	103
Series C1, GO, 5.00%, 08/01/2031	500	562
Series C4, GO, AGM, 5.00%, 10/01/2027	5,000	5,382
Series C, GO, 5.00%, 08/01/2027	2,000	2,142
Series C, GO, 5.00%, 03/01/2042	1,340	1,508
Series C, GO, 5.25%, 03/01/2053	30,140	33,553
Series D1, GO, 5.00%, 12/01/2024	150	150
Series D1, GO, 5.00%, 12/01/2031	1,380	1,501
Series D1, GO, 5.00%, 12/01/2036	11,955	12,835
Series E, GO, LOC: Bank of America NA, 3.90%, 08/01/2034 (z)	15,000	15,000
Series E, GO, 5.00%, 08/01/2028	1,625	1,778
Series E, GO, 5.00%, 08/01/2033	2,000	2,171
Series F1, GO, 3.00%, 03/01/2035	2,135	2,039
Series F1, GO, 5.00%, 03/01/2043	1,000	1,086
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 3.75%, 10/01/2024 (z)	10,000	10,000
City of New York NY,
GO, 5.00%, 08/01/2031	6,000	6,864
GO, 5.00%, 09/01/2041	2,000	2,270
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.15%, 10/07/2024 (z)	120	120
Series 3, GO, VRDO, 4.15%, 10/01/2024 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	127
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,416

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	467
Series C, GO, 5.00%, 08/01/2035	4,740	5,270
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	227
GO, 5.25%, 05/01/2041	2,000	2,252
GO, 5.50%, 05/01/2044	1,000	1,133
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	394
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	8,403
Series F1, GO, 5.00%, 08/01/2025	390	397
Series F1, GO, 5.00%, 08/01/2027	1,750	1,874
Series F1, GO, 5.00%, 08/01/2028	350	383
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	571
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,135
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,313
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,525
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,308
Genesee County Funding Corp. (The), Rochester Regional Health Obligation, Rev., 5.25%, 12/01/2052	2,000	2,099
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,198
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,229
Series A, Rev., 5.00%, 02/15/2045	2,210	2,280
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,165
Series A, Rev., 5.00%, 09/01/2037	1,250	1,391
Series A, Rev., 5.00%, 09/01/2044	1,000	1,002
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,480
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,678
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,596
Metropolitan Transportation Authority,
Rev., BAM, 4.00%, 11/15/2048	4,415	4,374
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.04%, 11/01/2032 (aa)	430	430
Rev., 5.00%, 11/15/2049	2,000	2,098
Special Tax, 5.25%, 11/15/2042	2,140	2,483
Rev., 5.25%, 11/15/2044	5,045	5,052
Special Tax, 5.25%, 11/15/2045	8,500	9,703
Series A, Rev., 5.25%, 11/15/2030	1,475	1,548
Series A, Rev., 5.25%, 11/15/2034	8,000	8,367
Series B, Rev., 5.00%, 11/15/2024	340	340
Series B, Rev., 5.00%, 11/15/2025	540	553
Series B, Rev., TRAN, 5.00%, 11/15/2040	2,450	2,468
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,145
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,283

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series D, Rev., 5.00%, 11/15/2027	1,200	1,250
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,820
Metropolitan Transportation Authority, Green Bond,
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,131
Series C2, Rev., Zero Coupon, 11/15/2032	500	376
Series C, Rev., 5.00%, 11/15/2040	2,465	2,623
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,005
Series E, Rev., 4.00%, 11/15/2045	60	59
Series E, Rev., 5.00%, 11/15/2029	250	277
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,024
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,050
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,133
Series D3, Rev., 4.00%, 11/15/2049	1,000	974
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,377
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,199
Series E, Rev., 5.00%, 11/15/2033	2,400	2,659
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,804
Monroe County Industrial Development Corp., Andrews Terrace Community,
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,126
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,053
Rev., 5.00%, 12/01/2028	1,700	1,815
Rev., 5.00%, 12/01/2029	1,900	2,044
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,983
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	5,000	5,008
Series A, Rev., 5.00%, 11/15/2056	2,000	2,003
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,258
Series A, Rev., 5.00%, 02/15/2027	5,360	5,686
New York City Housing Development Corp., Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,508
New York City Housing Development Corp., Sustainability Bonds,
Rev., 0.70%, 11/01/2060 (z)	2,500	2,449
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,095	1,069
New York City Housing Development Corp., Sustainable Bond, Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,328
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 2.00%, 01/01/2038	675	522
Rev., AGM, 3.00%, 01/01/2040	250	224
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,051
Series A, Rev., AGM, 5.00%, 01/01/2025	250	251
Series A, Rev., AGM, 5.00%, 01/01/2027	625	656
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,090

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,660
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,757
Rev., AGM, 5.00%, 03/01/2028	1,250	1,348
Rev., AGM, 5.00%, 03/01/2029	1,500	1,646
Rev., AGM, 5.00%, 03/01/2030	3,900	4,338
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,957
Series CC, Rev., 5.25%, 06/15/2054	5,000	5,585
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,269
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.90%, 10/01/2024 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	6,205	6,165
Rev., 5.00%, 06/15/2044	2,755	3,080
Rev., 5.25%, 06/15/2054	9,605	10,680
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,321
New York City Transitional Finance Authority,
Rev., 5.00%, 11/01/2027	4,490	4,833
Rev., 5.00%, 05/01/2030 (w)	2,000	2,252
Rev., 5.00%, 05/01/2038	4,900	5,673
Rev., 5.00%, 11/01/2038	3,485	4,047
Rev., 5.00%, 05/01/2041	6,000	6,792
Rev., 5.25%, 05/01/2048	5,165	5,780
Rev., 5.25%, 05/01/2049	3,000	3,351
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,010
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	588
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,062
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,531
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,073
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,114
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 4.00%, 08/01/2036	11,260	11,485
Rev., 5.00%, 11/01/2028	600	659
Series A4, Rev., VRDO, 4.15%, 10/01/2024 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	17,584
Series E1, Rev., 3.00%, 02/01/2028	730	739
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,346
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,253
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,530
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,669
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	7,351
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,667

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,029
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated,
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,512
Series E1, Rev., 4.00%, 02/01/2041	12,000	12,030
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,077
Rev., 5.00%, 11/01/2025	255	262
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,794
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,145
Series E1, Rev., 4.00%, 02/01/2046	2,000	2,001
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	5,081
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,124
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,969
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,052
Rev., 5.00%, 05/01/2031	1,000	1,129
Rev., 5.25%, 08/01/2042	3,000	3,368
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,019
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,802
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,533
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,709
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,195
Series D1, Rev., 5.00%, 11/01/2037	715	830
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,437
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	562
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,512
Series BB1, Rev., 5.00%, 06/15/2049	500	532
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,178
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,137
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,690
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,049
Rev., 5.00%, 06/15/2029	535	599
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,836
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,462
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,258
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,111
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,901

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 4.15%, 10/01/2024 (z)	2,000	2,000
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,198
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,526
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,998
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,947
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,466
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	19,900	19,912
New York Power Authority,
Rev., 4.00%, 11/15/2049 (w)	2,000	1,999
Rev., 5.00%, 11/15/2041 (w)	1,500	1,736
Series A, Rev., 4.00%, 11/15/2045	9,000	8,991
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	154
Rev., AGM, 5.00%, 11/15/2028	1,000	1,107
Rev., AGM, 5.00%, 11/15/2034	635	732
Rev., AGM, 5.00%, 11/15/2035	1,250	1,436
New York State Dormitory Authority,
Rev., AGM, 5.00%, 10/01/2025	1,350	1,381
Rev., AGM, 5.00%, 10/01/2026	875	920
Rev., 5.00%, 07/01/2035 (w)	750	895
Rev., AGM, 5.00%, 10/01/2037	1,000	1,143
Rev., AGM, 5.00%, 10/01/2039	860	971
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,899
Series A, Rev., 4.00%, 03/15/2039	1,000	1,029
Series A, Rev., 4.00%, 03/15/2054	8,090	7,810
Series A, Rev., 5.00%, 03/15/2029	3,000	3,327
Series A, Rev., 5.00%, 03/15/2034	2,000	2,078
Series A, Rev., 5.00%, 03/15/2036	1,765	2,070
Series A, Rev., 5.00%, 03/15/2040	1,000	1,068
Series A, Rev., 5.00%, 03/15/2044	2,460	2,751
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,327
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,781
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,399
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	98
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,339
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,250
Series A, Rev., 5.00%, 03/15/2036	2,015	2,180
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,391
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,505
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	1,003
Series A, Rev., 5.00%, 08/01/2026	900	919

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 08/01/2031	1,010	1,050
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,372
Rev., 4.25%, 05/01/2052	4,930	4,923
Rev., 5.00%, 05/01/2052	3,000	3,207
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,926
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	2,000	2,243
Rev., AGM, 5.00%, 10/01/2030	4,000	4,539
Rev., AGM, 5.00%, 10/01/2036	260	294
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	971
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,093
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,672
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	634
Rev., 5.00%, 09/15/2031	250	290
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	247
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,712
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	1,290	1,249
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,922
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	1,945	1,846
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,080
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	508
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,137
Series A, Rev., 5.00%, 03/15/2027 (p)	1,000	1,065
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,151
New York State Urban Development Corp.,
Series A, Rev., 4.00%, 03/15/2042	2,000	2,014
Series E, Rev., 4.00%, 03/15/2046	10,000	9,954
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,931
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	3,256
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,027
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,067
Rev., 4.00%, 03/15/2041	5,000	5,059
Rev., 5.00%, 03/15/2030	500	565
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,958
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	2,018
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,220

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,279
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,961
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	28,088
New York Transportation Development Corp.,
Rev., AGM, AMT, 5.00%, 06/30/2049	12,000	12,649
Rev., AGM, AMT, 5.00%, 06/30/2054	5,000	5,228
Rev., AMT, 5.25%, 06/30/2049	5,000	5,309
Rev., AMT, 5.50%, 06/30/2060	14,000	14,965
New York Transportation Development Corp., American Airlines, Inc.,
Rev., AMT, 2.25%, 08/01/2026	395	385
Rev., AMT, 5.00%, 08/01/2026	3,670	3,677
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	9,630	9,424
Rev., AMT, 5.00%, 01/01/2032	3,000	3,104
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,522
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,612
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,145
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	16,686
Rev., AMT, 6.00%, 04/01/2035	5,000	5,653
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,500
Rev., AMT, 5.00%, 07/01/2046	15,180	15,180
Rev., AMT, 5.25%, 01/01/2050	8,425	8,426
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,500
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	5,080
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	596
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AGM, AMT, 5.00%, 06/30/2049	14,750	15,390
Rev., AMT, 5.38%, 06/30/2060	2,390	2,497
Rev., AGM, AMT, 5.50%, 06/30/2043	1,585	1,741
Rev., AMT, 6.00%, 06/30/2054	10,575	11,556
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,854
Rev., AMT, 5.00%, 12/01/2032	2,005	2,185
Rev., AMT, 5.00%, 12/01/2033	1,000	1,068
Rev., AMT, 5.00%, 12/01/2037	3,500	3,753
Rev., AMT, 5.00%, 12/01/2038	1,000	1,067
New York Transportation Development Corp., Terminal 4 JFK International Airport, Rev., AMT, 5.00%, 12/01/2030	4,160	4,509

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	299
Rev., AMT, 4.00%, 12/01/2039	300	297
Rev., AMT, 4.00%, 12/01/2040	1,475	1,448
Rev., AMT, 4.00%, 12/01/2041	300	292
Rev., AMT, 4.00%, 12/01/2042	300	290
Rev., 5.00%, 12/01/2024	200	200
Rev., 5.00%, 12/01/2025	200	205
Rev., 5.00%, 12/01/2026	995	1,041
Rev., 5.00%, 12/01/2027	200	213
Rev., 5.00%, 12/01/2028	200	217
Rev., 5.00%, 12/01/2037	250	270
Rev., 5.00%, 12/01/2038	2,250	2,427
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,327
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,144
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,245
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,975
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,377
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,221
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,622
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,104
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,127
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,765
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,630
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,703
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	764
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	9,324
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,365
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	5,060
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,744
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,004
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,674
RBC Municipal Products, Inc. Trust, Rev., AMT, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 3.21%, 10/01/2029 (e) (z)	7,600	7,600
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,085	2,179
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,930	1,905
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	100	100
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,054
Triborough Bridge & Tunnel Authority,
Rev., 5.25%, 05/15/2054	9,940	11,129
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,034
Series A, Rev., 5.00%, 11/15/2041	1,975	2,026

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 11/15/2047	2,500	2,724
Series A, Rev., 5.00%, 11/15/2049	3,040	3,239
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,866
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,577
Series A1, Rev., 5.25%, 05/15/2059	16,710	18,580
Series A1, Rev., 5.25%, 05/15/2064	25,770	28,544
Series A2, Rev., 5.25%, 05/15/2064	24,000	26,358
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,241
Series E-2B, Rev., 5.00%, 11/15/2032	575	670
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,713
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,574
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,817
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,608
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,223
Series C, Rev., 5.25%, 05/15/2052	10,000	11,006
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,250
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,305
Rev., 5.00%, 05/15/2036	2,000	2,292
Rev., 5.00%, 05/15/2038	4,240	4,814
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	766
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,116
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,370
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,179
Series 1, Rev., 5.00%, 12/15/2040	1,420	1,661
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,537
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,607
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., AGM, 5.00%, 11/01/2047	5,610	6,058
Rev., AGM, 5.75%, 11/01/2048	1,400	1,600
Rev., AGM, 5.75%, 11/01/2049	2,000	2,282
Rev., 6.25%, 11/01/2052	420	482
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	235	231

		1,321,158

North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,107
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,223
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,697
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,590

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,361
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,282
Rev., AMT, 5.00%, 07/01/2049	7,335	7,593
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	579
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,380
Columbus County Industrial Facilities & Pollution Control Financing Authority,
Rev., 3.45%, 11/01/2033 (w) (z)	2,500	2,516
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,858
County of Macon NC, Rev., 4.00%, 10/01/2043	650	653
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	551
Rev., AGM, AMT, 5.25%, 07/01/2041	415	455
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,897
North Carolina Capital Facilities Finance Agency, Republic Services Project A, Rev., 3.50%, 07/01/2034 (z)	7,000	7,000
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	3,825	3,833
North Carolina Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (w) (z)	3,760	3,758
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044 (w)	1,080	1,091
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	850
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	930	1,060
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055 (w)	1,855	2,092
Series 37A, Rev., AMT, 3.50%, 07/01/2039	20	20
Series 44, Rev., 2.30%, 01/01/2031	1,030	942
Series 44, Rev., 4.00%, 07/01/2050	245	247
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,305
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	770	760
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,125	2,365
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	5,237
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,915	5,439
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,934
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	990
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	606
Series A, Rev., 4.00%, 10/01/2040	1,600	1,588
Series A, Rev., 4.00%, 10/01/2045	2,250	2,145
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,925
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	786
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,150
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,190	1,218

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,533
North Carolina Turnpike Authority, Triangle Expressway System,
Rev., AGM, 5.00%, 01/01/2053	2,000	2,167
Rev., AGM, 5.00%, 01/01/2058	2,020	2,178
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,049
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	524
State of North Carolina, Rev., 3.00%, 05/01/2028	3,000	3,000
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,932
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,107
Town of Fuquay-Varina Combined Utilities Revenue, Series A, Rev., 4.00%, 02/01/2049	3,250	3,247
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,364

		104,184

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,369
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,568
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	1,078
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,511
North Dakota Housing Finance Agency,
Rev., 4.65%, 07/01/2044	5,000	5,149
Series B, Rev., 3.00%, 07/01/2051	1,570	1,551
Series C, Rev., 4.00%, 01/01/2050	585	593
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,930	1,949
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	915	900
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	500	541
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,275	1,372
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,750	4,155
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,681
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,469
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	308

		46,233

Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District,
Rev., 5.00%, 11/15/2030	700	762
Rev., 5.25%, 11/15/2046	6,275	6,371
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,247
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	499
Rev., 4.00%, 11/15/2035	1,000	994

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Rev., 4.00%, 11/15/2038	750	733
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,815
Rev., 5.00%, 02/15/2026	600	620
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,581
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	7,665	7,209
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,062
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	6,000	6,103
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,107
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	2,024
Columbus-Franklin County Finance Authority,
Rev., 5.00%, 12/01/2029 (e)	970	1,028
Rev., 5.00%, 12/01/2038 (e)	1,345	1,394
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,770
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,288
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,426
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	53
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,334
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	2,001
Rev., 5.00%, 11/01/2031	1,000	1,137
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,221
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,599
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	2,500	2,554
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,042
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	769
Rev., 5.00%, 08/01/2029	145	159
Rev., 5.00%, 08/01/2033	230	257
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,204
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,164
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	1,008
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,504
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,985
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,028
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	563
Series A, Rev., 5.00%, 09/01/2030	1,005	1,137
Series A, Rev., 5.00%, 09/01/2037	925	1,079
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,569
Ohio Air Quality Development Authority,
Rev., AMT, 3.70%, 04/01/2028 (w)	3,345	3,358
Rev., AMT, 3.70%, 10/01/2028 (w)	3,345	3,360
Ohio Air Quality Development Authority, American Electric Power, Rev., AMT, 2.10%, 07/01/2028 (z)	2,500	2,500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,357
Ohio Air Quality Development Authority, American Electric Power Company,
Rev., 1.90%, 05/01/2026 (z)	5,000	5,000
Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,250
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	9,000
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,183
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,334
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	943
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,870
Rev., 1.50%, 02/01/2026 (z)	120	116
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,380
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.38%, 12/01/2042 (aa)	155	153
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,108
Ohio Higher Educational Facility Commission, Hospital Cleveland Clinic, Series B4, Rev., VRDO, 4.10%, 10/01/2024 (z)	15,000	15,000
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,047
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,231
Ohio Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,250	1,405
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	790	802
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,510	5,478
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,082
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,041
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,120
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,523
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	541
Rev., 5.00%, 02/15/2033	365	426
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	556
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	3,000	3,427
Series B, Rev., 3.00%, 12/01/2034	125	124
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,060
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,224
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	345

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Port of Greater Cincinnati Development Authority,
Rev., AGM, 4.25%, 12/01/2048	4,865	4,889
Rev., 5.00%, 12/01/2053	5,985	6,414
State of Ohio,
Rev., 5.25%, 08/15/2048	3,000	3,353
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,009
Series A, GO, 5.00%, 03/01/2034	1,000	1,176
Series X, GO, 5.00%, 05/01/2035	300	346
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,761
Rev., 5.00%, 01/01/2034	2,425	2,772
Rev., 5.00%, 01/01/2039	570	635
Series A, Rev., 5.00%, 01/01/2027	940	992
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	141
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	823
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,103
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,103
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,134
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,589
Series C, GO, 5.00%, 08/01/2028 (p)	350	384
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,088
GO, 4.00%, 09/01/2027	1,690	1,766
GO, 5.00%, 03/01/2034	1,000	1,159
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,257
Rev., 4.00%, 11/15/2041	1,450	1,359
Rev., 5.00%, 11/15/2028	680	716
State of Ohio, University Hospital Health, Rev., VRDO, 3.40%, 10/01/2024 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,012
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,015
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	5,064

		228,304

Oklahoma — 0.7%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,269
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,129
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,742
Rev., 4.00%, 03/01/2033	5,000	5,304
Rev., 4.00%, 03/01/2034	4,440	4,697
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	11,233
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	2,002
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 3.60%, 10/07/2024 (z)	1,810	1,810
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,184

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	8,000	8,255
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	775	883
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,670	3,052
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	1,004
Series A, Rev., 5.00%, 01/01/2037	1,665	1,707
Oklahoma Water Resources Board,
Rev., 4.25%, 10/01/2050	4,200	4,268
Series B, Rev., 5.00%, 10/01/2026	1,255	1,319
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	13,993
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	1,020
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,470
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,965

		73,306

Oregon — 1.1%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,435
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	3,081
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	511
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,105
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	9,740	9,611
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,022
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,641
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,829
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,781
Port of Portland Airport Revenue,
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,027
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,698
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,565
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,070
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	550
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,346
Port of Portland Airport Revenue, Portland International Airport,
Rev., AMT, 5.00%, 07/01/2026	1,145	1,182
Rev., AMT, 5.00%, 07/01/2031	2,230	2,381
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,070
Port of Portland OR Airport Revenue,
Rev., AMT, 5.00%, 07/01/2047	5,000	5,083
Rev., AMT, 5.25%, 07/01/2040	2,000	2,259
Rev., AMT, 5.25%, 07/01/2041	1,895	2,129
Rev., AMT, 5.25%, 07/01/2049	23,500	25,823
Rev., AMT, 5.25%, 07/01/2054	21,250	23,147
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	182
Rev., 4.00%, 05/15/2040	750	698
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,035
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,992

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	3,130	3,093
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	615	607
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	104
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	506
GO, 5.00%, 05/01/2030	405	459
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,300
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	260	283
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,295	1,273
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,040
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,748

		119,666

Pennsylvania — 4.7%
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,634
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	8,465
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,682
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,054
Series A, Rev., 5.00%, 04/01/2047	1,560	1,599
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2037	1,000	1,017
Rev., 4.00%, 07/15/2038	3,185	3,217
Rev., 5.00%, 07/15/2030	1,000	1,093
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,501
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,597
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	4,795	4,884
Series A, Rev., 5.00%, 07/15/2027	765	816
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	418
Series B, Rev., 4.00%, 06/01/2036	675	703
Series B, Rev., 5.00%, 06/01/2030	500	563
Allentown Neighborhood Improvement Zone Development Authority, Rev., 5.25%, 05/01/2032 (e)	500	525
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,057
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,050
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	192
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,027
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,385
Berks County Municipal Authority (The),
Rev., 0.00%, 06/30/2044	1,647	1,007
Rev., 5.00%, 06/30/2039	3,054	3,023

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 6.00%, 06/30/2034	243	264
Rev., 7.00%, 06/30/2039	700	637
Rev., 8.00%, 06/30/2034	510	521
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 01/01/2030 (aa)	230	229
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 07/01/2031 (aa)	270	268
Rev., (United States SOFR * 0.67 + 0.35%), 3.59%, 01/01/2032 (aa)	240	239
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,075
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 3.77%, 10/07/2024 (z)	400	400
Chartiers Valley School District, Series B, GO, 5.00%, 10/15/2040 (p)	1,000	1,010
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	190
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,101
Rev., BAM, 5.00%, 04/01/2039	1,000	1,086
Rev., BAM, 5.00%, 04/01/2040	1,550	1,678
Rev., BAM, 5.00%, 04/01/2043	1,000	1,074
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	7,131
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,901
Series A, GO, 5.00%, 08/01/2030	4,000	4,059
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,136
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,316
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,418
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,639
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,093
City of Philadelphia PA Airport Revenue, Rev., AMT, 5.00%, 07/01/2042	4,440	4,545
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	3,039
Series A, Rev., 5.00%, 11/01/2045	7,000	7,509
Series C, Rev., 5.00%, 06/01/2042	1,000	1,099
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	6,340	6,385
Rev., 5.00%, 06/01/2025	1,820	1,842
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,020
Series 1, GO, 4.00%, 03/01/2035	3,650	3,745
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,193
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,421
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 4.25%, 08/15/2038 (aa)	355	352
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,030
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	3,000	3,004
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,008
Rev., 5.00%, 01/01/2040	10,000	10,040
Delaware Valley Regional Finance Authority,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series A, Rev., AMBAC, 5.50%, 08/01/2028	3,595	3,936
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 4.31%, 06/01/2037 (aa)	250	234
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	6,374
Geisinger Authority,
Rev., 4.00%, 02/15/2039	1,750	1,756
Rev., 4.00%, 02/15/2047	2,500	2,457
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	7,033
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,688
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,832
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	642
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	678
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	949
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,451
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,972
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,565
Series B, Rev., 5.00%, 02/15/2038	1,200	1,330
Series B, Rev., 5.00%, 02/15/2039	2,000	2,198
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	253
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,554
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,668
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,545
Series C, Rev., 5.00%, 11/15/2045	2,585	2,696
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	503
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,564
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,155
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	5,075
Rev., AGM, 5.00%, 08/15/2049	4,000	4,433
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	2,005
Rev., 5.00%, 05/15/2031	2,385	2,671
Rev., 5.25%, 12/01/2038 (z)	1,500	1,528
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., AGM, 4.00%, 01/01/2041	1,000	1,013
Rev., AGM, 4.00%, 01/01/2042	1,035	1,042
Rev., AGM, 4.13%, 01/01/2043	1,070	1,079
Rev., AGM, 5.00%, 01/01/2034	2,000	2,211
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,089
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,542

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., AMT, 5.00%, 12/31/2034	2,000	2,041
Rev., AMT, 5.00%, 06/30/2042	1,250	1,266
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,601
Rev., 4.00%, 01/01/2029	450	453
Rev., 4.00%, 01/01/2031	800	803
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	7,079
Rev., AMT, 5.25%, 06/30/2035	1,500	1,669
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,304
Rev., AMT, 5.75%, 06/30/2048	3,750	4,181
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,819
Rev., AMT, 6.00%, 06/30/2061	1,150	1,300
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,115
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,374
Series A, Rev., 4.00%, 02/15/2042	1,330	1,335
Series A, Rev., 5.00%, 02/01/2030	4,960	4,965
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,813
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,861
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,889
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 4.25%, 08/01/2038 (z)	8,000	8,007
Rev., AMT, 4.25%, 08/01/2045 (z)	10,000	9,998
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,109
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	97
Pennsylvania Higher Education Assistance Agency, Senior,
Rev., AMT, 4.13%, 06/01/2045	490	481
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,961
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University,
Rev., 5.25%, 09/01/2050	1,345	1,348
Rev., AGM-CR, 5.25%, 09/01/2050	7,000	7,033
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	1,005
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
Rev., 5.00%, 08/15/2042	1,250	1,288
Rev., 5.00%, 08/15/2049	3,000	3,133
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,191
Pennsylvania Housing Finance Agency,
Rev., 4.50%, 10/01/2044	5,000	5,093
Rev., 4.60%, 10/01/2044	7,500	7,665
Rev., 6.00%, 10/01/2054	3,275	3,638
Rev., 6.25%, 10/01/2054	2,955	3,326
Series 133, Rev., 3.00%, 10/01/2050	2,710	2,678

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,182
Series A, Rev., 5.50%, 10/01/2053	1,485	1,592
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,970	3,194
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	2,025
Series 144A, Rev., 6.00%, 10/01/2054	2,535	2,803
Pennsylvania Housing Finance Agency, Sustainable Bonds, Series 2022, Rev., 4.25%, 10/01/2052	1,975	2,015
Pennsylvania Turnpike Commission,
Rev., 5.00%, 12/01/2043	2,250	2,253
Rev., 5.50%, 12/01/2046	6,430	6,641
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,077
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,063
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,742
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,019
Series A2, Rev., 5.00%, 12/01/2024	100	100
Series A, Rev., 4.00%, 12/01/2041	1,250	1,272
Series A, Rev., 5.25%, 12/01/2044	2,500	2,670
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,545
Series B, Rev., 4.00%, 12/01/2039	3,000	3,060
Series B, Rev., 5.00%, 12/01/2026	400	421
Series B, Rev., 5.00%, 12/01/2027	500	539
Series B, Rev., 5.00%, 12/01/2039	1,305	1,473
Series B, Rev., 5.25%, 12/01/2047	3,000	3,353
Series C, Rev., 4.00%, 12/01/2040	1,400	1,432
Series C, Rev., 4.00%, 12/01/2042	1,555	1,577
Series C, Rev., 5.00%, 12/01/2027	345	372
Series C, Rev., 5.00%, 12/01/2041	1,560	1,724
Series C, Rev., 5.00%, 12/01/2046	1,350	1,474
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,603
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,044
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,855
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,051
Series A, Rev., 5.00%, 12/01/2036	2,775	2,877
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,642
Philadelphia Authority for Industrial Development,
Rev., 5.00%, 05/01/2033	1,250	1,336
Rev., 5.00%, 06/15/2039 (e)	740	771
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	2,008
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	918
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,150
Series A, Rev., 5.00%, 09/01/2035	1,105	1,142
Series A, Rev., 5.00%, 09/01/2047	1,000	1,014
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,009

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	718
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	514
Series B, Rev., AGM, 4.00%, 09/01/2038	500	510
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,257
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,086
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,958
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,684
School District of Philadelphia (The),
GO, 4.00%, 09/01/2046	2,000	1,954
GO, BAM, 4.00%, 09/01/2046	6,610	6,584
Series A, GO, 5.00%, 09/01/2027	610	646
Series A, GO, 5.00%, 09/01/2031	245	273
Series A, GO, 5.00%, 09/01/2035	3,000	3,181
Series F, GO, 5.00%, 09/01/2035	5,000	5,143
Series F, GO, 5.00%, 09/01/2037	2,000	2,050
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	948
Series B, GO, 5.00%, 09/01/2028	485	523
Series B, GO, 5.00%, 09/01/2029	450	491
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,027
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,394
Rev., 5.25%, 06/01/2042	1,500	1,691
Rev., 5.25%, 06/01/2047	7,750	8,588
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,372
Rev., AGM, 5.00%, 02/01/2028	2,590	2,777
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,042
Rev., BAM, 4.00%, 03/01/2030	640	664
Rev., BAM, 4.00%, 03/01/2031	500	516
Rev., BAM, 5.00%, 03/01/2027	715	751
Rev., BAM, 5.00%, 03/01/2028	755	808
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,620
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	575
Series A, Rev., 5.00%, 07/01/2028	1,400	1,462

		515,691

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, 0.00%, 11/01/2051 (z)	6,151	3,360
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	482
Series A1, GO, 5.38%, 07/01/2025	954	959
Series A1, GO, 5.63%, 07/01/2027	5,045	5,268
Series A1, GO, 5.63%, 07/01/2029	2,000	2,160
Series A1, GO, 5.75%, 07/01/2031	2,008	2,232
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,029
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	18,224	11,732

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Commonwealth of Puerto Rico, Subordinated, Series CL, 0.00%, 11/01/2051 (z)	9,835	6,429
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	42
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	42
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	239
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	30
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	120
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	42
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	504
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	42
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	124
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	197
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	244
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	210
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.52%), 4.26%, 07/01/2029 (aa)	500	482
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,256
Series A1, Rev., 5.00%, 07/01/2058	20,950	21,157
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,392
Series A2, Rev., 4.33%, 07/01/2040	11,000	10,977

		75,751

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,018
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,572
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,002
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	250	251
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	474
Series 73A, Rev., 1.10%, 04/01/2027	300	281
Series 73A, Rev., 1.65%, 10/01/2029	715	639
Series 73A, Rev., 3.00%, 10/01/2050	870	860
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,090	2,063
Rhode Island Student Loan Authority,
Rev., AMT, 3.63%, 12/01/2037	930	896
Rev., AMT, 4.13%, 12/01/2041	1,265	1,249
Rev., AMT, 4.13%, 12/01/2043	1,600	1,581
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	400
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,021
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	2,505	2,514

		19,821

South Carolina — 1.2%
Charleston County Airport District, Rev., 5.00%, 07/01/2042 (w)	1,650	1,859
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,914

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Series B, Rev., 4.00%, 02/01/2041	5,000	5,019
Series B, Rev., 5.00%, 02/01/2036	1,085	1,261
Series B, Rev., 5.00%, 02/01/2037	1,500	1,737
Series B, Rev., 5.00%, 02/01/2038	1,500	1,731
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,034
Rev., 4.00%, 11/01/2031	1,000	1,031
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,834
South Carolina Jobs-Economic Development Authority, Rev., 4.50%, 11/01/2054	2,300	2,343
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,018
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,026
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,600
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,055
South Carolina Ports Authority,
Rev., AMT, 5.00%, 07/01/2043	5,680	5,854
Rev., AMT, 5.00%, 07/01/2055	2,000	2,038
South Carolina Public Service Authority,
Rev., AGM, 5.00%, 12/01/2037	3,250	3,738
Rev., 5.00%, 12/01/2039	4,000	4,403
Rev., AGM, 5.00%, 12/01/2042	3,250	3,617
Rev., 5.00%, 12/01/2043	2,800	3,085
Series A, Rev., 4.00%, 12/01/2033	1,000	1,027
Series A, Rev., 4.00%, 12/01/2034	2,000	2,051
Series A, Rev., 4.00%, 12/01/2037	2,000	2,044
Series A, Rev., 4.00%, 12/01/2038	520	529
Series A, Rev., 5.00%, 12/01/2027	1,525	1,634
Series A, Rev., 5.00%, 12/01/2028	1,700	1,720
Series A, Rev., 5.00%, 12/01/2029	85	94
Series A, Rev., 5.00%, 12/01/2031	4,500	4,992
Series A, Rev., 5.00%, 12/01/2032	1,000	1,107
Series B, Rev., 5.00%, 12/01/2040	1,000	1,090
Series B, Rev., 5.00%, 12/01/2041	2,000	2,040
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,019
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,664
South Carolina Public Service Authority, Pre-refunded Obligations, Series A, Rev., 5.00%, 12/01/2024 (p)	380	381
South Carolina Public Service Authority, Unrefunded Obligations,
Rev., 5.00%, 12/01/2038	1,000	1,001
Series A, Rev., 5.00%, 12/01/2024	120	120
Series A, Rev., 5.50%, 12/01/2054	9,550	9,562
Series C, Rev., 5.00%, 12/01/2046	3,000	3,003
Series E, Rev., 5.25%, 12/01/2055	7,000	7,058
South Carolina State Housing Finance & Development Authority,
Rev., 6.00%, 01/01/2055	3,335	3,767
Series A, Rev., 3.00%, 01/01/2052	590	582
Series A, Rev., 4.00%, 01/01/2052	770	781
Series B, Rev., 3.25%, 01/01/2052	5,240	5,213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina State Housing Finance & Development Authority, Villages at Congaree, Rev., 4.25%, 06/01/2025 (z)	915	915
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,251
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	584
Rev., 5.00%, 04/15/2028	500	537

		126,963

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,221
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	233
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	2,042
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	11,130
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,543
South Dakota Housing Development Authority,
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,245	3,712
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	815	815
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,265	4,725
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,410	2,377

		32,798

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	330
Series A, Rev., 5.00%, 08/01/2044	1,000	1,042
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	997
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,504
City of Memphis TN Electric System Revenue,
Rev., 5.00%, 12/01/2025	1,085	1,114
Rev., 5.00%, 12/01/2031	600	692
Rev., 5.00%, 12/01/2032	850	989
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	16,305
County of Coffee, GO, 5.00%, 06/01/2026	250	260
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,518
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	3,040
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	553
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,479
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	414
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,816
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	283
Rev., AMT, 5.00%, 07/01/2043	2,055	2,107
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,374
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,297

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,696
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Rev., 4.00%, 10/01/2054	2,000	1,988
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,238
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,696
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,580
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	73
Series B, Rev., AMT, 5.00%, 07/01/2027	170	178
Series B, Rev., AMT, 5.25%, 07/01/2033	270	305
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,788
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,857
Shelby County Health Educational & Housing Facilities Board, Rev., 5.00%, 09/01/2049 (z)	2,225	2,402
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,518
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	6,500	6,613
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,454
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,505
Rev., 5.00%, 05/01/2052 (z)	18,000	19,513
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,475
Tennessee Housing Development Agency, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2055	755	851
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	185	186
Tennessee Housing Development Agency, Sustainable Bonds,
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,238
Series 1A, Rev., 5.75%, 01/01/2055	550	602
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,521

		127,391

Texas — 11.0%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2026	5,000	5,165
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,379
Arlington Higher Education Finance Corp.,
Rev., 4.88%, 06/15/2054 (e)	1,050	1,054
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	449
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	270
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	443
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	622
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	686
Rev., 6.00%, 02/15/2042 (e)	250	255
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,842
GO, 5.25%, 08/01/2053	1,500	1,668
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,142
Austin Independent School District,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, 5.00%, 08/01/2026	1,000	1,046
GO, 5.00%, 08/01/2038	500	571
Series A, GO, PSF-GTD, 4.00%, 08/01/2032 (p)	1,000	1,009
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2032 (w)	500	569
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,418
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,245
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,428
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,583
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,325
Bexar County Hospital District, Certificate Obligation, GO, 5.00%, 02/15/2043	2,750	3,016
Bexar County Hospital District, Certificates Obligation, GO, 4.00%, 02/15/2039	1,090	1,116
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	416
GO, 5.00%, 02/15/2037	230	258
Board of Regents of the University of Texas System,
Rev., 4.00%, 08/15/2054 (w)	10,000	9,837
Series A, Rev., 5.00%, 08/15/2030	1,000	1,133
Series E, Rev., 5.00%, 08/15/2027	1,000	1,072
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,765	1,771
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,758
Brazos Higher Education Authority, Inc., Rev., AMT, 4.00%, 04/01/2045	2,630	2,597
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,209
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,118
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	3,000	3,005
Carrollton-Farmers Branch Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,963
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,582
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	788
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	566
Central Texas Regional Mobility Authority,
Rev., 5.00%, 01/01/2037	1,285	1,390
Series B, Rev., 4.00%, 01/01/2040	800	811
Series B, Rev., 4.00%, 01/01/2051	1,250	1,214
Series B, Rev., 5.00%, 01/01/2037	1,000	1,095
Series B, Rev., 5.00%, 01/01/2046	1,500	1,598
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,045
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	610
Series B, Rev., 4.00%, 01/01/2040	500	506
Series B, Rev., 5.00%, 01/01/2045	3,595	3,800
Series D, Rev., 5.00%, 01/01/2033	480	536
Series E, Rev., 5.00%, 01/01/2045	2,665	2,817
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,779
Central Texas Turnpike System,
Rev., 5.00%, 08/15/2031	1,490	1,682
Rev., 5.00%, 08/15/2037	10,000	11,450

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 08/15/2038	7,690	8,756
Rev., 5.00%, 08/15/2040	2,500	2,797
Central Texas Turnpike System, Subordinate,
Series C, Rev., 5.00%, 08/15/2031	1,000	1,001
Series C, Rev., 5.00%, 08/15/2042	5,000	5,007
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	795
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,968
GO, 5.00%, 09/01/2033	1,100	1,235
GO, 5.00%, 09/01/2034	1,750	1,958
City of Arlington TX Water & Wastewater System Revenue,
Rev., 5.00%, 06/01/2037	1,445	1,687
Rev., 5.00%, 06/01/2039	1,445	1,662
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	928
City of Austin Electric Utility Revenue, Series A, Rev., 5.00%, 11/15/2031	1,595	1,628
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,368
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	194
Rev., 4.00%, 11/15/2041	1,510	1,542
Rev., 5.00%, 11/15/2041	7,000	7,202
Series C, Rev., 5.00%, 11/15/2025 (p)	510	523
Series C, Rev., 5.00%, 11/15/2032	1,000	1,128
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,519
Rev., AMT, 5.00%, 11/15/2040	1,500	1,618
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,080
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,162
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,469
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,286
Series B, Rev., 5.00%, 11/15/2037	1,505	1,635
Series B, Rev., 5.00%, 11/15/2038	1,340	1,452
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	696
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,156
City of Celina TX, Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,288
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,055
Rev., 5.00%, 07/15/2039	1,000	1,129
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	363
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,056
City of Dallas TX, GO, AGM-CR, 4.00%, 02/15/2043	6,000	6,057
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,297
Series A, Rev., 5.00%, 10/01/2047	5,000	5,516
Series C, Rev., 4.00%, 10/01/2031	2,000	2,084
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,517
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,779
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,657
Series C, Rev., 4.00%, 10/01/2040	1,000	1,021
Series C, Rev., 5.00%, 10/01/2029	1,125	1,254

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,206
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,212
GO, 2.00%, 02/15/2035	2,625	2,215
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	509
GO, AGM, 4.00%, 03/01/2041	680	694
City of El Paso, GO, BAM, 4.00%, 08/15/2042	10,900	10,876
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,207
City of Fort Worth TX Water & Sewer System Revenue,
Rev., 5.00%, 02/15/2037	2,305	2,649
Rev., 5.00%, 02/15/2038	1,390	1,589
Rev., 5.00%, 02/15/2041	710	792
City of Galveston TX Wharves & Terminal Revenue,
Rev., AMT, 5.25%, 08/01/2039	750	824
Rev., AMT, 5.50%, 08/01/2041	1,050	1,174
Rev., AMT, 5.50%, 08/01/2042	700	781
Rev., AMT, 5.50%, 08/01/2043	1,100	1,223
Rev., AMT, 5.50%, 08/01/2044	700	777
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	451
City of Houston Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	500
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,017
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,546
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	2,012
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	586
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,706
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,699
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,205
Series B, Rev., 5.00%, 07/01/2026	1,000	1,042
Series B, Rev., 5.00%, 07/01/2027	1,995	2,126
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,289
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,263
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,566
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2025	45	46
Rev., 4.00%, 09/01/2029	280	293
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	17,878
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	621
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,229
Series C, Rev., 5.00%, 11/15/2029	3,100	3,468
City of Hutto TX,
GO, BAM, 4.13%, 08/01/2049	2,500	2,493
GO, BAM, 5.00%, 08/01/2043	1,220	1,347
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	291
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	185	182

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	828
Rev., 5.00%, 04/15/2027	785	831
Rev., 5.00%, 04/15/2028	900	972
Rev., AGM, 5.00%, 04/15/2035	1,345	1,543
Rev., AGM, 5.00%, 04/15/2038	1,045	1,184
Rev., AGM, 5.00%, 04/15/2040	1,200	1,342
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	362
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,869
City of Plano, GO, 4.00%, 09/01/2043	1,000	1,021
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,219
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,766
Rev., 5.00%, 02/01/2025	3,000	3,019
Rev., 5.00%, 02/01/2033	1,795	1,881
Rev., 5.00%, 02/01/2035	1,650	1,725
Series B, Rev., 5.25%, 02/01/2040	3,000	3,425
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,044
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.02%, 02/01/2048 (aa)	3,000	2,997
Series A, Rev., 5.00%, 02/01/2035	2,200	2,450
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,107
City of San Antonio TX, GO, 5.00%, 02/01/2029	1,125	1,242
City of San Antonio TX Electric & Gas Systems Revenue,
Rev., 5.00%, 02/01/2036	1,680	1,952
Rev., 5.00%, 02/01/2040	1,000	1,136
Rev., 5.25%, 02/01/2044	1,660	1,883
Rev., 5.25%, 02/01/2049	4,000	4,473
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,067
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,284
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,093
Clifton Higher Education Finance Corp.,
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	4,052
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,465
Rev., PSF-GTD, 5.00%, 08/15/2037	500	559
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,920
Series A, Rev., 4.00%, 08/15/2035	415	422
Series A, Rev., 4.00%, 08/15/2047	1,300	1,236
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	735
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,170
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	32
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	44
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	240
Clifton Higher Education Finance Corp., International Leadership of Texas, Rev., PSF-GTD, 4.00%, 08/15/2025	145	146
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	978
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,666

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2049	6,000	5,888
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,093
GO, 5.00%, 06/15/2043 (p)	2,000	2,079
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,212
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,844
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,069
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,840
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,476
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,287
County of Harris Toll Road Revenue, First Lien, Rev., 4.00%, 08/15/2045	1,500	1,503
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,833
County of Nueces, GO, 5.00%, 02/15/2029	460	503
County of Williamson,
GO, 5.00%, 02/15/2030 (p)	3,845	3,869
GO, 5.00%, 02/15/2031 (p)	4,045	4,070
GO, 5.00%, 02/15/2032 (p)	2,125	2,138
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,941
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,054
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,106
Series B, Rev., 4.00%, 12/01/2051	2,000	1,952
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,325
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,467
Dallas Fort Worth International Airport, Dallas Fort Worth International, Rev., 5.00%, 11/01/2025	1,825	1,871
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,344
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,288
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,613
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,073
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,461
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	643
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,111
GO, PSF-GTD, 5.00%, 08/15/2053	13,130	14,265
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	669
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,284
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,391
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,623
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	774
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	302
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	430
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,119
Fort Bend Independent School District,
GO, PSF-GTD, 4.00%, 08/01/2054 (z)	4,165	4,293
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	610	576

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	830	813
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,975
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	574
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	4,016
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,189
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	929
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	10,035
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,492
Rev., BAM, 5.00%, 10/01/2038	1,450	1,645
Rev., BAM, 5.00%, 10/01/2049	10,000	10,784
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,920
Gregory-Portland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,007
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	1,000	1,004
Rev., 5.00%, 10/01/2051 (z)	3,000	3,359
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., BAM, 4.00%, 10/01/2037	1,790	1,820
Rev., 4.00%, 10/01/2038	1,000	1,012
Rev., BAM, 4.00%, 10/01/2038	1,000	1,013
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,193
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,902
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,556
Series A, GO, 4.00%, 09/15/2048	9,000	8,944
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	2,056
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,358
Hays Consolidated Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	18,185
GO, PSF-GTD, 5.00%, 02/15/2025	480	483
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,123
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,449
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,093
Series A, Rev., 5.00%, 12/01/2033	575	627
Series A, Rev., 5.00%, 12/01/2034	750	817
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	931
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,505
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	324
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,370
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,629
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	541
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,649
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,964
GO, PSF-GTD, 5.00%, 02/15/2041	250	279
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	816
Katy Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2031	2,000	2,006

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,502
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,537
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	464
Klein Independent School District, GO, PSF-GTD, 4.00%, 08/01/2046	4,000	4,011
Krum Independent School District, GO, PSF-GTD, 4.25%, 08/15/2054	9,255	9,271
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	244
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,153
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	166
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,694
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,348
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,662
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,477
Liberty Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,147
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,277
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,387
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,967
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,710	1,711
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	503
Rev., AGM, 5.00%, 05/15/2031	4,795	5,441
Rev., AGM, 5.00%, 05/15/2032	5,000	5,650
Series A, Rev., 5.00%, 05/15/2027	420	446
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,160
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2030	1,000	1,120
Rev., 5.00%, 05/15/2051	3,500	3,725
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	110
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	972
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	858
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,363
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,286
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	427
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,370
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	445
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,431
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050	2,300	2,404
Mission Economic Development Corp.,
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,700
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,545
Mission Economic Development Corp., Waste Management, Inc. Project, Series B, Rev., AMT, 4.00%, 07/01/2040 (z)	8,235	8,231
New Caney Independent School District,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2037	625	719
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,561
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,259
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,391
New Hope Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 07/01/2047 (d)	2,000	2,000
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,024
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035 (d)	9,400	9,400
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	93
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,528
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,570	1,603
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,600
North Texas Higher Education Authority, Inc., Rev., AMT, 4.13%, 06/01/2045	5,205	5,137
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	518
North Texas Tollway Authority,
Rev., AGC, Zero Coupon, 01/01/2035	10,000	7,087
Rev., 5.00%, 01/01/2031 (w)	3,000	3,378
Rev., 5.00%, 01/01/2032 (w)	6,070	6,905
Rev., 5.00%, 01/01/2035 (w)	3,250	3,772
Rev., 5.25%, 01/01/2044 (w)	3,225	3,644
Series A, Rev., 5.00%, 01/01/2029	1,800	1,851
Series B, Rev., 5.00%, 01/01/2027	1,150	1,155
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,278
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,052
Series A, Rev., 5.00%, 01/01/2037	1,500	1,688
Series A, Rev., 5.00%, 01/01/2040	4,000	4,425
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,945
Rev., 5.00%, 01/01/2048	2,335	2,410
Series B, Rev., 4.00%, 01/01/2035	2,100	2,159
Series B, Rev., 4.00%, 01/01/2036	1,000	1,023
Series B, Rev., 4.00%, 01/01/2037	1,000	1,018
Series B, Rev., 5.00%, 01/01/2027	215	221
Series B, Rev., 5.00%, 01/01/2033	1,000	1,041
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	13,331
Northwest Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,114
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,657
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,037
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,176
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,110
Pecos Barstow Toyah Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	300	317
GO, PSF-GTD, 5.00%, 02/15/2039	500	540
Permanent University Fund - Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,888

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,692
Permanent University Fund - University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,105
Plano Independent School District, GO, 5.00%, 02/15/2027	650	687
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	892
Rev., 5.00%, 10/01/2028	1,250	1,368
Rev., 5.00%, 10/01/2029	1,250	1,392
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	972
Rev., 5.00%, 10/01/2048	8,500	9,278
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	526
Rev., AMT, 2.25%, 01/01/2029 (e)	800	743
Rev., AMT, 2.88%, 01/01/2041 (e)	120	98
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,695
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,396
Prosper Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2054	12,250	11,950
GO, PSF-GTD, 4.25%, 02/15/2054	20,000	20,169
GO, PSF-GTD, 5.00%, 02/15/2025	2,620	2,638
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,702
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,412
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,130
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,948
Rev., 4.00%, 04/01/2041	1,000	908
San Antonio Housing Trust Finance Corp., The Arbors at West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	794
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,640
Series A, Rev., 5.00%, 05/15/2034	2,375	2,537
Series C, Rev., 5.00%, 05/15/2046	6,670	7,140
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,668
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,958
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,258
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,594
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	433
Spring Independent School District, GO, 5.00%, 08/15/2030	600	674
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,948
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,050
State of Texas, Water Financial Assistance, Series B, GO, 5.00%, 08/01/2037	1,000	1,014
Strategic Housing Finance Corp. of Travis County, ECG Yager LP, Rev., 0.46%, 09/01/2041 (z)	2,500	2,470
Tarrant County Cultural Education Facilities Finance Corp., Rev., 5.00%, 07/01/2038	9,115	9,655
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., 4.00%, 11/15/2042	15,000	14,925
Series A, Rev., 5.00%, 11/15/2045	4,195	4,253
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,896
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Rev., 5.00%, 11/15/2052 (z)	1,450	1,491
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	3,005	3,327
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,187
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable, Rev., AGM, 1.39%, 09/01/2025	600	584
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 4.00%, 10/01/2041	1,975	1,991
Rev., 5.00%, 10/01/2030	1,000	1,121
Rev., 5.00%, 10/01/2037	1,000	1,119
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,118
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	4,078
Texas A&M University,
Rev., 5.00%, 05/15/2036	5,000	5,887
Rev., 5.00%, 05/15/2037	1,000	1,173
Rev., 5.00%, 05/15/2042	4,830	5,502
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	20,373
Texas Department of Housing & Community Affairs,
Rev., GNMA COLL, 6.00%, 07/01/2054	2,020	2,279
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	315	320
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	580	642
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,130	3,505
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,235
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,890	1,862
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	950	1,028
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,327
Rev., 5.00%, 12/15/2030	3,300	3,563
Rev., 5.00%, 12/15/2031	2,000	2,174
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	17,220
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	11,138
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	3,560	3,682
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	452
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	24,555	25,134
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,153
Rev., 4.00%, 06/30/2033	1,000	1,033
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Blueridge Transport,
Rev., AMT, 5.00%, 12/31/2040	2,955	2,955
Rev., AMT, 5.00%, 12/31/2045	3,000	3,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., AMT, 5.00%, 12/31/2050	2,000	2,000
Rev., AMT, 5.00%, 12/31/2055	3,000	3,000
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,908
Rev., AMT, 5.38%, 06/30/2038	3,955	4,297
Rev., AMT, 5.50%, 06/30/2041	1,425	1,543
Rev., AMT, 5.50%, 06/30/2043	2,750	2,967
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	4,000	4,396
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	491
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	573
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,866
Texas Transportation Commission, GO, 5.00%, 04/01/2025	1,045	1,056
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,290
Texas Water Development Board,
Rev., 4.00%, 10/15/2035	4,000	4,022
Rev., 5.00%, 08/01/2025	1,300	1,325
Rev., 5.00%, 08/01/2026	2,250	2,355
Series A, Rev., 5.00%, 10/15/2028	115	126
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,056
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	516
Rev., 5.00%, 08/01/2028	625	684
Series A, Rev., 5.00%, 10/15/2028	100	108
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,083
Rev., 5.00%, 08/01/2027	2,835	3,039
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,974
Series A, Rev., 4.00%, 10/15/2033	1,900	1,950
Series A, Rev., 5.00%, 04/15/2026	100	104
Series A, Rev., 5.00%, 10/15/2030	500	510
Series A, Rev., 5.00%, 10/15/2047	2,480	2,570
Series B, Rev., 5.00%, 04/15/2049	11,535	12,126
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,081
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	191
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,672
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,269
Series A, Rev., 5.00%, 02/15/2041	2,000	2,197
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	110
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,504
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	399
Tax Allocation, 4.00%, 09/01/2035	995	971
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,675

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 4.00%, 03/01/2036	750	775
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,120
GO, BAM, 5.00%, 02/15/2042	6,550	7,230
Waxahachie Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,457
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,680
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,353
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,513
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,325
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,138
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,133
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,128
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,685
GO, PSF-GTD, 5.00%, 02/15/2044	900	1,006
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	568
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	593

		1,198,752

Utah — 0.7%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,227
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,070
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,996
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,378
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,260
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,608
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,646
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,097
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	3,010
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,993
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	10,020	9,797
Series B, Rev., 5.00%, 05/15/2060 (z)	625	644
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,417
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	545	570
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	568
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,183
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	499
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,984
Series B, GO, 5.00%, 07/01/2029	100	111
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,569
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,789
Utah Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,330
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,790	2,017
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,690	3,074

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,445	1,619
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,367
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	2,034
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	2,000	2,247
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	910
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	9,181
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	116
Rev., 5.00%, 06/01/2027	130	138
Rev., 5.00%, 06/01/2031	210	237
Rev., 5.25%, 06/01/2035	700	804
Rev., 5.25%, 06/01/2037	2,250	2,567
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,511

		79,568

Vermont — 0.1%
Vermont Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	2,061
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	225	228
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	261
Vermont Student Assistance Corp.,
Rev., AMT, 4.13%, 06/15/2036	500	500
Rev., AMT, 4.25%, 06/15/2037	850	855
Rev., AMT, 4.38%, 06/15/2038	750	760
Rev., AMT, 4.50%, 06/15/2039	800	815
Rev., AMT, 5.25%, 06/15/2030	600	650
Rev., AMT, 5.25%, 06/15/2031	700	764
Rev., AMT, 5.25%, 06/15/2032	950	1,043
Series A, Rev., AMT, 2.38%, 06/15/2039	425	398

		8,335

Virginia — 2.1%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,422
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	7,201
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,042
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	811
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	979
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,040
Fairfax County Industrial Development Authority,
Rev., 4.00%, 05/15/2048	17,040	16,819
Rev., 4.13%, 05/15/2054	3,000	2,972
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	5,000	5,106
Rev., 5.00%, 05/15/2029	2,000	2,216
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	2,250	2,353
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,656

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	950	803
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,025
Hampton Roads Sanitation District,
Series A, Rev., 5.00%, 11/01/2036	1,000	1,190
Series A, Rev., 5.00%, 11/01/2037	1,600	1,896
Series A, Rev., 5.00%, 11/01/2038	1,500	1,767
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,738
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,178
Series A, Rev., 5.00%, 07/01/2031	1,500	1,693
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,079
Series A, Rev., 5.00%, 07/01/2039	2,100	2,302
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., AGM, 5.00%, 07/01/2036	750	836
Rev., AGM, 5.00%, 07/01/2037	500	555
Rev., AGM, 5.25%, 07/01/2043	1,620	1,825
Rev., AGM, 5.25%, 07/01/2053	5,000	5,480
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	149
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,045
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,753
Rev., 5.00%, 01/01/2029	700	758
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,252
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	361
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,318
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,332
Southampton County Industrial Development Authority, PRTI-Virginia One LLC, Rev., AMT, 4.88%, 11/01/2053 (z)	4,940	4,939
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,653
Rev., 5.00%, 07/01/2027 (p)	2,485	2,526
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,084
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,250
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,801
Virginia College Building Authority,
Rev., 4.00%, 02/01/2043	2,000	2,041
Series A, Rev., 4.00%, 02/01/2034	3,500	3,628
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 4.00%, 02/01/2044	5,000	5,078
Rev., 5.00%, 02/01/2028	1,000	1,083
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,838

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Rev., 5.00%, 02/01/2029	1,000	1,106
Rev., 5.00%, 02/01/2033	3,750	4,164
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	902
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 3.80%, 10/01/2024 (z)	14,700	14,700
Virginia Housing Development Authority,
Rev., 4.40%, 10/01/2044	1,000	1,009
Series E1, Rev., 4.35%, 10/01/2044	685	690
Series G, Rev., 5.05%, 11/01/2047	1,750	1,852
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	5,028
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,980
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,780
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,161
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	4,013
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,005
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,662
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,102
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	701
Series A, Rev., 5.00%, 01/01/2032	1,500	1,585
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	433
Rev., AMT, 5.00%, 07/01/2033	2,320	2,503
Rev., AMT, 5.00%, 01/01/2036	200	214
Rev., AMT, 5.00%, 07/01/2037	1,000	1,067
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	4,051
Rev., AMT, 5.00%, 06/30/2041	3,470	3,749
Rev., AMT, 5.00%, 12/31/2047	1,000	1,061
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	7,148
Rev., AMT, 4.00%, 01/01/2030	3,125	3,182
Rev., AMT, 4.00%, 01/01/2033	1,500	1,517
Rev., AMT, 4.00%, 01/01/2034	2,250	2,271
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,626
Rev., AMT, 5.00%, 12/31/2052	8,425	8,560
Rev., AMT, 5.00%, 12/31/2056	6,250	6,337
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,231
Rev., AGM, 5.25%, 07/01/2053	5,100	5,612
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,331

		226,206

Washington — 3.3%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,112
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,332

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	1,000
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.40%, 05/01/2045 (aa)	2,000	1,963
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,325
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,928
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	945
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,404
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	701
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,109
County of King,
GO, 5.00%, 12/01/2042	5,155	5,859
Series A, GO, 5.00%, 12/01/2034	1,335	1,502
Energy Northwest,
Rev., 5.00%, 07/01/2025	5,000	5,078
Series A, Rev., 5.00%, 07/01/2039	1,000	1,156
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	107
Energy Northwest, Columbia Generating Station,
Rev., 4.00%, 07/01/2035	5,265	5,287
Rev., 4.00%, 07/01/2042	1,625	1,652
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,622
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	974
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,404
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,601
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,150
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,479
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,732
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,365
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,429
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	1,003
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,632
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	5,219
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,817
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048 (w)	4,000	4,443
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	10,147
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,067
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,243
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,001
Port of Seattle WA,
Rev., AMT, 5.00%, 07/01/2028	2,250	2,393
GO, AMT, 5.00%, 06/01/2048	10,000	10,770
Rev., AMT, 5.25%, 07/01/2043	5,000	5,505
Rev., AMT, 5.25%, 07/01/2044	14,000	15,362

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,034
Rev., 5.00%, 02/01/2028	900	925
Rev., AMT, 5.00%, 04/01/2028	2,250	2,384
Rev., AMT, 5.00%, 08/01/2028	1,000	1,065
Rev., AMT, 5.00%, 04/01/2030	4,000	4,281
Rev., AMT, 5.00%, 04/01/2032	2,110	2,239
Rev., AMT, 5.00%, 04/01/2044	2,000	2,072
Rev., AMT, 5.00%, 08/01/2046	3,500	3,694
Rev., AMT, 5.00%, 08/01/2047	1,250	1,327
Rev., AMT, 5.50%, 08/01/2047	1,000	1,096
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,029
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,578
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,448
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,956
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,853
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,178
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,137
State of Washington,
GO, 4.00%, 06/01/2043	2,975	3,034
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,632
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,117
Series A1, GO, 5.00%, 08/01/2040	13,645	13,805
Series A3, GO, 5.00%, 08/01/2044	1,000	1,103
Series A, GO, 5.00%, 08/01/2036	1,475	1,641
Series A, GO, 5.00%, 08/01/2040	3,890	4,265
Series B, GO, 5.00%, 07/01/2025	75	76
Series B, GO, 5.00%, 07/01/2027	1,000	1,030
Series B, GO, 5.00%, 06/01/2035	4,760	5,305
Series B, GO, 5.00%, 02/01/2040	20,000	20,093
Series B, GO, 5.00%, 06/01/2045	2,900	3,218
Series D, GO, 4.00%, 07/01/2033	2,000	2,143
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	862
Series R, GO, 5.00%, 02/01/2031	1,000	1,144
Series R, GO, 5.00%, 08/01/2031	750	864
Series R, GO, 5.00%, 08/01/2040	1,545	1,777
Series RC, GO, 5.00%, 08/01/2029	100	107
Series R-2015E, GO, 5.00%, 07/01/2025	1,000	1,005
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,044
Series R-2022B, GO, 4.00%, 02/01/2035	500	533
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,316
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,617
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,794
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,634
Series F, GO, 5.00%, 06/01/2038	2,775	3,102
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Series A, GO, 5.00%, 08/01/2041	10,000	10,598
Three Rivers Regional Wastewater Authority, Sustainable Bond,
Rev., BAM, 4.00%, 09/01/2042	1,750	1,773
Rev., BAM, 4.00%, 09/01/2043	1,000	1,011
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,344
University of Washington,
Rev., 5.00%, 04/01/2026 (p)	1,500	1,555
Series B, Rev., 4.00%, 06/01/2035	3,075	3,089
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,253
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	1,510	1,495
Rev., 5.00%, 09/01/2045	1,000	1,058
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	7,446
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	8,002
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,365
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,620
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	3,150	3,194
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,656
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	2,408	2,228
Rev., 3.50%, 12/20/2035	5,667	5,412
Rev., 4.08%, 03/20/2040	3,915	3,889
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	645	637
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	4,900	5,065
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,035
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	915	901

		357,204

West Virginia — 0.3%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	465	423
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,077
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	513
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,677
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., AGM, 5.00%, 07/01/2035	3,150	3,501
Rev., AGM, 5.00%, 07/01/2036	3,000	3,318
Rev., AGM, 5.00%, 07/01/2037	2,250	2,481
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	6,011
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	2,000	2,054

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	4,044
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,107

		27,206

Wisconsin — 2.4%
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	6,171
Series N4, GO, 5.00%, 04/01/2030	10,150	11,120
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,750
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,685
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,202
Public Finance Authority, Rev., 5.20%, 12/01/2037	2,450	2,511
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	737
Rev., 6.88%, 07/01/2053 (e)	1,650	1,737
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,138
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	5,022
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	548
Rev., BAM, 5.25%, 07/01/2034	260	296
Rev., BAM, 5.25%, 07/01/2042	5,625	6,168
Rev., BAM, 5.38%, 07/01/2047	8,025	8,764
Rev., BAM, 5.50%, 07/01/2052	6,005	6,573
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,069
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,525	1,541
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,056
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,599
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,708
Rev., 5.00%, 04/01/2037	1,705	1,783
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,691
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	190
Rev., 5.00%, 06/15/2041 (e)	250	239
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	513
Rev., 5.00%, 06/01/2027	425	444
Rev., 5.00%, 06/01/2028	600	637
Rev., 5.00%, 06/01/2034	1,000	1,085
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,195
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	766
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	61
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,381
Rev., AMT, 2.63%, 11/01/2025	5,000	4,929
State of Wisconsin,
GO, 5.00%, 05/01/2026	7,000	7,279

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Series 1, GO, 5.00%, 05/01/2027	2,400	2,559
Series 1, GO, 5.00%, 05/01/2033 (w)	770	893
Series 1, GO, 5.00%, 05/01/2035 (w)	1,375	1,630
Series 1, GO, 5.00%, 05/01/2036 (w)	1,000	1,179
Series 2, GO, 5.00%, 05/01/2034	1,000	1,179
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,132
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,084
Series B, GO, 4.00%, 05/01/2039	500	510
Series B, GO, 5.00%, 05/01/2035	10,580	11,597
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	954
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	456
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	4,015
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	968
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	948
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	847
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	476
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	3,443
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,793
Wisconsin Health & Educational Facilities Authority,
Rev., 4.50%, 11/15/2039	4,000	4,017
Rev., 5.00%, 10/01/2029	5,940	6,549
Rev., 5.00%, 10/01/2030	6,355	7,091
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	537
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,266
Rev., 4.00%, 08/15/2037	1,605	1,619
Rev., 4.00%, 08/15/2038	1,680	1,691
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,676
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	2,033
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	10,449
Rev., 5.00%, 11/15/2035	4,500	4,624
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,539
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,068
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,700
Series B, Rev., 5.25%, 12/01/2048	3,000	3,296
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,755
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,197
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,750

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,414
Series A, Rev., 5.00%, 04/01/2033	1,010	1,138
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	5,008
Rev., 5.00%, 04/01/2035	1,325	1,380
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	562
Rev., 4.00%, 10/15/2036	2,100	2,151
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,955	1,963
Rev., 5.00%, 02/15/2051 (z)	2,600	2,673
Series B, Rev., 5.00%, 02/15/2042	1,000	1,005
Series B, Rev., 5.00%, 02/15/2046	8,935	8,958
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, Rev., 5.00%, 08/15/2039	2,000	2,003
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,951
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,580
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	595
Wisconsin Housing & Economic Development Authority,
Rev., 5.00%, 08/01/2058 (z)	245	254
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	160	159
Series D, Rev., 4.00%, 03/01/2047	60	61
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,990	2,210
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	7,075
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	838
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	695	685
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,085	1,066

		257,837

Wyoming — 0.3%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,134
County of Converse, PacifiCorp., Rev., VRDO, 3.60%, 10/07/2024 (z)	8,000	8,000
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	625
County of Sweetwater WY, Rev., VRDO, 3.60%, 10/07/2024 (z)	11,060	11,060
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,011
Wyoming Community Development Authority,
Rev., 6.00%, 12/01/2054	480	534
Series 2, Rev., 3.00%, 06/01/2049	925	914
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.15%, 10/07/2024 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,190	1,175
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,170

		32,623

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Total Municipal Bonds (Cost $10,790,540)		10,800,342

Short-Term Investments — 1.4%
Municipal Bonds — 0.1% (t)
Bergen County Improvement Authority (The), Rev., CNTY GTD, 4.50%, 05/28/2025	4,025	4,056
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2025	3,000	3,008
County of Lorain, GO, BAN, 4.38%, 05/01/2025	1,280	1,286
State of California, GO, 4.00%, 08/01/2025	1,000	1,011
State of Illinois, GO, 5.00%, 02/01/2025 (w)	5,000	5,025

Total Municipal Bonds		14,386

Time Deposits — 1.3%
Royal Bank of Canada, 4.18%, 10/01/2024	4,036	4,036
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024	131,223	131,223

Total Time Deposits		135,259

Total Short-Term Investments (Cost $149,638)		149,645

Total Investments — 100.1% (Cost - $10,940,178)*		10,949,987
Liabilities in Excess of Other Assets — (0.1)%		(6,022)

NET ASSETS — 100.0%		$10,943,965

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2024.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 1.8%
Affirm Asset Securitization Trust,
Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	1,415	1,444
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	920	932
AIMCO CLO 17 Ltd., (Jersey), Series 2022-17A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 8.18%, 07/20/2037 (e) (aa)	1,000	1,000
American Express Credit Account Master Trust,
Series 2024-1, Class A, 5.23%, 04/15/2029	980	1,009
Series 2024-2, Class A, 5.24%, 04/15/2031	350	367
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	96	96
Series 2023-1, Class A3, 5.62%, 11/18/2027	2,966	2,999
Series 2023-1, Class C, 5.80%, 12/18/2028	240	247
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3, 5.81%, 05/18/2028	1,102	1,123
Series 2024-1, Class A2A, 5.75%, 02/18/2028	900	904
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	687
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.71%, 04/17/2035 (e) (aa)	1,500	1,503
AMMC CLO 25 Ltd., (Cayman Islands), Series 2022-25A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.65%, 04/15/2035 (e) (aa)	1,360	1,361
Apidos CLO XL Ltd., (Jersey), Series 2022-40A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 8.10%, 07/15/2037 (e) (aa)	2,000	1,992
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.61%, 01/15/2032 (e) (aa)	228	228
Ares XXVIIIR CLO Ltd., (Cayman Islands), Series 2018-28RA, Class A1R, (CME Term SOFR 3 Month + 1.15%), 6.44%, 10/17/2030 (e) (aa)	8,863	8,868
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,114
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	985	1,008
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 6.35%, 04/19/2034 (e) (aa)	1,500	1,500
Ballyrock CLO 2019-2 Ltd., (Cayman Islands), Series 2019-2A, Class A1RR, (CME Term SOFR 3 Month + 1.40%), 6.53%, 02/20/2036 (e) (aa)	1,000	1,001
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 6.38%, 12/26/2031 (e) (aa)	449	450
Benefit Street Partners CLO IV Ltd., (Cayman Islands), Series 2014-IVA, Class AR4, (CME Term SOFR 3 Month + 1.35%), 6.63%, 04/20/2034 (e) (aa)	610	611
BlueMountain CLO 2016-2 Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (CME Term SOFR 3 Month + 1.38%), 6.51%, 08/20/2032 (e) (aa)	14,500	14,514
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16%, 11/25/2025	2,153	2,155
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3, (CME Term SOFR 3 Month + 0.81%), 6.11%, 05/15/2028 (aa)	1,310	1,309

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,110	1,100
Series 2022-A2, Class A, 3.49%, 05/15/2027	885	879
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 6.83%, 07/20/2032 (e) (aa)	1,500	1,501
CARLYLE US CLO 2018-2 Ltd., (Cayman Islands), Series 2018-2A, Class A2R, (CME Term SOFR 3 Month + 1.80%), 7.10%, 10/15/2031 (e) (aa)	1,210	1,212
CarMax Auto Owner Trust, Series 2024-2, Class A3, 5.50%, 01/16/2029	624	641
Carmax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027 (e)	500	504
CarVal CLO VII-C Ltd., (Jersey), Series 2023-1A, Class D1R, (CME Term SOFR 3 Month + 3.15%), 8.43%, 07/20/2037 (e) (aa)	2,000	2,006
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	78	75
Series 2022-P1, Class A3, 3.35%, 02/10/2027	1,134	1,125
Cedar Funding VII CLO Ltd., (Cayman Islands), Series 2018-7A, Class AR, (CME Term SOFR 3 Month + 1.08%), 6.18%, 01/20/2031 (e) (aa)	1,180	1,181
CIFC Funding 2021-IV Ltd., (Cayman Islands), Series 2021-4A, Class DR, (CME Term SOFR 3 Month + 2.95%), 8.12%, 07/23/2037 (e) (aa)	1,000	995
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (CME Term SOFR 3 Month + 1.26%), 6.54%, 10/18/2030 (e) (aa)	286	287
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	2,160	2,191
Series 2023-2, Class A2A, 6.09%, 10/15/2026 (e)	532	534
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48%, 03/15/2033 (e)	1,630	1,658
Dell Equipment Finance Trust, Series 2023-1, Class A3, 5.65%, 09/22/2028 (e)	1,195	1,202
Discover Card Execution Note Trust,
Series 2022-A3, Class A3, 3.56%, 07/15/2027	1,835	1,822
Series 2022-A4, Class A, 5.03%, 10/15/2027	2,205	2,220
Series 2023-A2, Class A, 4.93%, 06/15/2028	205	208
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (e)	388	390
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 6.29%, 08/20/2034 (e) (aa)	980	979
Dryden 113 CLO Ltd., (Jersey), Series 2022-113A, Class A1R, (CME Term SOFR 3 Month + 1.63%), 6.91%, 10/20/2035 (e) (aa)	500	501
Elmwood CLO VII Ltd., (Cayman Islands), Series 2020-4A, Class AR, (CME Term SOFR 3 Month + 1.63%), 6.92%, 01/17/2034 (e) (aa)	250	250
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 6.55%, 04/20/2034 (e) (aa)	1,500	1,501
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	178	179
Flagship Credit Auto Trust,
Series 2022-3, Class A3, 4.55%, 04/15/2027 (e)	999	997
Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	470	470
Series 2023-3, Class A3, 5.44%, 04/17/2028 (e)	1,551	1,566
Ford Credit Auto Lease Trust,
Series 2024-A, Class A3, 5.06%, 05/15/2027	315	318
Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,248
Series 2024-B, Class A3, 4.99%, 12/15/2027	905	917
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	491	488

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 6.29%, 11/22/2031 (e) (aa)		1,761	1,762
Generate CLO Ltd., (Cayman Islands), Series 2024-17A, Class D1, (CME Term SOFR 3 Month + 3.00%), 8.13%, 10/22/2037 (e) (aa)		2,000	1,982
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028		1,135	1,149
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 6.57%, 04/26/2031 (e) (aa)		1,438	1,439
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/2025		113	113
Series 2023-4, Class A3, 5.67%, 06/21/2028		1,405	1,437
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)		662	673
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 03/15/2027 (e)		285	287
KKR CLO 15 Ltd., (Cayman Islands), Series 15, Class A1R2, (CME Term SOFR 3 Month + 1.10%), 6.32%, 01/18/2032 (e) (aa)		860	860
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 6.70%, 10/20/2031 (e) (aa)		1,190	1,188
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.58%, 10/20/2034 (e) (aa)		1,030	1,031
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 6.75%, 04/15/2029 (e) (aa)		1,080	1,082
Lendmark Funding Trust,
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)		915	854
Series 2023-1A, Class A, 5.59%, 05/20/2033 (e)		756	761
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR	4,234	4,715
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.38%, 07/27/2034 (e) (aa)		1,170	1,170
Madison Park Funding XIV Ltd., (Cayman Islands), Series 2014-14A, Class BR3, (CME Term SOFR 3 Month + 1.80%), 7.08%, 10/22/2030 (e) (aa)		360	361
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (CME Term SOFR 3 Month + 1.26%), 6.54%, 07/21/2030 (e) (aa)		175	175
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 6.48%, 10/21/2030 (e) (aa)		7,707	7,723
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class BR, (CME Term SOFR 3 Month + 1.80%), 7.08%, 10/18/2030 (e) (aa)		540	541
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)		910	866
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)		1,395	1,317
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)		440	440
Mercedes-Benz Auto Lease Trust,
Series 2024-A, Class A4, 5.32%, 02/15/2030		983	1,009
Series 2024-B, Class A3, 4.23%, 02/15/2028		405	405
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)		1,352	1,374
MidOcean Credit CLO VI, (Cayman Islands), Series 2016-6A, Class ARRR, (CME Term SOFR 3 Month + 1.23%), 6.51%, 04/20/2033 (e) (aa)		950	950
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/2029 (e)		1,100	1,118
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)		402	372

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO 35 Ltd., (Cayman Islands), Series 2019-35A, Class ANR, (CME Term SOFR 3 Month + 1.30%), 6.58%, 01/19/2033 (e) (aa)	1,700	1,702
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.63%, 12/21/2029 (e) (aa)	390	391
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2, 2.80%, 03/15/2027 (e)	2,034	2,014
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)	1,185	1,204
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028	2,050	2,093
OCP CLO 2016-11 Ltd., (Cayman Islands), Series 2016-11A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.70%, 04/26/2036 (e) (aa)	750	751
OCP CLO 2024-34 Ltd., (Jersey), Series 2024-34A, Class D1, (CME Term SOFR 3 Month + 2.90%), 7.85%, 10/15/2037 (e) (aa)	1,000	1,000
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 6.55%, 01/25/2031 (e) (aa)	120	120
Octane Receivables Trust, Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	560	568
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 6.49%, 07/15/2031 (e) (aa)	5,516	5,518
OHA Credit Funding 13 Ltd., (Bermuda), Series 2022-13A, Class D2R, (CME Term SOFR 3 Month + 4.10%), 9.38%, 07/20/2037 (e) (aa)	1,000	996
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	518
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	272
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	650	657
OZLM Funding II Ltd., (Cayman Islands),
Series 2012-2A, Class A1A2, (CME Term SOFR 3 Month + 1.20%), 6.46%, 07/30/2031 (e) (aa)	940	940
Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 7.06%, 07/30/2031 (e) (aa)	720	721
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (e)	224	224
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (e)	1,085	1,113
Rad CLO 6 Ltd., (Cayman Islands), Series 2019-6A, Class A1, (CME Term SOFR 3 Month + 1.64%), 6.92%, 01/20/2033 (e) (aa)	440	441
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.64%, 04/17/2036 (e) (aa)	1,000	1,000
RR 24 Ltd., (Bermuda), Series 2022-24A, Class A1AR, (CME Term SOFR 3 Month + 1.73%), 7.03%, 01/15/2036 (e) (aa)	450	451
RR 8 Ltd., (Cayman Islands), Series 2020-8A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.67%, 07/15/2037 (e) (aa)	1,500	1,500
Santander Drive Auto Receivables Trust,
Series 2022-4, Class C, 5.00%, 11/15/2029	1,315	1,323
Series 2022-7, Class C, 6.69%, 03/17/2031	930	960
Series 2023-2, Class A3, 5.21%, 07/15/2027	489	489
Series 2023-3, Class A3, 5.61%, 10/15/2027	700	703
Series 2023-3, Class C, 5.77%, 11/15/2030	380	391
Series 2024-1, Class A2, 5.71%, 02/16/2027	215	215
Series 2024-1, Class A3, 5.25%, 04/17/2028	2,655	2,676
Series 2024-2, Class A3, 5.63%, 11/15/2028	660	671
Series 2024-2, Class B, 5.78%, 07/16/2029	1,295	1,331
Series 2024-3, Class B, 5.55%, 09/17/2029	325	333

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 5.39%, 11/20/2026 (e)		415	419
Series 2024-B, Class A2, 5.67%, 11/20/2026 (e)		450	452
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		570	580
SCF Equipment Leasing LLC,
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		662	654
Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)		145	150
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.47%, 10/20/2028 (e)		715	725
Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)		240	242
Silver Point CLO 5 Ltd., (Cayman Islands), Series 2024-5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 7.98%, 10/20/2037 (e) (aa)		1,500	1,494
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.74%, 04/20/2036 (e) (aa)		600	600
TCW CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 6.62%, 04/22/2033 (e) (aa)		500	500
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (e)		190	191
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3, 5.54%, 08/15/2028		2,593	2,653
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-1A, Class D1R, (CME Term SOFR 3 Month + 3.40%), 8.68%, 07/23/2037 (e) (aa)		1,500	1,493
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	4,087	4,615
Voya CLO 2014-2 Ltd., (Cayman Islands), Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 6.57%, 04/17/2030 (e) (aa)		1,447	1,447
Voya CLO 2015-3 Ltd., (Cayman Islands), Series 2015-3A, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 6.43%, 10/20/2031 (e) (aa)		4,311	4,313
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.61%, 01/20/2031 (e) (aa)		4,262	4,264
Wellfleet CLO 2018-3 Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.79%, 01/20/2032 (e) (aa)		5,298	5,303
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		1,749	1,747
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		540	551
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)		740	749
World Financial Network Credit Card Master Trust,
Series 2023-A, Class A, 5.02%, 03/15/2030		1,225	1,238
Series 2024-A, Class A, 5.47%, 02/15/2031		925	951

Total Asset-Backed Securities (Cost $183,893)			185,338

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R08, Class 1M1, (United States 30 Day Average SOFR + 2.55%), 7.83%, 07/25/2042 (e) (aa)		212	218
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 7.66%, 12/25/2042 (e) (aa)		287	295
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.78%, 04/25/2043 (e) (aa)		104	106
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 6.41%, 03/25/2044 (e) (aa)		659	659

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-R04, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 6.28%, 05/25/2044 (e) (aa)	328	328
Series 2024-R05, Class 2A1, (United States 30 Day Average SOFR + 1.00%), 6.28%, 07/25/2044 (e) (aa)	446	445
FHLMC STACR REMIC Trust,
Series 2022-DNA6, Class M1A, (United States 30 Day Average SOFR + 2.15%), 7.43%, 09/25/2042 (e) (aa)	151	152
Series 2022-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.38%, 03/25/2042 (e) (aa)	60	60
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 7.93%, 07/25/2042 (e) (aa)	453	465
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 7.58%, 08/25/2042 (e) (aa)	166	170
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.36%, 04/25/2043 (e) (aa)	762	774
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 7.28%, 05/25/2043 (e) (aa)	350	352
Series 2024-DNA1, Class A1, (United States 30 Day Average SOFR + 1.35%), 6.63%, 02/25/2044 (e) (aa)	589	592
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 6.53%, 05/25/2044 (e) (aa)	453	454
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 6.53%, 03/25/2044 (e) (aa)	349	349
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 6.97%, 10/25/2048 (e) (aa)	385	400
Verus Securitization Trust, Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	148	134

Total Collateralized Mortgage Obligations (Cost $5,954)		5,953

Commercial Mortgage-Backed Securities — 0.2%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 6.28%, 10/16/2036 (e) (aa)	482	479
BANK5, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (z)	800	854
BBCMS Mortgage Trust, Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	705
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	87
Series 2019-B11, Class A5, 3.54%, 05/15/2052	200	188
Series 2024-V5, Class A3, 5.81%, 01/10/2057	240	251
Series 2024-V6, Class A3, 5.93%, 03/15/2029	890	935
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (z)	1,000	1,093
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 6.53%, 12/15/2038 (e) (aa)	408	407
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 5.90%, 10/15/2038 (e) (aa)	577	572
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.54%, 02/15/2039 (e) (aa)	360	360
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 6.49%, 03/15/2041 (e) (aa)	1,220	1,220
BX Trust,
Series 2022-PSB, Class A, (CME Term SOFR 1 Month + 2.45%), 7.55%, 08/15/2039 (e) (aa)	894	896
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.54%, 04/15/2041 (e) (aa)	574	573

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/2049	945	923
COMM Mortgage Trust,
Series 2015-CR25, Class A3, 3.51%, 08/10/2048	788	781
Series 2015-LC21, Class A4, 3.71%, 07/10/2048	570	565
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 6.74%, 08/15/2041 (e) (aa)	300	300
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/2048	642	636
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.41%), 6.51%, 05/15/2026 (e) (aa)	720	665
Series 2021-ROSS, Class H, (CME Term SOFR 1 Month + 6.16%), 11.26%, 05/15/2026 (e) (aa)	270	48
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4, 3.41%, 03/15/2050	669	652
Series 2017-C7, Class A4, 3.15%, 10/15/2050	2,227	2,147
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 6.99%, 08/15/2041 (e) (aa)	310	311
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 6.89%, 01/17/2037 (e) (aa)	520	519
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 7.11%, 06/19/2037 (e) (aa)	496	496
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 6.21%, 10/16/2036 (e) (aa)	300	299
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4, 3.75%, 12/15/2047	180	177
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	883
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 07/20/2032 (e) (z)	990	960
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	46
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	910	900
Series 2015-SG1, Class A4, 3.79%, 09/15/2048	191	189
Series 2017-C42, Class A3, 3.33%, 12/15/2050	1,500	1,449
Series 2019-C50, Class A5, 3.73%, 05/15/2052	90	87
Series 2024-5C1, Class A3, 5.93%, 07/15/2057	500	527

Total Commercial Mortgage-Backed Securities (Cost $22,426)		22,180

Convertible Bonds — 0.5%
Communications — 0.1%
Internet — 0.1%
Uber Technologies, Inc.,
Zero Coupon, 12/15/2025	620	684
Series 2028, 0.88%, 12/01/2028 (e)	4,938	6,182

		6,866

Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026	857	784
1.13%, 03/15/2028	2,025	1,629

		2,413

Total Communications		9,279

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Consumer Cyclical — 0.0% (g)
Lodging — 0.0% (g)
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		342	362

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 03/01/2031 (e)		5,702	5,445
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	1,200	1,162
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		1,735	2,109
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	839	848

			9,564

Household Products/Wares — 0.0% (g)
Spectrum Brands, Inc., 3.38%, 06/01/2029 (e)		1,877	1,943

Total Consumer Non-cyclical			11,507

Energy — 0.1%
Energy - Alternate Sources — 0.1%
NextEra Energy Partners LP,
Zero Coupon, 11/15/2025 (e)		2,896	2,705
2.50%, 06/15/2026 (e)		2,036	1,914

			4,619

Oil & Gas — 0.0% (g)
Northern Oil & Gas, Inc., 3.63%, 04/15/2029 (e)		1,520	1,735

Total Energy			6,354

Financial — 0.0% (g)
Banks — 0.0% (g)
Barclays Bank plc, (United Kingdom), 1.00%, 02/16/2029		3,891	3,912

Real Estate — 0.0% (g)
Sunac China Holdings Ltd., (Cayman Islands), 1.00% (PIK), 09/30/2032 (e) (v)		8	1

REITS — 0.0% (g)
Pebblebrook Hotel Trust, 1.75%, 12/15/2026		144	132

Total Financial			4,045

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031 EUR		100	98
Reg. S, 2.13%, 08/11/2030 EUR		600	709

Total Industrial			807

Technology — 0.1%
Semiconductors — 0.0% (g)
ams-OSRAM AG, (Austria), Reg. S, 2.13%, 11/03/2027 EUR		200	178
MKS Instruments, Inc., 1.25%, 06/01/2030 (e)		4,275	4,260

			4,438

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Software — 0.1%
Snowflake, Inc.,
Zero Coupon, 10/01/2027 (e)		4,004	4,152
Zero Coupon, 10/01/2029 (e)		4,004	4,114

			8,266

Total Technology			12,704

Utilities — 0.1%
Electric — 0.1%
FirstEnergy Corp., 4.00%, 05/01/2026		5,855	6,127
PG&E Corp., 4.25%, 12/01/2027 (e)		1,973	2,137

Total Utilities			8,264

Total Convertible Bonds (Cost $52,481)			53,322

Corporate Bonds — 76.8%
Basic Materials — 3.5%
Chemicals — 1.6%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	888
6.88%, 05/15/2043		2,625	2,815
Avient Corp., 6.25%, 11/01/2031 (e)		2,362	2,422
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		3,148	3,362
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,691
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		401	398
Celanese US Holdings LLC, 6.17%, 07/15/2027		997	1,033
Chemours Co. (The),
4.00%, 05/15/2026	EUR	542	600
4.63%, 11/15/2029 (e)		789	706
5.38%, 05/15/2027		3,608	3,532
5.75%, 11/15/2028 (e)		2,469	2,345
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		11,077	10,569
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	700	777
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		2,043	1,783
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	100	83
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		6,000	5,905
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		3,608	3,647
INEOS Finance plc, (United Kingdom), Reg. S, 6.38%, 04/15/2029	EUR	9,353	10,755
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 2.50%, 01/15/2026	EUR	594	658
Reg. S, 8.50%, 03/15/2029	EUR	200	236
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		1,195	1,153
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	3,063	3,623
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,583	1,320
Kraton Corp., 5.00%, 07/15/2027 (e)		437	445
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	297	360
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		2,616	2,544
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	10,290	10,041
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e) (w)		2,220	2,266
Monitchem HoldCo. 3 SA, (Luxembourg), Reg. S, 8.75%, 05/01/2028	EUR	200	229

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Nobian Finance BV, (Netherlands), Reg. S, 3.63%, 07/15/2026	EUR	418	461
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		5,800	5,198
Reg. S, 4.50%, 10/22/2025		200	198
Reg. S, 5.13%, 06/23/2051		7,400	6,013
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,836	1,753
Reg. S, 5.38%, 10/01/2029	EUR	200	210
6.25%, 10/01/2029 (e)		1,100	1,064
7.25%, 06/15/2031 (e)		7,959	8,282
Reg. S, 9.63%, 11/15/2028	EUR	598	714
9.75%, 11/15/2028 (e)		20,068	21,419
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	236
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		47	47
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		5,200	5,499
SCIL IV LLC / SCIL USA Holdings LLC,
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 8.01%, 11/01/2026 (aa)	EUR	100	112
Reg. S, 9.50%, 07/15/2028	EUR	201	241
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		10,111	9,707
SNF Group SACA, (France),
3.13%, 03/15/2027 (e)		387	369
3.38%, 03/15/2030 (e)		1,799	1,621
Tronox, Inc., 4.63%, 03/15/2029 (e)		2,890	2,699
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	846
5.63%, 08/15/2029 (e)		15,787	14,828
7.38%, 03/01/2031 (e)		4,313	4,519

			162,222

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland),
Reg. S, 3.63%, 02/04/2028	EUR	100	107
4.88%, 02/04/2028 (e)		700	659
WEPA Hygieneprodukte GmbH, (Germany),
Reg. S, 2.88%, 12/15/2027	EUR	4,000	4,287
Reg. S, 5.63%, 01/15/2031	EUR	2,000	2,283

			7,336

Iron/Steel — 0.3%
ATI, Inc.,
4.88%, 10/01/2029		816	788
5.13%, 10/01/2031		3,254	3,162
7.25%, 08/15/2030		6,193	6,595
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,821	8,937
Carpenter Technology Corp., 7.63%, 03/15/2030		3,756	3,931
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030 (e)		2,950	3,001
7.00%, 03/15/2032 (e)		710	716
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		3,000	2,899
Mineral Resources Ltd., (Australia), 9.25%, 10/01/2028 (e)		2,450	2,602
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		1,300	1,369

			34,000

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — 1.5%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		1,200	1,204
Anglo American Capital plc, (United Kingdom),
2.25%, 03/17/2028 (e)		200	185
4.00%, 09/11/2027 (e)		426	419
4.50%, 03/15/2028 (e)		340	339
4.75%, 04/10/2027 (e)		400	402
4.88%, 05/14/2025 (e)		1,344	1,343
AngloGold Ashanti Holdings plc, (Isle of Man), 3.75%, 10/01/2030		1,400	1,297
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		4,900	4,266
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,499	1,609
11.50%, 10/01/2031 (e)		14,556	16,451
Constellium SE, (France),
3.75%, 04/15/2029 (e)		9,168	8,562
Reg. S, 5.38%, 08/15/2032	EUR	600	687
6.38%, 08/15/2032 (e)		6,266	6,431
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047		6,500	5,525
Reg. S, 5.95%, 01/08/2034		3,300	3,472
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		3,825	3,818
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,102
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		4,280	4,232
8.63%, 06/01/2031 (e)		600	601
9.38%, 03/01/2029 (e)		8,424	8,930
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		800	803
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		400	399
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		235	226
4.00%, 04/16/2025 (e)		164	163
4.00%, 03/27/2027 (e)		306	303
5.34%, 04/04/2027 (e)		476	487
5.37%, 04/04/2029 (e)		473	489
6.13%, 10/06/2028 (e)		116	123
Hecla Mining Co., 7.25%, 02/15/2028		2,943	3,001
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		3,858	3,816
6.13%, 04/01/2029 (e)		3,106	3,152
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,369
Reg. S, 5.80%, 05/15/2050		8,700	8,682
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		12,608	11,521
4.63%, 03/01/2028 (e)		2,402	2,323
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		11,444	11,671
Novelis Corp.,
3.25%, 11/15/2026 (e)		6,632	6,399
3.88%, 08/15/2031 (e)		5,868	5,351
4.75%, 01/30/2030 (e)		11,313	10,976

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	2,806
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		1,760	1,848

			148,783

Total Basic Materials			352,341

Communications — 10.5%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		5,465	5,373
7.50%, 06/01/2029 (e)		6,810	5,882
7.75%, 04/15/2028 (e)		584	523
7.88%, 04/01/2030 (e)		8,925	9,333
9.00%, 09/15/2028 (e)		15,753	16,748
CMG Media Corp., 8.88%, 12/15/2027 (e)		3,688	2,157
Lamar Media Corp., 4.00%, 02/15/2030		113	106
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		7,649	7,503
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		8,110	7,722
4.63%, 03/15/2030 (e)		348	331
7.38%, 02/15/2031 (e)		3,392	3,621
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	5,920	6,590

			65,889

Internet — 0.9%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 05/01/2028 (e)		3,000	2,747
9.00%, 08/01/2029 (e)		1,307	1,314
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	766
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		7,397	7,041
5.63%, 09/15/2028 (e)		2,775	2,604
Engineering - Ingegneria Informatica - SpA, (Italy), Reg. S, 11.13%, 05/15/2028	EUR	2,217	2,505
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		4,210	4,186
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		3,399	3,189
iliad SA, (France),
Reg. S, 2.38%, 06/17/2026	EUR	6,800	7,409
Reg. S, 5.63%, 02/15/2030	EUR	600	705
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	300	347
ION Trading Technologies Sarl, (Luxembourg), 9.50%, 05/30/2029 (e)		735	752
Match Group Holdings II LLC, 4.63%, 06/01/2028 (e)		2,381	2,315
Netflix, Inc., 4.88%, 04/15/2028		175	179
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		200	193
Reg. S, 3.26%, 01/19/2027		4,800	4,630
Reg. S, 4.99%, 01/19/2052		5,600	4,724
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	5,410	5,154
9.75%, 04/15/2029 (e)		4,505	4,916
11.25%, 02/15/2027 (e)		1,856	2,030

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		1,724	1,708
6.25%, 01/15/2028 (e)		540	546
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	4,119	4,476
Reg. S, 4.63%, 08/15/2028	EUR	7,000	7,675
Reg. S, 5.25%, 02/01/2030	EUR	12,817	13,982
Reg. S, 6.75%, 02/15/2031	EUR	100	116
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 7.79%, 02/15/2031 (aa)	EUR	268	298

			86,507

Media — 2.9%
Cable One, Inc., 4.00%, 11/15/2030 (e)		506	403
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		11,199	9,879
4.25%, 01/15/2034 (e)		11,097	9,118
4.50%, 08/15/2030 (e)		528	478
4.50%, 05/01/2032		3,722	3,218
4.75%, 03/01/2030 (e)		674	620
5.00%, 02/01/2028 (e)		9,131	8,882
5.13%, 05/01/2027 (e)		4,319	4,251
5.38%, 06/01/2029 (e)		450	434
6.38%, 09/01/2029 (e)		9,796	9,795
7.38%, 03/01/2031 (e)		9,764	10,001
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		81	81
6.15%, 11/10/2026		201	206
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		2,239	1,590
4.13%, 12/01/2030 (e)		5,619	4,095
4.50%, 11/15/2031 (e)		1,200	874
4.63%, 12/01/2030 (e)		7,510	3,812
5.00%, 11/15/2031 (e)		1,700	840
5.38%, 02/01/2028 (e)		3,825	3,222
5.50%, 04/15/2027 (e)		9,032	7,943
5.75%, 01/15/2030 (e)		2,000	1,035
6.50%, 02/01/2029 (e)		1,700	1,408
7.50%, 04/01/2028 (e)		500	334
11.25%, 05/15/2028 (e)		5,900	5,695
11.75%, 01/31/2029 (e)		7,916	7,652
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	224
6.63%, 08/15/2027 (d) (e)		10,954	137
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		8,770	8,615
Discovery Communications LLC, 3.95%, 03/20/2028		127	121
DISH DBS Corp.,
5.13%, 06/01/2029		1,150	772
5.25%, 12/01/2026 (e)		7,604	7,027
5.75%, 12/01/2028 (e)		6,183	5,402
7.38%, 07/01/2028		5,423	4,072
7.75%, 07/01/2026		9,515	8,299

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
DISH Network Corp., 11.75%, 11/15/2027 (e)		18,949	19,839
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	116
GCI LLC, 4.75%, 10/15/2028 (e)		182	175
Gray Television, Inc., 10.50%, 07/15/2029 (e)		7,221	7,542
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		5,127	4,690
Midcontinent Communications, 8.00%, 08/15/2032 (e)		4,238	4,313
News Corp., 3.88%, 05/15/2029 (e)		950	899
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		1,717	1,701
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		5,352	4,567
6.50%, 09/15/2028 (e)		7,485	4,955
RCS & RDS SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	200	214
Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)		1,840	1,601
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,201	2,126
4.00%, 07/15/2028 (e)		371	350
5.00%, 08/01/2027 (e)		11,948	11,754
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	4,119	4,731
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		4,433	4,180
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	5,721	5,015
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,800	1,760
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		2,125	1,905
6.63%, 06/01/2027 (e)		14,454	14,480
8.00%, 08/15/2028 (e)		8,474	8,665
8.50%, 07/31/2031 (e)		3,757	3,772
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,380	5,809
Videotron Ltd., (Canada), 5.13%, 04/15/2027 (e)		887	884
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	116
4.50%, 08/15/2030 (e)		2,900	2,580
5.50%, 05/15/2029 (e)		1,775	1,702
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	9,560	11,808
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		5,855	5,643
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	103
5.00%, 01/15/2032 (e)		4,150	3,820
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	364	374
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		1,072	989
6.00%, 01/15/2027 (e)		3,452	3,450
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,570	7,786
4.88%, 01/15/2030 (e)		5,302	5,038

			289,987

Telecommunications — 6.1%
Altice Financing SA, (Luxembourg),
2.25%, 01/15/2025 (e)	EUR	2,525	2,768
Reg. S, 3.00%, 01/15/2028	EUR	5,100	4,641

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 4.25%, 08/15/2029	EUR	16,138	14,416
5.00%, 01/15/2028 (e)		2,700	2,284
5.75%, 08/15/2029 (e)		19,760	15,920
9.63%, 07/15/2027 (e)		12,887	12,550
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	4,268	3,310
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	5,125	1,512
Reg. S, 8.00%, 05/15/2027	EUR	4,500	1,528
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	239	188
Reg. S, 4.25%, 10/15/2029	EUR	16,655	12,952
5.13%, 01/15/2029 (e)		1,276	897
5.13%, 07/15/2029 (e)		7,557	5,314
5.50%, 01/15/2028 (e)		155	113
5.50%, 10/15/2029 (e)		6,405	4,486
Reg. S, 5.88%, 02/01/2027	EUR	3,500	3,052
Reg. S, 11.50%, 02/01/2027	EUR	300	275
AT&T, Inc., 5.54%, 02/20/2026		1,386	1,384
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		11,200	9,863
British Telecommunications plc, (United Kingdom), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.54%), 5.13%, 10/03/2054 (aa)	EUR	325	371
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 2.63%, 10/17/2034	GBP	200	197
CommScope, Inc., 4.75%, 09/01/2029 (e)		3,398	2,854
Connect Finco Sarl / Connect US Finco LLC, (Multinational),
6.75%, 10/01/2026 (e)		6,525	6,525
9.00%, 09/15/2029 (e)		7,825	7,576
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		104	8
Series 3A14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		1	1
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,026	1,032
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (cash), 11/25/2028 (v)		3,015	2,713
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		11,011	10,928
5.88%, 10/15/2027 (e)		5,741	5,765
5.88%, 11/01/2029		7,902	7,857
6.75%, 05/01/2029 (e)		860	867
8.63%, 03/15/2031 (e)		1,986	2,141
8.75%, 05/15/2030 (e)		20,784	22,149
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	591	604
Iliad Holding SASU, (France),
6.50%, 10/15/2026 (e)		11,811	11,941
Reg. S, 6.88%, 04/15/2031	EUR	25,491	30,149
7.00%, 10/15/2028 (e)		3,624	3,686
8.50%, 04/15/2031 (e)		5,299	5,699
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		12,037	11,518
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	300	333
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,720	4,405

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		2,700	1,883
3.75%, 07/15/2029 (e)		3,225	2,193
3.88%, 10/15/2030 (e)		200	147
4.00%, 04/15/2031 (e)		1,305	949
4.25%, 07/01/2028 (e)		2,475	1,983
4.50%, 04/01/2030 (e)		1,710	1,324
4.88%, 06/15/2029 (e)		4,826	4,054
10.50%, 04/15/2029 (e)		14,725	16,051
10.50%, 05/15/2030 (e)		14,960	16,101
10.75%, 12/15/2030 (e)		3,912	4,293
11.00%, 11/15/2029 (e)		18,609	20,618
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	13,649	15,097
Reg. S, 5.75%, 04/30/2029	EUR	440	511
Lumen Technologies, Inc.,
4.13%, 04/15/2029 (e)		901	756
4.13%, 04/15/2030 (e)		901	730
Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.13%, 09/15/2026	EUR	11,860	13,038
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	156	169
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,180	7,843
Optics Bidco SpA, (Italy),
1.63%, 01/18/2029	EUR	1,000	1,018
Reg. S, 2.38%, 10/12/2027	EUR	13,706	14,637
6.00%, 09/30/2034 (e)		3,170	3,209
7.20%, 07/18/2036 (e)		6,967	7,498
PLT VII Finance Sarl, (Luxembourg), 6.00%, 06/15/2031 (e)	EUR	6,300	7,285
PPF Telecom Group BV, (Netherlands), Reg. S, 3.25%, 09/29/2027	EUR	8,360	9,202
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e) (w)		6,165	6,185
SES SA, (Luxembourg),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	236	249
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	400	419
SoftBank Group Corp., (Japan),
Reg. S, 2.88%, 01/06/2027	EUR	250	271
Reg. S, 3.13%, 09/19/2025	EUR	282	310
Reg. S, 3.38%, 07/06/2029	EUR	7,510	7,836
Reg. S, 3.88%, 07/06/2032	EUR	400	409
Reg. S, 4.00%, 09/19/2029	EUR	100	107
Reg. S, 4.50%, 04/20/2025	EUR	7,180	7,992
Reg. S, 5.00%, 04/15/2028	EUR	13,542	15,241
Reg. S, 5.75%, 07/08/2032	EUR	400	452
Sprint Capital Corp.,
6.88%, 11/15/2028		893	975
8.75%, 03/15/2032		575	713
Sprint LLC, 7.63%, 02/15/2025		1,390	1,394
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	13,981	14,237
Reg. S, 2.75%, 04/15/2025	EUR	2,830	3,131
Reg. S, 2.88%, 01/28/2026	EUR	8,830	9,794
Reg. S, 3.00%, 09/30/2025	EUR	5,640	6,239

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 6.88%, 02/15/2028	EUR	8,575	10,344
Reg. S, 7.88%, 07/31/2028	EUR	6,290	7,910
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	12,500	12,714
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	3,000	3,221
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,409
Reg. S, (EUR Swap Rate 8 Year + 2.97%), 3.88%, 06/22/2026 (x) (aa)	EUR	400	443
Reg. S, (EUR Swap Rate 7 + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	200	238
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	11,000	13,500
Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	244
T-Mobile USA, Inc.,
2.25%, 02/15/2026		56	55
2.63%, 04/15/2026		36	35
3.75%, 04/15/2027		51	50
Viasat, Inc., 5.63%, 09/15/2025 (e)		9,800	9,759
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		577	524
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	12,703	13,075
Reg. S, 4.00%, 01/31/2029	GBP	100	120
4.25%, 01/31/2031 (e)		303	268
Reg. S, 4.50%, 07/15/2031	GBP	11,787	13,592
Reg. S, 5.63%, 04/15/2032	EUR	8,341	9,382
7.75%, 04/15/2032 (e)		4,100	4,210
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	100	104
(CMT Index 5 Year + 2.77%), 4.13%, 06/04/2081 (aa)		400	362
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	265
Reg. S, (EUR Swap Rate 5 Year + 3.49%), 6.50%, 08/30/2084 (aa)	EUR	100	122
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	9,320	13,676
Windstream Escrow LLC / Windstream Escrow Finance Corp.,
7.75%, 08/15/2028 (e)		4,640	4,644
8.25%, 10/01/2031 (e) (w)		4,146	4,216
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		9,960	8,907
6.13%, 03/01/2028 (e)		4,732	3,928
Zegona Finance plc, (United Kingdom),
Reg. S, 6.75%, 07/15/2029	EUR	600	697
8.63%, 07/15/2029 (e)		3,935	4,201

			609,530

Total Communications			1,051,913

Consumer Cyclical — 13.3%
Airlines — 0.5%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,285	1,251
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,870	1,914
8.50%, 05/15/2029 (e)		5,383	5,714
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		58	58
5.75%, 04/20/2029 (e)		5,279	5,271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
Finnair OYJ, (Finland), Reg. S, 4.75%, 05/24/2029	EUR	600	670
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		483	489
Singapore Airlines Ltd., (Singapore),
Reg. S, 3.00%, 07/20/2026		2,150	2,102
Reg. S, 3.38%, 01/19/2029		6,200	5,955
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		315	310
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		529	539
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,861	3,802
4.63%, 04/15/2029 (e)		9,971	9,631
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		2,950	2,534
7.88%, 05/01/2027 (e)		4,379	4,288
9.50%, 06/01/2028 (e)		3,165	3,089

			47,617

Apparel — 0.2%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	148
4.25%, 03/15/2029 (e)		1,111	1,050
Hanesbrands, Inc.,
4.88%, 05/15/2026 (e)		695	689
9.00%, 02/15/2031 (e)		100	108
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		2,850	2,691
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		2,079	1,884
PVH Corp., 4.63%, 07/10/2025		190	189
S&S Holdings LLC, 8.38%, 10/01/2031 (e) (w)		856	863
Tapestry, Inc.,
7.00%, 11/27/2026		207	214
7.05%, 11/27/2025		213	217
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		7,650	6,751

			14,804

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		1,685	1,655
Reg. S, 10.38%, 03/31/2029	GBP	581	773
Daimler Truck Finance North America LLC,
5.13%, 09/25/2027 (e)		244	249
5.60%, 08/08/2025 (e)		503	507
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		628	621
3.38%, 11/13/2025		1,774	1,740
4.13%, 08/04/2025		200	198
4.27%, 01/09/2027		2,500	2,456
4.69%, 06/09/2025		200	199
5.13%, 06/16/2025		3,077	3,076
5.13%, 11/05/2026		816	820

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
5.30%, 09/06/2029		652	650
5.80%, 03/08/2029		467	475
5.85%, 05/17/2027		1,347	1,371
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	984
4.35%, 01/17/2027		80	80
4.90%, 10/06/2029		408	408
5.35%, 07/15/2027		254	260
5.40%, 05/08/2027		242	247
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		735	719
Hyundai Capital America,
2.00%, 06/15/2028 (e)		353	323
5.25%, 01/08/2027 (e)		198	202
5.30%, 01/08/2029 (e)		116	119
5.65%, 06/26/2026 (e)		687	701
5.95%, 09/21/2026 (e)		178	183
6.10%, 09/21/2028 (e)		1,049	1,106
6.50%, 01/16/2029 (e)		500	536
Jaguar Land Rover Automotive plc, (United Kingdom),
Reg. S, 4.50%, 01/15/2026	EUR	5,410	6,060
7.75%, 10/15/2025 (e)		399	398
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,845	1,952
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		194	185
6.95%, 09/15/2026 (e)		658	680
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		1,000	983
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		5,885	5,989
RCI Banque SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	1,600	1,764
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	200	227
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	201
5.40%, 03/20/2026 (e)		511	517
5.70%, 09/12/2026 (e)		222	227
5.80%, 09/12/2025 (e)		281	284
6.00%, 11/16/2026 (e)		200	206
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	70

			40,401

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd., (Jersey),
4.88%, 08/15/2026 (e)		1,313	1,302
7.00%, 04/15/2028 (e)		3,050	3,141
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,450	1,454
Aptiv plc / Aptiv Global Financing DAC, (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		7,730	7,789
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	17,792	19,739
6.75%, 05/15/2028 (e)		8,799	9,069
8.50%, 05/15/2027 (e)		13,966	14,007

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Dana Financing Luxembourg Sarl, (Luxembourg),
Reg. S, 3.00%, 07/15/2029	EUR	200	196
5.75%, 04/15/2025 (e)		74	74
Reg. S, 8.50%, 07/15/2031	EUR	3,236	3,834
Dana, Inc.,
4.25%, 09/01/2030		1,950	1,759
4.50%, 02/15/2032		1,050	931
5.38%, 11/15/2027		275	273
5.63%, 06/15/2028		700	686
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	9,308	9,948
Reg. S, 3.13%, 06/15/2026	EUR	5,120	5,600
Reg. S, 5.50%, 06/15/2031	EUR	228	252
Reg. S, 7.25%, 06/15/2026	EUR	463	533
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		4,499	4,605
Goodyear Europe BV, (Netherlands), Reg. S, 2.75%, 08/15/2028	EUR	424	427
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	624
5.63%, 04/30/2033		406	358
9.50%, 05/31/2025		117	117
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	6,114	7,148
LG Energy Solution Ltd., (South Korea),
5.38%, 07/02/2029 (e)		3,600	3,687
Reg. S, 5.38%, 07/02/2029		400	410
Mahle GmbH, (Germany),
Reg. S, 2.38%, 05/14/2028	EUR	700	674
Reg. S, 6.50%, 05/02/2031	EUR	197	213
Phinia, Inc.,
6.63%, 10/15/2032 (e)		2,197	2,218
6.75%, 04/15/2029 (e)		2,115	2,183
Schaeffler AG, (Germany),
Reg. S, 2.75%, 10/12/2025	EUR	10,300	11,350
Reg. S, 4.50%, 08/14/2026	EUR	100	113
Reg. S, 4.75%, 08/14/2029	EUR	100	112
SK On Co. Ltd., (South Korea), Reg. S, 5.38%, 05/11/2026		3,100	3,141
Tenneco, Inc., 8.00%, 11/17/2028 (e)		12,551	11,653
Titan International, Inc., 7.00%, 04/30/2028		3,875	3,857
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,500	10,230
Reg. S, 3.00%, 10/23/2029	EUR	4,300	4,267
Reg. S, 4.75%, 01/31/2029	EUR	100	108
Reg. S, 6.13%, 03/13/2029	EUR	700	794
ZF Finance GmbH, (Germany),
Reg. S, 3.75%, 09/21/2028	EUR	10,900	11,409
Reg. S, 5.75%, 08/03/2026	EUR	100	113
ZF North America Capital, Inc.,
4.75%, 04/29/2025 (e)		1,624	1,609
6.88%, 04/14/2028 (e)		450	457

			162,464

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	42
Azelis Finance NV, (Belgium), 4.75%, 09/25/2029 (e)	EUR	5,630	6,374
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		4,599	4,614
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	185
Gates Corp., 6.88%, 07/01/2029 (e)		3,046	3,155
Green Bidco SA, (Spain), Reg. S, 10.25%, 07/15/2028	EUR	2,500	2,658
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		8,875	8,332
Mitsubishi Corp., (Japan), 5.00%, 07/02/2029 (e)		279	289
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		218	205
6.50%, 07/15/2032 (e)		4,508	4,628
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		275	284
7.75%, 03/15/2031 (e)		875	932
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		460	479
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		3,250	3,476

			35,653

Entertainment — 2.9%
888 Acquisitions Ltd., (Gibraltar), Reg. S, 7.56%, 07/15/2027	EUR	4,350	4,743
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	10,192	12,054
7.88%, 04/30/2029 (e)		666	701
Banijay Entertainment SAS, (France),
Reg. S, 7.00%, 05/01/2029	EUR	9,660	11,304
8.13%, 05/01/2029 (e)		410	426
Banijay SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	4,000	4,462
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		3,911	3,759
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		16,744	15,925
6.50%, 02/15/2032 (e)		11,112	11,494
7.00%, 02/15/2030 (e)		16,819	17,567
8.13%, 07/01/2027 (e)		1,878	1,917
CCM Merger, Inc.,
6.38%, 05/01/2026 (e)		1,995	1,992
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		5,851	5,737
5.75%, 04/01/2030 (e)		11,408	11,410
6.75%, 05/01/2031 (e)		4,763	4,918
Cinemark USA, Inc., 7.00%, 08/01/2032 (e)		1,402	1,464
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 6.50%, 03/15/2029	EUR	5,511	6,423
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 8.14%, 07/31/2028 (aa)	EUR	8,146	9,159
CPUK Finance Ltd., (Jersey),
Reg. S, 3.59%, 08/28/2025	GBP	116	153
Reg. S, 4.50%, 08/28/2027	GBP	100	125
Reg. S, 7.88%, 08/28/2029	GBP	100	137
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		674	671
Flutter Treasury DAC, (Ireland), 6.38%, 04/29/2029 (e)		1,405	1,455

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	198	224
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	15,540	17,236
5.25%, 01/15/2029 (e)		655	654
Jacobs Entertainment, Inc.,
6.75%, 02/15/2029 (e)		8,050	7,832
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		2,501	2,623
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029 (e)		2,507	2,251
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	394
4.75%, 10/15/2027 (e)		5,016	4,941
Lottomatica SpA, (Italy),
5.38%, 06/01/2030 (e)	EUR	12,313	14,193
Reg. S, 7.13%, 06/01/2028	EUR	9,190	10,767
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		5,839	5,862
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,000	988
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		4,699	4,505
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	9,542	10,748
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		2,331	2,449
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,654	2,416
5.63%, 01/15/2027 (e)		4,309	4,268
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	400	505
Reg. S, 6.00%, 03/27/2030	GBP	17,631	23,637
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,409	1,055
5.88%, 09/01/2031 (e)		2,911	1,987
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/01/2026 (e)		725	704
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		5,434	5,395
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		8,274	8,570
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (e)		638	661
Vail Resorts, Inc., 6.50%, 05/15/2032 (e)		4,158	4,344
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		2,079	2,010
3.79%, 03/15/2025		112	111
4.05%, 03/15/2029		172	162
6.41%, 03/15/2026		1,145	1,146
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		13,869	13,696
6.25%, 03/15/2033 (e)		3,474	3,523
7.13%, 02/15/2031 (e)		5,227	5,635

			293,488

Food Service — 0.0% (g)
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	767
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		2,611	2,603
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	200	220

			3,590

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		3,733	3,583
4.63%, 04/01/2030 (e)		2,650	2,537
6.63%, 01/15/2028 (e)		1,575	1,589
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,852
7.25%, 10/15/2029		7,775	7,980
7.50%, 03/15/2031 (e)		1,741	1,806
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		11,238	10,578
5.00%, 06/15/2029 (e)		4,211	4,036
6.25%, 09/15/2027 (e)		2,325	2,321
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	546
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		3,417	3,648
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		2,475	2,420
5.00%, 03/01/2028 (e)		3,525	3,433
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (e)		3,555	3,954
KB Home,
4.00%, 06/15/2031		1,450	1,342
4.80%, 11/15/2029		3,125	3,083
6.88%, 06/15/2027		698	727
7.25%, 07/15/2030		400	418
Landsea Homes Corp., 8.88%, 04/01/2029 (e)		3,695	3,897
LGI Homes, Inc., 8.75%, 12/15/2028 (e)		585	626
M/I Homes, Inc.,
3.95%, 02/15/2030		1,400	1,307
4.95%, 02/01/2028		2,568	2,524
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		4,842	4,637
5.25%, 12/15/2027 (e)		6,734	6,695
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		406	388
Miller Homes Group Finco plc, (United Kingdom), Reg. S, 7.00%, 05/15/2029	GBP	9,423	12,252
New Home Co., Inc. (The), 9.25%, 10/01/2029 (e)		2,886	3,038
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,800	3,717
4.75%, 04/01/2029		3,225	3,125
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		2,660	2,830
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		4,021	3,995
5.75%, 01/15/2028 (e)		1,900	1,933
5.88%, 06/15/2027 (e)		3,595	3,670
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	450
5.70%, 06/15/2028		3,976	4,048

			118,985

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 3.50%, 11/15/2027		87	84

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Furnishings — continued
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		135	120
4.00%, 04/15/2029 (e)		3,253	3,034

			3,238

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,230	1,230
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e) (w)		4,006	4,016
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		5,541	5,079
4.38%, 02/01/2032		9,413	8,723
4.50%, 10/15/2029		1,948	1,873
SWF Holdings I Corp., 6.50%, 10/01/2029 (e)		7,600	4,826

			25,747

Leisure Time — 2.1%
Acushnet Co., 7.38%, 10/15/2028 (e)		153	161
Amer Sports Co., 6.75%, 02/16/2031 (e)		4,580	4,695
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		16,116	15,553
5.75%, 03/01/2027 (e)		8,615	8,728
Reg. S, 5.75%, 01/15/2030	EUR	6,869	8,187
6.00%, 05/01/2029 (e)		7,628	7,727
7.00%, 08/15/2029 (e)		617	656
Carnival Holdings Bermuda Ltd., (Bermuda), 10.38%, 05/01/2028 (e)		19,555	21,128
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	97
Deuce Finco Plc, (United Kingdom), Reg. S, 5.50%, 06/15/2027	GBP	513	673
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		4,652	4,867
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		2,122	2,136
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		2,816	2,739
NCL Corp. Ltd., (Bermuda),
3.63%, 12/15/2024 (e)		117	116
5.88%, 03/15/2026 (e)		12,006	12,018
5.88%, 02/15/2027 (e)		2,800	2,810
6.25%, 03/01/2030 (e)		4,577	4,579
7.75%, 02/15/2029 (e)		5,912	6,336
8.13%, 01/15/2029 (e)		832	890
8.38%, 02/01/2028 (e)		1,884	1,979
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		4,308	4,394
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	7,444	8,781
Reg. S, 10.00%, 10/11/2028	GBP	7,820	11,148
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	582
5.50%, 08/31/2026 (e)		425	429
5.50%, 04/01/2028 (e)		6,416	6,499
5.63%, 09/30/2031 (e)		12,332	12,513
6.00%, 02/01/2033 (e)		13,104	13,432
6.25%, 03/15/2032 (e)		935	970
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		5,494	5,387

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
11.25%, 12/15/2027 (e)		150	156
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	5,992	6,949
TUI Cruises GmbH, (Germany), Reg. S, 6.25%, 04/15/2029	EUR	4,372	5,122
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		5,488	5,484
6.25%, 05/15/2025 (e)		500	499
7.00%, 02/15/2029 (e)		2,475	2,506
9.13%, 07/15/2031 (e)		12,437	13,646
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,997	3,989
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		200	199
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,857

			211,617

Lodging — 1.2%
Accor SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.25%), 2.63%, 01/30/2025 (x) (aa)	EUR	8,000	8,832
Reg. S, (EUR Swap Rate 5 Year + 4.11%), 7.25%, 01/11/2029 (x) (aa)	EUR	200	246
AccorInvest Group SA, (Luxembourg), 6.38%, 10/15/2029 (e) (w)	EUR	7,540	8,688
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		4,500	4,297
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	1,855
Reg. S, 5.00%, 05/18/2026		1,600	1,516
Reg. S, 5.05%, 01/27/2027		2,700	2,521
Reg. S, 5.95%, 10/19/2025		700	684
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		4,977	4,497
3.75%, 05/01/2029 (e)		603	572
4.88%, 01/15/2030		949	937
5.88%, 04/01/2029 (e)		1,200	1,230
5.88%, 03/15/2033 (e)		7,031	7,165
6.13%, 04/01/2032 (e)		2,727	2,809
Hyatt Hotels Corp., 5.25%, 06/30/2029		216	221
Las Vegas Sands Corp.,
2.90%, 06/25/2025		966	949
3.50%, 08/18/2026		620	607
3.90%, 08/08/2029		18	17
5.90%, 06/01/2027		140	144
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)		2,200	2,180
5.38%, 12/04/2029 (e)		5,557	5,191
5.63%, 07/17/2027 (e)		200	195
5.75%, 07/21/2028 (e)		1,200	1,159
7.63%, 04/17/2032 (e)		1,952	2,012
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		2,333	2,267
5.88%, 05/15/2026 (e)		200	199
7.13%, 06/26/2031 (e)		714	735
MGM Resorts International,
4.63%, 09/01/2026		450	447

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
4.75%, 10/15/2028		6,726	6,591
5.50%, 04/15/2027		4,600	4,616
5.75%, 06/15/2025		475	477
6.13%, 09/15/2029		4,908	4,972
6.50%, 04/15/2032		4,555	4,641
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	4,977	5,838
Sani/Ikos Financial Holdings 1 Sarl, (Luxembourg), 7.25%, 07/31/2030 (e)	EUR	4,690	5,359
Station Casinos LLC,
4.50%, 02/15/2028 (e)		2,684	2,592
4.63%, 12/01/2031 (e)		2,898	2,688
6.63%, 03/15/2032 (e)		1,400	1,431
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		2,751	2,742
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		3,137	2,947
5.50%, 01/15/2026 (e)		1,000	992
5.50%, 10/01/2027 (e)		1,830	1,789
5.63%, 08/26/2028 (e)		15,637	15,200

			125,047

Retail — 2.5%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,025	1,898
3.88%, 01/15/2028 (e)		1,115	1,072
4.00%, 10/15/2030 (e)		12,604	11,624
4.38%, 01/15/2028 (e)		767	745
5.63%, 09/15/2029 (e)		2,030	2,062
Afflelou SAS, (France), Reg. S, 6.00%, 07/25/2029	EUR	654	748
Arko Corp., 5.13%, 11/15/2029 (e)		3,925	3,649
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		270	256
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		1,950	1,930
Beacon Roofing Supply, Inc.,
4.13%, 05/15/2029 (e)		768	723
6.50%, 08/01/2030 (e)		1,192	1,234
Bertrand Franchise Finance SAS, (France),
Reg. S, 6.50%, 07/18/2030	EUR	600	692
6.50%, 07/18/2030 (e)	EUR	6,223	7,173
Brinker International, Inc.,
5.00%, 10/01/2024 (e)		643	643
8.25%, 07/15/2030 (e)		3,625	3,895
Bubbles Bidco SpA, (Italy),
Reg. S, 6.50%, 09/30/2031 (w)	EUR	338	376
6.50%, 09/30/2031 (e) (w)	EUR	11,705	13,038
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 7.58%, 09/30/2031 (w) (aa)	EUR	331	368

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Carvana Co.,
12.00% (PIK), 12/01/2028 (e) (v)		1,876	1,970
13.00% (PIK), 06/01/2030 (e) (v)		12,258	13,341
14.00% (PIK), 06/01/2031 (e) (v)		13,433	15,823
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	570	788
CEC Entertainment LLC, 6.75%, 05/01/2026 (e)		992	985
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		3,544	3,747
Dave & Buster’s, Inc., 7.63%, 11/01/2025 (e)		712	712
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,020	3,322
Reg. S, 4.75%, 04/18/2031	EUR	197	227
Duomo Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 4.13%), 7.80%, 07/15/2031 (aa)	EUR	513	577
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		6,415	7,159
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	8,922	10,552
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		6,405	6,115
6.75%, 01/15/2030 (e)		12,400	11,551
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		4,149	3,662
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,334
3.88%, 10/01/2031 (e)		3,655	3,196
Goldstory SAS, (France),
Reg. S, 6.75%, 02/01/2030	EUR	6,000	6,832
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.63%, 02/01/2030 (aa)	EUR	300	334
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		1,400	1,423
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		5,491	5,253
Home Depot, Inc. (The), 4.75%, 06/25/2029		283	292
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		5,375	5,083
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		7,575	7,278
8.25%, 08/01/2031 (e)		6,177	6,561
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		3,450	3,220
4.38%, 01/15/2031 (e)		200	186
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,808
6.75%, 08/01/2029 (e)		1,625	1,401
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		2,150	2,045
7.50%, 10/15/2027 (e)		60	60
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029 (e)		4,276	4,221
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,786	13,671
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (e)		646	700
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		6,594	6,773
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		525	527
Staples, Inc., 10.75%, 09/01/2029 (e)		2,327	2,257
Stonegate Pub Co. Financing 2019 PLC, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 6.63%), 10.17%, 07/31/2029 (aa)	EUR	110	125

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Reg. S, 10.75%, 07/31/2029	GBP	102	141
10.75%, 07/31/2029 (e)	GBP	3,500	4,837
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		4,600	4,286
5.88%, 03/01/2027		2,825	2,821
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		5,481	5,216
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029		1,002	1,000
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		20,974	21,180
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		2,325	2,326
Yum! Brands, Inc., 4.75%, 01/15/2030 (e)		752	742

			250,792

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		724	698
Mattel, Inc., 3.38%, 04/01/2026 (e)		155	151

			849

Total Consumer Cyclical			1,334,292

Consumer Non-cyclical — 11.7%
Agriculture — 0.2%
BAT Capital Corp.,
2.26%, 03/25/2028		220	205
3.56%, 08/15/2027		717	702
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		142	150
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		4,538	4,580
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		971	1,002
6.13%, 07/27/2027 (e)		1,055	1,097
Philip Morris International, Inc., 4.88%, 02/13/2029		1,512	1,549
Reynolds American, Inc., 4.45%, 06/12/2025		175	175
Tereos Finance Groupe I SA, (France),
Reg. S, 5.88%, 04/30/2030	EUR	200	224
Reg. S, 7.25%, 04/15/2028	EUR	275	318
Vector Group Ltd., 5.75%, 02/01/2029 (e)		5,650	5,726
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	959
4.90%, 04/21/2027 (e)		600	605

			17,292

Beverages — 0.0% (g)
Bacardi Ltd. / Bacardi-Martini BV, (Multinational), 5.25%, 01/15/2029 (e)		179	184
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		800	778
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029		210	218

			1,180

Biotechnology — 0.1%
Amgen, Inc.,
5.15%, 03/02/2028		27	28

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — continued
5.25%, 03/02/2025		123	123
5.51%, 03/02/2026		633	633
Cidron Aida Finco Sarl, (Luxembourg),
Reg. S, 5.00%, 04/01/2028	EUR	10,698	11,567
Reg. S, 6.25%, 04/01/2028	GBP	400	508
Illumina, Inc.,
5.75%, 12/13/2027		151	157
5.80%, 12/12/2025		38	39

			13,055

Commercial Services — 4.7%
AA Bond Co. Ltd., (Jersey), Reg. S, 7.38%, 07/31/2029	GBP	2,800	3,903
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,155
4.88%, 07/15/2032 (e)		3,208	3,063
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,550	1,535
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.25%, 10/15/2026	EUR	10,580	11,915
6.13%, 10/15/2026 (e)		200	201
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		29,629	30,272
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		17,871	15,979
9.75%, 07/15/2027 (e)		9,624	9,650
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	168
4.63%, 06/01/2028 (e)		19,719	18,531
Reg. S, 4.88%, 06/01/2028	GBP	800	984
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		2,574	2,304
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	578	673
6.63%, 07/15/2029 (e)	EUR	7,565	8,811
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		3,950	3,693
4.63%, 10/01/2027 (e)		2,777	2,714
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,627
4.75%, 10/15/2029 (e)		2,775	2,661
APX Group, Inc.,
5.75%, 07/15/2029 (e)		3,185	3,154
6.75%, 02/15/2027 (e)		49	49
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		5,350	5,031
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	5,480	6,089
Reg. S, 7.25%, 07/31/2030	EUR	8,513	9,464
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,953	4,280
Reg. S, 6.13%, 11/30/2028	GBP	1,200	1,524

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	5,184	5,078
Block, Inc.,
2.75%, 06/01/2026		2,972	2,882
3.50%, 06/01/2031		1,060	966
6.50%, 05/15/2032 (e)		20,570	21,420
Boels Topholding BV, (Netherlands),
Reg. S, 5.75%, 05/15/2030	EUR	13,640	15,604
Reg. S, 6.25%, 02/15/2029	EUR	500	578
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		12,109	12,994
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Multinational), Reg. S, 8.50%, 01/15/2031	GBP	9,870	14,291
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		2,630	2,590
6.50%, 06/15/2029 (e)		1,352	1,401
6.75%, 06/15/2032 (e)		4,965	5,177
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		2,708	2,763
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		2,926	2,959
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,500	1,319
eHi Car Services Ltd., (Cayman Islands), Reg. S, 12.00%, 09/26/2027 (c)		2,700	1,822
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		904	888
6.00%, 06/01/2029 (e)		587	561
7.75%, 02/15/2028 (e)		6,993	7,249
8.25%, 08/01/2032 (e)		5,499	5,629
9.50%, 11/01/2027 (e)		1,234	1,236
Global Payments, Inc.,
2.65%, 02/15/2025		47	47
4.45%, 06/01/2028		155	154
GXO Logistics, Inc., 6.25%, 05/06/2029		1,679	1,766
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		500	499
6.63%, 06/15/2029 (e)		4,710	4,878
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	315
5.00%, 12/01/2029 (e)		3,035	2,005
La Financiere Atalian, (France), Reg. S, 8.50%, 06/30/2028	EUR	148	79
Loxam SAS, (France),
Reg. S, 4.50%, 02/15/2027	EUR	5,029	5,634
Reg. S, 6.38%, 05/15/2028	EUR	400	462
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		10,210	9,811
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	9,380	9,867
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		3,600	3,317
Nexi SpA, (Italy), Reg. S, 1.63%, 04/30/2026	EUR	5,880	6,345
Pachelbel Bidco SpA, (Italy),
Reg. S, 7.13%, 05/17/2031	EUR	420	498
7.13%, 05/17/2031 (e)	EUR	13,849	16,425
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 8.07%, 05/17/2031 (aa)	EUR	100	112
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		3,100	3,115

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		4,250	4,251
Q-Park Holding I BV, (Netherlands),
Reg. S, 5.13%, 03/01/2029	EUR	110	126
Reg. S, 5.13%, 02/15/2030	EUR	458	520
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (e)		2,813	2,837
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		1,680	1,211
Service Corp. International,
3.38%, 08/15/2030		835	757
4.00%, 05/15/2031		5,217	4,827
5.75%, 10/15/2032		11,625	11,703
7.50%, 04/01/2027		1,400	1,462
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,
4.63%, 11/01/2026 (e)		2,271	2,248
6.75%, 08/15/2032 (e)		13,297	13,886
Sotheby’s, 7.38%, 10/15/2027 (e)		8,262	7,966
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,801	1,578
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	12,766	14,235
Techem Verwaltungsgesellschaft 675 mbH, (Germany), Reg. S, 5.38%, 07/15/2029	EUR	5,476	6,219
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,619	1,548
United Rentals North America, Inc.,
3.75%, 01/15/2032		6,347	5,794
3.88%, 02/15/2031		895	832
4.88%, 01/15/2028		2,025	2,010
5.25%, 01/15/2030		3,650	3,653
6.13%, 03/15/2034 (e)		2,144	2,216
Valvoline, Inc., 3.63%, 06/15/2031 (e)		3,501	3,133
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	8,300	9,065
Reg. S, 3.88%, 07/15/2026	EUR	14,753	16,340
Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,340
Reg. S, 9.25%, 10/15/2027	EUR	316	369
Verisure Midholding AB, (Sweden), Reg. S, 5.25%, 02/15/2029	EUR	950	1,050
VT Topco, Inc., 8.50%, 08/15/2030 (e)		1,575	1,681
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		8,878	9,353
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		2,337	2,272
6.63%, 06/15/2029 (e)		1,147	1,181
7.38%, 10/01/2031 (e)		3,490	3,689

			468,518

Cosmetics/Personal Care — 0.1%
Coty, Inc.,
Reg. S, 4.75%, 04/15/2026	EUR	3,553	3,950
5.00%, 04/15/2026 (e)		720	717
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.63%, 07/15/2030 (e)		2,149	2,233
Perrigo Finance Unlimited Co., (Ireland), 6.13%, 09/30/2032		3,343	3,374

			10,274

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	189
3.50%, 03/15/2029 (e)		9,437	8,797
4.63%, 01/15/2027 (e)		432	420
4.88%, 02/15/2030 (e)		1,990	1,958
5.88%, 02/15/2028 (e)		2,400	2,411
6.50%, 02/15/2028 (e)		1,029	1,048
B&G Foods, Inc.,
5.25%, 04/01/2025		623	623
5.25%, 09/15/2027		8,671	8,324
8.00%, 09/15/2028 (e)		4,561	4,772
Bellis Acquisition Co. plc, (United Kingdom),
Reg. S, 8.13%, 05/14/2030	GBP	14,534	19,232
8.13%, 05/14/2030 (e)	GBP	1,975	2,613
Bellis Finco plc, (United Kingdom), Reg. S, 4.00%, 02/16/2027	GBP	180	222
Boparan Finance plc, (United Kingdom), Reg. S, 7.63%, 11/30/2025	GBP	103	136
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		7,262	7,073
7.63%, 07/01/2029 (e)		14,754	15,494
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	332
ELO SACA, (France),
Reg. S, 3.25%, 07/23/2027	EUR	2,400	2,456
Reg. S, 5.88%, 04/17/2028	EUR	2,300	2,394
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		662	702
9.63%, 09/15/2032 (e)		1,397	1,446
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	6,373	7,775
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.04%, 12/15/2027 (aa)	EUR	2,532	2,868
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		970	1,009
Kroger Co. (The),
4.60%, 08/15/2027		299	301
4.65%, 09/15/2029		303	304
4.70%, 08/15/2026		240	242
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		4,589	4,304
4.38%, 01/31/2032 (e)		3,711	3,442
4.88%, 05/15/2028 (e)		72	72
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (ICE LIBOR EUR 3 Month + 3.63%), 6.95%, 07/01/2029 (aa)	EUR	144	161
Market Bidco Finco plc, (United Kingdom), Reg. S, 5.50%, 11/04/2027	GBP	14,057	17,715
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		200	201
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		2,009	1,911
6.13%, 09/15/2032 (e)		5,689	5,819
Picard Groupe SAS, (France), Reg. S, 6.38%, 07/01/2029	EUR	421	482
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,309
4.25%, 04/15/2031		8,148	7,745

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,905	1,780
4.63%, 04/15/2030 (e)		6,105	5,842
5.50%, 12/15/2029 (e)		2,150	2,134
6.25%, 02/15/2032 (e)		3,860	3,976
6.25%, 10/15/2034 (e) (w)		3,072	3,087
6.38%, 03/01/2033 (e)		5,645	5,713
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	1,079
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		592	565
US Foods, Inc.,
4.75%, 02/15/2029 (e)		3,758	3,664
7.25%, 01/15/2032 (e)		1,051	1,112

			166,254

Healthcare - Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,193
Reg. S, 3.88%, 07/15/2028	EUR	100	111
3.88%, 11/01/2029 (e)		983	930
4.63%, 07/15/2028 (e)		1,663	1,626
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		15,902	16,816
Baxter International, Inc., 1.32%, 11/29/2024		173	172
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		112	114
Medline Borrower LP,
3.88%, 04/01/2029 (e)		25,231	23,886
5.25%, 10/01/2029 (e)		14,215	13,929
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		3,096	3,191
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		942	1,043
Solventum Corp.,
5.40%, 03/01/2029 (e)		1,800	1,851
5.45%, 02/25/2027 (e)		425	433
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		2,240	2,326
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,244

			68,865

Healthcare - Services — 2.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		90	86
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		5,638	5,510
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	11,094	11,418
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	100	109
3.13%, 02/15/2029 (e)		5,224	5,147
3.50%, 04/01/2030 (e)		2,285	2,243
5.00%, 07/15/2027 (e)		1,103	1,097
Centene Corp.,
2.45%, 07/15/2028		784	722
4.25%, 12/15/2027		1,702	1,672

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		1,363	1,325
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		5,372	4,725
5.25%, 05/15/2030 (e)		5,673	5,240
5.63%, 03/15/2027 (e)		11,408	11,226
6.00%, 01/15/2029 (e)		5,913	5,740
10.88%, 01/15/2032 (e)		9,155	10,091
Cigna Group (The), 5.69%, 03/15/2026		859	859
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 13.17%, 06/15/2025 (x) (aa)	GBP	200	262
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (e)		4,703	4,943
DaVita, Inc.,
3.75%, 02/15/2031 (e)		10,757	9,708
4.63%, 06/01/2030 (e)		10,950	10,441
6.88%, 09/01/2032 (e)		4,090	4,225
Encompass Health Corp.,
4.50%, 02/01/2028		55	54
4.63%, 04/01/2031		3,813	3,659
4.75%, 02/01/2030		984	962
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	634	761
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		678	683
Fresenius Medical Care US Finance III, Inc., 3.75%, 06/15/2029 (e)		750	712
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		1,399	1,420
HCA, Inc.,
5.25%, 04/15/2025		500	501
5.45%, 09/15/2034		726	745
7.05%, 12/01/2027		950	1,018
7.50%, 11/06/2033		1,650	1,910
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		175	180
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		9,319	9,008
Humana, Inc., 5.70%, 03/13/2026		317	317
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	218
Reg. S, 2.25%, 03/15/2029	EUR	100	104
5.00%, 05/15/2027 (e)		200	199
6.50%, 05/15/2030 (e)		978	1,020
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (e)		7,125	6,985
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,650	2,504
9.88%, 08/15/2030 (e)		1,164	1,281
10.00%, 06/01/2032 (e)		2,926	3,217
11.00%, 10/15/2030 (e)		10,264	11,581
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	310
3.88%, 05/15/2032 (e)		966	884
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		6,275	4,495
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		745	770
Star Parent, Inc., 9.00%, 10/01/2030 (e)		12,168	13,063

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		9,391	9,802
Tenet Healthcare Corp.,
4.25%, 06/01/2029		8,362	8,062
4.38%, 01/15/2030		19,177	18,399
6.13%, 06/15/2030		670	681
6.75%, 05/15/2031		11,569	12,062
Universal Health Services, Inc., 4.63%, 10/15/2029		500	497
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		2,661	2,757
Voyage Care BondCo plc , (United Kingdom), Reg. S, 5.88%, 02/15/2027	GBP	3,832	4,823

			222,447

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		5,379	5,037
Central Garden & Pet Co.,
4.13%, 10/15/2030		14	13
4.13%, 04/30/2031 (e)		2,015	1,845
5.13%, 02/01/2028		360	357
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		2,398	2,398
10.75%, 06/30/2032 (e)		4,415	4,200

			13,850

Pharmaceuticals — 2.0%
1375209 BC Ltd., (Canada), 9.00%, 01/30/2028 (e)		1,954	1,941
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		5,850	5,418
5.13%, 03/01/2030 (e)		4,875	4,564
6.13%, 08/01/2028 (e)		2,840	2,843
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		125	102
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		175	137
5.00%, 01/30/2028 (e)		2,125	1,381
5.00%, 02/15/2029 (e)		4,225	2,440
5.25%, 01/30/2030 (e)		24,760	13,804
5.25%, 02/15/2031 (e)		3,670	2,013
5.75%, 08/15/2027 (e)		462	393
6.13%, 02/01/2027 (e)		3,289	2,970
6.25%, 02/15/2029 (e)		6,918	4,236
7.00%, 01/15/2028 (e)		450	306
9.00%, 12/15/2025 (e)		100	96
11.00%, 09/30/2028 (e)		4,439	4,117
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,000	4,197
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	500	550
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,200	14,512
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	1,000	1,160
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		2,300	2,283
4.38%, 12/15/2028 (e)		1,311	1,295
Bayer US Finance LLC, 6.25%, 01/21/2029 (e)		400	423
Cheplapharm Arzneimittel GmbH, (Germany), Reg. S, 7.50%, 05/15/2030	EUR	3,952	4,632

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		4,740	5,079
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	6,255	6,679
Reg. S, 3.88%, 10/15/2028	EUR	11,651	12,054
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	4,650	5,147
Reg. S, 6.75%, 05/15/2030	EUR	300	358
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,928	1,865
Nidda Healthcare Holding GmbH, (Germany),
Reg. S, 7.00%, 02/21/2030	EUR	700	812
7.00%, 02/21/2030 (e)	EUR	5,051	5,862
Reg. S, 7.50%, 08/21/2026	EUR	28,593	32,918
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	910
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	300	320
4.13%, 04/30/2028 (e)		4,075	3,919
5.13%, 04/30/2031 (e)		11,883	11,203
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		558	550
Rossini Sarl, (Luxembourg),
Reg. S, 6.75%, 12/31/2029	EUR	600	702
6.75%, 12/31/2029 (e)	EUR	12,910	15,111
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.38%, 05/09/2030	EUR	1,083	1,201
7.38%, 09/15/2029	EUR	200	250
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		10,768	10,350
7.13%, 01/31/2025		500	500
7.88%, 09/15/2029		3,169	3,501
8.13%, 09/15/2031		1,248	1,431

			196,535

Total Consumer Non-cyclical			1,178,270

Diversified — 0.0% (g)
Holding Companies - Diversified — 0.0% (g)
Benteler International AG, (Austria), Reg. S, 9.38%, 05/15/2028	EUR	1,407	1,613
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	109
Reg. S, 5.38%, 04/15/2031	EUR	129	140
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		300	316
7.63%, 02/15/2031 (e)		400	420

Total Diversified			2,598

Energy — 9.2%
Coal — 0.1%
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		822	845
Coronado Finance Pty Ltd., (Australia),
9.25%, 10/01/2029 (e) (w)		2,075	2,132
10.75%, 05/15/2026 (e)		1,779	1,851

			4,828

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy - Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	9,234	9,090
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		541	522
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		949	946

			10,558

Oil & Gas — 5.3%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)		6,000	5,908
Aethon United BR LP / Aethon United Finance Corp.,
7.50%, 10/01/2029 (e) (w)		5,510	5,586
8.25%, 02/15/2026 (e)		1,992	2,016
Antero Resources Corp., 7.63%, 02/01/2029 (e)		836	863
Apache Corp., 4.38%, 10/15/2028		1,370	1,345
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		6,899	6,816
7.00%, 11/01/2026 (e)		1,425	1,426
8.25%, 12/31/2028 (e)		6,900	7,069
9.00%, 11/01/2027 (e)		2,854	3,411
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)		1,105	1,146
Berry Petroleum Co. LLC, 7.00%, 02/15/2026 (e)		392	381
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
10.00%, 11/15/2028 (e)		2,174	2,256
10.38%, 11/15/2030 (e)		1,578	1,668
California Resources Corp., 7.13%, 02/01/2026 (e)		203	203
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027		100	99
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)		691	690
5.88%, 02/01/2029 (e)		835	839
6.75%, 04/15/2029 (e)		981	999
Chord Energy Corp., 6.38%, 06/01/2026 (e)		356	357
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)		425	425
7.00%, 06/15/2025 (d) (e)		6,040	6,036
8.38%, 01/15/2029 (e)		7,186	7,480
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)		250	247
8.38%, 07/01/2028 (e)		4,692	4,878
8.63%, 11/01/2030 (e)		2,253	2,387
8.75%, 07/01/2031 (e)		10,177	10,773
CNX Resources Corp., 7.25%, 03/01/2032 (e)		835	877
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		7,845	7,358
6.75%, 03/01/2029 (e)		14,089	13,744
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)		1,911	1,811
4.38%, 01/15/2028		775	763
Coterra Energy, Inc., 4.38%, 03/15/2029		911	899
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)		8,620	8,534
7.63%, 04/01/2032 (e)		6,401	6,403
9.25%, 02/15/2028 (e)		3,903	4,071

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (e)	225	228
Devon Energy Corp., 5.25%, 10/15/2027	415	417
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	3,445	3,600
Diamondback Energy, Inc.,
5.15%, 01/30/2030	140	143
5.20%, 04/18/2027	134	137
Ecopetrol SA, (Colombia),
4.63%, 11/02/2031	2,500	2,147
5.38%, 06/26/2026	187	187
8.38%, 01/19/2036	4,400	4,500
8.63%, 01/19/2029	106	114
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	5,100	5,416
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031 (e)	2,594	2,727
EQT Corp.,
3.13%, 05/15/2026 (e)	1,258	1,225
3.90%, 10/01/2027	825	811
7.00%, 02/01/2030	442	483
Gulfport Energy Corp., 6.75%, 09/01/2029 (e)	1,947	1,973
Helmerich & Payne, Inc.,
4.65%, 12/01/2027 (e)	344	345
4.85%, 12/01/2029 (e)	674	664
Hess Corp., 7.88%, 10/01/2029	750	858
HF Sinclair Corp.,
5.00%, 02/01/2028	942	937
6.38%, 04/15/2027	936	949
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	7,247	7,051
6.00%, 04/15/2030 (e)	740	721
6.00%, 02/01/2031 (e)	5,143	4,992
6.25%, 11/01/2028 (e)	2,016	2,012
6.25%, 04/15/2032 (e)	650	633
6.88%, 05/15/2034 (e)	3,631	3,619
8.38%, 11/01/2033 (e)	11,968	12,903
KazMunayGas National Co. JSC, (Kazakhstan), Reg. S, 6.38%, 10/24/2048	6,700	6,656
Kosmos Energy Ltd., 8.75%, 10/01/2031 (e)	6,100	6,011
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (e)	805	804
Leviathan Bond Ltd., (Israel), Reg. S, 6.13%, 06/30/2025 (e)	9,300	9,142
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	693	689
Matador Resources Co.,
6.50%, 04/15/2032 (e)	6,485	6,475
6.88%, 04/15/2028 (e)	1,964	2,001
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	1,345	1,316
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)	2,014	1,986
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)	4,596	4,306
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)	6,199	6,212
8.88%, 08/15/2031 (e)	2,498	2,379
9.13%, 01/31/2030 (e)	8,020	8,271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	9,115	9,401
Northern Oil & Gas, Inc.,
8.13%, 03/01/2028 (e)	10,309	10,384
8.75%, 06/15/2031 (e)	4,293	4,473
Occidental Petroleum Corp.,
5.88%, 09/01/2025	715	718
6.38%, 09/01/2028	510	537
7.88%, 09/15/2031	500	579
8.50%, 07/15/2027	1,000	1,088
Ovintiv, Inc.,
5.38%, 01/01/2026	555	559
5.65%, 05/15/2028	683	704
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	4,050	3,834
4.63%, 05/01/2030 (e)	2,562	2,417
5.88%, 07/15/2027 (e)	1,550	1,546
6.63%, 08/15/2032 (e)	3,453	3,506
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)	1,065	1,097
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)	400	399
5.88%, 07/01/2029 (e)	3,553	3,549
6.25%, 02/01/2033 (e)	8,789	8,916
7.00%, 01/15/2032 (e)	4,873	5,069
8.00%, 04/15/2027 (e)	782	805
9.88%, 07/15/2031 (e)	1,205	1,345
Pertamina Persero PT, (Indonesia),
Reg. S, 4.18%, 01/21/2050	1,900	1,576
Reg. S, 6.50%, 11/07/2048	5,800	6,532
Petrobras Global Finance BV, (Netherlands), 5.30%, 01/27/2025	531	529
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	6,400	5,036
Reg. S, 5.63%, 06/19/2047	3,200	2,182
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048	30,200	20,915
6.38%, 01/23/2045	3,800	2,647
6.49%, 01/23/2027	2,700	2,659
6.63%, 06/15/2035	8,100	6,615
6.70%, 02/16/2032	1,200	1,077
6.88%, 10/16/2025	260	260
7.69%, 01/23/2050	1,600	1,250
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)	5,800	5,385
Reg. S, 4.55%, 04/21/2050	700	650
Petrorio Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026	7,000	6,993
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	4,385	4,372
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026	10,000	9,482
Reg. S, 3.13%, 07/12/2041	20,900	16,612
Reg. S, 3.30%, 07/12/2051	3,500	2,625

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Range Resources Corp.,
4.75%, 02/15/2030 (e)		1,625	1,567
4.88%, 05/15/2025		801	797
8.25%, 01/15/2029		510	528
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		758	783
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		692	706
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		910	950
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)		4,592	4,803
SM Energy Co.,
6.50%, 07/15/2028		190	190
6.75%, 08/01/2029 (e)		985	989
7.00%, 08/01/2032 (e)		3,241	3,253
Southwestern Energy Co.,
4.75%, 02/01/2032		4,942	4,729
5.38%, 02/01/2029		3,622	3,611
5.38%, 03/15/2030		6,364	6,345
5.70%, 01/23/2025		468	468
8.38%, 09/15/2028		250	257
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		9,100	9,675
Strathcona Resources Ltd., (Canada), 6.88%, 08/01/2026 (e)		600	597
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	153
Sunoco LP, 7.00%, 05/01/2029 (e)		960	1,003
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		4,875	4,686
4.50%, 04/30/2030		1,350	1,294
5.88%, 03/15/2028		495	497
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		2,576	2,653
9.38%, 02/01/2031 (e)		921	947
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		800	780
Reg. S, 3.25%, 08/15/2030		2,900	2,519
Reg. S, 4.00%, 08/15/2026		607	593
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		3,321	3,155
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		527	540
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		925	953
Transocean, Inc., (Cayman Islands),
8.00%, 02/01/2027 (e)		4,604	4,601
8.25%, 05/15/2029 (e)		11,517	11,415
8.50%, 05/15/2031 (e)		9,815	9,750
8.75%, 02/15/2030 (e)		8,286	8,639
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		10,930	11,261
Vantage Drilling International Ltd., (Cayman Islands), 9.50%, 02/15/2028 (e)		2,509	2,525
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	8,938	10,919
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	197
Viper Energy, Inc., 5.38%, 11/01/2027 (e)		700	697
Vital Energy, Inc.,
7.88%, 04/15/2032 (e)		8,024	7,774
9.75%, 10/15/2030		4,227	4,516

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		2,074	2,036
Wintershall Dea Finance 2 BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.92%), 2.50%, 04/20/2026 (x) (aa)	EUR	3,000	3,205
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	6,200	6,376

			538,059

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		6,143	6,171
6.63%, 09/01/2032 (e)		8,368	8,581
6.88%, 04/01/2027 (e)		573	575
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		786	812
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		6,542	6,233
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		8,863	9,174
Oceaneering International, Inc., 6.00%, 02/01/2028		295	296
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	206	233
Star Holding LLC, 8.75%, 08/01/2031 (e)		2,874	2,741
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (e)		3,306	3,405
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)		4,046	4,212
Welltec International ApS, (Denmark), 8.25%, 10/15/2026 (e)		200	205
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,200	2,348
Reg. S, 8.95%, 07/31/2042		1,270	1,355
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,600	3,684

			50,025

Pipelines — 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		7,424	7,347
5.75%, 03/01/2027 (e)		1,800	1,799
5.75%, 01/15/2028 (e)		4,646	4,653
6.63%, 02/01/2032 (e)		1,506	1,558
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)		4,824	5,015
7.25%, 07/15/2032 (e)		2,660	2,791
Buckeye Partners LP,
3.95%, 12/01/2026		88	85
4.13%, 03/01/2025 (e)		527	523
4.35%, 10/15/2024		88	88
5.60%, 10/15/2044		46	39
5.85%, 11/15/2043		1,770	1,590
6.88%, 07/01/2029 (e)		634	650
Cheniere Energy Partners LP, 4.00%, 03/01/2031		600	568
Cheniere Energy, Inc., 4.63%, 10/15/2028		800	795
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)		1,230	1,150
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)		473	494
6.06%, 08/15/2026 (e)		500	512
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)		12,514	12,270
DCP Midstream Operating LP, 5.38%, 07/15/2025		103	103

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,359
4.38%, 06/15/2031 (e)	171	162
Enbridge, Inc., (Canada),
5.30%, 04/05/2029	206	213
5.90%, 11/15/2026	96	99
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	2,888	3,027
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	1,688	1,751
(CMT Index 5 Year + 4.43%), 8.50%, 01/15/2084 (aa)	891	997
Energy Transfer LP,
5.63%, 05/01/2027 (e)	1,133	1,137
6.00%, 02/01/2029 (e)	932	954
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	2,742	2,805
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	4,080	4,392
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 02/15/2028 (x) (aa)	731	721
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	5,655	5,641
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	490	502
EnLink Midstream Partners LP, 4.15%, 06/01/2025	944	936
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	11
4.75%, 01/15/2031 (e)	6,212	6,015
6.00%, 07/01/2025 (e)	74	74
6.38%, 04/01/2029 (e)	2,189	2,260
6.50%, 07/01/2027 (e)	1,750	1,803
7.50%, 06/01/2027 (e)	1,760	1,811
7.50%, 06/01/2030 (e)	2,758	3,030
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	927	939
7.88%, 05/15/2032	5,294	5,388
8.00%, 01/15/2027	383	392
8.25%, 01/15/2029	2,664	2,759
8.88%, 04/15/2030	1,189	1,250
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,300	1,304
7.00%, 08/01/2027	2,100	2,116
8.25%, 01/15/2032 (e)	1,680	1,742
Harvest Midstream I LP, 7.50%, 05/15/2032 (e)	2,347	2,468
Hess Midstream Operations LP, 6.50%, 06/01/2029 (e)	1,651	1,709
Howard Midstream Energy Partners LLC,
7.38%, 07/15/2032 (e)	3,241	3,357
8.88%, 07/15/2028 (e)	1,535	1,628
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	4,086	3,873
Kinder Morgan, Inc., 5.00%, 02/01/2029	315	322
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	94
6.63%, 12/15/2028 (e)	602	625
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	4,742	4,862
8.38%, 02/15/2032 (e)	11,782	12,132

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	549	551
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	1,579	1,630
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	23	23
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,236
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)	1,000	983
4.80%, 05/15/2030 (e)	1,770	1,668
4.95%, 07/15/2029 (e)	183	175
6.88%, 04/15/2040 (e)	3,675	3,581
7.50%, 07/15/2038 (e)	1,425	1,481
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	800	792
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	250	254
South Bow Canadian Infrastructure Holdings Ltd., (Canada),
(CMT Index 5 Year + 3.67%), 7.50%, 03/01/2055 (e) (aa)	2,939	3,088
(CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (e) (aa)	1,281	1,328
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (e)	1,000	1,007
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	13,900	14,217
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	1,454	1,520
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	6,414	6,211
6.00%, 03/01/2027 (e)	1,063	1,062
6.00%, 12/31/2030 (e)	2,503	2,378
6.00%, 09/01/2031 (e)	2,414	2,287
7.38%, 02/15/2029 (e)	5,994	6,069
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	1,081	1,081
6.50%, 07/15/2027	244	247
6.88%, 01/15/2029	1,490	1,527
TransCanada PipeLines Ltd., (Canada), 6.20%, 03/09/2026	1,619	1,621
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	6,215	5,880
3.88%, 11/01/2033 (e)	4,921	4,412
4.13%, 08/15/2031 (e)	3,055	2,840
6.25%, 01/15/2030 (e)	450	472
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)	1,715	1,752
8.13%, 06/01/2028 (e)	750	782
8.38%, 06/01/2031 (e)	14,210	15,007
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	45,530	46,160
9.50%, 02/01/2029 (e)	29,046	32,633
9.88%, 02/01/2032 (e)	19,109	21,239
Western Midstream Operating LP,
4.65%, 07/01/2026	1,120	1,120
4.75%, 08/15/2028	121	121
5.50%, 08/15/2048	400	371
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)	500	510

		319,006

Total Energy		922,476

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Financial — 13.3%
Banks — 3.9%
Abanca Corp. Bancaria SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.25%), 8.38%, 09/23/2033 (aa)	EUR	5,100	6,416
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	697
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		2,200	2,277
Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (x) (aa)	EUR	4,000	4,647
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	400
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (x) (aa)	EUR	600	674
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		616	659
Alpha Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 2.43%), 5.00%, 05/12/2030 (aa)	EUR	300	347
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	113
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.01%), 7.71%, 01/18/2028 (aa)	EUR	100	121
Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,510	5,179
Reg. S, 10.50%, 07/23/2029	EUR	500	683
Banco Bilbao Vizcaya Argentaria SA, (Spain),
5.38%, 03/13/2029		200	208
Reg. S, (EUR Swap Rate 5 Year + 6.46%), 6.00%, 01/15/2026 (x) (aa)	EUR	200	225
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (x) (aa)	EUR	200	228
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	2,400	2,913
Banco BPM SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	235
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		3,800	3,259
Banco de Credito Social Cooperativo SA, (Spain),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.13%, 09/03/2030 (aa)	EUR	200	225
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.27%), 7.50%, 09/14/2029 (aa)	EUR	500	634
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	219
Reg. S, (EUR Swap Rate 5 Year + 6.20%), 5.75%, 03/15/2026 (x) (aa)	EUR	200	221
Reg. S, (EUR Swap Rate 5 Year + 3.15%)6.00%, 08/16/2033 (aa)	EUR	9,200	10,956
Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	9,648
Banco Mercantil del Norte SA, (Mexico), Reg. S, (CMT Index 1 Year + 5.47%), 7.50%, 06/27/2029 (x) (aa)		3,700	3,708
Banco Nacional de Comercio Exterior SNC, (Mexico), Reg. S, 4.38%, 10/14/2025		1,938	1,927
Banco Santander SA, (Spain), 6.92%, 08/08/2033		800	884
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	93
(CME Term SOFR 3 Month + 1.13%), 2.46%, 10/22/2025 (aa)		709	708
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		18	18
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	667
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,460	1,433
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	234
Series L, 3.95%, 04/21/2025		552	549
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,269	5,991
Bank of Cyprus PCL, (Cyprus), Reg. S, (ICE LIBOR EUR 3 Month + 1.97%), 5.00%, 05/02/2029 (aa)	EUR	600	685

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		1,316	1,256
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		534	554
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		400	405
Reg. S, (EUR Swap Rate 5 Year + 7.92%), 7.50%, 05/19/2025 (x) (aa)	EUR	400	455
Bank of Montreal, (Canada), 5.27%, 12/11/2026		83	85
Bank of Nova Scotia (The), (Canada), 5.45%, 06/12/2025		60	60
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	600	701
BankUnited, Inc., 4.88%, 11/17/2025		544	541
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		449	428
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	371
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	416
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		857	864
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		662	686
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	365
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		1,834	1,932
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	12,650	17,942
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		10,305	11,603
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,250	1,198
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		600	557
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		711	697
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,838	1,764
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		200	199
(United States SOFR + 1.59%), 5.50%, 05/20/2030 (e) (aa)		200	207
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	2,100	2,212
BPCE SA, (France),
4.50%, 03/15/2025 (e)		500	497
4.88%, 04/01/2026 (e)		200	200
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	5,400	5,944
(United States SOFR + 1.78%), 5.67%, 03/15/2030 (e) (aa)		203	211
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	400	447
Canadian Imperial Bank of Commerce, (Canada), 5.00%, 04/28/2028		33	34
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		2,079	2,058
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		1,148	1,136
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,569	1,610
Series AA, (CMT Index 5 Year + 3.21%), 7.63%, 11/15/2028 (x) (aa)		1,455	1,555
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		9,870	10,271
Series DD, (CMT Index 1 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		2,380	2,550
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		4,860	4,677
Citizens Bank NA, (United States SOFR + 1.45%), 6.06%, 10/24/2025 (aa)		926	926
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	200	207
Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	800	893
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	400	452

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.13%), 7.88%, 10/09/2031 (x) (aa)	EUR	200	238
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.68%), 4.38%, 06/29/2027 (x) (aa)	EUR	200	217
Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (x) (aa)	EUR	11,000	11,820
Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)		450	448
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)		1,709	1,657
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,187
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		900	896
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,815	1,821
Deutsche Bank AG, (Germany),
4.50%, 04/01/2025		1,576	1,569
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	200	204
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (x) (aa)	EUR	200	201
Reg. S, (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 4.79%, 04/30/2025 (x) (aa)		600	582
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	8,805
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	200	232
Discover Bank, 4.25%, 03/13/2026		250	249
Erste Group Bank AG, (Austria),
Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (x) (aa)	EUR	5,800	6,053
Reg. S, (EUR Swap Rate 5 Year + 5.46%), 8.50%, 10/15/2028 (x) (aa)	EUR	2,600	3,183
Eurobank SA, (Greece),
Reg. S, (EUR Swap Rate 1 Year + 1.80%), 4.00%, 09/24/2030 (aa)	EUR	225	252
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.17%), 4.88%, 04/30/2031 (aa)	EUR	10,150	11,797
Federation des Caisses Desjardins du Quebec, (Canada),
5.25%, 04/26/2029 (e)		371	382
5.70%, 03/14/2028 (e)		200	207
First Citizens BancShares, Inc., (CME Term SOFR 3 Month + 2.47%), 3.38%, 03/15/2030 (aa)		155	152
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		500	501
7.63%, 05/01/2026 (e)		3,383	3,413
12.00%, 10/01/2028 (e)		1,507	1,647
12.25%, 10/01/2030 (e)		1,033	1,157
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	191
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		2,117	2,034
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		714	709
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		69	70
Series Y, (CMT Index 1 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		9,008	9,061
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		3,053	3,024
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		585	582
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	182
Reg. S, (EUR Swap Rate 5 Year + 3.84%), 4.75%, 07/04/2029 (x) (aa)	EUR	400	435
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		486	499
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	218

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		83	83
ING Groep NV, (Netherlands),
(CMT Index 5 Year + 2.86%), 3.88%, 05/16/2027 (x) (aa)		400	361
(CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	199
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	342
Reg. S, (USD SOFR ICE Swap Rate 5 Year + 4.08%), 7.25%, 11/16/2034 (x) (aa)		225	232
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,750	8,255
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		4,170	3,714
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	361
Reg. S, 5.15%, 06/10/2030	GBP	497	633
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	600	664
5.71%, 01/15/2026 (e)		500	504
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	11,110	12,228
KODIT Global 2024-1 Co. Ltd., (South Korea), 5.36%, 05/29/2027 (e)		453	466
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	199
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.29%), 4.95%, 06/27/2025 (x) (aa)	EUR	400	445
(UK Gilts 5 Year + 4.61%), 5.13%, 12/27/2024 (x) (aa)	GBP	200	267
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	204
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	205
(UK Gilts 5 Year + 5.14%), 8.50%, 03/27/2028 (x) (aa)	GBP	3,920	5,510
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		698	697
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	101
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		722	707
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		610	609
Mitsubishi UFJ Financial Group, Inc., (Japan), (CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	200
Morgan Stanley,
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	318
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		37	37
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		218	224
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		678	695
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		137	142
Morgan Stanley Bank NA, (United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)		250	255
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,400	10,897
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,536	5,649
National Securities Clearing Corp., 4.90%, 06/26/2029 (e)		315	325
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		820	828
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	301
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		413	432
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		1,324	1,363
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		15,991	17,444
Nordea Bank Abp, (Finland), (CMT Index 5 Year + 2.66%), 6.30%, 09/25/2031 (e) (x) (aa)		2,072	2,053
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	5,952	7,340
PNC Financial Services Group, Inc. (The),

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		1,000	1,044
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		2,931	2,984
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		2,683	2,724
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		57	57
Santander UK Group Holdings plc, (United Kingdom), 4.75%, 09/15/2025 (e)		200	199
Societe Generale SA, (France), (CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		281	269
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		857	850
Reg. S, (CMT Index 5 Year + 1.85%), 3.52%, 02/12/2030 (aa)		250	248
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	263
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		600	628
State Street Corp.,
(United States SOFR + 1.02%), 4.53%, 02/20/2029 (aa)		223	225
(United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		10	10
Series I, (CMT Index 5 Year + 2.61%), 6.70%, 03/15/2029 (x) (aa)		2,788	2,887
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		400	413
Toronto-Dominion Bank (The), (Canada),
4.69%, 09/15/2027		105	107
5.26%, 12/11/2026		289	296
(CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		4,441	4,627
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	74
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	239
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,525	1,441
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		1,150	1,125
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		1,235	1,231
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	207
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)		2,065	2,090
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.59%), 6.88%, 08/07/2025 (x) (aa)		200	201
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (aa)		200	200
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		7,396	7,909
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		4,217	4,662
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		5,351	6,311
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		878	858
Reg. S, (EUR Swap Rate 5 Year + 2.80%), 2.73%, 01/15/2032 (aa)	EUR	18,420	20,069
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.80%), 5.38%, 04/16/2034 (aa)	EUR	4,000	4,669
US Bancorp,
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		676	708
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		222	233
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),
8.95%, 07/24/2029 (e)		1,000	1,004
Reg. S, 8.95%, 07/24/2029		900	904
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.01%), 2.16%, 02/11/2026 (aa)		1,109	1,097
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	109
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		811	809
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		113	113
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	234

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		347	357
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		252	262
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		342	353
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		1,122	1,200
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		5,290	5,516
(CMT Index 5 Year + 3.61%), 7.63%, 09/15/2028 (x) (aa)		1,974	2,150

			392,777

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.50%, 01/15/2025		173	172
4.45%, 10/01/2025		447	446
Series 3NC1, 1.75%, 10/29/2024		1,100	1,097
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		469	481
Air Lease Corp.,
3.38%, 07/01/2025		704	696
Series D, (CMT Index 5 Year + 2.56%), 6.00%, 09/24/2029 (x) (aa)		1,237	1,224
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		607	607
5.95%, 02/15/2029 (e)		187	194
Ally Financial, Inc., 5.75%, 11/20/2025		329	331
American Express Co.,
3.95%, 08/01/2025		138	138
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		176	176
(United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		213	218
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		179	185
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)		418	426
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		175	169
1.95%, 09/20/2026 (e)		875	829
4.88%, 10/01/2025 (e)		1,296	1,294
5.38%, 07/15/2029 (e)		194	198
5.50%, 12/15/2024 (e)		545	544
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		1,085	1,044
2.53%, 11/18/2027 (e)		1,288	1,202
3.25%, 02/15/2027 (e)		355	342
4.25%, 04/15/2026 (e)		2,136	2,114
5.50%, 01/15/2026 (e)		500	502
5.75%, 03/01/2029 (e)		152	157
5.75%, 11/15/2029 (e)		256	264
Bracken MidCo1 plc, (United Kingdom), Reg. S, 6.75% (cash), 11/01/2027 (v)	GBP	3,700	4,782
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (e)		4,378	4,630
Credicorp Capital Sociedad Titulizadora SA, (Peru), Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,738
Enact Holdings, Inc., 6.25%, 05/28/2029		478	496
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	8,008	9,816
Reg. S, 4.88%, 10/15/2025	EUR	13,496	15,030
Reg. S, 5.38%, 02/15/2026	GBP	3,775	5,009
8.50%, 05/15/2030 (e)		2,360	2,487

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		2,671	2,693
Freedom Mortgage Holdings LLC,
9.13%, 05/15/2031 (e)		7,687	7,903
9.25%, 02/01/2029 (e)		5,865	6,102
Gabon Blue Bond Master Trust Series 2, Reg. S, 6.10%, 08/01/2038		300	302
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	150
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		2,548	2,544
6.88%, 04/15/2029 (e)		4,776	4,971
8.00%, 02/15/2027 (e)		2,849	2,977
8.00%, 06/15/2028 (e)		5,388	5,775
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		1,517	1,539
goeasy Ltd., (Canada),
4.38%, 05/01/2026 (e)		1,775	1,750
7.63%, 07/01/2029 (e)		1,140	1,182
9.25%, 12/01/2028 (e)		920	992
Intercontinental Exchange, Inc., 3.63%, 09/01/2028		2,805	2,738
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		1,753	1,678
Intrum AB, (Sweden),
Reg. S, 3.00%, 09/15/2027	EUR	394	331
Reg. S, 9.25%, 03/15/2028	EUR	200	169
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,349	3,185
Jerrold Finco plc, (United Kingdom),
Reg. S, 5.25%, 01/15/2027	GBP	11,461	15,074
Reg. S, 7.88%, 04/15/2030	GBP	10,757	14,676
Julius Baer Group Ltd., (Switzerland), Reg. S, (EUR Swap Rate 5 Year + 3.85%), 6.63%, 08/15/2029 (x) (aa)	EUR	200	225
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		3,200	3,006
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,628	1,440
LFS Topco LLC, 5.88%, 10/15/2026 (e)		1,375	1,293
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		848	811
4.63%, 11/15/2027 (e)		1,638	1,625
Macquarie Airfinance Holdings Ltd., (United Kingdom),
6.40%, 03/26/2029 (e)		812	847
6.50%, 03/26/2031 (e)		3,490	3,694
8.13%, 03/30/2029 (e)		5,957	6,310
8.38%, 05/01/2028 (e)		443	466
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)		14,332	14,263
5.13%, 12/15/2030 (e)		7,924	7,598
5.50%, 08/15/2028 (e)		2,651	2,624
5.75%, 11/15/2031 (e)		6,057	5,933
6.50%, 08/01/2029 (e)		6,335	6,441
7.13%, 02/01/2032 (e)		5,723	5,977
Navient Corp.,
4.88%, 03/15/2028		3,300	3,190
5.00%, 03/15/2027		100	99
5.50%, 03/15/2029		5,074	4,932

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
5.88%, 10/25/2024		190	190
6.75%, 06/25/2025		1,048	1,054
9.38%, 07/25/2030		4,383	4,862
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)		270	270
Nuveen LLC, 5.55%, 01/15/2030 (e)		500	523
OneMain Finance Corp.,
3.50%, 01/15/2027		391	374
3.88%, 09/15/2028		5,650	5,238
4.00%, 09/15/2030		8,992	8,009
5.38%, 11/15/2029		215	207
7.13%, 03/15/2026		3,800	3,882
7.13%, 11/15/2031		2,121	2,147
7.50%, 05/15/2031		2,547	2,621
7.88%, 03/15/2030		3,720	3,889
Osaic Holdings, Inc., 10.75%, 08/01/2027 (e)		356	362
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	7,114
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		5,080	4,847
5.38%, 10/15/2025 (e)		2,950	2,945
7.13%, 11/15/2030 (e)		3,906	4,044
7.88%, 12/15/2029 (e)		2,098	2,237
PRA Group, Inc., 8.88%, 01/31/2030 (e)		2,235	2,328
Radian Group, Inc., 6.20%, 05/15/2029		300	313
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		8,544	8,208
3.63%, 03/01/2029 (e)		1,195	1,124
3.88%, 03/01/2031 (e)		5,918	5,438
4.00%, 10/15/2033 (e)		1,112	994
Sherwood Financing plc, (United Kingdom), Reg. S, 4.50%, 11/15/2026	EUR	1,730	1,825
SLM Corp., 3.13%, 11/02/2026		61	59
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026		6,000	5,977
Synchrony Financial, 4.50%, 07/23/2025		764	759
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (cash), 01/14/2031 (v)	EUR	5,077	1,582

			289,965

Insurance — 3.1%
Acrisure LLC / Acrisure Finance, Inc.,
7.50%, 11/06/2030 (e)		6,255	6,437
8.25%, 02/01/2029 (e)		4,185	4,318
8.50%, 06/15/2029 (e)		3,115	3,253
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		679	693
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		2,450	1,919
5.40%, 09/30/2054 (e)		7,000	7,027
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,452	5,220
5.88%, 11/01/2029 (e)		12,421	11,936
6.75%, 10/15/2027 (e)		16,625	16,563

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
6.75%, 04/15/2028 (e)		64	65
7.00%, 01/15/2031 (e)		15,477	15,907
7.38%, 10/01/2032 (e)		9,681	9,826
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		6,800	6,520
6.38%, 02/15/2029 (e)		1,417	1,452
Aon Corp., 8.21%, 01/01/2027		588	633
Aon North America, Inc., 5.15%, 03/01/2029		168	173
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	9,303	10,498
7.75%, 02/15/2031 (e)		9,109	9,423
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		5,786	5,985
Assurant, Inc., 4.90%, 03/27/2028		286	288
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		2,825	2,720
7.50%, 02/15/2032 (e)		4,279	4,398
Athene Global Funding,
5.58%, 01/09/2029 (e)		205	212
5.62%, 05/08/2026 (e)		1,246	1,266
AXA SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.38%, 07/16/2033 (x) (aa)	EUR	300	349
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		506	532
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		328	312
5.55%, 04/09/2027 (e)		504	515
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		2,236	2,137
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	250
CNO Global Funding,
1.75%, 10/07/2026 (e)		406	385
4.95%, 09/09/2029 (e)		165	165
5.88%, 06/04/2027 (e)		1,700	1,751
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)		2,584	2,611
Corebridge Global Funding,
5.20%, 01/12/2029 (e)		450	462
5.75%, 07/02/2026 (e)		66	68
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	178
5.45%, 03/03/2028 (e)		182	187
F&G Annuities & Life, Inc.,
6.50%, 06/04/2029		252	260
7.40%, 01/13/2028		322	340
F&G Global Funding,
1.75%, 06/30/2026 (e)		251	238
2.00%, 09/20/2028 (e)		1,725	1,533
2.30%, 04/11/2027 (e)		902	844
5.15%, 07/07/2025 (e)		666	666
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)		171	171

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
GA Global Funding Trust,
1.95%, 09/15/2028 (e)		884	804
3.85%, 04/11/2025 (e)		483	480
4.40%, 09/23/2027 (e)		666	664
5.50%, 01/08/2029 (e)		425	440
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	7,247	9,616
Global Atlantic Fin Co., 4.40%, 10/15/2029 (e)		376	362
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)		18,821	19,530
8.13%, 02/15/2032 (e)		9,541	9,809
HUB International Ltd.,
7.25%, 06/15/2030 (e)		33,884	35,318
7.38%, 01/31/2032 (e)		40,087	41,397
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)		1,142	1,114
5.50%, 01/09/2026 (e)		500	505
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)		5,750	6,154
10.50%, 12/15/2030 (e)		3,871	4,210
MGIC Investment Corp., 5.25%, 08/15/2028		677	672
Mutual of Omaha Cos. Global Funding,
5.45%, 12/12/2028 (e)		785	813
5.80%, 07/27/2026 (e)		65	67
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)		31,381	32,921
Ryan Specialty LLC,
4.38%, 02/01/2030 (e)		776	748
5.88%, 08/01/2032 (e)		2,099	2,139
USI, Inc., 7.50%, 01/15/2032 (e)		5,194	5,381

			313,830

Investment Companies — 1.0%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)		1,500	1,562
5.50%, 05/08/2034 (e)		1,500	1,592
Reg. S, 5.50%, 05/08/2034		2,200	2,335
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		3,600	3,741
Ares Capital Corp., 5.88%, 03/01/2029		637	652
Ares Strategic Income Fund, 5.60%, 02/15/2030 (e) (w)		3,262	3,232
Blackstone Private Credit Fund,
3.25%, 03/15/2027		498	475
5.95%, 07/16/2029 (e)		895	911
6.25%, 01/25/2031 (e)		1,748	1,794
Blue Owl Capital Corp.,
3.40%, 07/15/2026		424	410
3.75%, 07/22/2025		529	523
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (e)		672	705

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Blue Owl Credit Income Corp.,
6.60%, 09/15/2029 (e)		532	546
6.65%, 03/15/2031		1,833	1,871
7.75%, 09/16/2027		2,674	2,816
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,409
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030		2,700	2,714
Reg. S, 4.88%, 02/14/2035		3,000	2,957
Reg. S, 5.25%, 10/13/2032		31,900	32,718
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (e)		1,606	1,642
HPS Corporate Lending Fund, 6.75%, 01/30/2029 (e)		1,002	1,037
Huarong Finance 2017 Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027		300	287
Reg. S, 4.75%, 04/27/2027		300	292
Huarong Finance 2019 Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 05/29/2029		1,900	1,811
Huarong Finance II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026		300	295
Reg. S, 5.00%, 11/19/2025		300	297
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		4,808	4,210
5.25%, 05/15/2027		7,193	6,893
9.00%, 06/15/2030 (e)		1,355	1,366
9.75%, 01/15/2029 (e)		3,404	3,531
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		7,000	7,135
Oaktree Strategic Credit Fund,
6.50%, 07/23/2029 (e)		1,816	1,843
8.40%, 11/14/2028 (e)		745	805

			94,407

Private Equity — 0.0% (g)
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		1,774	1,718
8.00%, 06/15/2027 (e)		2,593	2,747

			4,465

Real Estate — 1.1%
Adler Financing Sarl, (Luxembourg),
Series 1.5L, Reg. S, 14.00% (PIK), 12/31/2029 (v)	EUR	257	296
Series 1L, 12.50% (PIK), 12/31/2028 (v)	EUR	4,622	5,356
ADLER Real Estate GmbH, (Germany), Reg. S, 3.00%, 04/27/2026	EUR	1,500	1,590
Aedas Homes Opco SL, (Spain), Reg. S, 4.00%, 08/15/2026	EUR	5,496	6,114
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		5,310	4,939
Series AI, 7.00%, 04/15/2030		720	669
Aroundtown Finance Sarl, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (x) (aa)	EUR	300	311
Aroundtown SA, (Luxembourg), Reg. S, 0.38%, 04/15/2027	EUR	400	407
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	62
Citycon Treasury BV, (Netherlands), Reg. S, 2.38%, 01/15/2027	EUR	500	537
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		11,468	10,827

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		4,336	4,394
8.88%, 09/01/2031 (e)		1,195	1,304
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	94
Easy Tactic Ltd., (British Virgin Islands), Reg. S, 6.50%, (cash), 07/11/2028 (d)		120	3
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	3,220	3,063
Reg. S, 7.75%, 03/31/2028	EUR	3,690	3,925
Fastighets AB Balder, (Sweden), Reg. S, 1.13%, 01/29/2027	EUR	300	316
Five Point Operating Co. LP / Five Point Capital Corp., SUB, 10.50%, 01/15/2028 (e)		4,764	4,874
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		1,000	1,062
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	1,400	1,335
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	2,800	2,639
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	2,150	2,142
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	2,000	1,961
Heimstaden Bostad Treasury BV, (Netherlands),
Reg. S, 0.63%, 07/24/2025	EUR	100	108
Reg. S, 1.00%, 04/13/2028	EUR	100	98
Reg. S, 1.63%, 10/13/2031	EUR	5,440	4,845
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		5,131	4,784
4.38%, 02/01/2031 (e)		4,353	3,991
5.38%, 08/01/2028 (e)		6,375	6,281
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,190	4,053
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.25%, 08/12/2027 (d)	EUR	9,170	8,364
Reg. S, SUB, 2.38%, 09/04/2026 (d)	EUR	7,542	7,343
Reg. S, 2.62%, 01/30/2025 (d) (x)	EUR	10,000	5,343
SBB Treasury OYJ, (Finland), Reg. S, 1.13%, 11/26/2029 (d)	EUR	5,130	4,094
Sunac China Holdings Ltd., (Cayman Islands),
6.00% (PIK), 09/30/2025 (e) (v)		22	3
Reg. S, 6.25% (PIK), 09/30/2026 (v)		72	8
6.50% (PIK), 09/30/2027 (e) (v)		48	4
Reg. S, 6.75% (PIK), 09/30/2028 (v)		107	9
6.75% (PIK), 09/30/2028 (e) (v)		75	7
Reg. S, 7.00% (PIK), 09/30/2029 (v)		399	30
7.25% (PIK), 09/30/2030 (e) (v)		38	3
Unique Pub Finance Co. plc (The), (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	229	315

			107,903

REITS — 1.3%
American Tower Corp.,
1.60%, 04/15/2026		28	27
2.75%, 01/15/2027		750	725
3.60%, 01/15/2028		240	234
3.65%, 03/15/2027		171	168
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		57	56

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Crown Castle, Inc.,
3.65%, 09/01/2027		544	533
4.80%, 09/01/2028		88	89
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,950	1,604
4.75%, 02/15/2028		3,620	3,276
9.75%, 06/15/2025		73	73
EPR Properties, 4.75%, 12/15/2026		999	995
GLP Capital LP / GLP Financing II, Inc.,
5.25%, 06/01/2025		530	529
5.38%, 04/15/2026		674	677
5.75%, 06/01/2028		522	536
Host Hotels & Resorts LP, 5.50%, 04/15/2035		2,371	2,403
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		5,191	5,006
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	132
Iron Mountain, Inc.,
5.25%, 07/15/2030 (e)		155	153
5.63%, 07/15/2032 (e)		360	359
7.00%, 02/15/2029 (e)		4,977	5,188
Kite Realty Group Trust, 4.00%, 03/15/2025		99	98
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	19
5.25%, 10/01/2025 (e)		201	200
7.00%, 07/15/2031 (e)		3,579	3,795
MPT Operating Partnership LP / MPT Finance Corp.,
2.50%, 03/24/2026	GBP	979	1,182
3.50%, 03/15/2031		8,801	6,430
4.63%, 08/01/2029		7,834	6,309
5.00%, 10/15/2027		278	250
5.25%, 08/01/2026		346	330
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.00%, 02/01/2030 (e)		2,204	2,291
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e) (w)		1,276	1,284
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		3,289	3,182
4.75%, 10/15/2027		1,972	1,948
6.50%, 04/01/2032 (e)		13,780	14,243
7.25%, 07/15/2028 (e)		885	926
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	146
SBA Communications Corp., 3.13%, 02/01/2029		7,954	7,345
Service Properties Trust,
8.63%, 11/15/2031 (e)		15,185	16,514
8.88%, 06/15/2032		4,181	3,994
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)		325	316
6.00%, 04/15/2030 (e) (w)		929	929
7.25%, 04/01/2029 (e)		4,463	4,680
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (e)		22,688	24,213

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
VICI Properties LP, 5.63%, 05/15/2052		44	43
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)		665	659
3.75%, 02/15/2027 (e)		713	696
3.88%, 02/15/2029 (e)		608	583
4.25%, 12/01/2026 (e)		621	615
4.50%, 09/01/2026 (e)		472	470
4.50%, 01/15/2028 (e)		500	493
4.63%, 06/15/2025 (e)		871	866
5.75%, 02/01/2027 (e)		1,507	1,533
Vornado Realty LP, 3.50%, 01/15/2025		219	217

			129,562

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	500	646

Total Financial			1,333,555

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031		200	170

Industrial — 9.0%
Aerospace/Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		1,689	1,757
Boeing Co. (The),
2.20%, 02/04/2026		1,300	1,252
2.25%, 06/15/2026		87	83
3.10%, 05/01/2026		498	483
3.20%, 03/01/2029		311	288
4.88%, 05/01/2025		137	137
5.81%, 05/01/2050		1,270	1,226
5.93%, 05/01/2060		3,605	3,460
6.26%, 05/01/2027 (e)		345	356
6.30%, 05/01/2029 (e)		546	574
6.86%, 05/01/2054 (e)		4,947	5,427
7.01%, 05/01/2064 (e)		1,960	2,157
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		5,348	5,382
7.00%, 06/01/2032 (e)		7,635	7,986
7.13%, 06/15/2026 (e)		682	692
7.25%, 07/01/2031 (e)		7,628	8,064
7.50%, 02/01/2029 (e)		5,539	5,861
7.88%, 04/15/2027 (e)		2,980	2,988
8.75%, 11/15/2030 (e)		8,667	9,513
Embraer Netherlands Finance BV, (Netherlands), 7.00%, 07/28/2030 (e)		3,000	3,267
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		4,738	4,724
HEICO Corp., 5.25%, 08/01/2028		78	80
Hexcel Corp., 4.95%, 08/15/2025		136	135

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)		1,889	1,856
5.75%, 10/15/2027 (e)		400	412
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029 (e)		4,880	5,295
9.75%, 11/15/2030 (e)		5,429	6,053
TransDigm, Inc.,
4.63%, 01/15/2029		4,533	4,377
5.50%, 11/15/2027		2,001	1,994
6.00%, 01/15/2033 (e)		15,609	15,828
6.38%, 03/01/2029 (e)		25,775	26,630
6.63%, 03/01/2032 (e)		28,362	29,548
6.75%, 08/15/2028 (e)		12,331	12,690
7.13%, 12/01/2031 (e)		7,872	8,318
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		12,528	13,141

			192,034

Building Materials — 1.4%
Builders FirstSource, Inc.,
5.00%, 03/01/2030 (e)		430	422
6.38%, 03/01/2034 (e)		1,231	1,278
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		5,369	5,433
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,975	3,512
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		3,097	3,130
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	5,495	6,416
6.38%, 12/15/2030 (e)	EUR	731	854
6.63%, 12/15/2030 (e)		27,184	28,031
6.75%, 07/15/2031 (e)		5,194	5,417
Griffon Corp., 5.75%, 03/01/2028		1,380	1,362
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	200	230
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		2,108	2,060
7.00%, 09/01/2032 (e)		4,166	4,206
Knife River Corp., 7.75%, 05/01/2031 (e)		185	197
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		645	676
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		906	939
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		3,550	3,441
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		2,603	2,544
9.75%, 07/15/2028 (e)		1,087	1,110
Owens Corning, 3.50%, 02/15/2030		97	92
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	2,423	2,323
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		7,962	7,999
8.88%, 11/15/2031 (e)		14,464	15,598
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (e)		4,159	4,305
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,377	10,077
3.38%, 01/15/2031 (e)		5,320	4,740

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
4.38%, 07/15/2030 (e)		11,125	10,531
4.75%, 01/15/2028 (e)		858	840
5.00%, 02/15/2027 (e)		1,621	1,608
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		38	38
7.25%, 01/15/2031 (e)		5,212	5,515
Wilsonart LLC, 11.00%, 08/15/2032 (e)		3,406	3,406

			138,330

Electrical Components & Equipments — 0.2%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,000	3,307
Reg. S, 3.38%, 07/15/2031	EUR	3,513	3,709
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		625	592
4.75%, 06/15/2028 (e)		500	485
6.50%, 12/31/2027 (e)		2,275	2,312
EnerSys,
4.38%, 12/15/2027 (e)		560	544
6.63%, 01/15/2032 (e)		235	243
Nexans SA, (France), Reg. S, 4.25%, 03/11/2030	EUR	100	114
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		5,202	5,375
6.63%, 03/15/2032 (e)		3,837	3,996
7.25%, 06/15/2028 (e)		1,485	1,521

			22,198

Electronics — 0.2%
Coherent Corp., 5.00%, 12/15/2029 (e)		4,834	4,727
EquipmentShare.com, Inc., 8.00%, 03/15/2033 (e)		1,428	1,463
Imola Merger Corp., 4.75%, 05/15/2029 (e)		3,265	3,188
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		74	71
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		990	907
4.38%, 02/15/2030 (e)		5,753	5,498
6.63%, 07/15/2032 (e)		6,567	6,848
Vontier Corp., 2.40%, 04/01/2028		1,811	1,664

			24,366

Engineering & Construction — 1.1%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	13,900	14,809
Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	200	220
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		2,845	2,727
6.88%, 08/15/2032 (e)		5,187	5,429
Assemblin Caverion Group AB, (Sweden), 6.25%, 07/01/2030 (e)	EUR	7,480	8,536
Azzurra Aeroporti SpA, (Italy), Reg. S, 2.63%, 05/30/2027	EUR	300	321
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		4,309	3,372
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		19,575	20,956

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	331
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	14,440	18,881
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		377	361
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	1,940	2,464
Reg. S, 5.75%, 03/03/2025	GBP	5,200	6,932
Reg. S, 6.63%, 03/01/2031	GBP	12,000	16,057
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	400	420
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		309	329
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	164	234
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e) (w)		1,200	1,244
MasTec, Inc., 4.50%, 08/15/2028 (e)		538	528
TopBuild Corp.,
3.63%, 03/15/2029 (e)		1,750	1,632
4.13%, 02/15/2032 (e)		1,525	1,402

			107,185

Environmental Control — 0.5%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		104	103
5.13%, 07/15/2029 (e)		41	40
6.38%, 02/01/2031 (e)		506	518
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		185	176
4.00%, 08/01/2028 (e)		2,312	2,222
4.38%, 08/15/2029 (e)		3,877	3,717
4.75%, 06/15/2029 (e)		3,939	3,843
6.75%, 01/15/2031 (e)		7,697	8,077
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,116	1,077
5.88%, 06/30/2029 (e)		4,405	4,288
Paprec Holding SA, (France), Reg. S, 7.25%, 11/17/2029	EUR	805	952
Reworld Holding Corp.,
4.88%, 12/01/2029 (e)		5,095	4,796
5.00%, 09/01/2030		1,131	1,061
Veralto Corp.,
5.35%, 09/18/2028		188	196
5.50%, 09/18/2026		215	220
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		16,978	16,892
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		6,277	6,525

			54,703

Hand/Machine Tools — 0.1%
Dynamo Newco II GmbH, (Germany),
Reg. S, 6.25%, 10/15/2031	EUR	174	195
6.25%, 10/15/2031 (e)	EUR	4,819	5,398
Regal Rexnord Corp.,
6.05%, 02/15/2026		114	115
6.05%, 04/15/2028		1,680	1,746

			7,454

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Construction & Mining — 0.2%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	329
4.13%, 04/15/2029 (e)		2,629	2,526
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		1,430	1,466
Terex Corp.,
5.00%, 05/15/2029 (e)		5,085	4,960
6.25%, 10/15/2032 (e) (w)		975	985
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		5,257	5,082
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		1,425	1,370

			16,718

Machinery - Diversified — 0.6%
AGCO Corp., 5.45%, 03/21/2027		83	85
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	107
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		9,627	10,147
9.50%, 01/01/2031 (e)		3,403	3,710
Esab Corp., 6.25%, 04/15/2029 (e)		1,567	1,609
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		3,120	2,082
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (e)		580	465
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		11,209	11,677
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		4,090	4,335
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	1,038
Nova Alexandre III SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 8.91%, 07/15/2029 (aa)	EUR	555	605
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	741
7.63%, 07/15/2028 (e)		8,122	8,173
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,162
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		17,154	16,974

			62,910

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		292	288
6.38%, 06/15/2030 (e)		3,987	4,074
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		3,020	2,895
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		3,133	3,324

			10,581

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,191	3,047
5.63%, 07/01/2027 (e)		850	848
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		3,710	3,892

			7,787

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — 2.0%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,224	500
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	300	303
Reg. S, 3.00%, 09/01/2029	EUR	300	285
3.25%, 09/01/2028 (e)		1,707	1,563
4.00%, 09/01/2029 (e)		15,371	13,674
6.00%, 06/15/2027 (e)		2,884	2,905
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	10,835	10,434
4.13%, 08/15/2026 (e)		9,807	8,825
Ball Corp., 2.88%, 08/15/2030		1,925	1,713
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		6,653	6,720
6.88%, 01/15/2030 (e)		5,290	5,396
8.75%, 04/15/2030 (e)		6,878	7,014
Crown Americas LLC, 5.25%, 04/01/2030		488	493
Crown European Holdings SACA, (France),
Reg. S, 3.38%, 05/15/2025	EUR	8,010	8,893
Reg. S, 5.00%, 05/15/2028	EUR	100	116
Fiber Bidco Spa, (Italy),
Reg. S, 6.13%, 06/15/2031	EUR	660	731
6.13%, 06/15/2031 (e)	EUR	4,310	4,774
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.35%, 01/15/2030 (aa)	EUR	100	112
Fiber Midco Spa, (Italy), Reg. S, 10.00% (cash), 06/15/2029 (v)	EUR	100	114
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,600	1,587
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	416
3.50%, 03/15/2028 (e)		975	929
3.50%, 03/01/2029 (e)		2,150	2,019
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,775
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		4,964	4,922
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,899	2,523
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	424	443
Kleopatra Holdings 2 SCA, (Luxembourg), Reg. S, 6.50%, 09/01/2026	EUR	100	85
LABL, Inc.,
5.88%, 11/01/2028 (e)		1,537	1,441
6.75%, 07/15/2026 (e)		2,975	2,972
8.25%, 11/01/2029 (e)		1,430	1,289
8.63%, 10/01/2031 (e) (w)		6,238	6,210
9.50%, 11/01/2028 (e)		6,340	6,552
10.50%, 07/15/2027 (e)		2,705	2,710
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		36,321	37,483
9.25%, 04/15/2027 (e)		780	800
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	7,040	7,789
4.75%, 02/15/2030 (e)		250	236
6.25%, 05/15/2028 (e)	EUR	568	659

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	356
7.25%, 05/15/2031 (e)		1,990	2,044
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		2,200	2,107
Reno de Medici SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.00%), 8.48%, 04/15/2029 (aa)	EUR	13,200	13,425
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	86
5.00%, 04/15/2029 (e)		267	263
6.50%, 07/15/2032 (e)		2,045	2,108
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	381
7.25%, 02/15/2031 (e)		3,478	3,682
Sonoco Products Co., 4.45%, 09/01/2026		108	108
Titan Holdings II BV, (Netherlands), Reg. S, 5.13%, 07/15/2029	EUR	153	173
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		8,118	9,012
TriMas Corp., 4.13%, 04/15/2029 (e)		1,625	1,557
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		5,378	5,359
8.50%, 08/15/2027 (e)		200	200

			198,266

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		768	705

Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/2030 (e)		1,499	1,276
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		2,500	1,747
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		4,846	4,986
GN Bondco LLC, 9.50%, 10/15/2031 (e)		8,029	8,451
Mobico Group plc, (United Kingdom),
Reg. S, 2.38%, 11/20/2028	GBP	175	211
Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (x) (aa)	GBP	275	334
Reg. S, 4.88%, 09/26/2031	EUR	100	109
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	100	102
Rand Parent LLC, 8.50%, 02/15/2030 (e)		1,411	1,439
RXO, Inc., 7.50%, 11/15/2027 (e)		2,269	2,340
Ryder System, Inc., 5.30%, 03/15/2027		95	97
SGL Group ApS, (Denmark), (ICE LIBOR EUR 3 Month + 4.75%), 8.44%, 04/22/2030 (aa)	EUR	760	848
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		898	936
XPO, Inc.,
6.25%, 06/01/2028 (e)		650	664
7.13%, 06/01/2031 (e)		150	157
7.13%, 02/01/2032 (e)		1,650	1,737

			25,434

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		5,394	5,380

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — continued
7.00%, 05/01/2031 (e)		11,559	12,166
7.00%, 06/15/2032 (e)		8,831	9,272
7.88%, 12/01/2030 (e)		7,240	7,801
9.75%, 08/01/2027 (e)		1,034	1,059
GATX Corp., 5.40%, 03/15/2027		140	144
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		113	111
4.20%, 04/01/2027 (e)		697	693
5.35%, 01/12/2027 (e)		450	458

			37,084

Total Industrial			905,755

Technology — 3.1%
Computers — 0.5%
Amentum Escrow Corp., 7.25%, 08/01/2032 (e)		4,305	4,492
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		173	168
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		6,947	6,843
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		405	375
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		8,700	9,179
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	470
4.50%, 07/01/2028 (e)		358	354
Genpact Luxembourg Sarl / Genpact USA, Inc., (Luxembourg), 6.00%, 06/04/2029		109	114
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		1,871	1,953
KBR, Inc., 4.75%, 09/30/2028 (e)		438	419
McAfee Corp., 7.38%, 02/15/2030 (e)		13,346	13,016
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		5,487	6,040
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		3,375	3,317
5.13%, 04/15/2029 (e)		924	904
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		4,337	4,713
8.50%, 07/15/2031 (e)		2,131	2,329

			54,686

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp.,
5.10%, 03/01/2030		76	77
5.55%, 08/22/2034		1,925	1,970
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,323	1,382

			3,429

Semiconductors — 0.2%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	301	347
Broadcom, Inc.,
5.05%, 07/12/2027		522	533
5.05%, 07/12/2029		363	374
Entegris, Inc.,
4.38%, 04/15/2028 (e)		476	459
4.75%, 04/15/2029 (e)		3,470	3,420

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Foundry JV Holdco LLC,
5.90%, 01/25/2030 (e)		200	207
6.25%, 01/25/2035 (e)		2,694	2,816
6.40%, 01/25/2038 (e)		1,299	1,366
Intel Corp.,
2.45%, 11/15/2029		220	198
3.15%, 05/11/2027		91	88
3.75%, 08/05/2027		250	245
Microchip Technology, Inc., 4.25%, 09/01/2025		607	604
Micron Technology, Inc., 5.38%, 04/15/2028		44	45
Qorvo, Inc., 1.75%, 12/15/2024		500	496
SK Hynix, Inc., (South Korea),
5.50%, 01/16/2027 (e)		600	613
6.50%, 01/17/2033 (e)		3,900	4,299
Reg. S, 6.50%, 01/17/2033		400	441
Synaptics, Inc., 4.00%, 06/15/2029 (e)		579	549

			17,100

Software — 2.4%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		27,738	26,646
Atlassian Corp., 5.25%, 05/15/2029		1,012	1,045
Cadence Design Systems, Inc.,
4.20%, 09/10/2027		144	144
4.30%, 09/10/2029		284	285
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,345	1,326
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		4,465	4,732
Cedacri Mergeco SPA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 4.63%), 8.17%, 05/15/2028 (aa)	EUR	500	556
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.04%, 05/15/2028 (aa)	EUR	200	223
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		2,035	2,117
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		10,389	10,623
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		11,067	10,620
4.88%, 07/01/2029 (e)		15,358	14,771
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		27,074	26,895
8.25%, 06/30/2032 (e)		19,721	20,606
9.00%, 09/30/2029 (e)		24,385	24,788
Concentrix Corp., 6.65%, 08/02/2026		174	179
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		632	651
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		9,462	9,426
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		3,514	3,283
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,912	1,850
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	6,386	7,232
8.75%, 05/01/2029 (e)		914	934
IPD 3 BV, (Netherlands), Reg. S, 8.00%, 06/15/2028	EUR	3,530	4,164
Oracle Corp., 2.30%, 03/25/2028		506	475
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	319

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		9,710	9,708
6.50%, 06/01/2032 (e)		8,433	8,717
Take-Two Interactive Software, Inc.,
4.95%, 03/28/2028		429	437
5.00%, 03/28/2026		730	737
TeamSystem SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.50%), 7.13%, 07/31/2031 (aa)	EUR	600	671
(ICE LIBOR EUR 3 Month + 3.50%), 7.13%, 07/31/2031 (e) (aa)	EUR	6,665	7,451
Twilio, Inc.,
3.63%, 03/15/2029		228	213
3.88%, 03/15/2031		5,758	5,319
UKG, Inc., 6.88%, 02/01/2031 (e)		27,617	28,533
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		842	790
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		6,328	5,850

			242,316

Total Technology			317,531

Utilities — 3.2%
Electric — 2.9%
A2A SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.26%), 5.00%, 06/11/2029 (x) (aa)	EUR	500	568
AEP Texas, Inc., 5.45%, 05/15/2029		180	188
AES Corp. (The),
3.30%, 07/15/2025 (e)		1,005	991
5.45%, 06/01/2028		206	212
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		3,112	3,271
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		400	432
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		574	581
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		136	140
5.95%, 03/30/2029 (e)		1,016	1,072
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		4,350	4,415
Ameren Corp., 5.70%, 12/01/2026		874	898
American Electric Power Co., Inc.,
5.20%, 01/15/2029		350	361
5.70%, 08/15/2025		500	504
Avangrid, Inc., 3.20%, 04/15/2025		537	532
Black Hills Corp., 5.95%, 03/15/2028		137	144
Calpine Corp.,
3.75%, 03/01/2031 (e)		11,215	10,396
4.50%, 02/15/2028 (e)		973	949
4.63%, 02/01/2029 (e)		5,335	5,156
5.00%, 02/01/2031 (e)		9,550	9,250
5.13%, 03/15/2028 (e)		11,475	11,318
CenterPoint Energy, Inc.,
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		1,322	1,373
Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		2,643	2,726
Centrais Eletricas Brasileiras SA, (Brazil), 6.50%, 01/11/2035 (e)		3,600	3,615

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,606	2,698
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		1,150	1,132
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		3,236	2,928
4.75%, 03/15/2028 (e)		421	413
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		1,126	1,108
CLP Power Hong Kong Financing Ltd., (British Virgin Islands), Reg. S, 2.13%, 06/30/2030		1,400	1,247
Comision Federal de Electricidad, (Mexico),
6.26%, 02/15/2052 (e)		1,600	1,466
Reg. S, 6.26%, 02/15/2052		400	367
Connecticut Light and Power Co. (The), 4.65%, 01/01/2029		1,000	1,016
Constellation Energy Generation LLC, 5.60%, 03/01/2028		56	58
Consumers Energy Co., 4.70%, 01/15/2030		257	263
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 2.75%, 01/01/2026	EUR	6,966	7,645
Reg. S, 3.13%, 01/01/2028	EUR	2,370	2,490
Dominion Energy, Inc., Series B, (CMT Index 5 Year + 2.51%), 7.00%, 06/01/2054 (aa)		1,818	1,986
DPL, Inc., 4.13%, 07/01/2025		374	370
DTE Energy Co., 4.95%, 07/01/2027		185	188
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		3,204	3,328
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		7,483	7,410
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		2,326	2,273
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	3,700	4,045
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	215
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.63%, 09/16/2054 (aa)	EUR	400	446
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,400	5,158
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,500	8,483
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	13,000	13,184
5.70%, 05/23/2028 (e)		260	271
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	1,300	1,729
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	400	546
Enel Finance International NV, (Netherlands), 5.13%, 06/26/2029 (e)		379	388
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	207
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	4,800	5,731
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		8,100	8,239
7.13%, 02/11/2025 (e)		1,008	1,009
Reg. S, 7.13%, 02/11/2025		1,600	1,602
Reg. S, 8.45%, 08/10/2028		5,200	5,506
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	239
Eversource Energy, 5.95%, 02/01/2029		300	317
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		1,036	1,003
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, (Mexico), 7.25%, 01/31/2041 (e)		1,800	1,879
FirstEnergy Corp., 2.05%, 03/01/2025		330	325
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		973	972

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		8,300	7,963
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		557	576
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		5,000	5,321
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	95
Naturgy Finance Iberia SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	322
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025		154	156
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		3,046	3,287
NextEra Energy Operating Partners LP,
3.88%, 10/15/2026 (e)		671	653
7.25%, 01/15/2029 (e)		753	794
NGG Finance plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 2.53%), 2.13%, 09/05/2082 (aa)	EUR	9,431	9,973
Reg. S, (GBP Swap Rate 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	GBP	5,040	6,729
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	699
3.63%, 02/15/2031 (e)		3,485	3,158
3.88%, 02/15/2032 (e)		6,950	6,332
5.25%, 06/15/2029 (e)		1,204	1,200
5.75%, 01/15/2028		3,025	3,048
6.63%, 01/15/2027		538	539
7.00%, 03/15/2033 (e)		455	505
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		8,690	9,787
OGE Energy Corp., 5.45%, 05/15/2029		142	148
Orsted A/S, (Denmark), Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	2,134	2,111
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		529	519
3.30%, 12/01/2027		1,270	1,225
5.45%, 06/15/2027		9	9
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		500	536
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		462	447
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		1,700	1,314
Reg. S, 4.13%, 05/15/2027		1,900	1,883
Reg. S, 5.25%, 10/24/2042		4,800	4,612
PG&E Corp.,
5.25%, 07/01/2030		926	920
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		1,860	1,954
Pike Corp., 8.63%, 01/31/2031 (e)		402	430
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		123	129
Puget Energy, Inc., 3.65%, 05/15/2025		300	297
System Energy Resources, Inc., 6.00%, 04/15/2028		832	872
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		606	661
Terna - Rete Elettrica Nazionale, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.14%), 4.75%, 01/11/2030 (x) (aa)	EUR	500	569
TransAlta Corp., (Canada), 7.75%, 11/15/2029		382	404
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		11,884	12,130

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		3,752	3,931
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)		950	1,018
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		279	273
4.38%, 05/01/2029 (e)		14,645	14,177
5.00%, 07/31/2027 (e)		8,490	8,449
5.50%, 09/01/2026 (e)		835	835
5.63%, 02/15/2027 (e)		2,403	2,399
6.88%, 04/15/2032 (e)		7,634	8,032
7.75%, 10/15/2031 (e)		1,839	1,980
WEC Energy Group, Inc., 5.60%, 09/12/2026		125	128

			292,501

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		3,357	3,427
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		318	317
5.75%, 05/20/2027		1,650	1,619
5.88%, 08/20/2026		1,975	1,958
9.38%, 06/01/2028 (e)		324	340
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		696	696
Centrica plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 2.51%), 6.50%, 05/21/2055 (aa)	GBP	152	208
National Fuel Gas Co.,
5.50%, 01/15/2026		289	291
5.50%, 10/01/2026		679	693
National Gas Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		2,400	2,248
NiSource, Inc., 5.25%, 03/30/2028		47	48
Southwest Gas Corp., 5.45%, 03/23/2028		100	103
Spire, Inc., 5.30%, 03/01/2026		958	969
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	104

			13,021

Water — 0.2%
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	82
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,000	8,284
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)	EUR	7,600	8,998

			17,364

Total Utilities			322,886

Total Corporate Bonds (Cost $7,468,391)			7,721,787

Foreign Government Securities — 10.3%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		2,000	1,677
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		15,600	14,171
Reg. S, 9.38%, 05/08/2048		7,300	6,168
Reg. S, 9.50%, 11/12/2025		2,400	2,437

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Argentine Republic Government International Bond, (Argentina),
1.00%, 07/09/2029		2,780	1,817
SUB, 3.50%, 07/09/2041		50,800	23,124
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		15,700	15,160
Reg. S, 5.63%, 09/30/2031		3,700	3,651
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	3,800	4,242
Reg. S, 6.25%, 10/31/2028		5,600	6,006
Benin Government International Bond, (Benin), Reg. S, 7.96%, 02/13/2038		3,900	3,866
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	611
6.13%, 01/22/2032		800	822
6.13%, 03/15/2034		2,750	2,803
7.13%, 05/13/2054		13,150	13,605
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 3.63%, 09/05/2032	EUR	11,700	13,228
Reg. S, 5.00%, 03/05/2037		5,000	4,998
Chile Government International Bond, (Chile),
4.85%, 01/22/2029		15,800	16,134
4.95%, 01/05/2036		13,500	13,668
5.33%, 01/05/2054		1,700	1,719
Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		3,050	2,936
5.00%, 06/15/2045		14,300	10,531
5.63%, 02/26/2044		8,100	6,514
7.50%, 02/02/2034		11,700	12,139
8.00%, 11/14/2035		1,500	1,599
8.75%, 11/14/2053		700	767
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		2,700	2,525
Reg. S, 7.30%, 11/13/2054		5,000	5,519
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		9,200	8,786
Reg. S, 5.95%, 01/25/2027		5,800	5,867
Reg. S, 6.00%, 02/22/2033		12,300	12,561
Reg. S, 6.85%, 01/27/2045		10,100	10,755
Reg. S, 6.88%, 01/29/2026		2,300	2,339
Ecuador Government International Bond, (Ecuador),
Reg. S, SUB, 5.00%, 07/31/2040		11,100	5,709
Reg. S, SUB, 5.50%, 07/31/2035		21,400	12,132
Reg. S, SUB, 6.90%, 07/31/2030		13,170	9,563
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,495
Reg. S, 4.75%, 04/16/2026	EUR	18,100	19,547
Reg. S, 5.88%, 02/16/2031		4,000	3,337
Reg. S, 6.38%, 04/11/2031	EUR	18,700	17,428
Reg. S, 7.30%, 09/30/2033		800	679
Reg. S, 7.50%, 02/16/2061		8,500	6,146
Reg. S, 7.63%, 05/29/2032		2,000	1,772

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
El Salvador Government International Bond, (El Salvador),
Reg. S, 6.38%, 01/18/2027		1,937	1,855
Reg. S, 7.12%, 01/20/2050		7,200	5,452
Reg. S, 7.63%, 09/21/2034		4,500	3,778
Reg. S, 7.65%, 06/15/2035		4,800	4,138
Reg. S, 8.25%, 04/10/2032		1,900	1,763
Finance Department Government of Sharjah, (United Arab Emirates), Reg. S, 4.00%, 07/28/2050		4,500	3,148
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	929
Reg. S, 6.95%, 06/16/2025		2,900	2,721
Ghana Government International Bond, (Ghana), Reg. S, 10.75%, 10/14/2030		20,100	13,797
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		14,900	14,517
Reg. S, 5.38%, 04/24/2032		3,000	2,977
6.05%, 08/06/2031 (e)		1,300	1,333
Reg. S, 6.05%, 08/06/2031		200	205
6.55%, 02/06/2037 (e)		2,600	2,698
Reg. S, 6.55%, 02/06/2037		8,000	8,302
Reg. S, 6.60%, 06/13/2036		3,200	3,361
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		3,800	3,856
Reg. S, 5.50%, 03/26/2036		3,100	3,123
Reg. S, 6.75%, 09/25/2052		3,700	4,172
Series 30Y, 7.63%, 03/29/2041		9,800	11,692
Indonesia Government International Bond, (Indonesia),
Reg. S, 4.75%, 07/18/2047		1,700	1,673
Reg. S, 6.63%, 02/17/2037		5,800	6,771
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		1,684	1,635
Israel Government International Bond, (Israel),
Series 5Y, 5.38%, 03/12/2029		7,800	7,926
Series 10Y, 5.50%, 03/12/2034		3,100	3,108
Series 30Y, 5.75%, 03/12/2054		1,400	1,331
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	7,800	7,660
Reg. S, 5.25%, 03/22/2030	EUR	3,500	3,712
Reg. S, SUB, 5.75%, 12/31/2032		209	200
Reg. S, 6.88%, 10/17/2040	EUR	4,300	4,224
Reg. S, 8.25%, 01/30/2037		9,000	9,258
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		11,400	11,172
Reg. S, 7.38%, 10/10/2047		800	738
Korea National Oil Corp., (South Korea),
Reg. S, 4.88%, 04/03/2028		4,700	4,780
4.88%, 04/03/2029 (e)		4,800	4,895
Reg. S, 4.88%, 04/03/2029		200	204
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.27%, 10/25/2028		3,300	3,439
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,900	1,970

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		7,300	7,499
Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	190,521	8,436
Series S, 3.00%, 12/03/2026	MXN	521,251	24,954
Series S, 4.00%, 08/24/2034	MXN	159,180	7,556
Mexico Government International Bond, (Mexico),
4.50%, 04/22/2029		200	197
5.00%, 05/07/2029		3,800	3,823
5.75%, 10/12/2110		3,800	3,299
6.00%, 05/07/2036		1,500	1,528
6.40%, 05/07/2054		3,400	3,402
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		9,400	9,839
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		2,200	2,036
Reg. S, 4.45%, 07/07/2031		2,300	2,035
Reg. S, 5.13%, 04/07/2026		300	296
7.88%, 06/05/2029 (e)		300	317
Reg. S, 7.88%, 06/05/2029		1,600	1,690
8.65%, 01/19/2028 (e)		300	321
Reg. S, 8.65%, 01/19/2028		300	320
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		2,500	2,618
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		2,700	2,561
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		700	689
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		9,700	8,244
Reg. S, 7.63%, 11/21/2025		6,400	6,401
Reg. S, 8.38%, 03/24/2029		20,100	19,463
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	5,100	5,928
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	997
Reg. S, 6.25%, 01/25/2031		25,500	27,209
Reg. S, 6.75%, 01/17/2048		3,900	4,221
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		10,400	10,403
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	472
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		5,500	5,151
Reg. S, 6.88%, 12/05/2027		3,700	3,358
Reg. S, 7.38%, 04/08/2031		3,300	2,797
Reg. S, 8.25%, 09/30/2025		3,600	3,530
Reg. S, 8.88%, 04/08/2051		9,300	7,446
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		4,400	3,932
3.75%, 03/16/2025		1,200	1,191
4.50%, 04/01/2056		12,400	8,910
6.85%, 03/28/2054		1,800	1,820
7.50%, 03/01/2031		12,700	13,903
7.88%, 03/01/2057		4,000	4,514
8.00%, 03/01/2038		6,000	6,779
8.88%, 09/30/2027		19,000	21,083

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		4,000	3,726
Reg. S, 5.85%, 08/21/2033		8,600	8,959
6.00%, 02/09/2036 (e)		400	422
Reg. S, 6.00%, 02/09/2036		600	633
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,278
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		9,800	5,846
3.60%, 01/15/2072		11,900	8,132
5.88%, 08/08/2054		1,690	1,774
6.55%, 03/14/2037		9,600	10,751
6.90%, 08/12/2037 (e)	PEN	6,300	1,749
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,096
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,770
3.70%, 03/01/2041		2,500	2,169
5.18%, 09/05/2049		4,200	4,268
6.38%, 10/23/2034		1,200	1,365
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		10,300	10,169
Reg. S, 5.10%, 04/23/2048		5,200	5,343
Reg. S, 6.40%, 01/20/2040		2,100	2,495
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,277
Reg. S, 3.95%, 09/26/2029		3,900	3,495
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	5,900	5,316
Reg. S, 9.50%, 11/19/2025		533	530
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.00%, 05/22/2027		5,400	5,292
Reg. S, 7.25%, 02/28/2028		8,800	8,450
Reg. S, 8.00%, 05/22/2032		2,100	1,952
9.75%, 02/16/2031 (e)		2,800	2,826
Reg. S, 9.75%, 02/16/2031		3,900	3,937
Republic of Poland Government International Bond, (Poland), 5.50%, 04/04/2053		12,200	12,482
Republic of South Africa Government International Bond, (South Africa),
4.85%, 09/30/2029		5,800	5,629
5.75%, 09/30/2049		9,700	8,061
7.30%, 04/20/2052		3,500	3,480
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		4,700	4,014
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,700	2,515
Reg. S, 2.13%, 03/07/2028	EUR	4,800	5,022
Reg. S, 2.63%, 12/02/2040	EUR	7,400	5,512
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,565
5.75%, 03/24/2035 (e)		1,000	993
Reg. S, 5.75%, 03/24/2035		300	298
5.88%, 01/30/2029 (e)		2,370	2,427
Reg. S, 5.88%, 01/30/2029		4,150	4,250
Reg. S, 6.13%, 01/22/2044		900	899

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 6.38%, 09/18/2033	EUR	7,500	8,964
6.38%, 01/30/2034 (e)		1,800	1,869
Reg. S, 6.38%, 01/30/2034		1,800	1,869
Reg. S, 6.63%, 02/17/2028		1,800	1,881
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.25%, 10/22/2030		5,500	5,169
Reg. S, 3.45%, 02/02/2061		5,700	3,885
Reg. S, 3.75%, 01/21/2055		6,000	4,434
Reg. S, 4.38%, 04/16/2029		6,100	6,136
Reg. S, 5.00%, 01/16/2034		3,100	3,174
Reg. S, 5.75%, 01/16/2054		1,800	1,834
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	900	934
Reg. S, 5.38%, 06/08/2037	EUR	6,500	5,330
Reg. S, 6.25%, 05/23/2033		3,500	3,014
Series 7Y, Reg. S, 7.75%, 06/10/2031		3,300	3,131
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	6,300	5,220
6.00%, 06/12/2034 (e)		1,400	1,439
Reg. S, 6.00%, 06/12/2034		1,700	1,747
Reg. S, 6.25%, 05/26/2028		8,400	8,741
Reg. S, 6.50%, 09/26/2033		1,000	1,069
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		3,600	3,753
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		1,200	1,223
Reg. S, 5.95%, 01/14/2031		200	204
Tunisian Republic, (Tunisia),
Reg. S, 5.75%, 01/30/2025		4,200	4,070
Reg. S, 6.38%, 07/15/2026	EUR	3,300	3,318
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 51.59%, 05/17/2028 (aa)	TRY	176,800	5,129
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 51.81%, 05/20/2026 (aa)	TRY	9,600	283
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 51.81%, 08/19/2026 (aa)	TRY	71,400	2,100
Turkiye Government International Bond, (Turkey),
Series 6Y, 9.38%, 03/14/2029		3,200	3,628
Series 10Y, 7.63%, 05/15/2034		6,900	7,323
Series 30Y, 5.75%, 05/11/2047		14,600	11,825
Series 30Y, 6.88%, 03/17/2036		17,800	17,800
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
7.50%, 02/06/2028 (e)		1,000	1,037
Reg. S, 7.50%, 02/06/2028		200	207
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	4,092
5.75%, 10/28/2034		3,700	4,010
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		4,700	4,151

Total Foreign Government Securities (Cost $1,004,085)			1,037,394

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 0.1%
FHLMC Pool, Single Family, 15 years,
5.50%, 11/01/2038	1,808	1,863
6.00%, 07/01/2039	1,019	1,057
FNMA Pool, Single Family, 15 years,
5.50%, 09/01/2039	1,693	1,747
6.00%, 10/01/2038	2,133	2,238
6.00%, 05/01/2039	2,535	2,644

Total Mortgage-Backed Securities (Cost $9,560)		9,549

U.S. Treasury Obligations — 1.5%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)	740	725
3.75%, 12/31/2028 (ee) (ii)	13,700	13,785
4.25%, 01/31/2026 (ee) (ff)	57,328	57,639
4.25%, 02/28/2031	26,850	27,746
4.38%, 05/15/2034	13,500	14,122
4.63%, 06/30/2026	30,826	31,297
4.88%, 11/30/2025	3,698	3,738

Total U.S. Treasury Obligations (Cost $147,325)		149,052

	SHARES
Common Stocks — 0.1%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb) (cc)	4	1,847

Communications — 0.1%
Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd., (Jamaica) (a) (bb) (cc)	856	2,149
Intelsat SA, (Luxembourg) (a)	87	2,673

Total Communications		4,822

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, (a) (bb) (cc)	47	1,136

Total Common Stocks (Cost $10,524)		7,805

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Exchange-Traded Funds — 0.7%
Invesco Senior Loan ETF	412	8,651
SPDR Blackstone Senior Loan ETF	1,355	56,599

Total Exchange-Traded Funds (Cost $65,230)		65,250

Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Jamaica) (a) (bb) (cc)	91	982

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (bb) (cc)	6	6,467

Total Preferred Stocks (Cost $7,039)		7,449

	PRINCIPAL AMOUNT ($)
Loan Assignments — 4.2% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.50%), 9.56%, 11/15/2030 (aa)	2,985	2,793
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 9.69%, 10/04/2029 (u) (aa)	3,711	3,692
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.25%), 7.50%, 06/12/2031 (aa)	1,000	993
Herens Holdco S.a r.l., Facility B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.93%), 8.63%, 07/03/2028 (aa)	610	569
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.29%, 01/16/2026 (aa)	888	888
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.30%, 10/12/2028 (aa)	1,265	1,255

Total Basic Materials		10,190

Communications — 0.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.96%, 08/21/2028 (aa)	2,710	2,698
CMG Media Corp., 2021 Term B Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.20%, 12/17/2026 (aa)	165	144
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 10.40%, 04/11/2029 (aa)	2,975	2,787

		5,629

Internet — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.46%, 11/30/2027 (aa)	1,370	1,367
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.75%, 11/08/2027 (aa)	553	554
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 6.45%, 09/10/2027 (u) (aa)	1,207	1,204

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Internet — continued
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.25%), 11.50%, 02/23/2029 (aa)	758	743
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 9.10%, 05/03/2028 (aa)	5,560	5,521
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.85%, 08/31/2028 (aa)	283	283

		9,672

Media — 0.2%
Charter Communications Operating LLC, Term B-2 Loan, (CME Term SOFR 3 Month + 1.75%), 7.08%, 02/01/2027 (aa)	1,417	1,415
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.60%, 01/18/2028 (u) (aa)	10,042	9,743
CSC Holdings LLC, September 2019 Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 7.17%, 04/15/2027 (aa)	426	389
Diamond Sports Group LLC, DIP Term Loan, 5.00%, 12/02/2024 (d)	2,035	2,426
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 1 Month + 10.00%), 15.30%, 05/25/2026 (d) (aa)	411	358
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.20%, 08/24/2026 (d) (aa)	4,720	48
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.96%, 08/02/2027 (u) (aa)	679	678
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 10.45%, 06/04/2029 (u) (aa)	2,104	2,016
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.21%, 09/25/2026 (u) (aa)	7,464	6,384
Univision Communications, Inc., 2021 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.21%, 03/15/2026 (u) (aa)	1,439	1,438
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.46%, 01/31/2029 (aa)	276	269
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 4.79%, 01/31/2029 (u) (aa)	625	597
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 7.71%, 01/31/2028 (aa)	1,042	996

		26,757

Telecommunications — 0.3%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 4.66%, 10/31/2027 (u) (aa)	499	452
Delta Topco, Inc., Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 6 Month + 5.25%), 9.95%, 11/29/2030 (aa)	386	388
Delta Topco, Inc., Second Amendment Term Loan (First Lien), (CME Term SOFR 6 Month + 3.50%), 8.20%, 11/30/2029 (aa)	1,685	1,681
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 5.25%), 10.50%, 05/25/2027 (aa)	1,658	1,636
Level 3 Financing, Inc., Term B-1, (CME Term SOFR 1 Month + 6.56%), 11.41%, 04/15/2029 (u) (aa)	4,327	4,412
Level 3 Financing, Inc., Term B-2, (CME Term SOFR 1 Month + 6.56%), 11.41%, 04/15/2030 (aa)	2,320	2,358
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.85%, 06/01/2028 (aa)	274	263

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Telecommunications — continued
Odido Holding BV, Facility B Loan, (Netherlands), (EURIBOR 3 Month + 3.90%), 7.25%, 03/30/2029	EUR	6,910	7,715
Xplore, Inc., Initial Term Loan (Second Lien), (Canada), (CME Term SOFR 3 Month + 7.00%), 5.33%, 10/01/2029 (d) (aa)		1,300	11
Xplore, Inc., Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.00%), 8.00%, 10/02/2028 (d) (aa)		3,232	537
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.96%, 03/09/2027 (u) (aa)		6,372	5,810
Zegona Holdco Ltd., Facility B (USD), (United Kingdom), (CME Term SOFR 6 Month + 4.25%), 9.40%, 07/17/2029 (aa)		2,025	2,020

			27,283

Total Communications			69,341

Consumer Cyclical — 0.5%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 10.29%, 04/20/2028 (aa)		879	902

Auto Parts & Equipment — 0.0% (g)
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 14.01%, 03/30/2028 (aa)		2,290	2,164
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.98%, 11/17/2028 (aa)		1,881	1,776

			3,940

Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.85%, 12/11/2028 (aa)		398	398
Core & Main LP, Tranche C Term Loan, (CME Term SOFR 1 Month + 2.25%), 7.11%, 02/09/2031 (u) (aa)		1,995	1,995
Parts Europe, Facility B, (France), (EURIBOR 3 Month + 3.50%), 7.19%, 02/03/2031	EUR	3,000	3,344

			5,737

Entertainment — 0.1%
Bally’s Corp., Term B Facility Loan, (CME Term SOFR 3 Month + 3.25%), 8.79%, 10/02/2028 (aa)		2,125	2,021
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.60%, 02/06/2030 (u) (aa)		2,493	2,491
Entain plc, Facility B3 (USD), (Isle of Man), (CME Term SOFR 6 Month + 2.75%), 8.01%, 10/31/2029 (aa)		865	865
Motion Acquisition Ltd., Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 8.10%, 11/12/2029 (aa)		510	490

			5,867

Housewares — 0.0% (g)
SWF Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 4.85%, 10/06/2028 (u) (aa)		349	287

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.00%), 7.97%, 07/21/2030 (aa)		1,172	1,164
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.46%, 12/17/2027 (aa)		250	232

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Leisure Time — continued
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 8.46%, 12/17/2027 (aa)		395	368

			1,764

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 6.70%, 04/08/2027 (aa)		281	281

Retail — 0.3%
1011778 B.C. Unlimited Liability Co., Term B-5 Loan, (Canada), (CME Term SOFR 1 Month + 2.25%), 6.60%, 09/20/2030 (u) (aa)		1,413	1,397
Breitling Holdings S.a r.l., Facility B, (Luxembourg), (EURIBOR 3 Month + 3.90%), 0.00%, 10/25/2028 (u)	EUR	4,500	4,801
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.25%, 01/29/2031 (aa)		5,764	5,604
Great Outdoors Group LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.75%), 8.71%, 03/06/2028 (aa)		2,188	2,186
Gulfside Supply, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.29%, 06/17/2031 (aa)		365	365
Peer Holding III BV, Additional Facility (EUR) 2, (Netherlands), (EURIBOR 3 Month + 3.25%), 0.00%, 07/01/2031 (u)	EUR	3,000	3,340
PetSmart LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.70%, 02/11/2028 (aa)		1,514	1,499
Whatabrands LLC, 2024 Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.60%, 08/03/2028 (aa)		3,990	3,982
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 10/19/2029 (aa)		7,975	7,914

			31,088

Total Consumer Cyclical			49,866

Consumer Non-cyclical — 0.6%
Commercial Services — 0.2%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.70%, 05/12/2028 (aa)		2,151	2,128
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.60%, 01/31/2031 (aa)		1,995	1,991
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.74%, 02/23/2029 (aa)		1,995	1,915
Ensemble RCM LLC, Term B Loan, (CME Term SOFR 3 Month + 3.00%), 8.25%, 08/01/2029 (aa)		852	853
Grant Thornton Advisors LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 06/02/2031 (aa)		1,283	1,285
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.34%, 07/18/2031 (u) (aa)		3,578	3,538
PG Polaris Bidco S.A.R.L., Initial Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.50%), 8.10%, 03/26/2031 (aa)		911	912
Vortex Opco LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 9.12%, 12/17/2028 (aa)		360	256
Wand Newco 3, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 01/30/2031 (aa)		7,085	7,073

			19,951

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Cosmetics/Personal Care — 0.0% (g)
KDC/ONE Development Corp., Inc., 2024 Refinancing Dollar Term Loan, (Canada), (CME Term SOFR 1 Month + 4.50%), 9.36%, 08/15/2028 (aa)		716	716

Food — 0.1%
Best Food of Nature HoldCo III, Facility B, (France), (EURIBOR 1 Month + 4.00%), 7.38%, 09/11/2026 (u)	EUR	5,500	5,772

Healthcare - Products — 0.1%
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 8.27%, 05/10/2027 (aa)		6,544	6,513
Medline Borrower, LP, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 2.25%), 7.10%, 10/23/2028 (aa)		7,083	7,073

			13,586

Healthcare - Services — 0.1%
Catalent Pharma Solutions, Inc., 2021 Incremental Dollar Term B-3, (CME Term SOFR 1 Month + 2.00%), 7.03%, 02/22/2028 (aa)		1,492	1,491
LifePoint Health, Inc., 2024 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.96%, 05/17/2031 (aa)		1,025	1,024
LifePoint Health, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.05%, 11/16/2028 (aa)		552	551
LifePoint Health, Inc., Term Loan B, (CME Term SOFR 3 Month + 3.75%), 3.75%, 05/16/2031 (u) (aa)		2,121	2,117
Parexel International, Inc., Fifth Amendment Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.85%, 11/15/2028 (aa)		247	247
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.65%, 04/29/2025 (aa)		636	471
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.35%, 09/27/2030 (u) (aa)		3,267	3,174
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.67%, 12/19/2030 (aa)		177	177

			9,252

Pharmaceuticals — 0.1%
Bausch Health Companies, Inc., Second Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 5.25%), 10.20%, 02/01/2027 (u) (aa)		2,742	2,629
Cooper Consumer Health, Incremental Facility B2, (France), (EURIBOR 3 Month + 4.75%), 0.00%, 11/06/2028 (u)	EUR	3,775	4,209
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.05%, 08/01/2027 (aa)		977	975
Endo Finance Holdings, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.78%, 04/23/2031 (aa)		2,787	2,783
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.70%, 10/01/2027 (u) (aa)		2,663	2,528

			13,124

Total Consumer Non-cyclical			62,401

Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 9.75%, 12/19/2030 (aa)		1,413	1,401

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Energy — 0.0% (g)
Oil & Gas Services — 0.0% (g)
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 9.35%, 07/31/2031 (aa)	4,226	4,121

Pipelines — 0.0% (g)
Buckeye Partners, L.P., 2024 Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.60%, 11/01/2026 (aa)	422	422
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.60%, 02/03/2031 (aa)	666	662

		1,084

Total Energy		5,205

Financial — 0.5%
Banks — 0.0% (g)
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 3 Month + 3.10%), 5.30%, 06/15/2034 (aa) (bb) (cc)	2,400	2,400

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-4 Loan, (Term SOFR 1 Month + 1.50%), 6.56%, 02/12/2027 (u)	498	497
Avolon TLB Borrower 1, Term B-6 Loan, (CME Term SOFR 1 Month + 2.00%), 6.96%, 06/22/2028 (u) (aa)	564	564
Castlelake Aviation One Designated Activity Co., Initial Term Loan, (Term SOFR 3 Month + 2.50%), 7.25%, 10/22/2026 (u)	288	288
Corpay Technologies Operating Co. LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 6.60%, 04/28/2028 (aa)	942	941
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.85%, 05/17/2031 (aa)	1,179	1,173
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 11.62%, 04/07/2028 (aa)	653	636
Edelman Financial Engines Center LLC,2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 04/07/2028 (aa)	1,995	1,991
Fly Funding II S.a r.l., Replacement Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 5.37%, 08/11/2025 (u)	302	294
Jane Street Group LLC, 2024 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.46%, 01/26/2028 (aa)	695	694
LPL Holdings, Inc., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.05%, 11/12/2026 (aa)	222	222
Osmosis Buyer Ltd.,2024 Refinancing Term B Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 8.70%, 07/31/2028 (aa)	3,500	3,495
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 6.35%, 11/05/2028 (aa)	119	119

		10,914

Insurance — 0.4%
Acrisure LLC, 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 4.76%, 11/06/2030 (u) (aa)	1,496	1,480
AmWINS Group, Inc., Term Loan, (CME Term SOFR 1 Month + 2.25%), 7.21%, 02/19/2028 (aa)	1,995	1,991
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 02/14/2031 (aa)	4,289	4,284
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.21%, 01/20/2029 (aa)	1,475	1,360

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — continued
Insurance — continued
Asurion LLC, New B-8 Term Loan, (Term SOFR 1 Month + 3.25%), 8.21%, 12/23/2026 (u)		6,513		6,505
Asurion LLC, New B-9 Term Loan, (Term SOFR 1 Month + 3.25%), 8.21%, 07/31/2027 (u)		188		185
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.25%, 07/31/2031 (aa)		1,994		1,990
Truist Insurance Holdings LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 05/06/2031 (aa)		3,340		3,332
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.35%, 05/06/2032 (aa)		7,779		7,896
USI, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.35%, 09/27/2030 (aa)		4,987		4,970

				33,993

Investment Companies — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.60%, 01/27/2031 (aa)		285		285

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.46%, 06/02/2028 (aa)		743		734

Total Financial				48,326

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 3 Month + 3.05%), 6.86%, 02/11/2034 (bb) (cc)	EUR	4,000		4,437
Republic of Tanzania, Term Loan, (CME Term SOFR 3 Month + 5.47%), 10.74%, 06/20/2030 (aa) (bb) (cc)		5,000		4,981

Total Government				9,418

Industrial — 0.7%
Aerospace/Defense — 0.1%
Bleriot US Bidco, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.85%, 10/31/2030 (aa)		727		727
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 08/24/2028 (u) (aa)		—	(h)	—	(h)
Ovation Parent, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.10%, 04/21/2031 (aa)		455		456
TransDigm, Inc., New Tranche J Term Loan, (CME Term SOFR 3 Month + 2.50%), 7.10%, 02/28/2031 (aa)		4,988		4,967

				6,150

Building Materials — 0.1%
Chariot Buyer LLC, Amendment No. 2 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.35%, 11/03/2028 (aa)		896		893
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.20%, 11/03/2028 (aa)		997		991
Cornerstone Building Brands, Inc., Tranche C Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.60%, 05/15/2031 (aa)		492		486
EMRLD Borrower LP, Second Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 2.50%), 7.56%, 08/04/2031 (aa)		4,137		4,126
Hobbs & Associates LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.10%, 07/23/2031 (aa)		1,000		997

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Building Materials — continued
Hobbs & Associates LLC, Delayed Draw Term Loan, (CME Term SOFR 3 Month + 1.63%), 1.63%, 07/23/2031 (aa)	100	100
Quikrete Holdings, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 7.10%, 03/19/2029 (aa)	1,125	1,124
Standard Building Solutions, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.92%, 09/22/2028 (aa)	1,342	1,344
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.85%, 08/05/2031 (aa)	3,132	3,095

		13,156

Electronics — 0.1%
Indicor LLC, Tranche C Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 11/22/2029 (aa)	1,232	1,234
LIKEWIZE Corp., Closing Date Term Loan, (CME Term SOFR 3 Month + 6.00%), 10.35%, 08/15/2029 (aa)	1,673	1,624
LIKEWIZE Corp., Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.00%), 1.00%, 08/15/2029	152	147

		3,005

Engineering & Construction — 0.1%
Apple Bidco LLC, Amendment No. 3 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.35%, 09/22/2028 (aa)	155	156
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.75%, 08/01/2030 (aa)	8,161	7,923
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.75%), 8.00%, 07/01/2031 (aa)	3,376	3,367
Chromalloy Corp., Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.08%, 03/27/2031 (aa)	1,944	1,844

		13,290

EnvironmentalControl — 0.1%
Filtration Group Corp., 2021 Incremental Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/21/2028 (aa)	4,987	4,986
GFL Environmental, Inc., 2024 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 2.00%), 7.32%, 07/03/2031 (aa)	1,761	1,758

		6,744

Hand/MachineTools — 0.0% (g)
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 08/19/2031 (aa)	450	450
Madison Safety & Flow LLC, Term Loan B, (CME Term SOFR 3 Month + 3.25%), 8.21%, 09/19/2031 (u) (aa)	1,177	1,176

		1,626

Machinery - Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B-2 Loan, (CME Term SOFR 1 Month + 2.00%), 7.20%, 03/02/2027 (aa)	1,995	1,996

Machinery - Diversified — 0.1%
CD&R Hydra Buyer, Inc., First Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.95%, 03/25/2031 (aa)	853	847
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 5.00%), 10.33%, 02/15/2029 (aa)	6,006	5,971
SPX Flow, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 04/05/2029 (aa)	950	951

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Machinery - Diversified — continued
TK Elevator Midco GmbH, Facility B2 (USD), (Germany), (CME Term SOFR 6 Month + 3.50%), 8.59%, 04/30/2030 (aa)	5,162	5,171

		12,940

Metal Fabricate/Hardware — 0.0% (g)
Doncasters US Finance LLC, Delayed Draw Term Loan, (CME Term SOFR 3 Month + 2.00%), 1.50%, 04/23/2030 (aa)	223	221
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 7.00%), 11.10%, 04/23/2030 (aa)	2,219	2,196

		2,417

Packaging & Containers — 0.1%
Berry Global, Inc., Term AA Loan, (CME Term SOFR 3 Month + 1.75%), 7.32%, 07/01/2029 (aa)	744	746
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.10%, 06/28/2028 (aa)	1,467	1,384
Mauser Packaging Solutions Holding Co., Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.70%, 04/15/2027 (aa)	549	550
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.60%, 09/15/2028 (aa)	323	323

		3,003

Transportation — 0.0% (g)
Genesee & Wyoming, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.60%, 04/10/2031 (aa)	2,433	2,427

Total Industrial		66,754

Technology — 1.0%
Computers — 0.2%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.57%, 05/25/2028 (aa)	1,210	932
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.57%, 05/25/2028 (aa)	246	190
McAfee Corp., First Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.45%, 03/01/2029 (aa)	6,878	6,846
NCR Atleos LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 10.10%, 03/27/2029 (aa)	1,583	1,597
Peraton Corp., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.70%, 02/01/2028 (u) (aa)	4,923	4,727
Peraton Corp., Term B-1 Loan (Second Lien), (CME Term SOFR 3 Month + 8.00%), 12.97%, 02/01/2029 (aa)	1,199	1,123
Tempo Acquisition LLC, Sixth Incremental Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.10%, 08/31/2028 (aa)	4,985	4,986

		20,401

Semiconductors — 0.0% (g)
Icon Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.95%, 09/11/2031 (u) (aa)	1,425	1,414

Software — 0.8%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.45%, 12/11/2028 (aa)	2,028	2,017
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.70%, 12/10/2029 (aa)	458	442

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 02/15/2029 (u) (aa)	15,550	15,436
Azalea TopCo, Inc., Initial Term Loan (2024) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.35%, 04/30/2031 (aa)	811	809
Boxer Parent Co. Inc., 2031 New Dollar Term Loan, (CME Term SOFR 3 Month + 3.75%), 9.01%, 07/30/2031 (aa)	3,371	3,362
Boxer Parent Co. Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 11.01%, 07/30/2032 (aa)	1,366	1,344
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 07/06/2029 (aa)	4,604	4,551
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.60%, 03/30/2029 (aa)	5,934	5,904
Cloud Software Group, Inc., Third Amendment Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.10%, 03/21/2031 (aa)	2,383	2,388
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031	17,063	17,127
Cotiviti, Inc., Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.45%, 05/01/2031 (aa)	3,990	3,985
Ellucian Holdings, Inc., Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.45%, 10/09/2029 (u) (aa)	919	921
Genesys Cloud Services Holdings I LLC, 2024 Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.71%, 12/01/2027 (aa)	805	805
Mitchell International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.10%, 06/17/2031 (aa)	3,802	3,743
Modena Buyer LLC, Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.10%, 07/01/2031 (aa)	2,241	2,141
Planview Parent, Inc., 2024-A Incremental Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 10.60%, 12/18/2028 (aa)	197	192
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.51%, 06/02/2028 (aa)	1,842	1,810
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 3 Month + 3.75%), 9.00%, 10/28/2030 (aa)	591	592
Project Boost Purchaser LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.79%, 07/16/2031 (aa)	2,546	2,544
RealPage, Inc., Initial Loan (Second Lien), (CME Term SOFR 1 Month + 6.50%), 11.46%, 04/23/2029 (aa)	338	324
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.96%, 04/24/2028 (aa)	2,891	2,805
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.00%), 10.22%, 07/14/2028 (aa)	1,821	1,473
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.55%, 02/10/2031 (aa)	1,821	1,821

		76,536

Total Technology		98,351

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024 Term Loan (05/15), (CME Term SOFR 1 Month + 2.00%), 6.85%, 12/16/2027 (aa)	830	826
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 7.00%), 11.60%, 07/20/2028 (aa)	158	156

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Electric — continued
Nautilus Power LLC, Term Loan, (Term SOFR 3 Month + 0.00%), 10.85%, 11/16/2026 (u)		624	621

Total Utilities			1,603

Total Loan Assignments (Cost $429,485)			422,856

Short-Term Investments — 2.4%
Commercial Papers — 0.1%
CommonSpirit Health, Series B, 5.73%, 11/14/2024 (n)		1,093	1,086
Congara Brands, Inc., 5.67%, 10/02/2024 (e) (n)		4,411	4,410

Total Commercial Papers			5,496

Corporate Bond — 0.0% (g)
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.91%, 09/04/2025 (n) (aa)		488	488

Time Deposits — 2.2%
Australia & New Zealand Banking Group Ltd., 4.18%, 10/01/2024		839	839
Citibank NA,
2.33%, 10/01/2024	EUR	35,476	39,489
4.18%, 10/01/2024		81,811	81,811
Royal Bank of Canada,
3.03%, 10/01/2024	CAD	1	1
3.91%, 10/01/2024	GBP	1,351	1,807
4.18%, 10/01/2024		28,956	28,956
Skandinaviska Enskilda Banken AB, 0.15%, 10/01/2024	CHF	1	1
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2024	JPY	6,896	48
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		72,497	72,497

Total Time Deposits			225,449

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
4.64%, 11/29/2024 (n)		700	695
4.78%, 11/05/2024 (n)		696	693
5.17%, 10/15/2024 (n)		925	923
5.23%, 10/03/2024 (n)		3,716	3,715
5.30%, 10/29/2024 (n) (ii)		83	83
5.32%, 10/08/2024 (n)		164	164

Total U.S. Treasury Obligations			6,273

Total Short-Term Investments (Cost $237,705)			237,706

Total Investments — 98.8% (Cost - $9,644,098)*			9,925,641
Other Assets in Excess of Liabilities — 1.2%			125,056

NET ASSETS — 100.0%			$10,050,697

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	1,303	12/2024	EUR	155,398	52
U.S. Treasury 2 Year Note	655	12/2024	USD	136,243	156
U.S. Treasury 5 Year Note	317	12/2024	USD	34,764	69
U.S. Treasury 10 Year Note	433	12/2024	USD	49,519	(36)
U.S. Treasury Long Bond	52	12/2024	USD	6,473	(15)

					226

Short Contracts
Euro BOBL	(104)	12/2024	EUR	(13,806)	(92)
Euro Bund	(152)	12/2024	EUR	(22,665)	(164)
Euro Buxl	(39)	12/2024	EUR	(5,889)	(27)
U.S. Treasury 5 Year Note	(205)	12/2024	USD	(22,551)	25
U.S. Treasury Long Bond	(45)	12/2024	USD	(5,612)	24
U.S. Treasury Ultra Bond	(31)	12/2024	USD	(4,153)	27

					(207)

Total unrealized appreciation (depreciation)					19

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	4,358	USD	799	Citibank, NA	10/02/2024	1
BRL	797	USD	146	Citibank, NA	10/02/2024	—	(h)
USD	631	EUR	564	Bank of America, NA	10/02/2024	3
USD	15,589	EUR	13,991	Bank of America, NA	10/02/2024	15
USD	14,987	EUR	13,435	Bank of America, NA	10/02/2024	32
USD	2,587	EUR	2,314	Bank of America, NA	10/02/2024	11
USD	3,792	EUR	3,401	Barclays Bank plc	10/02/2024	6
USD	1,391	EUR	1,248	Citibank, NA	10/02/2024	1
USD	63,132	EUR	56,647	Morgan Stanley & Co.	10/02/2024	76
TRY	261,989	USD	7,493	Barclays Bank plc	10/16/2024	53
EUR	17,400	USD	19,056	Citibank, NA	10/17/2024	326
EUR	5,239	USD	5,736	Citibank, NA	10/17/2024	100
USD	5,587	EUR	4,989	Citibank, NA	10/17/2024	30
USD	4,803	EUR	4,296	Citibank, NA	10/17/2024	18
EUR	5,300	USD	5,802	Citibank, NA	10/17/2024	101
EUR	27,500	USD	30,603	Citibank, NA	10/17/2024	29
USD	5,075	EUR	4,539	Citibank, NA	10/17/2024	19
USD	4,173	EUR	3,743	Citibank, NA	10/17/2024	4
GBP	7,400	USD	9,645	Citibank, NA	10/17/2024	248
USD	401	CZK	9,051	Bank of America, NA	10/18/2024	1
CZK	4,007	USD	171	Barclays Bank plc	10/18/2024	6
CZK	6,288	USD	269	Barclays Bank plc	10/18/2024	8
INR	600	USD	7	Citibank, NA	10/24/2024	—	(h)
INR	557	USD	7	Citibank, NA	10/24/2024	—	(h)
INR	591	USD	7	Citibank, NA	10/24/2024	—	(h)
INR	591	USD	7	Citibank, NA	10/24/2024	—	(h)
INR	288	USD	3	Citibank, NA	10/24/2024	—	(h)
INR	872	USD	10	Citibank, NA	10/24/2024	—	(h)
BRL	40,647	USD	7,239	Citibank, NA	11/04/2024	192
USD	136,999	EUR	122,550	Barclays Bank plc	11/04/2024	381
USD	2,581	EUR	2,314	Goldman Sachs International	11/05/2024	1
USD	2,634	GBP	1,968	HSBC Bank plc	11/05/2024	3
EGP	151,678	USD	3,048	Citibank, NA	11/12/2024	40
TRY	27,169	USD	744	Barclays Bank plc	11/27/2024	2
EGP	251,500	USD	5,000	Bank of America, NA	12/03/2024	76
EGP	90,037	USD	1,790	Citibank, NA	12/03/2024	27
EGP	266,325	USD	5,300	Morgan Stanley & Co.	12/03/2024	75
TRY	93,039	USD	2,480	Barclays Bank plc	12/13/2024	33
EGP	132,902	USD	2,645	Citibank, NA	12/18/2024	18
EGP	84,781	USD	1,679	Citibank, NA	12/18/2024	20
USD	45	EUR	40	BNP Paribas	12/18/2024	—	(h)
USD	56	EUR	50	Morgan Stanley & Co.	12/18/2024	—	(h)
USD	34,987	MXN	685,476	Barclays Bank plc	12/18/2024	593
USD	1,583	MXN	31,135	Morgan Stanley & Co.	12/18/2024	21
USD	1,964	MXN	38,503	Morgan Stanley & Co.	12/18/2024	32
TRY	64,477	USD	1,717	Barclays Bank plc	12/20/2024	11
EGP	46,781	USD	920	Citibank, NA	12/26/2024	14
TRY	206,992	USD	5,439	Barclays Bank plc	01/06/2025	14

Total unrealized appreciation						2,641

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	928	BRL	5,155	Citibank, NA	10/02/2024	(18)
USD	18,029	EUR	16,348	Bank of America, NA	10/02/2024	(169)
EUR	122,550	USD	136,813	Barclays Bank plc	10/02/2024	(396)
USD	3,379	EUR	3,039	Citibank, NA	10/02/2024	(3)
USD	14,255	EUR	12,834	Citibank, NA	10/02/2024	(31)
USD	1,156	EUR	1,043	Citibank, NA	10/02/2024	(5)
EUR	2,314	USD	2,577	Goldman Sachs International	10/02/2024	(1)
EUR	50	USD	56	Morgan Stanley & Co.	10/02/2024	(—	)(h)
USD	183	GBP	139	Barclays Bank plc	10/02/2024	(2)
GBP	1,968	USD	2,634	HSBC Bank plc	10/02/2024	(3)
USD	202	GBP	154	Morgan Stanley & Co.	10/02/2024	(3)
USD	2,598	GBP	1,968	Morgan Stanley & Co.	10/02/2024	(33)
USD	2,605	PEN	9,940	Citibank, NA	10/11/2024	(76)
USD	1,766	PEN	6,647	Bank of America, NA	10/16/2024	(27)
USD	4,152	EUR	3,783	Citibank, NA	10/17/2024	(61)
USD	3,671	EUR	3,313	Citibank, NA	10/17/2024	(19)
USD	13,044	EUR	11,925	Citibank, NA	10/17/2024	(239)
USD	236,878	EUR	217,676	Citibank, NA	10/17/2024	(5,587)
USD	3,294	EUR	3,025	Citibank, NA	10/17/2024	(76)
USD	5,330	EUR	4,800	Citibank, NA	10/17/2024	(17)
EUR	14,300	USD	15,970	Citibank, NA	10/17/2024	(41)
USD	236,889	EUR	217,739	Citibank, NA	10/17/2024	(5,646)
USD	236,788	EUR	217,613	Citibank, NA	10/17/2024	(5,606)
USD	4,798	EUR	4,406	Citibank, NA	10/17/2024	(110)
USD	4,259	EUR	3,917	Citibank, NA	10/17/2024	(104)
USD	252,515	EUR	232,107	Citibank, NA	10/17/2024	(6,024)
USD	4,967	EUR	4,604	Citibank, NA	10/17/2024	(162)
USD	3,191	EUR	2,903	Citibank, NA	10/17/2024	(43)
USD	5,800	EUR	5,300	Citibank, NA	10/17/2024	(104)
USD	3,334	EUR	3,043	Citibank, NA	10/17/2024	(56)
USD	236,139	EUR	217,047	Citibank, NA	10/17/2024	(5,625)
USD	3,415	EUR	3,126	Citibank, NA	10/17/2024	(67)
USD	7,043	EUR	6,424	Citibank, NA	10/17/2024	(113)
USD	10,863	EUR	9,980	Citibank, NA	10/17/2024	(253)
USD	236,077	EUR	216,984	Citibank, NA	10/17/2024	(5,617)
USD	5,618	GBP	4,250	Citibank, NA	10/17/2024	(64)
USD	4,274	GBP	3,250	Citibank, NA	10/17/2024	(71)
USD	3,212	GBP	2,461	Citibank, NA	10/17/2024	(78)
USD	3,347	GBP	2,504	Citibank, NA	10/17/2024	(—	)(h)
USD	4,306	GBP	3,300	Citibank, NA	10/17/2024	(106)
USD	2,553	GBP	1,975	Citibank, NA	10/17/2024	(87)
USD	6,748	GBP	5,250	Citibank, NA	10/17/2024	(271)
USD	251,203	GBP	195,802	Citibank, NA	10/17/2024	(10,573)
USD	3,204	GBP	2,500	Citibank, NA	10/17/2024	(139)
USD	5,341	GBP	4,000	Citibank, NA	10/17/2024	(7)
USD	3,580	GBP	2,766	Citibank, NA	10/17/2024	(118)
USD	248	CZK	5,756	Morgan Stanley & Co.	10/18/2024	(6)
INR	908	USD	11	Citibank, NA	10/24/2024	(—	)(h)
NGN	377,428	USD	225	Citibank, NA	10/29/2024	(4)
NGN	950,913	USD	564	Bank of America, NA	10/31/2024	(8)
USD	799	BRL	4,373	Citibank, NA	11/04/2024	(1)

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
NGN	1,313,305	USD	785	Bank of America, NA	11/18/2024	(26)
NGN	1,462,720	USD	896	Bank of America, NA	11/18/2024	(50)
KZT	425,700	USD	879	Barclays Bank plc	11/19/2024	(4)
KZT	360,307	USD	743	Citibank, NA	11/19/2024	(2)
TRY	105,765	USD	2,909	Barclays Bank plc	11/29/2024	(9)
USD	95,116	EUR	85,193	UBS AG LONDON	12/18/2024	(19)
USD	222	GBP	168	Morgan Stanley & Co.	12/18/2024	(3)
USD	43	GBP	33	UBS AG LONDON	12/18/2024	(1)
USD	18,188	GBP	13,861	UBS AG LONDON	12/18/2024	(340)
USD	2,007	MXN	40,288	Barclays Bank plc	12/18/2024	(14)
USD	435	MXN	8,725	Citibank, NA	12/18/2024	(3)
KZT	357,008	USD	733	Citibank, NA	12/24/2024	(6)
KZT	376,398	USD	774	Citibank, NA	12/31/2024	(9)

Total unrealized depreciation						(48,356)

Net unrealized appreciation (depreciation)						(45,715)

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Receive	01/04/2027	BRL	50,600	—	193	193
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	85,200	—	(887)	(887)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	45,000	—	(104)	(104)
Brazil Cetip DI Interbank Deposite 1 Year	0.00% maturity	Pay	01/04/2027	BRL	3,500	—	(8)	(8)
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	241,300	112	60	172
ICE LIBOR EUR 6 Month	2.50% annually	Pay	03/19/2030	EUR	10,000	(123)	(72)	(195)
ICE LIBOR EUR 6 Month	2.50% annually	Pay	03/19/2035	EUR	16,561	183	113	296
ICE LIBOR EUR 6 Month	2.25% annually	Receive	03/19/2055	EUR	3,905	(24)	19	(5)
SONIA Interest Rate Benchmark	4.00% annually	Pay	09/18/2029	GBP	35,650	827	(53)	774
United States SOFR	3.75% annually	Receive	06/20/2029	USD	2,100	5	(39)	(34)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	45	485	530
United States SOFR	3.75% annually	Receive	12/18/2029	USD	43,600	1,082	14	1,096
United States SOFR	3.75% annually	Pay	06/20/2034	USD	1,300	12	28	40
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	1,213	902
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(28)	266
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(62)	(23)
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	888	514
United States SOFR	3.50% annually	Receive	12/18/2054	USD	5,300	(163)	(35)	(198)
United States SOFR	3.50% annually	Receive	12/18/2054	USD	6,700	80	(331)	(251)

Total						1,684	1,394	3,078

(a)	Value of floating rate index as of September 30, 2024 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	10.65%
Czech Interbank Offered Rates 6 Month	3.94%
ICE LIBOR EUR 6 Month	3.11%
SONIA Interest Rate Benchmark	4.95%
United States SOFR	4.96%

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
State of Israel, 2.88%, 03/16/2026	1.00	quarterly	Citibank, NA	06/20/2025	0.89	USD	200	— (h)	(—) (h)	—	(h)
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Goldman Sachs	06/20/2026	0.99	EUR	10	1	(—) (h)	1
Adler Real Estate, 3.00%, 04/27/2026	5.00	quarterly	Goldman Sachs	06/20/2026	5.50	EUR	100	(3)	3	—	(h)
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Goldman Sachs	06/20/2027	1.33	EUR	70	2	5	7
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Barclays Bank plc	06/20/2027	1.33	EUR	49	2	4	6
State of Israel, 2.88%, 03/16/2026	1.00	quarterly	Citibank, NA	06/20/2027	1.20	USD	4,600	(26)	4	(22)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	quarterly	Bank of America, NA	12/20/2027	4.93	EUR	200	(50)	50	—	(h)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	quarterly	Barclays Bank plc	06/20/2029	3.30	EUR	127	16	(6)	10
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	quarterly	Goldman Sachs	06/20/2029	3.30	EUR	100	12	(4)	8
Intrum AB, 4.88%, 08/15/2025	5.00	quarterly	Goldman Sachs	06/20/2029	29.07	EUR	59	(16)	2	(14)
Intrum AB, 4.88%, 08/15/2025	5.00	quarterly	Goldman Sachs	06/20/2029	29.07	EUR	39	(9)	(—) (h)	(9)
China Government International Bond, 7.50%, 10/28/2027	1.00	quarterly	Morgan Stanley Capital Service	06/20/2029	0.55	USD	1,100	20	1	21
China Government International Bond, 7.50%, 10/28/2027	1.00	quarterly	Morgan Stanley Capital Service	12/20/2029	0.60	USD	1,100	20	1	21
Saudi International Bond, 4.75%, 01/16/2030	1.00	quarterly	Barclays Bank Plc Wholesale	12/20/2029	0.62	USD	13,100	256	(17)	239
China Government International Bond, 7.50%, 10/28/2027	1.00	quarterly	Morgan Stanley Capital Service	12/20/2029	0.60	USD	8,300	153	8	161
Saudi International Bond, 4.75%, 01/16/2030	1.00	quarterly	Morgan Stanley Capital Service	12/20/2029	0.62	USD	8,300	160	(9)	151

Total								538	42	580

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of September 30, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.82	USD	2,700	—	(21)	(21)
United Mexican States, 4.14%, 03/28/2027	1.00	quarterly	Morgan Stanley Capital Service	06/20/2029	1.10	USD	3,400	25	(12)	13
Republic of Panama, 8.88%, 09/30/2027	1.00	quarterly	Barclays Bank Plc Wholesale	06/20/2029	1.45	USD	1,200	39	(16)	23
Republic of Panama, 8.88%, 09/30/2027	1.00	quarterly	Bank of America, NA	06/20/2029	1.45	USD	1,100	26	(5)	21
China Government International Bond, 7.50%, 10/28/2027	1.00	quarterly	Morgan Stanley Capital Service	06/20/2029	0.55	USD	1,100	(21)	(—) (h)	(21)
Korea International Bond, 2.75%, 01/19/2027	1.00	quarterly	Morgan Stanley Capital Service	12/20/2029	0.32	USD	900	(30)	(—) (h)	(30)
Matterhorn Telecom SA, Reg. S, 4.00%, 11/15/2027	5.00	quarterly	Goldman Sachs	12/20/2029	2.28	EUR	226	(31)	(2)	(33)
Korea International Bond, 2.75%, 01/19/2027	1.00	quarterly	Morgan Stanley Capital Service	12/20/2029	0.32	USD	5,000	(165)	— (h)	(165)
Korea International Bond, 2.75%, 01/19/2027	1.00	quarterly	Barclays Bank Plc Wholesale	12/20/2029	0.32	USD	1,850	(61)	— (h)	(61)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	quarterly	Barclays Bank Plc Wholesale	06/20/2034	0.93	USD	8,500	(94)	42	(52)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	quarterly	Morgan Stanley Capital Service	06/20/2034	0.93	USD	5,200	(58)	27	(31)

Total								(370)	13	(357)

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.40 12/28	1.00	quarterly	12/20/2028	1.40	USD	2,200	(73)	40	(33)
CDX.NA.IG.41-V1	1.00	quarterly	12/20/2028	0.42	USD	820	8	11	19
CDX.EM HY.40 12/28	1.00	quarterly	12/20/2028	2.45	USD	15,600	(1,417)	583	(834)
CDX.NA.HY.42 06/29	5.00	quarterly	06/20/2029	3.07	USD	96,295	6,107	1,432	7,539
CDX.EM.41 06/29	1.00	quarterly	06/20/2029	1.53	USD	700	(27)	11	(16)
CDX.NA.IG.42-V1	1.00	quarterly	06/20/2029	0.48	USD	8,726	181	18	199
CDX.EM.42 12/29	1.00	quarterly	12/20/2029	1.63	USD	800	(24)	1	(23)
ITRX EUR XOVER 12/29	5.00	quarterly	12/20/2029	3.11	EUR	17,400	1,637	(4)	1,633
CDX.NA.HY.43 12/29	5.00	quarterly	12/20/2029	3.32	USD	132,500	9,747	36	9,783

Total							16,139	2,128	18,267

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PIK	—	Payment in Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2024.
(a)	—	Non-income producing security.
(c)	—	All or a portion of this security is held by the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2024.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2024. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2024.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024
(bb)	—	Security has been valued using significant unobservable inputs.

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	—	Approximately $12,307 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $795 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $335 of these investments are restricted as collateral for forwards to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PYG	—	Paraguayan Guarani
TRY	—	Turkish Lira
USD	—	United States Dollar

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 83.0%
Asset-Backed Securities — 12.6%
BBAM European CLO I DAC, Series 1A, Class AR, 4.56%, 07/22/2034 (e) (z)	EUR	250	277
Carvana Auto Receivables Trust,
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)		240	240
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)		240	240
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)		240	240
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)		240	240
Dryden Euro CLO, Series 2020-74A, Class A, 4.67%, 04/18/2033 (e) (z)	EUR	250	278
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027 (w)		120	120
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 6.56%, 07/20/2034 (e) (aa)		250	250
PK ALIFT Loan Funding 4 LP, (Cayman Islands), Series 2024-2, Class A, 5.05%, 10/15/2039 (e) (w)		240	240
PRET LLC,
Series 2022-RN1, Class A1, SUB, 3.72%, 07/25/2051 (e)		365	362
Series 2022-RN2, Class A1, SUB, 5.00%, 06/25/2052 (e)		408	403
Providus CLO II DAC, Series 2A, Class ARR, 4.34%, 10/15/2038 (e) (z)	EUR	250	278

Total Asset-Backed Securities (Cost $3,174)			3,168

Collateralized Mortgage Obligations — 26.4%
FHLMC REMICS,
Series 5010, Class IK, IO, 2.50%, 09/25/2050		62	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050		224	36
Series 5013, Class IN, IO, 2.50%, 09/25/2050		76	12
Series 5059, Class IB, IO, 2.50%, 01/25/2051		706	113
Series 5069, Class MI, IO, 2.50%, 02/25/2051		566	85
Series 5071, Class IH, IO, 2.50%, 02/25/2051		623	78
Series 5274, Class IO, IO, 2.50%, 01/25/2051		624	103
FHLMC Strips, Series 362, Class C4, IO, 3.00%, 12/15/2047		8,840	1,430
FNMA REMICS,
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050		1,599	242
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051		693	99
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 6.40%, 11/20/2066 (aa)		386	387
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 5.82%, 08/20/2067 (aa)		226	227
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 6.47%, 04/20/2068 (aa)		470	480
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 6.85%, 03/20/2071 (aa)		995	1,008
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 6.13%, 05/20/2072 (aa)		909	904
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.25%, 08/20/2072 (aa)		935	936
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)		240	240
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)		120	120
RCKT Mortgage Trust, Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)		120	120

Total Collateralized Mortgage Obligations (Cost $6,607)			6,629

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 31.7%
FNMA or FHLMC, Single Family, 30 years,
TBA, 4.00%, 10/01/2054 (w)	1,450	1,391
TBA, 4.50%, 10/01/2054 (w)	1,000	983
TBA, 5.50%, 11/01/2050 (w)	1,000	1,012
TBA, 6.00%, 11/01/2054 (w)	1,500	1,534
TBA, 6.50%, 11/01/2041 (w)	2,000	2,061
TBA, 7.00%, 10/01/2054 (w)	500	519
GNMA, Single Family, 30 years,
TBA, 3.00%, 10/01/2054 (w)	250	228
TBA, 4.50%, 10/01/2054 (w)	250	247

Total Mortgage-Backed Securities (Cost $7,999)		7,975

Loan Assignments — 12.3% (o)
Basic Materials — 0.8%
Chemicals — 0.4%
Medline Borrower, LP, Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 0.00%, 10/23/2028 (u) (aa)	100	100

Mining — 0.4%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.70%, 05/12/2028 (u) (aa)	100	99

Total Basic Materials		199

Communications — 0.4%
Telecommunications — 0.4%
Iridium Communications Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 7.10%, 09/20/2030 (u) (aa)	100	98

Consumer, Cyclical — 2.4%
Airlines — 0.8%
AAdvantage Loyalty IP Ltd., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 10.29%, 04/20/2028 (u) (aa)	95	98
Envestnet, Inc., Term Loan, (CME Term SOFR 1 Month + 3.50%), 0.00%, 09/19/2031 (u) (aa)	100	99

		197

Entertainment — 0.8%
Asurion LLC, New B-11 Term Loan, (CME Term SOFR 1 Month + 4.25%), 0.00%, 08/19/2028 (u) (aa)	100	99
UFC Holdings LLC, Term B-3 Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 0.00%, 04/29/2026 (u) (aa)	100	100

		199

Retail — 0.8%
Insulet Corp., 2024-A Incremental Term Loan, (CME Term SOFR 1 Month + 2.50%), 0.00%, 08/04/2031 (u) (aa)	100	100
IRB Holding Corp., 2024 Replacement Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.70%, 12/15/2027 (u) (aa)	100	100

		200

Total Consumer, Cyclical		596

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Consumer, Non-cyclical — 2.0%
Commercial Services — 0.8%
Nouryon Finance BV, 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 6 Month + 3.50%), 7.78%, 04/03/2028 (u) (aa)	100	100
Wand Newco 3, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 01/30/2031 (u) (aa)	100	100

		200

Healthcare—Products — 0.4%
Hub International Ltd.,2024-1 Incremental Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.26%, 06/20/2030 (u) (aa)	100	100

Healthcare—Services — 0.8%
LifePoint Health, Inc., 2024 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.96%, 05/17/2031 (u) (aa)	100	100
Parexel International, Inc., Fifth Amendment Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.85%, 11/15/2028 (u) (aa)	100	100

		200

Total Consumer, Non-cyclical		500

Financial — 2.4%
Diversified Financial Services — 0.4%
Filtration Group Corp., 2021 Incremental Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/21/2028 (u) (aa)	100	100

Insurance — 2.0%
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 08/18/2030 (u) (aa)	100	100
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.45%, 12/11/2028 (u) (aa)	100	99
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.35%, 02/14/2031 (u) (aa)	100	100
HighTower Holding LLC, Amendment No. 7 Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.75%, 08/21/2028 (u) (aa)	100	100
Truist Insurance Holdings LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.85%, 05/06/2031 (u) (aa)	100	100

		499

Total Financial		599

Industrial — 1.3%
Aerospace/Defense — 0.8%
Charter Next Generation, Inc., Initial Term Loan (2024) (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.10%, 12/01/2027 (u) (aa)	100	100
Cloud Software Group, Inc., Third Amendment Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.10%, 03/21/2031 (u) (aa)	100	100

		200

Machinery—Diversified — 0.1%
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 0.00%, 08/24/2028 (u) (aa)	28	28

Packaging & Containers — 0.4%
Boost Newco Borrower LLC, USD Term B-1 Loan, (CME Term SOFR 3 Month + 2.50%), 0.00%, 01/31/2031 (u) (aa)	100	100

Total Industrial		328

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Technology — 2.7%
Software — 2.7%
Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.60%, 02/24/2031 (u) (aa)	100	100
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.60%, 02/06/2030 (u) (aa)	100	100
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.35%, 08/24/2028 (u) (aa)	72	72
Ellucian Holdings, Inc., Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.45%, 10/09/2029 (u) (aa)	100	100
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 0.00%, 05/19/2028 (u) (aa)	100	100
Epicor Software Corp., 2024 Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.25%), 3.25%, 05/30/2031 (u) (aa)	11	10
Epicor Software Corp., Term E Loan, (CME Term SOFR 1 Month + 3.25%), 8.10%, 05/30/2031 (u) (aa)	89	90
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.55%, 02/10/2031 (u) (aa)	100	100

Total Technology		672

Utilities — 0.4%
Electric — 0.4%
Talen Energy Supply LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 3.50%), 0.00%, 05/17/2030 (u) (aa)	65	65
Talen Energy Supply LLC, Initial Term C Loan, (CME Term SOFR 3 Month + 3.50%), 0.00%, 05/17/2030 (u) (aa)	35	35

Total Utilities		100

Total Loan Assignments (Cost $3,101)		3,092

Short-Term Investments — 63.7%
Time Deposits — 51.0%
Citibank NA, 4.18%, 10/01/2024	5,208	5,208
Sumitomo Mitsui Banking Corp., 4.18%, 10/01/2024	7,611	7,611

Total Time Deposits		12,819

U.S. Government Agency Security — 2.0%
FHLB, Zero Coupon, 10/01/2024	500	500

U.S. Treasury Obligation — 10.7%
U.S. Treasury Bill, 4.74%, 10/31/2024 (n)	2,700	2,689

Total Short-Term Investments (Cost $16,008)		16,008

Total Investments, Before Short Positions — 146.7% (Cost—$36,889)*		36,872
Liabilities in Excess of Other Assets — (46.7)%		(11,745)

NET ASSETS — 100.0%		$25,127

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short Positions — 2.0%
Mortgage-Backed Securities — 2.0%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 10/01/2052 (w)	300	259
TBA, 3.50%, 10/01/2054 (w)	250	232

Total Mortgage-Backed Securities (Proceeds $495)		491

Total Securities Sold Short— 2.0% (Proceeds $495) *		491

Percentages indicated are based on net assets.

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	3	12/2024	USD	335	3
MSCI EAFE Index	10	12/2024	USD	1,214	30
MSCI Emerging Markets Index	9	12/2024	USD	494	33
NASDAQ 100 E-mini Index	2	12/2024	USD	783	27
S&P MidCap 400 E-mini Index	2	12/2024	USD	621	9
SOFR 3 Month	33	03/2026	USD	8,011	(6)
U.S. Dollar Index	26	12/2024	USD	2,604	9

					105

Short Contracts
U.S. Treasury Long Bond	(10)	12/2024	USD	(1,261)	19

Total unrealized appreciation (depreciation)					124

Forward foreign currency exchange contracts outstanding as of September 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	564	EUR	503	Barclays Bank plc	11/04/2024	3

Net unrealized appreciation (depreciation)						3

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Total Return Swap contracts outstanding as of September 30, 2024:

REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR Secured Overnight Financing Rate	quarterly	Morgan Stanley & Co.	12/20/2024	USD	1,800	(—	)(h)	(1)	(1)

Total							(—	)(h)	(1)	(1)

Six Circles Multi-Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

CLO	—	Collateralized Loan Obligations
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2024.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2024.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2024. Unless otherwise indicated, the coupon rate is undetermined.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024
*	—	The cost of securities is substantially the same for federal income tax purposes.
EUR	—	Euro
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$118,615	$—	$118,615
Certificates of Deposit
Financial	—	1,732	—	1,732
Collateralized Mortgage Obligations	—	25,948	—	25,948
Commercial Mortgage-Backed Securities	—	22,615	—	22,615
Corporate Bonds
Basic Materials	—	4,227	—	4,227
Communications	—	42,960	—	42,960
Consumer Cyclical	—	33,400	—	33,400
Consumer Non-cyclical	—	36,603	—	36,603
Energy	—	17,792	—	17,792
Financial	—	136,386	—	136,386
Industrial	—	27,259	—	27,259
Technology	—	14,131	—	14,131
Utilities	—	13,705	—	13,705

Total Corporate Bonds	—	326,463	—	326,463

Foreign Government Security	—	505	—	505
Mortgage-Backed Securities	—	5,761	—	5,761
U.S. Government Agency Securities	—	3,397	—	3,397
U.S. Treasury Obligations	—	62,453	—	62,453
Short-Term Investments
Certificate of Deposit	—	4,013	—	4,013
Commercial Papers	—	27,683	—	27,683
Repurchase Agreement	—	8,000	—	8,000
Time Deposits	—	4,004	—	4,004
U.S. Treasury Obligations	—	49,210	—	49,210

Total Short-Term Investments	—	92,910	—	92,910

Total Investments in Securities	$—	$660,399	$—	$660,399

Appreciation in Other Financial Instruments
Futures contracts	$64	$—	$—	$64
Forward Foreign Currency Exchange contracts	—	88	—	88

Total Appreciation in Other Financial Instruments	$64	$88	$—	$152

Depreciation in Other Financial Instruments
Futures contracts	$(218)	$—	$—	$(218)
Forward Foreign Currency Exchange contracts	—	(489)	—	(489)

Total Depreciation in Other Financial Instruments	$(218)	$(489)	$—	$(707)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$65,475	$—	$65,475
Certificates of Deposit
Financial	—	1,940	—	1,940
Collateralized Mortgage Obligations	—	21,330	—	21,330
Commercial Mortgage-Backed Securities	—	6,972	—	6,972
Corporate Bonds
Communications	—	2,856	—	2,856
Consumer Cyclical	—	15,030	—	15,030
Consumer Non-cyclical	—	8,763	—	8,763
Energy	—	776	—	776
Financial	—	66,098	—	66,098
Industrial	—	6,178	—	6,178
Technology	—	3,186	—	3,186
Utilities	—	3,140	—	3,140

Total Corporate Bonds	—	106,027	—	106,027

Foreign Government Security	—	808	—	808
Mortgage-Backed Securities	—	6,804	—	6,804
Municipal Bonds	—	497,494	—	497,494
U.S. Government Agency Security	—	600	—	600
U.S. Treasury Obligation	—	10,131	—	10,131
Short-Term Investments
Municipal Bonds	—	28,324	—	28,324
Repurchase Agreement	—	13,600	—	13,600
Time Deposits	—	22,762	—	22,762
U.S. Treasury Obligations	—	628	—	628

Total Short-Term Investments	—	65,314	—	65,314

Total Investments in Securities	$—	$782,895	$—	$782,895

Appreciation in Other Financial Instruments
Futures contracts	$88	$—	$—	$88
Forward Foreign Currency Exchange contracts	—	95	—	95

Total Appreciation in Other Financial Instruments	$88	$95	$—	$183

Depreciation in Other Financial Instruments
Futures contracts	$(209)	$—	$—	$(209)
Forward Foreign Currency Exchange contracts	—	(337)	—	(337)

Total Depreciation in Other Financial Instruments	$(209)	$(337)	$—	$(546)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$346,459	$—	$—	$346,459
Communications	4,203,993	—	—	4,203,993
Consumer Cyclical	2,638,528	—	—	2,638,528
Consumer Non-cyclical	4,280,872	—	—	4,280,872
Energy	756,737	—	—	756,737
Financial	4,081,685	—	—	4,081,685
Industrial	1,605,646	—	—	1,605,646
Technology	7,902,804	—	—	7,902,804
Utilities	167,589	—	—	167,589

Total Common Stocks	25,984,313	—	—	25,984,313

Short-Term Investments
Time Deposits	—	72,184	—	72,184

Total Investments in Securities	$25,984,313	$72,184	$—	$26,056,497

Appreciation in Other Financial Instruments
Futures contracts	$1,034	$—	$—	$1,034

Depreciation in Other Financial Instruments
Futures contracts	$(48)	$—	$—	$(48)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$40,986	$—	$40,986
Belgium	13,659	300,386	—	314,045
Chile	—	25,352	—	25,352
China	—	1,811	—	1,811
Denmark	—	1,256,259	—	1,256,259
Finland	—	190,498	—	190,498
France	1,160	1,888,684	—	1,889,844
Germany	—	2,317,428	—	2,317,428
Hong Kong	—	47,349	—	47,349
Ireland	16,151	110,860	—	127,011
Italy	—	495,709	—	495,709
Japan	—	334,790	—	334,790
Jordan	—	3,946	—	3,946
Luxembourg	—	28,102	—	28,102
Netherlands	15,070	1,667,411	—	1,682,481
Norway	7,606	84,434	—	92,040
Poland	—	3,336	—	3,336
Portugal	886	17,753	—	18,639
Spain	—	387,491	—	387,491
Sweden	6,203	514,825	—	521,028
Switzerland	3,352	2,534,876	—	2,538,228
Taiwan	—	331,936	—	331,936
United Arab Emirates	—	—	—	—
United Kingdom	62,177	3,053,253	—	3,115,430

Total Common Stocks	126,264	15,637,475	—	15,763,739

Preferred Stocks
Germany	—	46,066	—	46,066
Short-Term Investments
Time Deposits	—	139,311	—	139,311

Total Investments in Securities	$126,264	$15,822,852	$—	$15,949,116

Appreciation in Other Financial Instruments
Futures contracts	$1,661	$—	$—	$1,661

Depreciation in Other Financial Instruments
Futures contracts	$(305)	$—	$—	$(305)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$58,666	$—	$58,666
Collateralized Mortgage Obligations	—	282,357	—	282,357
Commercial Mortgage-Backed Securities	—	53,281	—	53,281
Corporate Bonds
Basic Materials	—	91,102	—	91,102
Communications	—	202,417	—	202,417
Consumer Cyclical	—	218,960	—	218,960
Consumer Non-cyclical	—	495,767	—	495,767
Energy	—	123,275	—	123,275
Financial	—	1,421,064	—	1,421,064
Government	—	182,348	—	182,348
Industrial	—	301,934	—	301,934
Technology	—	107,197	—	107,197
Utilities	—	302,993	—	302,993

Total Corporate Bonds	—	3,447,057	—	3,447,057

Foreign Government Securities	—	7,193,251	—	7,193,251
Mortgage-Backed Securities	—	1,849,072	—	1,849,072
Municipal Bonds	—	8,771	—	8,771
U.S. Government Agency Securities	—	13,225	—	13,225
U.S. Treasury Obligations	—	892,903	—	892,903
Short-Term Investments
Time Deposits	—	79,015	—	79,015
U.S. Treasury Obligations	—	110,606	—	110,606

Total Short-Term Investments	—	189,621	—	189,621

Total Investments in Securities	$—	$13,988,204	$—	$13,988,204

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$289,897	$—	$289,897
Appreciation in Other Financial Instruments
Futures contracts	$695	$—	$—	$695
Forward Foreign Currency Exchange contracts	—	46,306	—	46,306
OTC Interest Rate Swaps contracts	—	44	—	44
Centrally Cleared Interest Rate Swap contracts	—	4,511	—	4,511

Total Appreciation in Other Financial Instruments	$695	$50,861	$—	$51,556

Depreciation in Other Financial Instruments
Futures contracts	$(1,503)	$—	$—	$(1,503)
Forward Foreign Currency Exchange contracts	—	(113,086)	—	(113,086)
OTC Interest Rate Swap contract	—	(74)	—	(74)
Centrally Cleared Interest Rate Swap contracts	—	(7,740)	—	(7,740)
Centrally Cleared Credit Default Swaps contracts	—	— (h)	—	— (h)
Written Option contracts
Written Call Option contracts	—	(259)	—	(259)
Written Put Option contracts	—	(66)	—	(66)

Total Written Option contracts	—	(325)	—	(325)

Total Depreciation in Other Financial Instruments	$(1,503)	$(121,225)	$—	$(122,728)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$10,800,342	$—	$10,800,342
Short-Term Investments
Municipal Bonds	—	14,386	—	14,386
Time Deposits	—	135,259	—	135,259

Total Short-Term Investments	—	149,645	—	149,645

Total Investments in Securities	$—	$10,949,987	$—	$10,949,987

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$185,338	$—	$185,338
Collateralized Mortgage Obligations	—	5,953	—	5,953
Commercial Mortgage-Backed Securities	—	22,180	—	22,180
Convertible Bonds
Communications	—	9,279	—	9,279
Consumer Cyclical	—	362	—	362
Consumer Non-cyclical	—	11,507	—	11,507
Energy	—	6,354	—	6,354
Financial	—	4,045	—	4,045
Industrial	—	807	—	807
Technology	—	12,704	—	12,704
Utilities	—	8,264	—	8,264

Total Convertible Bonds	—	53,322	—	53,322

Corporate Bonds
Basic Materials	—	352,341	—	352,341
Communications	—	1,051,904	9	1,051,913
Consumer Cyclical	—	1,334,292	—	1,334,292
Consumer Non-cyclical	—	1,178,270	—	1,178,270
Diversified	—	2,598	—	2,598
Energy	—	922,476	—	922,476
Financial	—	1,333,555	—	1,333,555
Government	—	170	—	170
Industrial	—	905,755	—	905,755
Technology	—	317,531	—	317,531
Utilities	—	322,886	—	322,886

Total Corporate Bonds	—	7,721,778	9	7,721,787

Foreign Government Securities	—	1,037,394	—	1,037,394
Mortgage-Backed Securities	—	9,549	—	9,549
U.S. Treasury Obligations	—	149,052	—	149,052
Common Stocks
Basic Materials	—	—	1,847	1,847
Communications	—	2,673	2,149	4,822
Utilities	—	—	1,136	1,136

Total Common Stocks	—	2,673	5,132	7,805

Exchange-Traded Funds	65,250	—	—	65,250
Preferred Stocks
Communications	—	—	982	982
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	—	—	7,449	7,449

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Basic Materials	$—	$10,190	$—	$10,190
Communications	—	69,341	—	69,341
Consumer Cyclical	—	49,866	—	49,866
Consumer Non-cyclical	—	62,401	—	62,401
Diversified	—	1,401	—	1,401
Energy	—	5,205	—	5,205
Financial	—	45,926	2,400	48,326
Government	—	—	9,418	9,418
Industrial	—	66,754	—	66,754
Technology	—	98,351	—	98,351
Utilities	—	1,603	—	1,603

Total Loan Assignments	—	411,038	11,818	422,856

Short-Term Investments
Commercial Papers	—	5,496	—	5,496
Corporate Bond	—	488	—	488
Time Deposits	—	225,449	—	225,449
U.S. Treasury Obligations	—	6,273	—	6,273

Total Short-Term Investments	—	237,706	—	237,706

Total Investments in Securities	$65,250	$9,835,983	$24,408	$9,925,641

Appreciation in Other Financial Instruments
Futures contracts	$353	$—	$—	$353
Forward Foreign Currency Exchange contracts	—	2,641	—	2,641
Centrally Cleared Interest Rate Swap contracts	—	3,013	—	3,013
OTC Credit Default Swaps contracts	—	147	—	147
Centrally Cleared Credit Default Swaps contracts	—	2,132	—	2,132

Total Appreciation in Other Financial Instruments	$353	$7,933	$—	$8,286

Depreciation in Other Financial Instruments
Futures contracts	$(334)	$—	$—	$(334)
Forward Foreign Currency Exchange contracts	—	(48,356)	—	(48,356)
Centrally Cleared Interest Rate Swap contracts	—	(1,619)	—	(1,619)
OTC Credit Default Swaps contracts	—	(92)	—	(92)
Centrally Cleared Credit Default Swap contract	—	(4)	—	(4)

Total Depreciation in Other Financial Instruments	$(334)	$(50,071)	$—	$(50,405)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$3,168	$—	$3,168
Collateralized Mortgage Obligations	—	6,629	—	6,629
Mortgage-Backed Securities	—	7,975	—	7,975
Loan Assignments
Basic Materials	—	199	—	199
Communications	—	98	—	98
Consumer Cyclical	—	596	—	596
Consumer Non-cyclical	—	500	—	500
Financial	—	599	—	599
Industrial	—	328	—	328
Technology	—	672	—	672
Utilities	—	100	—	100

Total Loan Assignments	—	3,092	—	3,092

Short-Term Investments
Time Deposits	—	12,819	—	12,819
U.S. Government Agency Security	—	500	—	500
U.S. Treasury Obligation	—	2,689	—	2,689

Total Short-Term Investments	—	16,008	—	16,008

Total Investments in Securities	$—	$36,872	$—	$36,872

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$491	$—	$491
Appreciation in Other Financial Instruments
Futures contracts	$130	$—	$—	$130
Forward Foreign Currency contract	—	3	—	3

Total Appreciation in Other Financial Instruments	$130	$3	$—	$133

Depreciation in Other Financial Instruments
Future contract	$(6)	$—	$—	$(6)
OTC Total Return Swap contracts	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(6)	$(1)	$—	$(7)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

B. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2024, the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had no loan commitments outstanding.

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund. Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.